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                                            American Skandia Advisor Funds, Inc.
                                            SEMIANNUAL REPORT TO SHAREHOLDERS

                                            April 30, 2002

ASAF

American Skandia Advisor Funds



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                                                          for Tomorrow
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TABLE OF CONTENTS


AMERICAN SKANDIA ADVISOR FUNDS, INC.                               CLASS A           CLASS B           CLASS  C          CLASS X
 Schedules of Investments:                                      CUSIP   TICKER    CUSIP   TICKER    CUSIP   TICKER    CUSIP   TICKER
 ASAF Founders International Small Capitalization Fund .   2  029650108  DMIAX  029650207  DMIBX  029650306  DMICX  029650405  DMIZX
 ASAF PBHG Small-Cap Growth Fund .......................   5  029650884  PBSAX  029650876  PBSBX  029650868  PBHCX  029650850  PBSZX
 ASAF Gabelli Small-Cap Value Fund .....................  10  029650843  GASVX  029650835  GBSVX  029650827  GCSVX  029650819  GXSVX
 ASAF American Century Strategic Balanced Fund .........  16  029650710  AACBX  029650694  ACBBX  029650686  ACBCX  029650678  ACBZX
 ASAF Federated High Yield Bond Fund ...................  22  029650660  FHYAX  029650652  FBHYX  029650645  FCHYX  029650637  FHYZX
 ASAF Alliance Growth Fund .............................  30  029650488  AGTAX  029650470  AGTBX  029650462  AGTCX  029650454  AXGTX
 ASAF Alliance Growth and Income Fund ..................  32  029650447  AGOAX  029650439  AGOBX  029650421  AGOCX  029650413  AXGOX
 ASAF Janus Overseas Growth Fund .......................  34  029650538  JOGAX  029650520  JOGBX  029650512  JOGCX  029650496  JOGZX
 ASAF Marsico Capital Growth Fund ......................  37  029650314  MARAX  029650298  MARBX  029650280  MARCX  029650272  MARZX
 ASAF Neuberger Berman Mid-Cap Growth Fund .............  39  029650397  NBAGX  029650389  NBBGX  029650371  NBGCX  029650363  NBGZX
 ASAF Neuberger Berman Mid-Cap Value Fund ..............  41  029650355  NABVX  029650348  NBBVX  029650330  NCBVX  029650322  NBVZX
 ASAF Strong International Equity Fund .................  43  029650140  IESAX  029650157  IESBX  029650165  IESCX  029650173  IESZX
 ASAF Sanford Bernstein Managed Index 500 Fund .........  45  029650181  MAIFX  029650199  MBIFX  029650215  MCIFX  029650223  MXIFX
 ASAF MFS Growth with Income Fund ......................  49  029650231  GAIFX  029650249  GBIFX  029650256  GCIFX  029650264  N/A
 ASAF DeAM Small-Cap Growth Fund .......................  53  029651106  DAMAX  029651205  DAMBX  029651304  DCAMX  029651403  DAMZX
 ASAF Alger All-Cap Growth Fund ........................  57  029651759  AACAX  029651742  ALBGX  029651734  AACCX  029651726  N/A
 ASAF Gabelli All-Cap Value Fund .......................  59  029651502  GALAX  029651601  GACBX  029651700  GALCX  029651809  GALZX
 ASAF INVESCO Technology Fund ..........................  63  029651882  IANVX  029651874  IBNVX  029651866  ICNVX  029651858  IXNZX
 ASAF Janus Mid-Cap Growth Fund ........................  65  029651791  JMCAX  029651783  JCMBX  029651775  JCMCX  029651767  N/A
 ASAF ProFund Managed OTC Fund .........................  68  029651841  PRMAX  029651833  PMOBX  029651825  PCMOX  029651817  N/A
 ASAF Alliance / Bernstein Growth + Value Fund .........  70  029651536  N/A    029651528  ABGVX  029651510  N/A    029651494  N/A
 ASAF INVESCO Health Sciences Fund .....................  72  029651627  INHAX  029651619  IHSBX  029651593  INHCX  029651585  N/A
 ASAF Sanford Bernstein Core Value Fund ................  73  029651486  N/A    029651478  SVCBX  029651460  N/A    029651452  N/A
 ASAF T. Rowe Price Tax Managed Fund ...................  77  029651577  N/A    029651569  N/A    029651551  N/A    029651544  N/A
 ASAF American Century International Growth Fund              029650504  AACIX  029650603  ABCIX  029650702  AIGCX  029650801  AXCIX
 ASAF Janus Capital Growth Fund                               029650793  JCGAX  029650785  JCGBX  029650777  JCGCX  029650769  JCGZX
 ASAF INVESCO Equity Income Fund                              029650751  IEIAX  029650744  IBEIX  029650736  IEICX  029650728  IEIZX
 ASAF PIMCO Total Return Bond Fund                            029650629  TARBX  029650611  TBRBX  029650595  TCRBX  029650587  TRBZX
 ASAF Money Market Fund                                       029650579  AASXX  029650561  ABSXX  029650553  ASCXX  029650546  ASXXX

Financial Statements ...................................  80  N/A - Not available

AMERICAN SKANDIA MASTER TRUST
 Schedules of Investments:

 ASMT American Century International Growth Fund ....... 148
 ASMT Janus Capital Growth Fund ........................ 151
 ASMT INVESCO Equity Income Fund ....................... 153
 ASMT PIMCO Total Return Bond Fund ..................... 157
 ASMT Money Market Fund ................................ 164
 Financial Statements .................................. 167

[GRAPHIC]

                                                                  April 30, 2002

Dear Fellow Shareholder:

Everything we do reflects our fundamental values of being passionate, creative and caring. That includes how we've approached the current state of the capital markets, which have forced many business leaders to take a hard look at their existing business allocations and strategies. At American Skandia, we've responded by refocusing ourselves on our core businesses - variable annuities and mutual funds, including mutual fund wrap and 529 college savings plans.

This has made American Skandia a stronger, more responsive company that's better positioned to enhance growth through significant expansion in our core product offerings and the technology to support our core service platforms. And by focusing on these key industry segments, we're also better able to leverage our existing strengths and dedicate resources to core products while bolstering relationships in the broker-dealer community.

No one knows for certain what might happen with the current markets. As a result, there's constant rotation and, at the macro level, an overall market without clear direction. The good news is that there's an appropriate response, one that can steady any investor's portfolio: asset allocation. We at American Skandia are style neutral, believing that portfolios should have both value and growth as well as sub-allocations within them. In other words, the growth allocation might include an aggressive growth fund and a diversified growth fund. The value portion might include allocations to a deep value fund and an equity-income fund.

Better yet, exposure to a wide range of asset classes can be the real driver of diversification. On that basis, both domestic bond funds and international stock funds would have a place in investors' portfolios alongside large, small and mid-cap domestic stock funds.

Such an allocation would have positioned investors to benefit from good returns in international equity markets over the past 6 months. Similarly, a diversified portfolio would benefit from the ongoing out-performance of small-cap stocks over the large caps. In the same vein, in 2001, U.S. Treasury Bonds outperformed everything except small-cap value.

Bottom line, today it's all about getting back to basics. For investment managers, that means disciplined, bottom-up research into individual securities, one issue at a time. For investors, it means making sure that their portfolios are effectively diversified across the range of asset classes and styles needed to navigate today's ever-shifting markets.

We are very optimistic about our recent innovations, our strategic refocus and our plans for the future. And we will continue to offer the American Skandia standard of objectivity, choice and broad asset class diversification that it takes to respond to market movements, and to help you achieve your personal financial goals.

As always, we value your confidence in us and welcome any questions or comments.

Sincerely,

-s- Wade A. Dokken
WADE A. DOKKEN
Chairman
American Skandia Investment Services, Incorporated

This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484. 1-800-SKANDIA. www.americanskandia.com

Please refer to your prospectus, which contains more complete information on charges, expenses and risk factors. It should be read carefully before you invest or send money.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 2002
                                  (UNAUDITED)

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                        ASAF PBHG SMALL-CAP GROWTH FUND
                       ASAF GABELLI SMALL-CAP VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                           ASAF ALLIANCE GROWTH FUND
                      ASAF ALLIANCE GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                     ASAF STRONG INTERNATIONAL EQUITY FUND
                 ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                        ASAF MFS GROWTH WITH INCOME FUND
                        ASAF DEAM SMALL-CAP GROWTH FUND
                         ASAF ALGER ALL-CAP GROWTH FUND
                        ASAF GABELLI ALL-CAP VALUE FUND
                          ASAF INVESCO TECHNOLOGY FUND
                         ASAF JANUS MID-CAP GROWTH FUND
                         ASAF PROFUND MANAGED OTC FUND
                  ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                       ASAF INVESCO HEALTH SCIENCES FUND
                     ASAF SANFORD BERNSTEIN CORE VALUE FUND
                      ASAF T. ROWE PRICE TAX MANAGED FUND

ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
FOREIGN STOCK -- 64.9%
  AUSTRALIA -- 2.3%
    Coca Cola Amatil Ltd.      239,575   $    771,823
    Lihir Gold Ltd.*           505,250        377,090
    Patrick Corp. Ltd. 144A     76,100        680,336
                                         ------------
                                            1,829,249
                                         ------------

  BRAZIL -- 0.7%
    Aracruz Celulose SA
      [ADR]                     23,875        519,281
                                         ------------

  CANADA -- 5.7%
    ATI Technologies, Inc.*     56,675        579,142
    Cognos, Inc.*               26,725        616,011
    Cott Corp.*                 21,325        431,614
    Ensign Resource Service
      Group, Inc.               19,050        198,427
    Magna International,
      Inc. Cl-A                 10,025        740,747
    Methanex Corp.*            105,000        802,712
    Molson, Inc. CL-A           22,950        526,349
    Research In Motion Ltd.
      NY Reg.*                  28,100        497,370
                                         ------------
                                            4,392,372
                                         ------------

  DENMARK -- 2.0%
    Carlsberg AS Cl-B           19,450        849,838
    Group 4 Falck AS             6,150        721,542
                                         ------------
                                            1,571,380
                                         ------------

  FINLAND -- 0.8%
    Avestapolarit Oyj            1,476          6,410
    Huhtamaki Oyj                8,100        340,848
    Valmet-Rauma Oyj            22,500        273,700
                                         ------------
                                              620,958
                                         ------------

  FRANCE -- 2.5%
    Technip-Coflexip SA          5,250        740,816
    Thales SA                   31,250      1,193,919
                                         ------------
                                            1,934,735
                                         ------------

  GERMANY -- 2.4%
    Continental AG              48,025        811,387

                                SHARES          VALUE
-----------------------------------------------------
-----------------------------------------------------
    Puma AG 144A                12,100   $    699,752
    Wella AG                     6,550        396,025
                                         ------------
                                            1,907,164
                                         ------------

  HONG KONG -- 5.1%
    Beijing Datang Power
      Generation Co. Ltd.    1,958,000        759,436
    Cosco Pacific Ltd.       1,164,000        910,408
    Hong Kong Exchanges &
      Clearing Ltd.            530,000        944,592
    Hopewell Holdings Ltd.     232,000        168,070
    Jiangxi Copper Co. Ltd.  1,367,000        192,803
    QPL International
      Holdings Ltd.*           618,000        279,319
    Yanzhou Coal Mining Co.
      Ltd.                   1,776,000        717,310
                                         ------------
                                            3,971,938
                                         ------------

  INDONESIA -- 1.0%
    PT Bank Central Asia     1,370,000        389,121
    PT Hanjaya Mandala
      Sampoerna TBK            758,500        355,674
                                         ------------
                                              744,795
                                         ------------

  IRELAND -- 0.3%
    Irish Continental Group
      PLC*                      28,350        222,245
                                         ------------

  ITALY -- 4.5%
    Autogrill SPA               94,175      1,111,645
    Italcement SPA              32,375        312,142
    Merloni
      Elettrodomestici SPA      14,250        128,403
    Mondadori (Arnoldo)
      Editore SPA              107,925        846,059
    Parmalat Finanziaria
      SPA                      324,850      1,141,581
                                         ------------
                                            3,539,830
                                         ------------

  JAPAN -- 9.5%
    Alps Electric Co. Ltd.      95,000      1,277,025
    Brother Industries Ltd.    137,000        620,981
    Capcom Co. Ltd.             28,900        864,299
    Dainippon Screen
      Manufactoring Co.
      Ltd.                      47,000        228,777
    Hirose Electric Co.
      Ltd.                      14,400      1,127,102
    Hitachi Credit Corp.        64,400        868,196
    Hosiden Corp.               17,000        244,805
    JSR Corp                    96,000        754,392
    Mistui Engineering &
      Shipbuilding Co.
      Ltd.*                    202,000        248,567
    Victor Company of Japan
      Ltd.                      55,000        281,425
    Yamada Denki Co. Ltd.       10,900        838,722
                                         ------------
                                            7,354,291
                                         ------------

  KOREA -- 5.4%
    Agabang Co. Ltd.*            1,939         60,535
    Coreana Cosmetics Co.
      Ltd.                      49,190        169,155
    DGI Co. Ltd.                11,614        192,512
    Future Systems, Inc.        21,330        150,821
    Handitsoft, Inc.             9,620        288,440
    Jungsoft Co. Ltd.            8,720        167,789
    LG Petrochemical Co.
      Ltd.                      57,200        579,050
    LG Telecom Ltd.*           103,700        614,643
    Samsung Corp.               80,110        576,349
    Shinhan Financial Group
      Co. Ltd.                  52,190        705,788

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
    SK Corp.                    48,480   $    723,052
                                         ------------
                                            4,228,134
                                         ------------

  MALAYSIA -- 1.1%
    Road Builder (M)
      Holdings Berhad          117,000        190,893
    Unisem (M) Berhad          187,000        688,940
                                         ------------
                                              879,833
                                         ------------

  MEXICO -- 1.7%
    Grupo Aeroportuario de
      Sureste SA de CV
      [ADR]                      9,850        166,465
    Grupo Elektra SA de CV     365,450        360,567
    Grupo Financiero
      Banorte SA de CV*        244,275        652,683
    TV Azteca SA de CV          14,375        115,719
                                         ------------
                                            1,295,434
                                         ------------

  NETHERLANDS -- 1.8%
    Euronext NV                 27,775        575,877
    Nutreco Holdings NV         25,300        832,095
                                         ------------
                                            1,407,972
                                         ------------

  NORWAY -- 0.1%
    Bergesen dy ASA Cl-A         3,925         82,181
                                         ------------

  PHILIPPINES -- 0.2%
    Ayala Land, Inc.         1,298,500        179,545
                                         ------------

  PORTUGAL -- 1.0%
    Brisa-Auto Estradas de
      Portugal SA              160,075        793,315
                                         ------------

  SPAIN -- 1.5%
    Fomento de
      Construcciones y
      Contratas SA              30,200        775,552
    Iberia Lineas Aerias de
      Espana SA                218,425        391,665
                                         ------------
                                            1,167,217
                                         ------------

  SWEDEN -- 1.3%
    Getinge AB                  10,800        201,280
    Swedish Match AB           105,500        831,660
                                         ------------
                                            1,032,940
                                         ------------

  SWITZERLAND -- 0.2%
    PubliGroupe SA                  50         12,576
    Rieter Holdings AG             700        173,260
                                         ------------
                                              185,836
                                         ------------

  TAIWAN -- 3.9%
    Acer Communications &
      Multimedia, Inc.         321,000        735,094
    Ichia Technoloies,
      Inc.*                    128,000        243,346
    Polaris Securities Co.
      Ltd.*                     84,000         41,860
    Ritek Corp.                348,000        362,876
    Siliconware Precision
      Industries Co.*          779,000        733,763
    Universal Scientific
      Industrial Co. Ltd.      283,000        164,668
    Yageo Corp.*               928,000        769,858
                                         ------------
                                            3,051,465
                                         ------------

  THAILAND -- 0.1%
    Delta Electronics
      (Thailand) Public Co.
      Ltd.                      90,950         74,644
                                         ------------

  UNITED KINGDOM -- 9.8%
    Carpetright PLC             15,375        131,411
    Cattles PLC                 43,100        208,842

                                SHARES          VALUE
-----------------------------------------------------
-----------------------------------------------------
    De Vere Group PLC           38,500   $    211,099
    HIT Entertainment PLC
      144A                      16,875         84,842
    ICAP PLC                    26,750        298,608
    Ladbroke Group PLC         218,825        817,167
    Land Securities PLC         57,700        801,343
    Lastminute.com PLC*        207,850        270,338
    P&0 Princess Cruises
      PLC                      138,825        934,672
    Patientline PLC*            32,300         81,197
    Pilkington PLC             469,475        761,135
    RMC Group PLC               83,575        794,096
    Serco Group PLC            167,500        650,521
    Signet Group PLC           439,350        749,110
    Whitbread PLC               78,600        778,898
                                         ------------
                                            7,573,279
                                         ------------

TOTAL FOREIGN STOCK
  (Cost $50,906,103)                       50,560,033
                                         ------------

UNIT INVESTMENT TRUST -- 10.0%
  ishares MSCI EAFE Index
    Fund*                       31,925      3,892,296
  ishares MSCI Japan Index
    Fund*                      465,450      3,928,398
                                         ------------
  (Cost $7,762,669)                         7,820,694
                                         ------------

U.S. STOCK -- 0.7%
  MEDICAL SUPPLIES & EQUIPMENT
    ResMed, Inc.*
  (Cost $586,733)               14,300        530,673
                                         ------------

ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND

-----------------------------------------------------
                                   PAR
                                 (000)          VALUE
-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.1%
  U.S. GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank
      1.79%, 05/01/02
    (Cost $14,908,000)       $  14,908   $ 14,908,000
                                         ------------

TOTAL INVESTMENTS -- 94.7%
  (Cost $74,163,505)                       73,819,400

OTHER ASSETS LESS LIABILITIES -- 5.3%       4,160,355
                                         ------------

NET ASSETS -- 100.0%                     $ 77,979,755
                                         ============

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2002. Percentages are based on net assets.

                 INDUSTRY
                 --------
Aerospace                                     1.5%
Airlines                                      0.5%
Automotive Parts                              2.0%
Beverages                                     3.3%
Broadcasting                                  0.1%
Building Materials                            2.4%
Business Services                             4.0%
Chemicals                                     2.7%
Clothing & Apparel                            1.0%
Computer Services & Software                  4.6%
Construction                                  2.7%
Consumer Products & Services                  0.7%
Containers & Packaging                        0.4%
Electronic Components & Equipment             6.4%
Entertainment & Leisure                       2.4%
Farming & Agriculture                         1.5%
Financial-Bank & Trust                        0.5%
Financial Services                            5.5%
Food                                          2.5%
Furniture                                     0.5%
Hotels & Motels                               0.3%
Internet Services                             0.4%
Machinery & Equipment                         0.6%
Medical Supplies & Equipment                  0.3%
Metals & Mining                               1.7%
Oil & Gas                                     1.2%
Paper & Forest Products                       0.7%
Printing & Publishing                         1.1%
Real Estate                                   1.5%
Retail & Merchandising                        6.2%
Semiconductors                                2.6%
Telecommunications                            0.8%
Transportation                                1.3%
Utilities                                     1.0%
                                             -----
TOTAL                                        64.9%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.
 4

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PBHG SMALL-CAP GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 97.0%
  ADVERTISING -- 1.1%
    Advo, Inc.*               32,600    $  1,411,580
    DoubleClick, Inc.*        27,100         210,296
    Getty Images, Inc.*@      11,000         382,910
                                        ------------
                                           2,004,786
                                        ------------

  AEROSPACE -- 0.6%
    DRS Technologies,
      Inc.*                   23,200       1,073,000
                                        ------------

  AIRLINES -- 0.4%
    Atlas Air Worldwide
      Holdings, Inc.*         50,300         627,241
                                        ------------

  AUTOMOTIVE PARTS -- 0.3%
    Advance Auto Parts,
      Inc.*@                   9,900         586,080
                                        ------------

  BEVERAGES -- 0.9%
    Panamerican Beverages
      Cl-A [ADR]              51,700         930,600
    PepsiAmericas, Inc.       39,400         600,850
                                        ------------
                                           1,531,450
                                        ------------

  BROADCASTING -- 0.4%
    Cumulus Media, Inc.*      18,400         344,632
    Paxson Communications
      Corp.*                  31,600         334,960
                                        ------------
                                             679,592
                                        ------------

  BUILDING MATERIALS -- 0.3%
    Genlyte Group, Inc.*      11,000         482,130
    Texas Industries,
      Inc.                       100           3,878
                                        ------------
                                             486,008
                                        ------------

  BUSINESS SERVICES -- 5.5%
    Advisory Board Co.*       22,300         747,050
    Alliance Data Systems
      Corp.*                  30,200         744,430
    CDI Corp.*                14,900         435,527
    ChoicePoint, Inc.*        18,300       1,014,552
    Crossroads Systems,
      Inc.*                   37,400         116,277
    DiamondCluster
      International,
      Inc.*                   32,400         408,240

                            SHARES         VALUE
----------------------------------------------------
----------------------------------------------------
    Forrester Research,
      Inc.*                   29,100    $    531,075
    FTI Consulting, Inc.*     26,900         963,558
    Iron Mountain, Inc.*@     10,850         334,180
    Learning Tree
      International,
      Inc.*                    7,700         186,340
    Manhattan Associates,
      Inc.*@                  41,900       1,323,202
    Medical Staffing
      Network Holdings,
      Inc.*                    5,100         123,624
    Micromuse, Inc.*          37,900         309,264
    On Assignment, Inc.*      18,400         374,072
    Pediatrix Medical
      Group, Inc.*            24,500       1,151,255
    Watson Wyatt & Co.
      Holdings*               32,800         861,000
                                        ------------
                                           9,623,646
                                        ------------

  CABLE TELEVISION -- 0.9%
    Adelphia
      Communications
      Corp. Cl-A*@            27,500         165,550
    Mediacom
      Communications
      Corp.*@                 55,000         550,000
    Young Broadcasting,
      Inc. Cl-A*              34,600         781,614
                                        ------------
                                           1,497,164
                                        ------------

  CHEMICALS -- 0.2%
    Cabot
      Microelectronics
      Corp.*                   3,700         180,930
    Cytec Industries,
      Inc.*                    6,800         224,332
                                        ------------
                                             405,262
                                        ------------

  CLOTHING & APPAREL -- 0.1%
    Pacific Sunwear of
      California, Inc.*@       9,000         224,820
                                        ------------

  COMPUTER HARDWARE -- 2.5%
    Adaptec, Inc.*            73,800       1,084,860
    Insight Enterprises,
      Inc.*                   66,435       1,733,954
    SanDisk Corp.*            32,000         523,520
    Silicon Storage
      Technology, Inc.*      102,500       1,016,800
                                        ------------
                                           4,359,134
                                        ------------

ASAF PBHG SMALL-CAP GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMPUTER SERVICES & SOFTWARE -- 9.4%
    Advent Software,
      Inc.*@                  20,800    $  1,027,104
    Aspen Technology,
      Inc.*                   51,100         692,405
    Avocent Corp.*            40,136       1,003,400
    Caminus Corp.*            47,900         894,293
    Catalina Marketing
      Corp.*                   5,500         192,995
    Citrix Systems,
      Inc.*@                  89,300       1,035,880
    Cognizant Technology
      Solutions Corp.*        23,500       1,104,500
    Computer Network
      Technology Corp.*       52,900         504,666
    Concurrent Computer
      Corp.*                  38,400         263,040
    Extreme Networks,
      Inc.*                   89,500         804,605
    FactSet Research
      Systems, Inc.           15,900         553,797
    Fair, Isaac & Co.,
      Inc.@                    7,200         401,328
    Henry, (Jack) &
      Associates, Inc.        21,800         507,504
    JDA Software Group,
      Inc.*                   54,000       1,632,959
    Kana Software, Inc.*      13,100         134,799
    Novadigm, Inc.*            4,500          30,375
    PEC Solutions, Inc.*      34,300         806,050
    Peregrine Systems,
      Inc.*@                 148,400       1,016,540
    Roxio, Inc.*              21,700         461,125
    ScanSource, Inc.*         16,300       1,093,078
    Tripos, Inc.*             30,900         742,527
    Websense, Inc.*           42,300       1,129,833
    Wind River Systems,
      Inc.*                   18,600         202,554
                                        ------------
                                          16,235,357
                                        ------------

  CONSUMER PRODUCTS & SERVICES -- 2.6%
    Coinstar, Inc.*           26,800         863,764
    Playtex Products,
      Inc.*                   70,400         915,200
    Rent-A-Center, Inc.*      33,700       2,032,110
    Tupperware Corp.*         30,500         700,280
                                        ------------
                                           4,511,354
                                        ------------

  CONTAINERS & PACKAGING -- 0.7%
    Crown Cork & Seal
      Co., Inc.*@             87,300         982,998
    Smurfit-Stone
      Container Corp.*        13,600         220,864
                                        ------------
                                           1,203,862
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    Avnet, Inc.@              26,600         681,492
    AXT, Inc.*                11,500         133,400
    Coherent, Inc.*           11,800         361,080
    Comverse Technology,
      Inc.*                   71,700         862,551
    DDI Corp.*                50,100         301,602
    DSP Group, Inc.*          44,000         933,680
    Emulex Corp.*@            34,000         985,660
    Harman International
      Industries, Inc.*@      22,600       1,334,531
    MIPS Technologies,
      Inc.*@                  66,900         408,090
    OSI Systems, Inc.*@       29,900         597,402
    Plexus Corp.*             26,055         651,114
    Power-One, Inc.*          28,800         240,768
    Read-Rite Corp.*          90,100         319,855
    Ultimate Electronics,
      Inc.*                    7,000         202,299
    Vishay
      Intertechnology,
      Inc.*@                  41,900         921,381
                                        ------------
                                           8,934,905
                                        ------------

                            SHARES         VALUE
----------------------------------------------------
----------------------------------------------------

  ENTERTAINMENT & LEISURE -- 4.0%
    AMC Entertainment,
      Inc.*                   45,400    $    658,300
    Bally Total Fitness
      Holding Corp.*          14,300         312,455
    Direct Focus, Inc.*@      43,000       1,922,100
    Park Place
      Entertainment
      Corp.*                  58,900         724,470
    Pixar, Inc.*@             25,900       1,046,360
    Station Casinos,
      Inc.*@                 100,300       1,855,550
    WMS Industries, Inc.*     27,300         439,803
                                        ------------
                                           6,959,038
                                        ------------

  ENVIRONMENTAL SERVICES -- 1.6%
    Clean Harbors, Inc.*      31,900         319,957
    Gaiam, Inc.*              29,700         472,527
    TRC Companies, Inc.*      33,000         752,400
    Waste Connections,
      Inc.*                   33,000       1,164,900
                                        ------------
                                           2,709,784
                                        ------------

  EQUIPMENT SERVICES -- 0.2%
    Anaren Microwave,
      Inc.*                   32,600         411,738
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FINANCIAL -- BANK & TRUST -- 3.7%
    Brookline Bancorp,
      Inc.                     9,400    $    233,590
    City National Corp.       27,500       1,519,376
    efunds Corp.*             57,000         906,300
    Seacoast Financial
      Services Corp.           4,795         102,613
    South Financial
      Group, Inc.             31,040         714,851
    United Missouri
      Bancshares, Inc.        16,395         784,025
    Willow Grove Bancorp,
      Inc.                    39,500         458,200
    Wilmington Trust
      Corp.                   13,500         852,390
    Zions Bancorp             16,400         886,912
                                        ------------
                                           6,458,257
                                        ------------

  FINANCIAL SERVICES -- 3.3%
    Affiliated Managers
      Group, Inc.*            18,200       1,157,520
    Federated Investors,
      Inc.                    15,400         493,724
    InterCept Group,
      Inc.*                   19,100         580,258
    Investors Financial
      Service Corp.           24,220       1,783,560
    Medallion Financial
      Corp.                   67,600         347,464
    PRG-Schultz
      International,
      Inc.*@                  87,300       1,197,756
    Stewart, (W.P.) & Co.
      Ltd.                     9,730         276,527
                                        ------------
                                           5,836,809
                                        ------------

  FOOD -- 1.9%
    Fleming Companies,
      Inc.@                   30,745         677,620
    Krispy Kreme
      Doughnuts, Inc.*@       51,900       1,981,542
    Monterey Pasta Co.*       11,800         108,796
    Winn-Dixie Stores,
      Inc.@                   26,900         466,715
                                        ------------
                                           3,234,673
                                        ------------

  HEALTHCARE SERVICES -- 8.2%
    Accredo Health,
      Inc.*@                  29,420       1,904,356
    Aetna, Inc.*              24,600       1,170,960
    Amercigroup Corp.*        16,000         488,800
    American Healthways,
      Inc.*                   37,950       1,022,753

                            SHARES         VALUE
----------------------------------------------------
----------------------------------------------------
    Beverly Enterprises,
      Inc.*                  130,800    $  1,124,880
    Conventry Health
      Care, Inc.*             46,000       1,449,000
    Curative Health
      Services, Inc.*         19,400         272,764
    DaVita, Inc.*@            40,900       1,060,128
    Health Net, Inc.*         16,400         486,260
    Humana, Inc.*             60,200         984,270
    LifePoint Hospitals,
      Inc.*                   27,455       1,153,110
    Myriad Genetics,
      Inc.*                   27,700         658,152
    Odyssey Healthcare,
      Inc.*                   27,200         925,344
    Province Healthcare
      Co.*                    21,370         822,959
    Quadramed Corp.*          26,300         168,346
    Renal Care Group,
      Inc.*                   11,000         390,500
                                        ------------
                                          14,082,582
                                        ------------

  INSURANCE -- 2.8%
    Allmerica Financial
      Corp.                   26,300       1,312,633
    First American Corp.@     54,800       1,211,080
    HCC Insurance
      Holdings, Inc.          28,900         751,400
    Hooper Holmes, Inc.       58,500         607,815
    Radian Group, Inc.@        4,800         249,120
    Scottish Annuity &
      Life Holdings Ltd.*     39,500         845,300
                                        ------------
                                           4,977,348
                                        ------------

  INTERNET SERVICES -- 3.6%
    Alloy, Inc.*              32,000         404,800
    FreeMarkets, Inc.*@       34,100         605,616
    Hotels.com Cl-A*          22,100       1,390,532
    J2 Global
      Communication,
      Inc.*                   18,900         207,522
    Macromedia, Inc.*         19,600         438,844
    Overture Services,
      Inc.*                   41,200       1,408,628
    Retek, Inc.*@             60,685       1,432,105
    Vignette Corp.*          154,800         397,836
                                        ------------
                                           6,285,883
                                        ------------

ASAF PBHG SMALL-CAP GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
MACHINERY & EQUIPMENT -- 1.2%
    Asyst Technologies,
      Inc.*                   29,900    $    490,360
    Flowserve Corp.*@         34,900       1,204,050
    Kulicke & Soffa
      Industries, Inc.*       22,300         404,522
                                        ------------
                                           2,098,932
                                        ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 7.8%
    American Medical
      Systems Holdings,
      Inc.*@                  21,000         482,580
    Cholestech Corp.*         53,600         970,214
    CIMA Labs, Inc.*          84,300       1,683,471
    DIANON Systems, Inc.*     21,200       1,390,720
    Digene Corp.*             23,400         533,988
    Fisher Scientific
      International,
      Inc.*                   53,600       1,526,528
    Haemonetics Corp.*@       68,600       2,273,404
    Integra LifeSciences
      Holdings Corp.*         32,200         627,900
    Kensey Nash Corp.*        30,900         594,825
    Molecular Devices
      Corp.*                  12,800         228,480
    Possis Medical, Inc.*     48,400         758,428
    SangStat Medical
      Corp.*                  29,300         682,690
    Serologicals Corp.*        6,000         123,060
    SurModics, Inc.*          20,400         829,668
    Zoll Medical Corp.*       25,800         980,916
                                        ------------
                                          13,686,872
                                        ------------

  METALS & MINING -- 1.0%
    Carpenter Technology
      Corp.*                  11,100         294,150
    Shaw Group, Inc.*         17,300         528,169
    Stillwater Mining
      Co.*@                   57,300       1,005,615
                                        ------------
                                           1,827,934
                                        ------------

  OIL & GAS -- 2.2%
    Atwood Oceanics,
      Inc.*                   14,700         675,465
    Cal Dive
      International,
      Inc.*                   17,900         463,610
    Global Industries
      Ltd.*                   41,300         398,132
    Premcor, Inc.*             6,700         189,275
    Spinnaker Exploration
      Co.*                    12,700         544,195
    Tesoro Petroleum
      Corp.*                  26,000         293,800
    Universal Compression
      Holdings, Inc.*         55,600       1,364,980
                                        ------------
                                           3,929,457
                                        ------------

  PERSONAL SERVICES -- 1.4%
    Career Education
      Corp.*@                 32,200       1,447,390
    Edison Schools, Inc.*     48,600         249,318
    University of Phoenix
      Online*                 25,467         819,008
                                        ------------
                                           2,515,716
                                        ------------

                            SHARES         VALUE
----------------------------------------------------
----------------------------------------------------

  PHARMACEUTICALS -- 4.8%
    aaiPharma, Inc.*          18,600    $    519,498
    Adolor Corp.*             54,200         745,250
    Albany Molecular
      Research, Inc.*         26,700         647,475
    Amarin Corp. PLC
      [ADR]*@                 38,000         418,000
    Dr. Reddy's
      Laboratories Ltd.
      [ADR]                   30,300         662,661
    First Horizon
      Pharmaceutical
      Corp.*                  41,400       1,078,056
    Icon PLC [ADR]*           27,800         844,286
    Kendle International,
      Inc.*                   41,000         696,590
    MIM Corp.*                37,400         665,720
    PDI, Inc.*                34,900         600,280
    Pharmaceutical
      Product
      Development, Inc.*@     19,900         501,082
    Syncor International
      Corp.*@                 28,200         881,532
    Titan
      Pharmaceuticals,
      Inc.*                   17,000         106,250
                                        ------------
                                           8,366,680
                                        ------------

  PRINTING & PUBLISHING -- 0.2%
    Scholastic Corp.*          7,800         395,694
                                        ------------

  REAL ESTATE -- 0.5%
    Boston Properties,
      Inc. [REIT]             12,000         467,760
    FBR Asset Investment
      Corp. [REIT]            11,000         362,010
                                        ------------
                                             829,770
                                        ------------

  RESTAURANTS -- 4.2%
    BUCA, Inc.*               63,300       1,076,100
    California Pizza
      Kitchen, Inc.*          39,200         917,280
    CEC Entertainment,
      Inc.*                   24,900       1,150,380
    Landry's Restaurants,
      Inc.                    29,000         803,300
    P.F. Chang's China
      Bistro, Inc.*@          22,100       1,601,145
    Panera Bread Co.
      Cl-A*@                  22,200       1,488,954
    The Cheesecake
      Factory, Inc.*           7,800         324,714
                                        ------------
                                           7,361,873
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
RETAIL & MERCHANDISING -- 5.0%
    7-Eleven, Inc.*           37,500    $    342,750
    A.C. Moore Arts &
      Crafts, Inc.*           10,500         483,630
    CDW Computer Centers,
      Inc.*                   19,810       1,085,588
    Chattem, Inc.*             9,100         284,830
    Christopher & Banks
      Corp.*@                 47,600       1,769,292
    Duane Reade, Inc.*        16,600         527,050
    Electronics Boutique
      Holdings Corp.*         29,200         830,448
    Kenneth Cole
      Productions, Inc.
      Cl-A*                   25,100         677,700
    Linens 'N Things,
      Inc.*@                  15,090         523,623
    Stage Stores, Inc.*       19,200         614,208
    Toys 'R' Us, Inc.*        76,700       1,324,609
    Tweeter Home
      Entertainment
      Group, Inc.*            11,500         189,865
                                        ------------
                                           8,653,593
                                        ------------

  SEMICONDUCTORS -- 4.6%
    Anadigics, Inc.*          25,600         259,584
    Elantec
      Semiconductor,
      Inc.*                   36,700       1,517,178
    Genesis Microchip,
      Inc.*                   16,900         405,769
    Globespan, Inc.*         112,300         662,570
    International
      Rectifier Corp.*@       43,800       2,020,056
    Lam Research Corp.*@       6,700         171,922
    LTX Corp.*@               47,400       1,005,354
    MKS Instruments,
      Inc.*                   41,700       1,413,213
    Power Integrations,
      Inc.*                   24,100         509,715
                                        ------------
                                           7,965,361
                                        ------------

  TELECOMMUNICATIONS -- 2.7%
    Advanced Fibre
      Communication,
      Inc.*                   25,200         447,048
    Catapult
      Communications
      Corp.*                  28,400         711,704
    Finisar Corp.*@           66,400         424,296
    Intrado, Inc.*            28,200         524,238
    Latitude
      Communications,
      Inc.*                  162,600         365,850
    Metro One
      Telecommunications,
      Inc.*                    8,700         154,860
    Polycom, Inc.*@           34,300         707,266
    Powerwave
      Technologies, Inc.*     46,400         554,016
    Silicon Laboratories,
      Inc.*                   22,500         665,100
    Western Wireless
      Corp. Cl-A*             37,000         234,580
                                        ------------
                                           4,788,958
                                        ------------

  TRANSPORTATION -- 0.7%
    UTI Worldwide, Inc.       62,625       1,252,500
                                        ------------

  UTILITIES -- 0.4%
    Calpine Corp.*@           67,600         743,600
                                        ------------
TOTAL COMMON STOCK
  (Cost $147,575,563)                    169,356,713
                                        ------------

FOREIGN STOCK -- 0.8%
  PHARMACEUTICALS -- 0.2%
    Taro Pharmaceuticals
      Industries Ltd. --
      (ISL)*                  13,100         287,493
                                        ------------

  TELECOMMUNICATIONS -- 0.6%
    Cogeco Cable, Inc. --
      (CAD)*                  44,248         493,311
    TTI Team Telecom
      International
      Ltd. -- (ISL)*          29,500         700,624
                                        ------------
                                           1,193,935
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $1,883,778)                        1,481,428
                                        ------------

                            SHARES         VALUE
----------------------------------------------------
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Fund
  (Cost $1,780,351)        1,780,351    $  1,780,351
                                        ------------

TOTAL INVESTMENTS -- 98.8%
  (Cost $151,239,692)                    172,618,492

OTHER ASSETS LESS
  LIABILITIES -- 1.2%                      2,116,227
                                        ------------
NET ASSETS -- 100.0%                    $174,734,719
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
COMMON STOCK -- 82.1%
  ADVERTISING -- 0.3%
    Interep National Radio
      Sales, Inc.*             10,900   $     39,131
    Penton Media, Inc.        110,000        726,000
                                        ------------
                                             765,131
                                        ------------

  AEROSPACE -- 0.6%
    AAR Corp.                  22,000        280,280
    Curtiss-Wright Corp.
      Cl-B                     12,000        903,600
    Fairchild Corp. Cl-A*      76,500        325,890
                                        ------------
                                           1,509,770
                                        ------------

  AIRLINES -- 0.1%
    Midwest Express
      Holdings, Inc.*          10,000        200,000
                                        ------------

  AUTOMOBILE MANUFACTURERS -- 0.0%
    Thor Industries, Inc.       1,000         59,250
                                        ------------

  AUTOMOTIVE PARTS -- 2.9%
    BorgWarner, Inc.           26,000      1,624,480
    Cooper Tire & Rubber
      Co.                      15,000        372,000
    Dana Corp.                 60,000      1,215,600
    Exide Technologies@        40,000          7,600
    Federal-Mogul Corp.*@      40,000         20,000
    Midas, Inc.*               65,000        955,500
    Myers Industries, Inc.     85,000      1,538,500
    O' Reilly Automotive,
      Inc.*                    11,000        356,290
    Raytech Corp.*             60,000        276,000
    Schieb (Earl), Inc.*        5,000         15,000
    Superior Industries
      International, Inc.       1,500         77,355
    TBC Corp.*                 22,000        327,800
                                        ------------
                                           6,786,125
                                        ------------

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------

  BEVERAGES -- 1.5%
    Farmer Brothers Co.           800   $    277,600
    Genesee Corp.              15,000        301,875
    PepsiAmericas, Inc.       130,000      1,982,500
    Robert Mondavi Corp.
      Cl-A*                    26,000      1,019,720
    Whitman Corp. Rights*      70,000              0
                                        ------------
                                           3,581,695
                                        ------------

  BROADCASTING -- 7.6%
    Acme Communications,
      Inc.*                   125,300      1,346,975
    Beasley Broadcast
      Group, Inc.*              8,200        135,300
    Belo Corp. Cl-A            75,000      1,752,000
    Crown Media Holdings,
      Inc.*                    86,000        868,600
    Fisher Companies, Inc.     13,000        606,957
    Granite Broadcasting
      Corp.*                   80,000        208,000
    Gray Communications,
      Inc.                      1,000         15,800
    Gray Communications,
      Inc. Cl-B                60,000        837,000
    Liberty Media Corp.
      Cl-A*@                   75,000        802,500
    Media General, Inc.        47,500      3,259,451
    News Corp. Ltd. [ADR]      25,000        554,000
    Paxson Communications
      Corp.*                  157,000      1,664,200
    Saga Communications,
      Inc. Cl-A*               26,000        727,480
    Salem Communications
      Corp. Cl-A*              38,500        942,480
    SBS Broadcasting SA NY
      Reg.*                     7,400        145,114
    Scripps, (E.W.) Co.
      Cl-A                     21,000      1,673,490
    Sinclair Broadcast
      Group, Inc.*            137,200      1,831,620
    UnitedGlobalCom, Inc.
      Cl-A*                    25,000        135,000
                                        ------------
                                          17,505,967
                                        ------------

  BUILDING
    MATERIALS -- 2.0%
    Fedders Corp.              40,000        154,000
    Florida Rock
      Industries, Inc.          2,000         79,960
    Gibraltar Steel Corp.      19,000        434,720
    Hughes Supply, Inc.         1,000         41,720
    Lone Star
      Technologies, Inc.*       9,000        239,850
    Modine Manufacturing
      Co.                      35,000      1,029,700
    Nortek, Inc.*              30,000      1,327,200
    Skyline Corp.               2,000         72,000
    Thomas Industries,
      Inc.                     44,000      1,276,000
                                        ------------
                                           4,655,150
                                        ------------

  BUSINESS SERVICES --0.8%
    Bull Run Corp.*            25,000         18,750
    Companie Generale de
      Geophysique SA
      [ADR]*                    2,000         16,000
    Edgewater Technology,
      Inc.*                   298,800      1,266,613
    GP Strategies Corp.*       12,000         52,800
    Key3Media Group, Inc.*     45,000        192,600
    Kroll, Inc.*               15,000        278,100
                                        ------------
                                           1,824,863
                                        ------------

  CABLE TELEVISION -- 1.9%
    Cablevision Systems
      Corp.- Rainbow Media
      Group Cl-A*@             42,000        928,200
    Cablevision Systems
      New York Group
      Cl-A*@                   76,000      1,786,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Classic
      Communications,
      Inc.*+                   25,000   $      1,125
    Young Broadcasting,
      Inc. Cl-A*               73,800      1,667,142
                                        ------------
                                           4,382,467
                                        ------------

  CHEMICALS -- 4.8%
    Airgas, Inc.*              20,000        329,800
    Albemarle Corp.            10,000        296,500
    Arch Chemicals, Inc.       50,000      1,240,000
    Ethyl Corp.*               90,000        108,900
    Ferro Corp.                40,000      1,132,800
    Fuller, (H.B.) Co.         32,000        995,520
    Great Lakes Chemical
      Corp.                    60,000      1,544,400
    Hercules, Inc.*            90,000      1,098,000
    MacDermid, Inc.           115,200      2,534,400
    Omnova Solutions, Inc.     95,800        881,360
    Schulman, (A.), Inc.       47,100        956,130
    TETRA Technologies,
      Inc.*                     4,000        114,560
                                        ------------
                                          11,232,370
                                        ------------

  CLOTHING & APPAREL -- 0.5%
    Burlington Coat
      Factory Warehouse
      Corp.                     8,000        179,680
    Hartmarx Corp.*           120,000        333,600
    Wolverine World Wide,
      Inc.                     30,000        540,600
                                        ------------
                                           1,053,880
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 0.3%
    Baldwin Technology
      Co., Inc. Cl-A*          69,100        102,959
    BNS Co.                    41,000        112,750
    McAfee.com Corp.*          10,000        133,500
    StarTek, Inc.*              5,000        124,300
    Xanser Corp.*             100,000        330,000
                                        ------------
                                             803,509
                                        ------------

  CONSTRUCTION -- 0.2%
    Fleetwood Enterprises,
      Inc.                     30,000        320,100
    KB Home Co.                 1,000         49,850
                                        ------------
                                             369,950
                                        ------------

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------

  CONSUMER PRODUCTS & SERVICES -- 3.3%
    Aviall, Inc.*              22,000   $    194,700
    Bowlin Travel Centers,
      Inc.*                     6,000          9,000
    Brown-Forman Corp.
      Cl-A                     10,000        784,000
    Cendant Corp.*@            70,000      1,259,300
    Chemed Corp.               29,400      1,128,960
    Culp, Inc.*                12,000        108,240
    Dial Corp.                 35,000        734,300
    Energizer Holdings,
      Inc.*@                   33,000        788,700
    Fortune Brands, Inc.       10,000        522,600
    GC Companies, Inc.*       150,000         54,000
    Keane, Inc.*                1,000         15,640
    Marine Products Corp.      12,000        110,400
    Oil-Dri Corp. of
      America                  40,800        408,000
    Packaged Ice, Inc.*       110,000        143,000
    Rayovac Corp.*             20,000        318,200
    Rollins, Inc.              42,000        848,400
    The Scotts Co.*             5,000        238,550
    Weider Nutrition
      International, Inc.       6,000         10,500
                                        ------------
                                           7,676,490
                                        ------------

  CONTAINERS & PACKAGING -- 2.2%
    Crown Cork & Seal Co.,
      Inc.*                    30,000        337,800
    Greif Brothers Corp.
      Cl-A                     26,000        923,520
    Liqui-Box Corp.            40,500      2,707,425
    Pactiv Corp.*              57,000      1,178,190
                                        ------------
                                           5,146,935
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.2%
    Allen Telecom, Inc.*       85,000        560,150
    Ametek, Inc.               40,000      1,549,200
    Axcelis Technologies,
      Inc.*                    80,000      1,152,000
    Baldor Electric Co.        70,000      1,659,000
    CTS Corp.                  31,000        531,650
    Electro Rental Corp.*      38,000        511,860
    ESCO Technologies,
      Inc.*                     1,500         60,375
    FLIR Systems, Inc.*         2,000         79,754
    Franklin Electric Co.,
      Inc.                     28,000      1,416,800
    Katy Industries, Inc.*     28,000        156,240
    Lamson & Sessions Co.*     95,000        470,250
    Landauer, Inc.             16,000        656,000
    Lecroy Corp.*               3,000         47,970
    Littelfuse, Inc.*           7,000        188,370
    Magnetek, Inc.*            40,000        480,000
    Methode Electronics,
      Inc. Cl-A                28,000        321,160
    Park Electrochemical
      Corp.                    10,000        302,500
    Parker-Hannifin Corp.@      6,000        299,700
    Pentair, Inc.               6,000        291,360
    Rockwell Automation,
      Inc.                     15,000        322,050
    Sl Industries, Inc.        14,000        109,200
    Thomas & Betts Corp.@     119,700      2,812,950
    Transport Lux Corp.        11,500         78,200
    UCAR International,
      Inc.*                    30,000        390,000
                                        ------------
                                          14,446,739
                                        ------------

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
ENTERTAINMENT & LEISURE -- 3.6%
    Ackerley Group, Inc.*     115,400   $  1,939,874
    Dover Downs Gaming &
      Entertainment, Inc.      63,000        733,950
    Dover Motorsports,
      Inc.                     90,000        727,200
    Gaylord Entertainment
      Co. Cl-A*                37,700      1,023,555
    International Speedway
      Corp. Cl-A                4,000        172,000
    Magna Entertainment
      Corp.*                  199,500      1,635,900
    Metro-Goldwyn-Mayer,
      Inc.*                    10,000        161,500
    Six Flags, Inc.*           70,000      1,281,000
    Topps, Inc.*               22,000        225,060
    World Wrestling
      Federation
      Entertainment, Inc.*     40,000        578,000
                                        ------------
                                           8,478,039
                                        ------------

  ENVIRONMENTAL SERVICES -- 1.9%
    Allied Waste
      Industries, Inc.*       124,200      1,507,788
    Catalytica Energy
      Systems, Inc.*           45,000        147,105
    CUNO, Inc.*                 8,000        281,920
    Newpark Resources,
      Inc.*                    70,000        585,900
    Republic Services,
      Inc.*                    70,200      1,389,960
    Waste Connections,
      Inc.*                    12,000        423,600
                                        ------------
                                           4,336,273
                                        ------------

  EQUIPMENT SERVICES -- 0.7%
    CLARCOR, Inc.              38,333      1,238,156
    Gerber Scientific,
      Inc.*                    40,000        180,000
    Industrial
      Distribution Group,
      Inc.*                    70,000        248,500
                                        ------------
                                           1,666,656
                                        ------------

  FINANCIAL -- BANK & TRUST -- 1.1%
    Community First
      Bankshares, Inc.         22,000        604,560
    Crazy Woman Creek
      Bancorp, Inc.             5,600         79,632
    First Republic Bank*       18,000        595,800
    Hibernia Corp. Cl-A        12,000        239,400
    Riggs National Corp.       22,000        365,860
    Silicon Valley
      Bancshares*@             23,000        734,850
                                        ------------
                                           2,620,102
                                        ------------

  FINANCIAL
    SERVICES -- 0.9%
    BKF Capital Group,
      Inc.*                    48,000      1,524,000
    Countrywide Credit
      Industries, Inc.          5,000        233,550

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
    Interactive Data
      Corp.*                   10,000   $    174,500
    Triad Guaranty, Inc.*       2,000         89,400
                                        ------------
                                           2,021,450
                                        ------------

  FOOD -- 4.2%
    Archer-Daniels Midland
      Co.                      10,000        132,700
    Corn Products
      International, Inc.      70,000      2,317,000
    Flowers Foods, Inc.*       76,500      1,995,885
    Hain Celestial Group,
      Inc.*                     5,000         91,650
    Ingles Markets, Inc.
      Cl-A                     60,000        723,000
    J&J Snack Foods Corp.*      4,000        152,000
    John B. Sanfillippo &
      Sons, Inc.*               6,000         38,162
    Opta Food Ingredients,
      Inc.*                     1,000          1,280
    Performance Food Group
      Co.*                      7,000        252,217
    Sensient Technologies
      Corp.                    75,000      1,874,250
    Suprema Specialties,
      Inc.*+                    1,000              1
    The J.M. Smucker Co.       14,000        485,800
    Tootsie Roll
      Industries, Inc.          8,250        386,678
    Twinlab Corp.*            106,800        117,480
    Weis Markets, Inc.         43,000      1,328,700
                                        ------------
                                           9,896,803
                                        ------------

  HEALTHCARE SERVICES -- 0.1%
    Caremark Rx, Inc.*@         8,000        172,000
                                        ------------

  HOTELS & MOTELS -- 0.9%
    Aztar Corp.*               50,000      1,163,500
    Boca Resorts, Inc.
      Cl-A*                    25,000        351,250
    Sun International
      Hotels Ltd.*             17,000        481,610
    Trump Hotels & Casino
      Resorts, Inc.*            6,000         16,740
    Wyndham International,
      Inc. Cl-A*               80,000         88,000
                                        ------------
                                           2,101,100
                                        ------------

  INDUSTRIAL PRODUCTS -- 3.6%
    Acuity Brands, Inc.        40,000        742,000
    Barnes Group, Inc.         12,000        308,640
    Crane Co.                  85,000      2,344,300
    Donaldson Co., Inc.        18,000        776,700
    Kaman Corp. Cl-A           85,000      1,525,750
    Robbins & Myers, Inc.      22,000        643,500
    Roper Industries, Inc.     18,000        827,820
    Standex International
      Corp.                     8,000        207,360

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Tennant Co.                18,000   $    792,000
    Transpro, Inc.*            28,000        130,200
                                        ------------
                                           8,298,270
                                        ------------

  INSURANCE -- 0.9%
    Alleghany Corp.*            6,080      1,149,120
    Argonaut Group, Inc.       27,000        609,120
    Gainsco, Inc.*             15,000          2,250
    Markel Corp.*                 400         87,200
    Midland Co.                 3,000        140,700
    ProAssurance Corp.*         6,000        110,100
                                        ------------
                                           2,098,490
                                        ------------

  INTERNET SERVICES --0.1%
    J Net Enterprises,
      Inc.*                    25,000         28,750
    Oak Technology, Inc.*      12,000        170,760
                                        ------------
                                             199,510
                                        ------------

  LUMBER & WOOD PRODUCTS -- 0.2%
    Deltic Timber Corp.        10,500        351,750
                                        ------------

  MACHINERY & EQUIPMENT -- 4.8%
    Denison International
      PLC [ADR]*               60,000      1,150,800
    Flowserve Corp.*@          50,000      1,725,000
    Gardner Denver, Inc.*      20,000        558,000
    Gencorp, Inc.             110,000      1,727,000
    Graco, Inc.@               22,000        984,720
    Precision Castparts
      Corp.                    25,000        884,250
    Sequa Corp. Cl-A*          16,000        948,000
    Smith, (A.O.) Corp.        38,000      1,181,800
    SPS Technologies,
      Inc.*                    38,500      1,506,120
    Thermo Electron Corp.*     35,000        661,500
                                        ------------
                                          11,327,190
                                        ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 2.3%
    Apogent Technologies,
      Inc.*@                   15,000        348,000
    Henry Schein, Inc.*         7,000        333,130
    Inamed Corp.*              14,000        515,620
    Inverness Medical
      Innovations, Inc.*       15,000        405,000
    Invitrogen Corp.*@          9,010        312,467
    Ocular Sciences, Inc.*      4,000        119,800
    Owens & Minor, Inc.        40,000        827,600
    Sola International,
      Inc.*                    25,000        358,750
    Sybron Dental
      Specialties, Inc.*      100,000      1,970,000
    Viasys Healthcare,
      Inc.*                     5,113        103,180
                                        ------------
                                           5,293,547
                                        ------------

  METALS & MINING -- 0.9%
    Alltrista Corp.*            6,000        207,240
    Barrick Gold Corp.@        43,000        863,010
    Layne Christensen Co.*      7,000         69,860
    Material Sciences
      Corp.*                   75,900        888,030
    Penn Virginia Corp.         3,000        114,900
    WHX Corp.*@                45,000         45,000
                                        ------------
                                           2,188,040
                                        ------------

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------

  OFFICE EQUIPMENT -- 1.5%
    Aaron Rents, Inc.          37,000   $  1,034,150
    Aaron Rents, Inc. Cl-A     16,000        408,000
    IDEX Corp.@                30,000      1,078,800
    McGrath RentCorp           28,000        743,400
    Nashua Corp.*              46,000        310,500
                                        ------------
                                           3,574,850
                                        ------------

  OIL & GAS -- 4.1%
    Callon Petroleum Co.*      67,000        426,790
    Carbo Ceramics, Inc.       14,000        527,520
    Devon Energy Corp.@        20,850      1,028,114
    EOG Resources, Inc.@       25,300      1,076,515
    Forest Oil Corp.*@         40,000      1,260,000
    Gyrodyne Co. of
      America, Inc.*            5,500         93,225
    Lufkin Industries,
      Inc.                      6,500        188,955
    ONEOK, Inc.                92,000      2,011,119
    Rowan Companies, Inc.@     30,000        761,400
    W-H Energy Services,
      Inc.*                     6,000        154,500
    Watts Industries, Inc.     38,000        691,980
    XTO Energy, Inc.           69,852      1,424,981
                                        ------------
                                           9,645,099
                                        ------------

  PAPER & FOREST PRODUCTS -- 0.4%
    Boise Cascade Corp.         9,000        304,830
    Louisiana-Pacific
      Corp.                    40,000        468,000
    Schweitzer-Mauduit
      International, Inc.       2,000         56,500
    Wausau-Mosinee Paper
      Corp.                    14,000        182,140
                                        ------------
                                           1,011,470
                                        ------------

  PERSONAL SERVICES --0.1%
    Whitman Education
      Group, Inc.*             53,000        349,800
                                        ------------

  PHARMACEUTICALS -- 0.0%
    Bone Care
      International, Inc.*      6,000         60,000
                                        ------------

  PRINTING & PUBLISHING -- 1.8%
    Journal Register Co.*      61,500      1,331,475
    Lee Enterprises, Inc.       5,000        196,250
    McClatchy Co.              11,000        657,690
    Nelson, (Thomas), Inc.     12,500        158,500
    PRIMEDIA, Inc.*           200,000        550,000
    Pulitzer, Inc.             27,000      1,404,000
                                        ------------
                                           4,297,915
                                        ------------

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
  REAL ESTATE -- 0.6%
    Glenborough Realty
      Trust, Inc. [REIT]       18,000   $    404,100
    Griffin Land &
      Nurseries Co.*           13,000        197,600
    Harbor Global Co.          17,500        118,125
    Innkeepers USA Trust
      [REIT]                   10,000        114,700
    La Quinta Corp.*           40,000        319,200
    Sun Communities, Inc.
      [REIT]                    5,000        203,000
                                        ------------
                                           1,356,725
                                        ------------

  RESTAURANTS -- 0.6%
    The Steak 'n Shake
      Co.*                     53,000        740,940
    Triarc Companies,
      Inc.*                    20,000        560,000
                                        ------------
                                           1,300,940
                                        ------------

  RETAIL & MERCHANDISING -- 1.5%
    Blockbuster, Inc.
      Cl-A@                     6,000        171,600
    Bon-Ton Stores, Inc.*      10,000         44,000
    Elizabeth Arden, Inc.*     50,000        594,500
    Fred's, Inc.                8,000        311,398
    Goody's Family
      Clothing, Inc.*          20,000        176,200
    Hancock Fabrics, Inc.       8,000        145,520
    The Neiman Marcus
      Group, Inc. Cl-A*        40,000      1,464,400
    The Neiman Marcus
      Group, Inc. Cl-B*        16,000        555,680
                                        ------------
                                           3,463,298
                                        ------------

  SEMICONDUCTORS -- 0.0%
    Stratos Lightwave,
      Inc.*                    20,000         55,200
                                        ------------

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------

  TELECOMMUNICATIONS -- 4.2%
    Airgate PCS, Inc.*         13,000   $    185,900
    AO VimpelCom [ADR]*        16,000        379,200
    AT&T Wireless
      Services, Inc.*@         70,000        626,500
    Belden Corp.               36,000        861,840
    BroadWing, Inc.*@         100,000        660,000
    Centennial
      Communications,
      Inc.*                    55,000        159,500
    Commonwealth Telephone
      Enterprises, Inc.*       52,000      1,968,200
    Conestoga Enterprises,
      Inc.                     58,000      1,845,560
    Corning, Inc.              70,000        468,300
    Dobson Communications
      Corp.*                   60,000        117,540
    Leap Wireless
      International,
      Inc.*@                   75,000        556,500
    Loral Space &
      Communications
      Ltd.*@                  120,000        236,400
    Lucent Technologies,
      Inc.                    100,000        460,000
    Nextel Communications,
      Inc. Cl-A*@              36,000        198,360
    Plantronics, Inc.*@         6,000        126,360
    Rural Cellular Corp.*      54,000        199,800
    Telephone & Data
      Systems, Inc.             5,000        430,000
    Triton PCS Holdings,
      Inc.*                    16,000        128,800
    Western Wireless Corp.
      Cl-A*                    35,000        221,900
                                        ------------
                                           9,830,660
                                        ------------

  TRANSPORTATION -- 1.0%
    GATX Corp.@                23,000        736,460
    Hub Group, Inc. Cl-A*       4,000         42,604
    Navistar International
      Corp.@                   20,000        798,000
    Ryder Systems, Inc.        29,000        822,440
                                        ------------
                                           2,399,504
                                        ------------

  UTILITIES -- 4.9%
    C & D Technologies,
      Inc.                      3,000         69,000
    Calpine Corp.*              9,000         99,000
    CH Energy Group, Inc.@     44,000      2,261,160
    Connecticut Water
      Service, Inc.            23,000        672,290
    DPL, Inc.@                 20,000        520,400
    DQE, Inc.@                 40,000        780,800
    El Paso Electric Co.*     108,000      1,684,800
    Equitable Resources,
      Inc.                     20,000        719,000
    Florida Public
      Utilities Co.             6,000        117,900
    Madison Gas & Electric
      Co.                      28,000        793,520
    Maine Public Service
      Co.                       5,000        148,750
    Northeast Utilities
      Co.@                    100,000      2,000,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    RGS Energy Group, Inc.     30,000   $  1,190,400
    Western Resources,
      Inc.                     25,000        434,750
                                        ------------
                                          11,491,770
                                        ------------

TOTAL COMMON STOCK
  (Cost $163,054,601)                    191,886,742
                                        ------------

SHORT-TERM INVESTMENTS -- 17.8%

  REGULATED INVESTMENT COMPANIES -- 7.9%
    Temporary Investment
      Cash Fund             9,209,921      9,209,921
    Temporary Investment
      Fund                  9,209,920      9,209,920
                                        ------------
                                          18,419,841
                                        ------------
                               PAR
                              (000)
                            ---------
U.S. TREASURY OBLIGATIONS -- 9.9%
    U.S. Treasury Bills
      1.715%, 05/02/02 #@   $   2,510      2,509,874
      1.68%, 05/09/02@          3,503      3,501,692
      1.70%, 05/09/02@          2,008      2,007,203
      1.71%, 05/16/02@          2,008      2,006,497

                                  PAR
                                (000)          VALUE
----------------------------------------------------
----------------------------------------------------
                              (000)
                            ---------
      1.725%, 05/16/02@     $   2,006   $  2,004,485
      1.722%, 05/23/02@         1,506      1,504,334
      1.75%, 06/06/02           1,205      1,202,784
      1.79%, 06/20/02 #         2,511      2,504,440
      1.73%, 06/27/02           1,004      1,001,110
      1.68%, 07/11/02           5,019      5,002,136
                                        ------------
                                          23,244,555
                                        ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $41,665,466)                      41,664,396
                                        ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $204,720,067)                    233,551,138
OTHER ASSETS LESS LIABILITIES -- 0.1%        140,697
                                        ------------
NET ASSETS -- 100.0%                    $233,691,835
                                        ============

# Securities with an aggregate market value of $349,086 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2002:

                    EXPIRATION   NUMBER OF     UNREALIZED
   DESCRIPTION        MONTH      CONTRACTS    DEPRECIATION
-----------------------------------------------------------
Russell 2000 Index    06/02         18          $ 28,095
                                                ========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
EQUITY INVESTMENTS -- 59.3%
COMMON STOCK -- 58.5%
  AEROSPACE -- 0.8%
    Boeing Co.@                10,700      $    477,220
    Goodrich, (B.F.) Corp.     29,000           925,680
                                           ------------
                                              1,402,900
                                           ------------

  AIRLINES -- 0.1%
    Southwest Airlines Co.      8,700           158,427
                                           ------------

  AUTOMOTIVE PARTS -- 1.1%
    Arvinmeritor, Inc.         10,000           317,000
    AutoZone, Inc.*             6,500           494,000
    Lear Corp.*                18,900           971,649
    Sonic Automotive,
      Inc.*                     3,900           149,955
                                           ------------

                                              1,932,604
                                           ------------

  BEVERAGES -- 0.8%
    Anheuser-Busch
      Companies, Inc.          12,700           673,100
    Coca-Cola Co.               3,700           205,387
    PepsiCo, Inc.              10,700           555,330
                                           ------------
                                              1,433,817
                                           ------------

  BUILDING MATERIALS -- 0.2%
    The Sherwin-Williams
      Co.                      12,700           390,271
                                           ------------

  BUSINESS SERVICES -- 1.3%
    CSG Systems
      International, Inc.*      7,200           188,784
    Equifax, Inc.              29,400           803,208
    First Data Corp.            7,500           596,175
    Reynolds & Reynolds
      Co.                      11,200           324,352
    Viad Corp.                  9,300           283,464
                                           ------------
                                              2,195,983
                                           ------------

  CHEMICALS -- 0.4%
    Ashland, Inc.@              5,900           240,897
    Dow Chemical Co.            2,200            69,960
    DuPont, (E.I.) de
      Nemours & Co.             9,100           404,950
    The Lubrizol Corp.            400            13,792
                                           ------------
                                                729,599
                                           ------------

  CLOTHING & APPAREL -- 0.0%
    Ross Stores, Inc.             500            20,305
                                           ------------

  COMPUTER HARDWARE -- 1.7%
    Dell Computer Corp.*       25,700           676,938
    EMC Corp.*                  9,900            90,486

                               SHARES             VALUE
-------------------------------------------------------
-------------------------------------------------------
    Hewlett-Packard Co.@       25,800      $    441,180
    International Business
      Machines Corp.@          16,300         1,365,288
    Storage Technology
      Corp.*@                  14,200           292,236
                                           ------------
                                              2,866,128
                                           ------------

  COMPUTER SERVICES & SOFTWARE -- 3.9%
    Cisco Systems, Inc.*       61,800           905,370
    Electronic Data
      Systems Corp.@           13,800           748,788
    Fair, Isaac & Co.,
      Inc.@                       500            27,870
    GTECH Holdings Corp.*       3,200           191,712
    Microsoft Corp.*@          61,800         3,229,668
    Oracle Corp.*              46,500           466,860
    Siebel Systems, Inc.*@      5,000           120,950
    Symantec Corp.*@            1,400            49,574
    Tech Data Corp.*           19,900           942,066
                                           ------------
                                              6,682,858
                                           ------------

  CONGLOMERATES -- 1.4%
    Honeywell
      International, Inc.       9,200           337,456
    ITT Industries, Inc.        3,700           258,482
    Johnson Controls, Inc.      6,400           552,000
    Philip Morris Co.,
      Inc.                     20,600         1,121,258
    Tyco International
      Ltd.@                     2,679            49,428
                                           ------------
                                              2,318,624
                                           ------------

  CONSTRUCTION -- 0.9%
    Lennar Corp.@              12,500           694,250
    NVR, Inc.*                    400           147,900
    Ryland Group, Inc.@         6,300           693,000
                                           ------------
                                              1,535,150
                                           ------------

  CONSUMER PRODUCTS & SERVICES -- 4.1%
    American Greetings
      Corp. Cl-A@              27,100           481,025
    Cendant Corp.*@            16,700           300,433
    Johnson & Johnson Co.      47,200         3,014,192
    NBTY, Inc.*                 7,600           130,568
    Procter & Gamble Co.       22,300         2,012,798
    Rent-A-Center, Inc.*        3,100           186,930
    Whirlpool Corp.            12,700           951,865
                                           ------------
                                              7,077,811
                                           ------------

  CONTAINERS & PACKAGING -- 0.5%
    Ball Corp.                  3,600           171,180
    Pactiv Corp.*              26,100           539,487
    Sealed Air Corp.*@          3,300           147,411
                                           ------------
                                                858,078
                                           ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.4%
    Anixter International,
      Inc.*                    12,300           356,085
    Arrow Electronics,
      Inc.*@                    9,100           240,240
    Avnet, Inc.                15,400           394,548
    Flextronics
      International Ltd.*      10,300           142,655
    General Electric Co.       93,700         2,956,235
    Mentor Graphics Corp.*      8,500           164,050
                                           ------------
                                              4,253,813
                                           ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
ENTERTAINMENT & LEISURE -- 1.0%
    AOL Time Warner, Inc.*     54,100      $  1,028,982
    Carnival Corp.@             6,400           213,184
    International Game
      Technology*@              6,100           383,995
    Viacom, Inc. Cl-B*          1,500            70,650
                                           ------------
                                              1,696,811
                                           ------------

  FINANCIAL -- BANK & TRUST -- 4.1%
    BancorpSouth, Inc.            700            15,330
    Bank of America Corp.      50,000         3,624,000
    Comerica, Inc.              8,100           509,085
    First Tennessee
      National Corp.           35,600         1,376,296
    Hibernia Corp. Cl-A         6,700           133,665
    UnionBanCal Corp.          28,700         1,389,080
                                           ------------
                                              7,047,456
                                           ------------

  FINANCIAL SERVICES -- 5.5%
    Bear Stearns
      Companies, Inc.@         28,600         1,771,484
    Block, (H&R), Inc.          6,100           244,732
    Citigroup, Inc.            66,600         2,883,779
    Fannie Mae                 18,800         1,483,884
    Fidelity National
      Financial, Inc.          23,110           712,944
    Freddie Mac                16,200         1,058,670
    Household
      International, Inc.@      2,700           157,383
    Lehman Brothers
      Holdings, Inc.            1,300            76,700
    MBNA Corp.                  7,200           255,240
    Metris Companies,
      Inc.@                    10,800           140,832
    Washington Mutual,
      Inc.@                    11,300           426,349
                                           ------------
                                              9,211,997
                                           ------------

  FOOD -- 1.7%
    Archer-Daniels Midland
      Co.                       3,650            48,436
    ConAgra Foods, Inc.         9,200           225,400
    Dean Foods Co.*@            1,800            66,636
    Dole Food Co., Inc.        13,289           442,125
    Interstate Bakeries
      Corp.                       500            12,350
    Sara Lee Corp.             11,100           235,098
    Smithfield Foods,
      Inc.*@                   33,000           696,300
    SUPERVALU, Inc.@           16,200           486,000
    Tyson Foods, Inc.           2,200            30,844
    Unilever NV NY Reg.         7,700           498,190
    Winn-Dixie Stores,
      Inc.                     12,900           223,815
                                           ------------
                                              2,965,194
                                           ------------

  HEALTHCARE SERVICES -- 1.0%
    Anthem, Inc.*@              2,800           190,960
    Oxford Health Plans,
      Inc.*@                   18,303           844,866
    Wellpoint Health
      Networks, Inc.*           9,700           728,276
                                           ------------
                                              1,764,102
                                           ------------

  INSURANCE -- 3.0%
    American International
      Group, Inc.              10,550           729,216
    CIGNA Corp.                15,800         1,722,200
    Jefferson-Pilot Corp.@     25,000         1,252,000
    John Hancock Financial
      Services, Inc.              300            11,580
    Lincoln National Corp.      4,800           229,920
    Old Republic
      International Corp.      16,700           554,941
    Radian Group, Inc.@        11,100           576,090
    UnumProvident Corp.           400            11,296
                                           ------------
                                              5,087,243
                                           ------------

                               SHARES             VALUE
-------------------------------------------------------
-------------------------------------------------------

  INTERNET SERVICES -- 0.1%
    Overture Services,
      Inc.*                     3,800      $    129,922
                                           ------------

  MACHINERY & EQUIPMENT -- 0.3%
    AGCO Corp.                 21,500           488,480
                                           ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Bard, (C.R.), Inc.@        15,600           857,064
    Fisher Scientific
      International, Inc.*     14,900           424,352
    Henry Schein, Inc.*         2,700           128,493
    Hillenbrand
      Industries, Inc.@        14,800           956,080
                                           ------------
                                              2,365,989
                                           ------------

  METALS & MINING -- 0.5%
    Alcoa, Inc.                12,600           428,778
    Shaw Group, Inc.*          13,900           424,367
                                           ------------
                                                853,145
                                           ------------

  OFFICE EQUIPMENT -- 0.8%
    IKON Office Solutions,
      Inc.                     10,100           131,300
    Office Depot, Inc.*        34,000           650,760
    Pitney Bowes, Inc.          6,800           286,280
    United Stationers,
      Inc.*                       400            15,604
    Xerox Corp.@               25,100           222,135
                                           ------------
                                              1,306,079
                                           ------------

  OIL & GAS -- 4.0%
    Anadarko Petroleum
      Corp.                       400            21,528
    BJ Services Co.*            3,200           117,568
    ChevronTexaco Corp.        16,500         1,430,715
    Exxon Mobil Corp.          51,800         2,080,806
    Marathon Oil Corp.         32,700           950,262
    Occidental Petroleum
      Corp.                    48,900         1,405,875
    Royal Dutch Petroleum
      Co. NY Reg               13,002           679,485

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
    Valero Energy Corp.@        4,200      $    181,272
                                           ------------
                                              6,867,511
                                           ------------

  PAPER & FOREST PRODUCTS -- 0.1%
    Georgia-Pacific Corp.       3,200            92,736
                                           ------------

  PHARMACEUTICALS -- 4.7%
    Allergan, Inc.@             4,900           322,959
    Barr Laboratories,
      Inc.*@                    3,300           219,945
    Bristol-Meyers Squibb
      Co.                      26,100           751,680
    IVAX Corp.*                   450             5,310
    Lilly, (Eli) & Co.            800            52,840
    Merck & Co., Inc.@         26,600         1,445,444
    Mylan Laboratories,
      Inc.                     37,100           982,408
    Pfizer, Inc.               83,400         3,031,590
    Pharmacia Corp.@           24,300         1,001,889
    Sicor, Inc.*                5,700           101,004
    Watson
      Pharmaceuticals,
      Inc.*                     4,900           120,540
                                           ------------
                                              8,035,609
                                           ------------

  RAILROADS -- 0.1%
    Union Pacific Corp.@        1,700            96,560
                                           ------------

  RESTAURANTS -- 0.0%
    Applebee's
      International, Inc.         800            31,232
                                           ------------

  RETAIL & MERCHANDISING -- 3.6%
    Blockbuster, Inc.
      Cl-A@                     6,200           177,320
    Dillard's, Inc. Cl-A        8,100           198,369
    Federated Department
      Stores, Inc.*            31,300         1,243,549
    Foot Locker, Inc.*         28,300           445,725
    J.C. Penney Co., Inc.@     24,300           528,282
    Pier 1 Imports, Inc.       23,200           555,640
    RadioShack Corp.            2,900            90,480
    Sears, Roebuck & Co.       20,600         1,086,650
    Wal-Mart Stores, Inc.      27,200         1,519,392
    Zale Corp.*                 8,100           321,732
                                           ------------
                                              6,167,139
                                           ------------

  SEMICONDUCTORS -- 2.3%
    Analog Devices, Inc.*       8,200           303,072
    Applied Materials,
      Inc.*@                   17,800           432,896
    ESS Technology, Inc.*@     16,500           263,505
    Intel Corp.                65,000         1,859,650
    KLA-Tencor Corp.*@          4,300           253,571
    Linear Technology
      Corp.                     5,800           225,388
    Micron Technology,
      Inc.*                     2,900            68,730
    Texas Instruments,
      Inc.@                    19,500           603,135
                                           ------------
                                              4,009,947
                                           ------------

  TELECOMMUNICATIONS -- 3.5%
    Alltel Corp.               16,200           801,900
    AT&T Corp.                 53,100           696,672
    AT&T Wireless
      Services, Inc.*@         46,300           414,385
    BellSouth Corp.            20,600           625,210
    QUALCOMM, Inc.*             1,600            48,256
    SBC Communications,
      Inc.                     37,200         1,155,432
    Scientific-Atlanta,
      Inc.@                    37,400           748,000
    Verizon
      Communications, Inc.     35,300         1,415,883
    WorldCom, Inc.*            31,000            76,849
                                           ------------
                                              5,982,587
                                           ------------

  TRANSPORTATION -- 0.0%
    FedEx Corp.*                1,200            62,004
                                           ------------

  UTILITIES -- 1.1%
    Edison International
      Co.*                      3,200            58,080
    PPL Corp.@                  2,100            80,031
    Reliant Energy, Inc.@      35,700           906,066
    Sempra Energy@             32,407           828,647
                                           ------------
                                              1,872,824
                                           ------------

TOTAL COMMON STOCK
  (Cost $98,121,272)                         99,848,280
                                           ------------

FOREIGN STOCK -- 0.1%
  AUTOMOTIVE PARTS -- 0.0%
    Magna International,
      Inc. Cl-A -- (CAD)@       2,000           147,780
                                           ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
    Celestica, Inc. --
      (CAD)*@                   3,500            96,950
                                           ------------

TOTAL FOREIGN STOCK
  (Cost $199,791)                               244,730
                                           ------------

UNIT INVESTMENT TRUST -- 0.7%
    Standard and Poor's
      500 Depositary
      Receipt
  (Cost $1,182,905)            10,800         1,166,400
                                           ------------

                               SHARES             VALUE
-------------------------------------------------------
-------------------------------------------------------

TOTAL EQUITY INVESTMENTS
  (Cost $99,738,180)                       $101,402,065
                                           ------------
                                     PAR
                                   (000)
                                   -----
FIXED INCOME INVESTMENTS -- 40.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.0%
    Federal Home Loan Mortgage Corp.
      5.25%, 02/15/04         $ 3,200         3,299,618
      5.50%, 07/15/06             700           721,762
      6.50%, 06/01/16-
         06/01/31               6,449         6,563,970

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                                  PAR
                                (000)             VALUE
-------------------------------------------------------
      7.00%, 06/01/14-
         08/01/29             $   977      $  1,017,206
                                           ------------
                                             11,602,556
                                           ------------
    Federal National Mortgage Assoc.
      5.50%, 12/01/16           1,955         1,942,778
      6.00%, 12/01/13-
         01/01/32               4,546         4,536,166
      6.50%, 06/18/24-
         01/01/32               4,001         4,066,137
      7.00%, 05/01/11-
         09/01/31               3,997         4,136,224
      7.50%, 07/01/29-
         09/01/30                 763           796,900
                                           ------------
                                             15,478,205
                                           ------------
    Government National Mortgage Assoc.
      6.00%, 08/15/28             155           154,544
      6.50%, 05/15/28 -
         03/15/29               1,120         1,139,862
      7.00%, 08/15/29 -
         05/15/31               1,791         1,851,420
      7.50%, 05/15/30             499           524,164
                                           ------------
                                              3,669,990
                                           ------------
      (Cost $29,832,058)                     30,750,751
                                           ------------

CORPORATE OBLIGATIONS -- 12.4%
  AIRLINES -- 0.3%
    Delta Air Lines, Inc.
      7.379%, 05/18/10            451           471,796
                                           ------------

  AUTOMOTIVE PARTS -- 0.3%
    TRW, Inc.
      8.75%, 05/15/06             400           430,391
                                           ------------

  CABLE TELEVISION -- 0.5%
    Comcast Cable
      Communications Corp.
      8.375%, 05/01/07@           800           856,495
                                           ------------
  CONGLOMERATES -- 0.5%
    Tyco International
      Group SA
      4.95%, 08/01/03@            400           357,116
      6.125%, 01/15/09            550           436,783
                                           ------------
                                                793,899
                                           ------------
  CONSUMER PRODUCTS & SERVICES -- 0.2%
    Dial Corp.
      7.00%, 08/15/06             300           308,489
                                           ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.6%
    Dominion Resources,
      Inc.
      6.00%, 01/31/03           1,000         1,017,218
                                           ------------

                                  PAR
                                (000)             VALUE
-------------------------------------------------------
-------------------------------------------------------

  ENTERTAINMENT & LEISURE -- 0.4%
    AOL Time Warner, Inc.
      6.875%, 05/01/12        $   300      $    285,068
      7.625%, 04/15/31            400           374,401
                                           ------------
                                                659,469
                                           ------------

  ENVIRONMENTAL SERVICES -- 0.2%
    Waste Management, Inc.
      7.00%, 10/15/06             300           307,855
                                           ------------

  FINANCIAL -- BANK & TRUST -- 1.2%
    Bank of America Corp.
      6.625%, 06/15/04            800           844,351
      5.25%, 02/01/07             700           700,011
    First Union National
      Bank
      7.80%, 08/18/10             400           443,628
                                           ------------
                                              1,987,990
                                           ------------

  FINANCIAL SERVICES -- 3.2%
    CIT Group, Inc.               500           482,675
      5.625%, 05/17/04
    Citigroup, Inc.               300           307,462
      6.50%, 01/18/11
    Ford Motor Credit Co.
      7.50%, 03/15/05             700           726,819
      6.875%, 02/01/06          1,150         1,165,919
      7.25%, 10/25/11             600           598,766
    General Motors
      Acceptance Corp.          1,200         1,201,915
      6.875%, 09/15/11
    Morgan Stanley Co.
      [TRCRS]                     700           725,165
      7.776%, 03/01/32
      144A
    Morgan Stanley Dean
      Witter & Co.
      5.80%, 04/01/07             350           353,991
                                           ------------
                                              5,562,712
                                           ------------

  FOOD -- 0.4%
    Delhaize America, Inc.
      8.125%, 04/15/11            600           648,200
                                           ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
    Beckman Coulter, Inc.
      7.45%, 03/04/08             700           745,629
                                           ------------

  OIL & GAS -- 1.3%
    Burlington Resources,
      Inc.
      6.50%, 12/01/11             500           501,975
    Consolidated Natural
      Gas Co.
      6.25%, 11/01/11             500           491,029
    Constellation Energy
      7.00%, 04/01/12             600           611,295

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

-------------------------------------------------------
                                  PAR
                                (000)             VALUE
-------------------------------------------------------
    Devon Financing Corp.
      6.875%, 09/30/11        $   600      $    608,704
    Williams Companies,
      Inc.
      7.125%, 09/01/11            150           145,620
                                           ------------
                                              2,358,623
                                           ------------

  REAL ESTATE -- 0.4%
    EOP Operating Ltd.
      6.75%, 02/15/08             700           716,323
                                           ------------

  RETAIL & MERCHANDISING -- 0.5%
    Federated Department
      Stores
      8.50%, 06/01/10             400           449,458
    Toys 'R' Us, Inc.
      7.625%, 08/01/11            400           372,735
                                           ------------
                                                822,193
                                           ------------

  TELECOMMUNICATIONS -- 0.5%
    AT&T Corp.
      7.30%, 11/15/11 144A        400           367,508
    Cox Communications,
      Inc. Cl-A
      6.75%, 03/15/11             300           287,323
    Worldcom, Inc.
      7.375%, 01/15/06
      144A                        550           269,717
                                           ------------
                                                924,548
                                           ------------

  TRANSPORTATION -- 0.2%
    Union Pacific Corp.
      6.50%, 04/15/12             400           402,365
                                           ------------

  UTILITIES -- 1.3%
    Calpine Corp.
      8.25%, 08/15/05             800           720,598
    Cilcorp, Inc.
      8.70%, 10/15/09             400           425,517
    Duke Capital Corp.
      2.71%, 04/16/04 144A        700           700,053
    Xcel Energy, Inc.
      7.00%, 12/01/10             400           394,418
                                           ------------
                                              2,240,586
                                           ------------

TOTAL CORPORATE
  OBLIGATIONS
  (Cost $21,599,913)                         21,254,781
                                           ------------
U.S. TREASURY OBLIGATIONS -- 3.6%
    U.S. Treasury Bonds
      6.375%, 08/15/27#         1,750         1,893,761
                                           ------------
    U.S. Treasury Notes
      6.25%, 07/31/02@          1,200         1,213,876
      3.875%, 07/31/03#         2,300         2,338,904
                                           ------------
                                              3,552,780
                                           ------------

                                  PAR
                                (000)             VALUE
-------------------------------------------------------
-------------------------------------------------------
    U.S. Treasury Strips
      5.805%, 08/15/26
      [ZCB]                   $ 3,000      $    720,468
                                           ------------
    (Cost $6,157,890)                         6,167,009
                                           ------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%
    Commercial Mortgage
      Acceptance Corp.
      Series 1998-C2 Cl-X
      1.222%, 09/15/30
      [IO]                      7,552           405,442
    Credit-Based Asset
      Servicing and
      Securitization
      Series 2001-CB2
      Cl-A2F
      5.974%, 07/25/05
      [IO]                      1,000         1,029,727
    DLJ Commercial
      Mortgage Corp.
      Series 2000-CKP1
      Cl-S
      1.091%, 10/10/10          9,185           598,784
    First Union National
      Bank Commercial
      Mortgage Series
      2002-C1 Cl-A2
      6.141%, 02/12/34            700           708,257
    GMAC Commercial
      Mortgage Securities
      Series 1999-C1 Cl-A2
      6.175%, 05/15/33            700           721,215
    JP Morgan Chase
      Commercial Mortgage
      Corp. Series 2002-
      Fl1A Cl-A2
      2.313%, 02/14/14
      144A                        500           500,334
    NationsLink Funding
      Corp. Series 1998-2
      Cl-A1
      6.001%, 08/20/30             76            78,514
    NationsLink Funding
      Corp. Series 1999-1
      Cl-A2
      6.316%, 11/20/08          1,200         1,247,117
                                           ------------
    (Cost $5,153,620)                         5,289,390
                                           ------------

ASSET BACKED SECURITIES -- 2.8%
    AmeriCredit Automobile
      Receivables Trust
      Series 1999-D Cl-A3
      7.02%, 12/12/05             600           624,220
    CIT RV Trust Series
      1998-A Cl-A4
      6.09%, 02/15/12             100           103,815
    Connecticut RRB
      Special Purpose
      Trust Series 2001-1
      Cl-A5
      6.21%, 12/30/11             500           519,932

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                                  PAR
                                (000)             VALUE
-------------------------------------------------------
    CPL Transition Funding
      LLC Series 2002-1
      Cl-A4
      5.96%, 07/15/15         $   950      $    956,036
    Ford Credit Auto Owner
      Trust Series 2002-A
      Cl-B
      4.79%, 11/15/06             900           911,077
    Onyx Acceptance Auto
      Trust Series 2002-A
      Cl-A4
      13.61%, 10/20/08            312           310,746
    PSE&G Transition
      Funding LLC Series
      2001-1 Cl-A5
      6.45%, 03/15/13             800           843,104
    Reliant Energy
      Transition Bond Co.
      LLC Series 2001-1
      Cl-A4
      5.63%, 09/15/15             600           589,060
                                           ------------
      (Cost $4,768,343)                       4,857,990
                                           ------------
                            PRINCIPAL IN
                                   LOCAL
                                CURRENCY
                                   (000)
                            ------------
FOREIGN BONDS -- 0.4%
  PAPER & FOREST PRODUCTS
    Abitibi-Consolidated,
      Inc. -- (CAD)
      6.95%, 12/15/06             350           344,175
    Norske
      Skogindustrier --
      (NOK)
      7.625%, 10/15/11
      144A                        300           312,304
                                           ------------
  (Cost $655,525)                               656,479
                                           ------------
TOTAL FIXED INCOME INVESTMENTS
  (Cost $68,167,349)                         68,976,400
                                           ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $167,905,529)                       170,378,465
OTHER ASSETS LESS LIABILITIES -- 0.4%           664,535
                                           ------------
NET ASSETS -- 100.0%                       $171,043,000
                                           ============

# Securities with an aggregate market value of $2,912,596 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2002:

                 EXPIRATION   NUMBER OF     UNREALIZED
  DESCRIPTION      MONTH      CONTRACTS    DEPRECIATION
--------------------------------------------------------
S&P 500 Index      06/02          4          $ 92,400
                                             ========

-------------------------------------------------------

Definitions of abbreviations are included following the Schedules of

Investments.

See Notes to Financial Statements.

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 91.4%
  ADVERTISING -- 0.4%
    Advanstar
      Communications, Inc.
      12.00%, 02/15/11       $   525   $    475,125
    Advanstar, Inc.
      15.00%, 10/15/11
      [STEP]                     225         95,063
                                       ------------
                                            570,188
                                       ------------

  AEROSPACE -- 0.5%
    Alliant Techsystems,
      Inc.
      8.50%, 05/15/11            325        347,750
    Anteon Corp.
      12.00%, 05/15/09           412        459,380
                                       ------------
                                            807,130
                                       ------------

  AUTOMOTIVE PARTS -- 4.3%
    Accuride Corp. Cl-B
      9.25%, 02/01/08            225        181,125
    American Axle &
      Manufacturing, Inc.
      9.75%, 03/01/09          1,150      1,244,875
    Arvin Industries, Inc.
      6.75%, 03/15/08            600        579,966
      7.125%, 03/15/09           400        386,616
    Collins & Aikman
      Products Corp.
      11.50%, 04/15/06           225        227,250
      10.75%, 12/31/11 144A      650        680,875
    Dana Corp.
      9.00%, 08/15/11            650        667,875
    Dura Operating Corp.
      8.625%, 04/15/12 144A      250        261,250
    Lear Corp.
      7.96%, 05/15/05            275        286,688
    Lear Corp. Cl-B
      8.11%, 05/15/09          2,000      2,089,999
    United Auto Group, Inc.
      9.625%, 03/15/12 144A      200        209,000
                                       ------------
                                          6,815,519
                                       ------------

  BEVERAGES -- 0.6%
    Constellation Brands,
      Inc.
      8.00%, 02/15/08            650        663,000
    Cott Beverages, Inc.
      8.00%, 12/15/11 144A       300        306,750
                                       ------------
                                            969,750
                                       ------------


                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  BROADCASTING -- 4.2%
    Acme Television Co.
      Cl-B
      10.875%, 09/30/04      $   700   $    714,000
    Chancellor Media Corp.
      8.00%, 11/01/08          1,025      1,053,188
    Chancellor Media Corp.
      Cl-B
      8.125%, 12/15/07         1,250      1,293,750
    Echostar DBS Corp.
      9.375%, 02/01/09           450        472,500
    Fox/Liberty Networks
      LLC
      8.875%, 08/15/07           800        837,000
      9.023%, 08/15/07
      [STEP]                   1,025      1,046,781
    Liberty Media Group
      7.75%, 07/15/09            425        427,112
    Sinclair Broadcasting
      Group, Inc.
      9.00%, 07/15/07            850        888,250
    UIH Australia Pacific,
      Inc. Cl-B
      14.00%, 05/15/06!!         325         17,063
                                       ------------
                                          6,749,644
                                       ------------

  BUILDING & REAL ESTATE -- 0.6%
    WCI Communities, Inc.
     10.625%, 02/15/11 144A      775        833,125
      9.125%, 05/01/12 144A      150        151,500
                                       ------------
                                            984,625
                                       ------------

  BUILDING MATERIALS -- 1.1%
    American Builders &
      Contractors Supply
      Co., Inc. Cl-B
      10.625%, 05/15/07          300        316,500
    Associated Materials,
      Inc.
      9.75%, 04/15/12 144A       250        257,500
    ISG Resources, Inc.
      10.00%, 04/15/08           700        658,000
    NCI Building Systems,
      Inc. Cl-B
      9.25%, 05/01/09            475        482,125
                                       ------------
                                          1,714,125
                                       ------------

  BUSINESS SERVICES -- 0.2%
    Sitel Corp.
      9.25%, 03/15/06            375        335,625
    U.S. Office Products
      Co.
      9.75%, 06/15/08+, !!       925          6,938
                                       ------------
                                            342,563
                                       ------------

  CABLE TELEVISION -- 4.2%
    Charter Communications
      Holdings LLC
      10.00%, 04/01/09           200        191,000
      12.758%, 01/15/11
      [STEP]                   2,925      1,886,625
      11.708%, 04/01/11
      [STEP]                   2,400      1,692,000
      10.00%, 05/15/11 144A      450        425,250
    CSC Holdings, Inc.
      7.875%, 12/15/07           725        717,801
      9.875%, 02/15/13           300        300,000
    Lin Television Corp.
      8.00%, 01/15/08            400        407,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    TeleWest Communications
      PLC
      11.00%, 10/01/07       $   950   $    536,750
      11.25%, 11/01/08           200        115,000
      9.25%, 04/15/09
      [STEP]                     600        243,000
    United Pan-Europe
      Communication Corp.
      12.481%, 08/01/09
      [STEP]!!                 1,593        151,335
                                       ------------
                                          6,665,761
                                       ------------
  CHEMICALS -- 3.2%
    Airgas, Inc.
      9.125%, 10/01/11           300        321,750
    Equistar Chemical
      Funding Corp.
      10.125%, 09/01/08          400        396,000
    Foamex L.P. Capital
      Corp.
      13.50%, 08/15/05           625        634,375
      9.875%, 06/15/07           100         91,500
    General Chemical
      Industry Products,
      Inc.
      10.625%, 05/01/09          500        417,500
    Huntsman ICI Chemicals
      Corp.
      10.125%, 07/01/09          500        455,000
    Lyondell Chemical Co.
      9.625%, 05/01/07           475        474,406
      10.875%, 05/01/09          900        864,000
    OM Group, Inc.
      9.25%, 12/15/11 144A       325        338,000
    Texas Petrochemical
      Corp.
      11.125%, 07/01/06          500        442,500
    United Industries Corp.
      Cl-B
      9.875%, 04/01/09           625        618,750
                                       ------------
                                          5,053,781
                                       ------------
  CLOTHING & APPAREL -- 0.9%
    GFSI, Inc. Cl-B
      9.625%, 03/01/07           675        597,375
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07+,!!        575         11,500
    Russell Corp.
      9.25%, 05/01/10 144A       350        361,375
    William Carter Co.
      10.875%, 08/15/11          500        537,500
                                       ------------
                                          1,507,750
                                       ------------
  CONGLOMERATES -- 0.7%
    Eagle-Picher
      Industries, Inc.
      9.375%, 03/01/08         1,025        825,125
    Trizec Financial Ltd.
      10.875%, 10/15/05          275        281,875
                                       ------------
                                          1,107,000
                                       ------------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  CONSTRUCTION -- 0.8%
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07       $   850   $    864,875
    Nortek, Inc.
      9.125%, 09/01/07           325        334,750
                                       ------------
                                          1,199,625
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 5.7%
    Albecca, Inc.
      10.75%, 08/15/08           675        755,999
    American Achievement
      Corp.
      11.625%, 01/01/07
      144A                       525        559,125
    American Greetings
      Corp.
      11.75%, 07/15/08           575        621,000
    Amscan Holdings, Inc.
      9.875%, 12/15/07           600        489,000
    Cabot Safety Corp.
      12.50%, 07/15/05           450        468,000
    Chattem, Inc. Cl-B
      8.875%, 04/01/08           675        678,375
    Coinmach Corp.
      9.00%, 02/01/10 144A       425        435,625
    Collins & Aikman Floor
      Coverings, Inc.
      9.75%, 02/15/10 144A       125        131,563
    Diamond Brands
      Operating, Inc.
      10.125%, 04/15/08 !!        50          1,000
      12.83%, 04/15/09
      [STEP] +, !!                50          1,000
    Foamex L.P. Capital
      Corp.
      10.75%, 04/01/09 144A      375        397,500
    Glenoit Corp.
      11.00%, 04/15/07+,
      ++++                       175              2
    ICON Health & Fitness,
      Inc.
      11.25%, 04/01/12 144A      325        323,375
    Ingram Micro, Inc.
      9.875%, 08/15/08           450        471,375
    Jostens, Inc.
      12.75%, 05/01/10           625        709,375
    Levi Strauss & Co.
      11.625%, 01/15/08          600        639,000
    NBTY, Inc. Cl-B
      8.625%, 09/15/07           300        300,000
    Ownes & Minor, Inc.
      8.50%, 07/15/11            300        316,500
    Playtex Products, Inc.
      9.375%, 06/01/11           800        855,999
    Revlon Consumer
      Products Corp.
      8.625%, 02/01/08         1,025        486,875
    Sleepmaster, Inc.
      11.00%, 05/15/09+, !!      250         51,250

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Volume Services
      America, Inc.
      11.25%, 03/01/09       $   400   $    386,000
                                       ------------
                                          9,077,938
                                       ------------

  CONTAINERS & PACKAGING -- 3.0%
    Graham Packaging Corp.
      5.552%, 01/15/08
      [FRN]                      450        380,250
    Graphic Packaging Corp.
      8.625%, 02/15/12 144A      175        183,750
    Huntsman Packaging
      Corp.
      13.00%, 06/01/10           575        612,375
    Owens-Brockway Glass
      Container, Inc.
      8.875%, 02/15/09 144A      350        363,125
    Owens-Illinois, Inc.
      7.85%, 05/15/04            500        492,500
      8.10%, 05/15/07            450        436,500
      7.35%, 05/15/08            350        323,750
    Plastipak Holdings,
      Inc.
      10.75%, 09/01/11           750        825,000
    Riverwood International
      Corp.
      10.625%, 08/01/07          575        610,938
    Russell-Stanley
      Holdings, Inc.
      9.00%, 11/30/08 144A        41         30,884
    Sealed Air Corp.
      8.75%, 07/01/08 144A       525        553,791
                                       ------------
                                          4,812,863
                                       ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Amphenol Corp.
      9.875%, 05/15/07           260        274,300
    CMS Energy Corp.
      8.90%, 07/15/08            350        372,750
    Stoneridge, Inc.
      11.50%, 05/01/12 144A      525        546,000
    WESCO Distribution,
      Inc. Cl-B
      9.125%, 06/01/08           925        915,750
                                       ------------
                                          2,108,800
                                       ------------

  ENTERTAINMENT & LEISURE -- 7.1%
    AMF Bowling Worldwide,
      Inc.
      13.00%, 02/28/08           400        434,000
    AMF Group, Inc.
      12.25%, 03/15/06           512         43,520
    Belo Corp.
      8.00%, 11/01/08            675        698,510
    Boyd Gaming Corp.
      8.75%, 04/15/12 144A       400        416,000
    Coast Hotels and
      Casinos, Inc.
      9.50%, 04/01/09 144A       300        317,250
    Florida Panthers
      Holdings, Inc.
      9.875%, 04/15/09           725        775,750
    Isle of Capri Casinos,
      Inc.
      9.00%, 03/15/12 144A       150        155,250
    Mandalay Resort Group
      10.25%, 08/01/07           700        775,250
      9.50%, 08/01/08            300        332,250
      9.375%, 02/15/10           200        218,500
    MGM Mirage, Inc.
      9.75%, 06/01/07            750        828,750
      8.50%, 09/15/10            900        957,357
    Park Place
      Entertainment Corp.
      9.375%, 02/15/07            75         80,250
      7.875%, 03/15/10 144A      675        683,438
      8.125%, 05/15/11           850        862,750
    Premier Parks, Inc.
      9.75%, 06/15/07            500        526,250
      10.448%, 04/01/08
      [STEP]                   1,950      1,876,874
    Regal Cinemas, Inc.
      9.375%, 02/01/12 144A      625        653,125
    True Temper Sports,
      Inc.
      10.875%, 12/01/08          425        452,625
                                       ------------
                                         11,087,699
                                       ------------


                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  ENVIRONMENTAL SERVICES -- 2.5%
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06       $ 1,100   $  1,089,000
      8.875%, 04/01/08           750        776,250
      8.50%, 12/01/08            225        228,375
      7.875%, 01/01/09           525        517,125
      10.00%, 08/01/09         1,075      1,112,625
 Synagro Technologies, Inc.
      9.50%, 04/01/09 144A       325        333,125
                                       ------------
                                          4,056,500
                                       ------------

  FARMING & AGRICULTURE -- 1.2%
    AGCO Corp.
      9.50%, 05/01/08            900        976,500
    Dimon, Inc.
      9.625%, 10/15/11           325        344,500
    Pilgrim's Pride Corp.
      9.625%, 09/15/11           375        382,500
    Royster-Clark, Inc.
      10.25%, 04/01/09           200        151,000
                                       ------------
                                          1,854,500
                                       ------------

  FINANCIAL -- BANK & TRUST -- 1.2%
    GS Escrow Corp.
      7.125%, 08/01/05         1,700      1,711,407
    Western Financial Bank
      9.625%, 05/15/12           175        177,625
                                       ------------
                                          1,889,032
                                       ------------


                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
FINANCIAL SERVICES -- 1.9%
    Armkel Finance, Inc.
      9.50%, 08/15/09        $   300   $    321,000
    Caithness Coso Fund
      Corp.
      9.05%, 12/15/09            650        674,374
    Golden State Holdings
      Corp.
      7.00%, 08/01/03            225        230,578
    Unifrax Investment
      Corp.
      10.50%, 11/01/03           625        628,125
    Yell Finance BV
      10.75%, 08/01/11           475        516,563
      13.50%, 08/01/11
      [STEP]                     925        638,250
                                       ------------
                                          3,008,890
                                       ------------
  FOOD -- 4.0%
    Agrilink Foods, Inc.
      11.875%, 11/01/08        1,050      1,113,000
    American Seafood Group
      LLC
      10.125%, 04/15/10
      144A                       450        461,250
    B&G Foods, Inc.
      9.625%, 08/01/07 144A      325        336,781
    Del Monte Foods Co.
      Cl-B
      9.25%, 05/15/11            875        923,125
    Dominos, Inc. Cl-B
      10.375%, 01/15/09          600        654,000
    Eagle Family Foods,
      Inc. Cl-B
      8.75%, 01/15/08            600        465,000
    Land O' Lakes, Inc.
      8.75%, 11/15/11 144A       800        752,000
    Michael Foods, Inc.
      11.75%, 04/01/11           650        721,500
    New World Pasta Co.
      9.25%, 02/15/09            450        438,750
    Smithfield Foods, Inc.
      8.00%, 10/15/09            475        484,500
                                       ------------
                                          6,349,906
                                       ------------
  FURNITURE -- 0.4%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07           125        130,625
      11.057%, 12/15/07
      [STEP]                     475        472,625
                                       ------------
                                            603,250
                                       ------------
  HEALTHCARE SERVICES -- 4.1%
    Alliance Imaging, Inc.
      10.375%, 04/15/11          825        886,875
    AmerisourceBergen Corp.
      8.125%, 09/01/08           225        239,625
    HCA, Inc.
      6.91%, 06/15/05          1,000      1,038,160
      8.75%, 09/01/10          1,000      1,117,450
      7.875%, 02/01/11           300        320,295

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Hudson Respiratory
      Care, Inc.
      9.125%, 04/15/08 !!    $   300   $    135,000
    InSight Health Services
      Corp.
      9.875%, 11/01/11 144A      200        207,000
    Magellan Health
      Services, Inc.
      9.375%, 11/15/07 144A      350        351,750
      9.00%, 02/15/08            450        384,750
    Manor Care, Inc.
      8.00%, 03/01/08            725        760,438
    Triad Hospitals, Inc.
      8.75%, 05/01/09            300        321,750
    US Oncology, Inc.
      9.625%, 02/01/12 144A      400        394,000
    Vanguard Health
      Systems, Inc.
      9.75%, 08/01/11            350        371,000
                                       ------------
                                          6,528,093
                                       ------------
  HOTELS & MOTELS -- 3.4%
    Courtyard by Marriott
      II Ltd. Cl-B
      10.75%, 02/01/08           350        362,688
    Felcor Lodging L.P.
      9.50%, 09/15/08 144A       300        318,750
      8.50%, 06/01/11            650        669,500
    Hilton Hotels Corp.
      7.625%, 05/15/08           700        699,629
      8.25%, 02/15/11            175        178,687
    MeriStar Hospitality
      Corp.
      9.00%, 01/15/08
      [REIT]                     200        205,000
      9.125%, 01/15/11
      [REIT]                     575        590,813
    RFS Partnership L.P.
      9.75%, 03/01/12 144A       100        104,000
    Vail Resorts, Inc.
      8.75%, 05/15/09            250        256,250
    Worldwide, Inc.
      6.75%, 11/15/05            725        718,511
      7.375%, 05/01/07         1,350      1,355,238
                                       ------------
                                          5,459,066
                                       ------------
  INDUSTRIAL PRODUCTS -- 1.2%
    Dresser, Inc.
      9.375%, 04/15/11 144A      150        156,750
      9.375%, 04/15/11           550        574,750
    Hexcel Corp.
      9.75%, 01/15/09            450        366,750
    Tekni-Plex, Inc.
      12.75%, 06/15/10           825        862,125
                                       ------------
                                          1,960,375
                                       ------------
  MACHINERY & EQUIPMENT -- 2.0%
    Briggs & Stratton Corp.
      8.875%, 03/15/11           400        421,000

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Clark Materials
      Handling Corp. Cl-D
      10.75%, 11/15/06+, !!  $   150   $         15
    Columbus McKinnon Corp.
      8.50%, 04/01/08            700        668,500
    Joy Global, Inc.
      8.75%, 03/15/12 144A        75         78,000
    Simonds Industries,
      Inc.
      10.25%, 07/01/08!!         500        152,500
    United Rentals, Inc.
      10.75%, 04/15/08         1,075      1,187,875
      9.25%, 01/15/09            600        615,000
                                       ------------
                                          3,122,890
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.2%
    Alaris Medical Systems,
      Inc.
      9.75%, 12/01/06            175        168,875
      11.625%, 12/01/06          500        560,000
    CONMED Corp.
      9.00%, 03/15/08            625        648,438
    Fisher Scientific
      International, Inc.
      9.00%, 02/01/08            625        654,688
      9.00%, 02/01/08            875        916,562
    Hanger Orthopedic
      Group, Inc.
      10.375%, 02/15/09
      144A                       225        240,188
      11.25%, 06/15/09           875        901,250
    Kinetic Concepts, Inc.
      Cl-B
      9.625%, 11/01/07         1,025      1,065,999
                                       ------------
                                          5,156,000
                                       ------------
  METALS & MINING -- 2.0%
    AEI Resources, Inc.
      10.50%, 12/15/05+, !!      450        307,125
      11.50%, 12/15/06+, !!      300         60,750
    Alltrista Corp.
      9.75%, 05/01/12 144A       250        246,888
    California Steel
      Industries, Inc.
      8.50%, 04/01/09            350        353,500
    Compass Minerals Group,
      Inc.
      10.00%, 08/15/11 144A      400        426,000
    Euramax International
      PLC
      11.25%, 10/01/06           725        717,750
    Murrin Murrin Holdings
      PTY
      9.375%, 08/31/07           250         58,750
    Neenah Corp. Cl-B
      11.125%, 05/01/07          525        296,625
    Neenah Corp. Cl-F
      11.125%, 05/01/07          525        296,625

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Republic Technologies,
      Inc.
      13.75%, 07/15/09!!     $   400   $     27,000
    Ryerson Tull, Inc.
      9.125%, 07/15/06           375        361,875
                                       ------------
                                          3,152,888
                                       ------------
  OFFICE EQUIPMENT -- 1.5%
    Buhrmann US, Inc.
      12.25%, 11/01/09           800        864,000
    Global Imaging Systems,
      Inc.
      10.75%, 02/15/07           400        398,000
    Xerox Corp.
      9.75%, 01/15/09 144A     1,100      1,050,500
      7.20%, 04/01/16            125         99,375
                                       ------------
                                          2,411,875
                                       ------------
  OIL & GAS -- 2.6%
    AmeriGas Partners L.P.
      8.875%, 05/20/11           200        210,000
    BRL Universal Equipment
      Corp.
      8.875%, 02/15/08           475        491,625
    Comstock Resources,
      Inc.
      11.25%, 05/01/07           200        209,000
    Continental Resources,
      Inc.
      10.25%, 08/01/08           375        339,375
    Forest Oil Corp.
      10.50%, 01/15/06           450        487,125
    Hanover Equipment Trust
      8.75%, 09/01/11 144A       525        535,500
    Lone Star Technologies,
      Inc.
      9.00%, 06/01/11            525        504,000
    Magnum Hunter
      9.60%, 03/15/12 144A       300        316,500
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09          500        545,000
    Swift Energy Co.
      9.375%, 05/01/12           250        255,625
    Tesoro Petroleum Corp.
      9.625%, 11/01/08           250        256,250
                                       ------------
                                          4,150,000
                                       ------------
  PAPER & FOREST PRODUCTS -- 2.2%
    Georgia-Pacific Corp.
      7.50%, 05/15/06            650        647,257
      8.125%, 05/15/11         1,275      1,276,198
    Pliant Corp.
      13.00%, 06/01/10 144A      400        426,000
    Riverwood International
      Corp.
      10.875%, 04/01/08          200        211,000
    Stone Container Corp.
      9.75%, 02/01/11            875        947,188
                                       ------------
                                          3,507,643
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
PRINTING & PUBLISHING -- 1.4%
    American Media
      Operations, Inc.
      10.25%, 05/01/09       $   275   $    288,750
      10.25%, 05/01/09 144A      275        288,750
    Hollinger International
      Publishing Co.
      9.25%, 03/15/07            300        310,500
    Quebecor Media, Inc.
      11.125%, 07/15/11          675        732,375
      13.75%, 07/15/11
      [STEP]                     425        286,875
    Von Hoffman Corp.
      10.25%, 03/15/09 144A      325        341,250
    Ziff Davis Media, Inc.
      12.00%, 07/15/10           200         53,000
                                       ------------
                                          2,301,500
                                       ------------
  REAL ESTATE -- 1.4%
    Corrections Corp. of
      America
      9.875%, 05/01/09 144A      225        230,625
    HMH Properties, Inc.
      Cl-A
      7.875%, 08/01/05           400        399,500
    HMH Properties, Inc.
      Cl-B
      7.875%, 08/01/08           375        369,375
    HMH Properties, Inc.
      Cl-C
      8.45%, 12/01/08            850        858,500
    Ventas Realty L.P.
      Capital Corp.
      9.00%, 05/01/12 144A       325        331,500
                                       ------------
                                          2,189,500
                                       ------------
  RESTAURANTS -- 0.5%
    Advantica Restaurant
      Group, Inc.
      11.25%, 01/15/08           250        193,750
    Carrols Corp.
      9.50%, 12/01/08            675        664,875
                                       ------------
                                            858,625
                                       ------------
  RETAIL & MERCHANDISING -- 1.3%
    Advance Stores Co.,
      Inc.
      10.25%, 04/15/08           450        480,375
    J.C. Penney Co., Inc.
      7.375%, 06/15/04           575        575,719
      7.60%, 04/01/07            400        396,500
    Michaels Stores, Inc.
      9.25%, 07/01/09            600        642,000
                                       ------------
                                          2,094,594
                                       ------------
  SEMICONDUCTORS -- 0.4%
    Fairchild Semiconductor
      Corp.
      10.375%, 10/01/07          600        643,500
                                       ------------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  TELECOMMUNICATIONS -- 9.8%
    Airgate PCS, Inc.
      14.499%, 10/01/09
      [STEP]                 $   850   $    573,750
    Alamosa PCS Holdings,
      Inc.
      14.63%, 02/15/10
      [STEP]                   1,450        725,000
    American Tower Corp.
      9.375%, 02/01/09           400        282,000
    Asia Global Crossing
      Ltd.
      13.375%, 10/15/10 !!       350         75,250
    Block Communications,
      Inc.
      9.25%, 04/15/09 144A       250        259,375
    Crown Castle
      International Corp.
      10.769%, 05/15/11
      [STEP]                     275        171,875
      11.263%, 08/01/11
      [STEP]                     450        283,500
    CSC Holdings, Inc.
      8.125%, 07/15/09           925        903,855
    Dolphin Telecom PLC
      14.00%, 05/15/09
      [STEP]!!                   600          5,250
    Echostar Broadband
      Corp.
      10.375%, 10/01/07        1,200      1,277,999
    Global Crossing
      Holdings Ltd.
      9.50%, 11/15/09!!        1,250         31,250
    Horizon PCS, Inc.
      13.75%, 06/15/11 144A      525        396,375
    Level 3 Communications,
      Inc.
      11.317%, 12/01/08
      [STEP]                     475        135,375
    Loral Cyberstar, Inc.
      10.00%, 07/15/06           468        372,060
    Millicom International
      Cellular, Inc.
      13.50%, 06/01/06         1,050        582,750
    Nextel Communications,
      Inc.
      18.265%, 09/15/07
      [STEP]                     550        396,000
      10.628%, 02/15/08
      [STEP]                   2,650      1,629,749
      9.375%, 11/15/09         1,625      1,129,375
    Nextel International,
      Inc.
      12.125%, 04/15/08
      [STEP]!!                    50          2,250
    Nextel Partners, Inc.
      13.664%, 02/01/09
      [STEP]                     260        120,900
      12.50%, 11/15/09 144A      275        189,750
      11.00%, 03/15/10           375        238,125
    NTL Communications
      Corp. Cl-B
      10.732%, 10/01/08
      [STEP]!!                 1,300        429,000

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    NTL, Inc. Cl-B
      11.196%, 04/01/08
      [STEP]!!               $ 2,875   $  1,006,250
    Panamsat Corp.
      8.50%, 02/01/12 144A       900        906,129
    Pegasus Satellite, Inc.
      15.213%, 03/01/07
      [STEP]                     425        180,625
    Rogers Cantel, Inc.
      8.80%, 10/01/07            225        207,000
    Telecommunications
      Techniques Co.
      9.75%, 05/15/08          1,300        331,500
    Tritel PCS, Inc.
      11.511%, 05/15/09
      [STEP]                   1,025        914,813
    Triton PCS, Inc.
      14.672%, 05/01/08
      [STEP]                     450        402,750
    Viatel, Inc.
      13.739%, 04/15/08
      [STEP]!!                 1,800            900
    Voicestream Wireless
      Co.
      11.875%, 11/15/09
      [STEP]                     829        677,708
    XM Satellite Radio,
      Inc.
      14.00%, 03/15/10           375        279,375
    XO Communications, Inc.
      11.077%, 04/15/08
      [STEP]+, !!                950        106,875
      12.283%, 06/01/09
      [STEP]+, !!              2,525        265,125
                                       ------------
                                         15,489,863
                                       ------------
  TRANSPORTATION -- 1.2%
    Allied Holdings, Inc.
      Cl-B
      8.625%, 10/01/07           550        448,250
    Ameritruck Distribution
      Corp. Cl-B
      12.25%, 11/15/05+, !!       50              5
    Holt Group, Inc.
      9.75%, 01/15/06+, !!       100          3,500
    Petroleum Helicopters,
      Inc.
      9.375%, 05/01/09 144A      275        283,250
    Stena AB
      10.50%, 12/15/05           200        206,000
      8.75%, 06/15/07          1,050      1,034,250
                                       ------------
                                          1,975,255
                                       ------------
  UTILITIES -- 3.2%
    Calpine Corp.
      8.50%, 02/15/11          2,500      2,149,999
    CMS Energy Corp.
      7.50%, 01/15/09            850        858,500
      8.50%, 04/15/11          1,050      1,113,000

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    El Paso Electric Co.
      Cl-E
      9.40%, 05/01/11        $   350   $    390,205
    Niagara Mohawk Power
      Corp. Cl-H
      7.788%, 07/01/10
      [STEP]                     650        621,667
                                       ------------
                                          5,133,371
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $159,406,323)                   145,471,877
                                       ------------
                             SHARES
                             ------
PREFERRED STOCK -- 1.4%
  BROADCASTING -- 0.8%
    Sinclair Capital Cl-A
      11.625%                 12,125      1,291,312
                                       ------------
  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp.
      Cl-B 11.50% [PIK]*!!       781         10,544
                                       ------------
  PRINTING & PUBLISHING -- 0.6%
    Primedia, Inc. Cl-D
      10.00%                   5,700        287,850
    Primedia, Inc. Cl-F
      9.20%                    7,750        352,625
    Primedia, Inc. Cl-H
      8.625%                   6,500        276,250
                                       ------------
                                            916,725
                                       ------------
  TELECOMMUNICATIONS -- 0.0%
    McLeodUSA, Inc. Cl-A
      2.5%+, !!                7,219         38,261
    Nextel Communications,
      Inc. Cl-E 11.125%
      [PIK]*                      25          9,625
    Pegasus Communications
      Corp. Cl-A 12.75%
      [PIK]*                       1            384
                                       ------------
                                             48,270
                                       ------------
TOTAL PREFERRED STOCK
  (Cost $4,676,853)                       2,266,851
                                       ------------
                             PRINCIPAL
                               IN
                              LOCAL
                             CURRENCY
                              (000)
                             -------
FOREIGN BONDS -- 0.7%
 TELECOMMUNICATIONS -- 0.2%
    Call-Net Enterprises,
      Inc. -- (CAD)
      10.625%, 12/31/08          482   $    383,188
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             PRINCIPAL
                               IN
                              LOCAL
                             CURRENCY
                              (000)           VALUE
---------------------------------------------------
UTILITIES  -- 0.5%
    Calpine Canada
      Energy -- (CAD)
      8.50%, 05/01/08            875   $    748,125
                                       ------------
TOTAL FOREIGN BONDS
  (Cost $2,462,230)                       1,131,313
                                       ------------
FOREIGN STOCK -- 0.0%
  TELECOMMUNICATIONS
    Call-Net Enterprises,
      Inc. -- (CAD)*
  (Cost $277,258)             23,163         62,540
                                       ------------
                             SHARES
                             -------
COMMON STOCK -- 0.0%
  ADVERTISING -- 0.0%
    Advanstar Holdings
      Corp. Warrants*            225              2
                                       ------------
CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc. Warrants*      475          4,869
                                       ------------
  CONTAINERS & PACKAGING -- 0.0%
    Russell-Stanley
      Holdings, Inc.*          6,000          6,000
                                       ------------
  METALS & MINING -- 0.0%
    Republic Technologies,
      Inc. Warrants*             400              0
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.0%
    Pliant Corp. Warrants*       475            950
                                       ------------
  TELECOMMUNICATIONS -- 0.0%
    Loral Cyberstar, Inc.
      Warrants*                4,625              0
    McLeodUSA, Inc.
      Warrants*               15,998          3,199
    XM Satellite Radio
      Holdings, Inc.
      Warrants*                  450            113
                                       ------------
                                              3,312
                                       ------------
TOTAL COMMON STOCK
  (Cost $326,403)                            15,133
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.6%
  REGULATED INVESTMENT COMPANIES -- 0.1%
    Temporary Investment
      Cash Fund               71,738   $     71,738
    Temporary Investment
      Fund                    71,737         71,737
                                       ------------
                                            143,475
                                       ------------
                               PAR
                              (000)
                              -----
  REPURCHASE AGREEMENTS -- 6.5%
    Greenwich Capital
      Markets, Inc. 1.80%,
      dated 04/30/02,
      maturing 05/01/02,
      repurchase price
      $10,366,518,
      (Collateralized by
      U.S. Treasury Bills,
      8.75%, par value
      $9,403,000, market
      value $10,584,522,
      due 11/15/08)          $10,366     10,366,000
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $10,509,475)                     10,509,475
                                       ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $177,658,542)                   159,457,189
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.1%)                   (179,933)
                                       ------------
NET ASSETS -- 100.0%                   $159,277,256
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE GROWTH FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
COMMON STOCK -- 98.3%
  BEVERAGES -- 0.8%
    Anheuser-Busch
      Companies, Inc.           13,200   $    699,600
    PepsiCo, Inc.                4,100        212,790
                                         ------------
                                              912,390
                                         ------------

  BROADCASTING -- 1.4%
    Clear Channel
      Communications,
      Inc.*@                    35,100      1,647,945
                                         ------------

  BUSINESS SERVICES -- 1.3%
    First Data Corp.            19,900      1,581,851
                                         ------------

  CABLE TELEVISION -- 0.4%
    Comcast Corp. Cl-A*@        15,900        425,325
                                         ------------

  COMPUTER HARDWARE -- 1.0%
    Dell Computer Corp.*        46,400      1,222,176
                                         ------------

  COMPUTER SERVICES & SOFTWARE -- 8.9%
    Cisco Systems, Inc.*       176,700      2,588,655
    Electronic Data Systems
      Corp.@                    21,400      1,161,164
    Microsoft Corp.*           104,000      5,435,040
    PeopleSoft, Inc.*           19,530        452,510
    Veritas Software Corp.*     29,100        824,694
                                         ------------
                                           10,462,063
                                         ------------

  CONGLOMERATES -- 0.8%
    Tyco International Ltd.     50,900        939,105
                                         ------------

  CONSUMER PRODUCTS & SERVICES -- 4.9%
    Avon Products, Inc.          8,200        457,970
    Colgate-Palmolive Co.       25,600      1,357,056
    Johnson & Johnson Co.@      59,900      3,825,214
    Procter & Gamble Co.         2,100        189,546
                                         ------------
                                            5,829,786
                                         ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    General Electric Co.       149,000      4,700,950
                                         ------------

  ENTERTAINMENT & LEISURE -- 5.4%
    AOL Time Warner, Inc.*      96,800      1,841,136
    Harley-Davidson, Inc.       33,200      1,759,268
    Viacom, Inc. Cl-B*          58,800      2,769,480
                                         ------------
                                            6,369,884
                                         ------------

                              SHARES        VALUE
-----------------------------------------------------
-----------------------------------------------------

  FINANCIAL SERVICES -- 21.7%
    Citigroup, Inc.            140,400   $  6,079,320
    Concord EFS, Inc.*@          8,200        267,238
    Fannie Mae                  17,600      1,389,168
    Freddie Mac                 64,700      4,228,145
    Goldman Sachs Group,
      Inc.@                     19,400      1,527,750
    Household
      International, Inc.@      36,100      2,104,269
    MBNA Corp.                 183,500      6,505,075
    Merrill Lynch & Co.,
      Inc.@                     56,100      2,352,834
    Morgan Stanley Dean
      Witter & Co.@             21,600      1,030,752
                                         ------------
                                           25,484,551
                                         ------------

  HEALTHCARE SERVICES -- 10.3%
    Cardinal Health, Inc.       51,150      3,542,138
    Tenet Healthcare
      Corp.*@                   50,000      3,668,500
    UnitedHealth Group,
      Inc.                      47,800      4,197,318
    Wellpoint Health
      Networks, Inc.*            9,200        690,736
                                         ------------
                                           12,098,692
                                         ------------

  INSURANCE -- 2.5%
    American International
      Group, Inc.               33,400      2,308,608
    Travelers Property
      Casualty Corp.*@          37,300        693,407
                                         ------------
                                            3,002,015
                                         ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 4.4%
    Amgen, Inc.*@               22,200      1,173,936
    Baxter International,
      Inc.                      44,400      2,526,360
    Medtronic, Inc.             34,300      1,532,867
                                         ------------
                                            5,233,163
                                         ------------

  PHARMACEUTICALS -- 6.6%
    Pfizer, Inc.               180,500      6,561,175
    Wyeth                       22,300      1,271,100
                                         ------------
                                            7,832,275
                                         ------------

  RETAIL & MERCHANDISING -- 16.5%
    Best Buy Co., Inc.*@         1,600        118,960
    Home Depot, Inc.           100,600      4,664,822
    Kohl's Corp.*@              95,500      7,038,350
    Target Corp.                51,600      2,252,340
    Wal-Mart Stores, Inc.       43,200      2,413,152
    Walgreen Co.                79,600      3,006,492
                                         ------------
                                           19,494,116
                                         ------------

  SEMICONDUCTORS -- 4.5%
    Applied Materials,
      Inc.*@                    30,800        749,056
    Intel Corp.                111,600      3,192,876
    Maxim Integrated
      Products, Inc.*           15,500        771,900
    Texas Instruments, Inc.     19,200        593,856
                                         ------------
                                            5,307,688
                                         ------------

  TELECOMMUNICATIONS -- 2.9%
    AT&T Wireless Services,
      Inc.*@                    27,800        248,810
    Nokia Corp. Cl-A [ADR]     193,700      3,149,562
                                         ------------
                                            3,398,372
                                         ------------
TOTAL COMMON STOCK
  (Cost $118,184,915)                     115,942,347
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.6%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund                351,178   $    351,178
    Temporary Investment
      Fund                     351,178        351,178
                                         ------------
  (Cost $702,356)                             702,356
                                         ------------

TOTAL INVESTMENTS -- 98.9%
  (Cost $118,887,271)                     116,644,703
OTHER ASSETS LESS LIABILITIES -- 1.1%       1,324,144
                                         ------------
NET ASSETS -- 100.0%                     $117,968,847
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE GROWTH AND INCOME FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
COMMON STOCK -- 96.6%
  BEVERAGES -- 3.1%
    Anheuser-Busch
      Companies, Inc.          200,000   $ 10,600,000
                                         ------------

  BUSINESS SERVICES -- 1.6%
    First Data Corp.            70,000      5,564,300
                                         ------------

  CABLE TELEVISION -- 1.5%
    Comcast Corp. Cl-A*        200,000      5,350,000
                                         ------------

  CHEMICALS -- 1.6%
    DuPont, (E.I.) de
      Nemours & Co.             70,000      3,115,000
    Lyondell Chemical Co.@     160,000      2,364,800
                                         ------------
                                            5,479,800
                                         ------------

  COMPUTER SERVICES & SOFTWARE -- 1.0%
    Electronic Data Systems
      Corp.@                    40,000      2,170,400
    Veritas Software Corp.*     40,000      1,133,600
                                         ------------
                                            3,304,000
                                         ------------

  CONGLOMERATES -- 7.2%
    Philip Morris Co., Inc.    225,000     12,246,750
    Tyco International Ltd.    375,000      6,918,750
    United Technologies
      Corp.                     83,500      5,859,195
                                         ------------
                                           25,024,695
                                         ------------

  CONSUMER PRODUCTS & SERVICES -- 4.4%
    Avon Products, Inc.        180,000     10,053,000
    Procter & Gamble Co.        55,700      5,027,482
                                         ------------
                                           15,080,482
                                         ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.5%
    General Electric Co.       165,000      5,205,750
    Sanmina-SCI Corp.*@        250,000      2,600,000
    Solectron Corp.*@          100,000        730,000
                                         ------------
                                            8,535,750
                                         ------------

  ENTERTAINMENT & LEISURE -- 0.5%
    Carnival Corp.              50,000      1,665,500
                                         ------------

  FINANCIAL -- BANK & TRUST -- 11.5%
    Bank of America Corp.      175,000     12,684,000
    Bank One Corp.             244,200      9,980,454
    J.P. Morgan Chase & Co.    400,000     14,040,000
    KeyCorp                    115,000      3,232,650
                                         ------------
                                           39,937,104
                                         ------------

                              SHARES        VALUE
-----------------------------------------------------
-----------------------------------------------------

  FINANCIAL SERVICES -- 13.7%
    Citigroup, Inc.            375,000   $ 16,237,499
    Fannie Mae                 100,000      7,893,000
    Household
      International, Inc.      200,000     11,658,000
    MBNA Corp.                  85,000      3,013,250
    Merrill Lynch & Co.,
      Inc.@                     50,000      2,097,000
    Washington Mutual,
      Inc.@                    175,000      6,602,750
                                         ------------
                                           47,501,499
                                         ------------

  FOOD -- 2.1%
    Kroger Co.*                323,080      7,356,532
                                         ------------

  HEALTHCARE SERVICES -- 6.7%
    Cardinal Health, Inc.       75,000      5,193,750
    HCA, Inc.@                 115,000      5,495,850
    Tenet Healthcare Corp.*    120,000      8,804,400
    Wellpoint Health
      Networks, Inc.*           50,000      3,754,000
                                         ------------
                                           23,248,000
                                         ------------

  INSURANCE -- 3.8%
    ACE Ltd.                    62,500      2,720,000
    American International
      Group, Inc.               90,000      6,220,800
    PMI Group, Inc.@            50,000      4,056,000
                                         ------------
                                           12,996,800
                                         ------------

  INTERNET SERVICES -- 0.3%
    Juniper Networks, Inc.*    100,000      1,011,000
                                         ------------

  MACHINERY & EQUIPMENT -- 0.4%
    Baker Hughes, Inc.@         35,000      1,318,800
                                         ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.6%
    Abbott Laboratories        100,000      5,395,000
                                         ------------

  OIL & GAS -- 9.9%
    Apache Corp.                25,000      1,458,250
    BP PLC [ADR]               200,000     10,160,000
    Exxon Mobil Corp.           75,000      3,012,750
    GlobalSantaFe Corp.         40,000      1,403,600
    Kerr-McGee Corp.@          100,000      5,980,000
    Noble Drilling Corp.*@      33,200      1,439,220
    Occidental Petroleum
      Corp.                    100,000      2,875,000
    Phillips Petroleum Co.      50,000      2,990,500
    Transocean Sedco Forex,
      Inc.@                    135,000      4,792,500
                                         ------------
                                           34,111,820
                                         ------------

  PHARMACEUTICALS -- 7.5%
    Merck & Co., Inc.           50,000      2,717,000
    Pfizer, Inc.               160,000      5,816,000
    Schering-Plough Corp.      265,000      7,234,500
    Wyeth                      175,000      9,975,000
                                         ------------
                                           25,742,500
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
RAILROADS -- 3.5%
    Burlington Northern
      Santa Fe Corp.            80,000   $  2,199,200
    Union Pacific Corp.@       175,000      9,940,000
                                         ------------
                                           12,139,200
                                         ------------

  RETAIL & MERCHANDISING -- 0.5%
    Sears, Roebuck & Co.        35,000      1,846,250
                                         ------------

  SEMICONDUCTORS -- 1.5%
    Micron Technology,
      Inc.*                    225,000      5,332,500
                                         ------------

  TELECOMMUNICATIONS -- 3.7%
    AT&T Corp.                 375,500      4,926,560
    BellSouth Corp.             75,000      2,276,250
    Lucent Technologies,
      Inc.                     112,000        515,200
    SBC Communications,
      Inc.                     160,000      4,969,600
                                         ------------
                                           12,687,610
                                         ------------

  UTILITIES -- 6.5%
    Ameren Corp.@               62,400      2,605,824
    Constellation Energy
      Group, Inc.              125,000      3,990,000
    Duke Energy Corp.@          75,000      2,874,750
    Dynegy, Inc.@              400,000      7,200,000
    FirstEnergy Corp.           75,000      2,497,500
    FPL Group, Inc.@            50,000      3,174,500
                                         ------------
                                           22,342,574
                                         ------------
TOTAL COMMON STOCK
  (Cost $326,579,807)                     333,571,716
                                         ------------

                              SHARES        VALUE
-----------------------------------------------------
-----------------------------------------------------

FOREIGN STOCK -- 0.5%
  ELECTRONIC COMPONENTS & EQUIPMENT
    Flextronics
      International
      Ltd. -- (SGD)*
  (Cost $1,737,164)            117,970   $  1,633,885
                                         ------------

SHORT-TERM INVESTMENTS -- 2.5%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund              4,292,942      4,292,942
    Temporary Investment
      Fund                   4,292,941      4,292,941
                                         ------------
  (Cost $8,585,883)                         8,585,883
                                         ------------

TOTAL INVESTMENTS -- 99.6%
  (Cost $336,902,854)                     343,791,484
OTHER ASSETS LESS LIABILITIES -- 0.4%       1,465,051
                                         ------------
NET ASSETS -- 100.0%                     $345,256,535
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF JANUS OVERSEAS GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
FOREIGN STOCK -- 88.1%
  AUSTRALIA -- 0.6%
    Computershare Ltd.      1,016,755   $  1,424,891
                                        ------------

  BELGIUM -- 1.7%
    Interbrew SA              135,127      4,021,702
                                        ------------

  BERMUDA -- 1.0%
    Tyco International
      Ltd.                    122,855      2,266,675
                                        ------------

  BRAZIL -- 2.5%
    Companhia Vale do Rio
      Doce*                    18,145        495,177
    Companhia Vale do Rio
      Doce [ADR]*                 160          4,296
    Embraer Aircraft Corp.
      SA [ADR]                 55,418      1,276,277
    Empresa Brasileira de
      Aeronautica SA [ADR]    165,895      3,881,943
    Petroleo Brasileiro SA
      NY Reg. [ADR]             4,650        114,390
                                        ------------
                                           5,772,083
                                        ------------

  CANADA -- 7.9%
    Bombardier, Inc. Cl-B     172,096      1,480,108
    Canadian National
      Railway Co.              16,290        772,117
    Canadian National
      Railway Co. NY Reg       18,560        888,096
    Celestica, Inc.*           28,595        792,082
    Corus Entertainment,
      Inc.*                    64,647      1,554,727
    Encana Corp.                7,705        242,322
    Fairmont Hotels &
      Resorts, Inc.            34,721        994,064
    Husky Energy, Inc.        161,482      1,646,012
    PanCanadian Energy
      Corp.                   135,263      4,248,284
    Rogers Communications,
      Inc. Cl-B*               56,850        690,669
    Shaw Communications,
      Inc. Cl-B               162,369      2,586,021
    Suncor Energy, Inc.        65,991      2,291,237
                                        ------------
                                          18,185,739
                                        ------------

  FINLAND -- 1.3%
    Nokia AB Oyj               53,188        860,754
    Nokia Corp. Cl-A [ADR]     25,809        419,654
    Tietenator Oyj             66,770      1,672,575
                                        ------------
                                           2,952,983
                                        ------------

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------

  FRANCE -- 9.0%
    Accor SA                   72,805   $  2,942,928
    Altran Technologies SA     13,356        698,013
    Autoroutes du Sud de
      la France* 144A          16,761        415,329
    AXA SA                     73,964      1,569,533
    Carrefour Supermarche
      SA                       22,658        989,178
    Groupe Danone SA            8,248      1,092,509
    Pechiney SA Cl-A           21,039      1,018,025
    Pinault-Printemps
      Redoute SA                5,473        621,377
    Sanofi-Synthelabo SA       22,616      1,447,902
    Schneider Electric SA      20,702        998,921
    Technip-Coflexip SA        16,021      2,260,688
    TotalFinaELF SA Cl-B       43,799      6,638,185
                                        ------------
                                          20,692,588
                                        ------------

  GERMANY -- 6.6%
    Bayerische Motoren
      Werke AG                 15,144        600,553
    Deutsche Boerse AG
      144A                     94,430      4,203,356
    Marschollek,
      Lautenschlaeger und
      Partner AG               23,713      1,397,409
    Muenchener
      Rueckversicherungs-
      Gesellschaft AG           7,078      1,753,954
    Porsche AG Pfd             10,540      4,706,002
    Schering AG                19,780      1,205,739
    Siemens AG                 21,410      1,302,399
                                        ------------
                                          15,169,412
                                        ------------

  HONG KONG -- 4.3%
    China Mobile Ltd.*      1,275,600      4,178,869
    Legend Holdings Ltd.    4,424,000      1,786,812
    Television Broadcasts
      Ltd.                    808,000      3,988,645
                                        ------------
                                           9,954,326
                                        ------------

  ISRAEL -- 1.2%
    Check Point Software
      Technologies Ltd.*       27,895        506,294
    Teva Pharmaceutical
      Industries Ltd.
      [ADR]                    41,470      2,322,735
                                        ------------
                                           2,829,029
                                        ------------

  ITALY -- 1.3%
    Banco Popolare di
      Verona                   44,618        554,413
    Bulgari SPA                59,831        465,261
    Ente Nazionale
      Idrocarburi SPA          47,557        730,631
    Saipem SPA                177,099      1,153,755
                                        ------------
                                           2,904,060
                                        ------------

  JAPAN -- 10.9%
    Hoya Corp.                 17,000      1,265,732
    Japan Tobacco, Inc.           441      2,675,536
    Kirin Brewery Co. Ltd.    320,000      2,424,921
    Nissan Motor Co. Ltd.     446,000      3,431,837
    NTT Docomo, Inc.
      Warrants*                 1,280      3,259,812

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    NTT Docomo, Inc.               41   $    103,777
    Rohm Co. Ltd.               7,100      1,058,917
    Sony Corp.                 64,300      3,455,372
    Takeda Chemical
      Industries Ltd.          81,000      3,545,326
    TonenGeneral Sekiyu
      K.K.                     48,000        362,243
    Toyota Motor Corp.         49,000      1,335,669
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                     94,000      2,591,588
                                        ------------
                                          25,510,730
                                        ------------

  KOREA -- 0.8%
    Korea Tobacco &
      Ginseng Co. 144A
      [GDR]                   112,130        784,910
    Samsung Electronics
      Co. Ltd.                  3,910      1,154,221
                                        ------------
                                           1,939,131
                                        ------------

  MEXICO -- 3.9%
    Grupo Televisa SA
      [ADR]*                  130,560      5,901,312
    Telefonos de Mexico SA
      Cl-L [ADR]               80,805      3,057,661
                                        ------------
                                           8,958,973
                                        ------------

  NETHERLANDS -- 7.6%
    Aegon NV                   62,507      1,436,243
    AKZO Nobel NV              34,196      1,470,090
    ASM Lithography
      Holding NV*              28,428        645,515
    ASM Lithography
      Holding NV NY Reg.*      12,232        273,141
    Elsevier NV               114,076      1,582,976
    Euronext NV                93,000      1,928,230
    Koninklijke Ahold NV      179,706      4,493,499
    Philips Electronics NV     30,479        941,183
    Unilever NV                19,299      1,243,369
    Vedior NV                  97,444      1,349,547
    Wolters Kluwer NV         106,309      2,155,320
                                        ------------
                                          17,519,113
                                        ------------

  NORWAY -- 0.7%
    Orkla ASA Cl-A             88,641      1,613,417
                                        ------------

  SINGAPORE -- 0.7%
    Datadraft Asia Ltd.       333,925        681,207
    Flextronics
      International Ltd.*      65,610        908,699
                                        ------------
                                           1,589,906
                                        ------------

  SPAIN -- 2.6%
    Banco Bilbao Vizcaya
      SA                      301,643      3,517,116
    Telefonica SA*            229,645      2,458,287
                                        ------------
                                           5,975,403
                                        ------------

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------

  SWEDEN -- 2.6%
    Assa Abloy AB Cl-B        236,724   $  3,064,095
    Securitas AB Cl-B         145,637      2,707,158
    SKF AB                      6,700        164,644
                                        ------------
                                           5,935,897
                                        ------------

  SWITZERLAND -- 5.4%
    Credit Suisse Group         9,149        326,123
    Julius Baer Holdings
      AG Cl-B                   8,428      2,715,505
    Serono SA Cl-B                961        735,530
    STMicroelectronics NV     127,912      3,976,395
    Swiss Reinsurance          26,001      2,623,997
    Syngenta AG                32,541      2,008,567
                                        ------------
                                          12,386,117
                                        ------------

  UNITED KINGDOM -- 15.5%
    Amvescap PLC               53,497        562,101
    ARM Holdings PLC*         160,052        515,469
    AstraZeneca Group PLC      45,690      2,140,678
    BBA Group PLC             432,395      1,969,155
    BOC Group PLC              87,574      1,327,266
    BP PLC                     69,954        596,882
    Capital Group PLC         342,767      1,906,897
    Chubb PLC               1,167,288      2,976,908
    Diageo PLC                261,008      3,465,146
    Dixons Group PLC          178,087        589,774
    GlaxoSmithKline PLC        70,922      1,715,688
    Kingfisher PLC             87,982        491,709
    Pearson PLC               191,988      2,311,018
    Reckitt Benckiser PLC     239,919      4,248,056
    Reed Elsevier PLC          76,241        746,633
    Safeway PLC               434,926      1,926,807
    Serco Group PLC           208,693        810,503
    Smith and Nephew PLC      135,008        768,298
    Smith Industries PLC      107,529      1,270,854
    Standard Chartered PLC    186,017      2,290,649
    Vodafone Group PLC        590,448        952,960
    Willis Group Holdings
      Ltd.*                    27,400        801,450
    WPP Group PLC             155,037      1,644,811
                                        ------------
                                          36,029,712
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $196,782,935)                    203,631,887
                                        ------------

U.S. STOCK -- 3.1%
  BUSINESS SERVICES -- 1.0%
    Accenture Ltd.*           103,980      2,229,331
                                        ------------

ASAF JANUS OVERSEAS GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
MACHINERY & EQUIPMENT -- 0.3%
    Mettler-Toledo
      International, Inc.*     16,560   $    636,732
                                        ------------

  OIL & GAS -- 1.4%
    Schlumberger Ltd.          60,285      3,300,603
                                        ------------

  TELECOMMUNICATIONS -- 0.4%
    Amdocs Ltd.*               43,650        948,515
                                        ------------
TOTAL U.S. STOCK
  (Cost $7,744,456)                        7,115,181
                                        ------------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 6.1%
  COMMERCIAL PAPER
    Citicorp                $   4,200      4,200,000
      1.83%, 05/01/02
    Prudential Funding LLC     10,000     10,000,000
                                        ------------
      1.84%, 05/01/02
  (Cost $14,200,000)                      14,200,000
                                        ------------

TOTAL INVESTMENTS -- 97.3%
  (Cost $218,727,391)                    224,947,068
OTHER ASSETS LESS LIABILITIES -- 2.7%      6,245,632
                                        ------------
NET ASSETS -- 100.0%                    $231,192,700
                                        ============

Foreign currency exchange contracts outstanding at April 30, 2002:

                                                                        UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE     CONTRACTS     APPRECIATION/
MONTH        TYPE        RECEIVE            FOR          AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------
05/02        Buy      CHF   3,050,000   $  1,844,263   $  1,879,550    $    35,287
06/02        Buy      CHF   1,900,000      1,141,042      1,170,824         29,782
10/02        Buy      CHF   1,800,000      1,105,343      1,111,204          5,861
05/02        Buy      EUR 107,025,000     93,907,183     96,211,669      2,304,486
06/02        Buy      EUR   3,900,000      3,374,712      3,498,062        123,350
10/02        Buy       EUR    800,000        712,654        714,065          1,411
05/02        Buy      GBP   6,075,000      8,592,109      8,833,532        241,423
10/02        Buy      GBP   1,700,000      2,443,769      2,447,784          4,015
05/02        Buy    JPY 1,830,000,000     14,051,159     14,242,650        191,491
06/02        Buy     JPY  345,000,000      2,666,351      2,689,676         23,325
10/02        Buy     JPY   35,000,000        274,998        274,989             (9)
07/02        Buy    KOR 1,070,000,000        798,599        826,953         28,354
                                        ------------   ------------    -----------
                                        $130,912,182   $133,900,958    $ 2,988,776
                                        ============   ============    ===========

                                                                        UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE     CONTRACTS     APPRECIATION/
MONTH        TYPE        DELIVER            FOR          AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------
06/02        Sell     CAD   4,500,000   $  2,830,505   $  2,862,569    $   (32,064)
05/02        Sell     CHF   6,350,000      3,878,926      3,913,700        (34,774)
06/02        Sell     CHF   3,100,000      1,855,542      1,910,297        (54,755)
10/02        Sell     CHF   3,800,000      2,309,903      2,345,962        (36,059)
05/02        Sell     EUR 124,525,000    109,827,131    111,953,205     (2,126,074)
06/02        Sell     EUR  13,550,000     11,918,536     12,153,329       (234,793)
10/02        Sell     EUR   5,800,000      5,132,127      5,177,993        (45,866)
05/02        Sell     GBP  13,800,000     19,825,918     20,074,986       (249,068)
10/02        Sell     GBP   3,875,000      5,543,839      5,579,534        (35,695)
07/02        Sell     HKD  63,500,000      8,130,797      8,132,466         (1,669)
05/02        Sell   JPY 2,270,000,000     18,104,740     17,667,732        437,008
06/02        Sell    JPY  840,000,000      6,674,796      6,548,595        126,201
10/02        Sell   JPY 1,230,000,000      9,558,610      9,664,013       (105,403)
07/02        Sell   KOR 2,000,000,000      1,490,980      1,545,707        (54,727)
07/02        Sell     MXP   9,100,000        971,405        959,995         11,410
                                        ------------   ------------    -----------
                                        $208,053,755   $210,490,083    ($2,436,328)
                                        ============   ============    ===========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2002. Percentages are based on net assets.

INDUSTRY
-------
Advertising                                   0.7%
Aerospace                                     0.6%
Automobile Manufacturers                      4.4%
Beverages                                     4.3%
Broadcasting                                  5.4%
Business Services                             3.1%
Chemicals                                     2.1%
Computer Services & Software                  2.1%
Construction                                  1.3%
Consumer Products & Services                  0.3%
Electronic Components & Equipment             3.4%
Entertainment & Leisure                       0.7%
Farming & Agriculture                         1.5%
Financial- Bank & Trust                       4.1%
Financial Services                            3.5%
Food                                          4.9%
Furniture                                     1.5%
Hotels & Motels                               1.7%
Insurance                                     3.5%
Internet Services                             0.2%
Machinery & Equipment                         3.0%
Medical Supplies & Equipment                  0.5%
Metals & Mining                               2.1%
Oil & Gas                                     9.5%
Pharmaceuticals                               6.8%
Printing & Publishing                         2.9%
Retail & Merchandising                        2.8%
Semiconductors                                3.3%
Telecommunications                            7.2%
Transportation                                0.7%
                                             -----
TOTAL                                        88.1%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.
 36

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MARSICO CAPITAL GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 88.9%
  ADVERTISING -- 1.0%
    Omnicom Group, Inc.@     87,950    $  7,672,758
                                       ------------

  AEROSPACE -- 8.3%
    General Dynamics
      Corp.                 234,854      22,801,975
    Lockheed Martin Corp.   625,278      39,329,986
                                       ------------
                                         62,131,961
                                       ------------

  AIRLINES -- 4.0%
    Ryanair Holdings PLC
      [ADR]*@               268,933       8,336,923
    SkyWest, Inc.@          202,698       4,651,919
    Southwest Airlines
      Co.                   951,554      17,327,798
                                       ------------
                                         30,316,640
                                       ------------

  AUTOMOBILE MANUFACTURERS -- 4.6%
    General Motors Corp.@   538,060      34,516,549
                                       ------------

  BEVERAGES -- 4.1%
    Anheuser-Busch
      Companies, Inc.       145,395       7,705,935
    PepsiCo, Inc.           449,436      23,325,728
                                       ------------
                                         31,031,663
                                       ------------

  CONSTRUCTION -- 3.2%
    D.R. Horton, Inc.@      281,835       7,271,343
    Lennar Corp.@           166,268       9,234,525
    MDC Holdings, Inc.      146,240       7,385,120
                                       ------------
                                         23,890,988
                                       ------------

  CONSUMER PRODUCTS & SERVICES -- 4.7%
    3M Co.                   59,456       7,479,565
    Johnson & Johnson Co.   432,868      27,642,950
                                       ------------
                                         35,122,515
                                       ------------

  ENTERTAINMENT & LEISURE -- 0.7%
    Mandalay Resort
      Group*@                46,726       1,675,594
    MGM MIRAGE*@             91,996       3,693,640
                                       ------------
                                          5,369,234
                                       ------------

  FINANCIAL SERVICES -- 16.2%
    Capital One Financial
      Corp.                 300,094      17,972,630
    Citigroup, Inc.         518,710      22,460,143
    Fannie Mae              284,852      22,483,368
    Lehman Brothers
      Holdings, Inc.        338,163      19,951,617
    USA Education, Inc.     392,550      37,625,918
                                       ------------
                                        120,493,676
                                       ------------

  FOOD -- 4.6%
    Kraft Foods, Inc.
      Cl-A                  475,958      19,533,316
    Unilever NV NY Reg.     227,198      14,699,711
                                       ------------
                                         34,233,027
                                       ------------

  HEALTHCARE SERVICES -- 13.0%
    Quest Diagnostics,
      Inc.*@                141,786      13,034,387
    Tenet Healthcare
      Corp.*                572,507      42,004,839
    United Health Group,
      Inc.                  481,627      42,291,666
                                       ------------
                                         97,330,892
                                       ------------

  HOTELS & MOTELS -- 1.9%
    Four Seasons Hotels,
      Inc.@                 289,409      14,455,980
                                       ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 2.3%
    Baxter International,
      Inc.                  219,260      12,475,894
    Becton Dickinson &
      Co.                   136,954       5,090,580
                                       ------------
                                         17,566,474
                                       ------------

  PHARMACEUTICALS -- 2.3%
    Wyeth                   305,718      17,425,926
                                       ------------

  RETAIL & MERCHANDISING -- 15.8%
    Bed Bath & Beyond,
      Inc.*                 223,454       8,305,785
    Home Depot, Inc.        642,127      29,775,429
    Lowe's Companies,
      Inc.                  437,042      18,482,506
    Tiffany & Co.@          798,252      31,730,518
    Wal-Mart Stores, Inc.   526,627      29,417,384
                                       ------------
                                        117,711,622
                                       ------------


                             SHARES           VALUE
---------------------------------------------------
---------------------------------------------------

  TELECOMMUNICATIONS -- 0.8%
    L-3 Communications
      Holdings, Inc.*@       48,812    $  6,237,197
                                       ------------

  TRANSPORTATION -- 1.4%
    FedEx Corp.*            202,376      10,456,768
                                       ------------

TOTAL COMMON STOCK
  (Cost $559,451,566)                   665,963,870
                                       ------------

FOREIGN STOCK -- 5.3%
  AUTOMOBILE MANUFACTURERS -- 4.7%
    Bayerische Motoren
      Werke AG -- (DEM)     638,420      25,317,280
    Porsche AG -- (DEM)      22,824      10,190,685
                                       ------------
                                         35,507,965
                                       ------------
  BEVERAGES -- 0.6%
    Heineken NV -- (NLG)     94,308       4,248,912
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $33,929,626)                     39,756,877
                                       ------------

ASAF MARSICO CAPITAL GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.7%
  REGULATED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund              43,905    $     43,905
    Temporary Investment
      Fund                   43,905          43,905
                                       ------------
                                             87,810
                                       ------------

                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.7%
    Federal Home Loan Bank
      1.74%, 05/01/02       $43,000      43,000,000
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $43,087,810)                     43,087,810
                                       ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $636,469,002)                   748,808,557
OTHER ASSETS LESS
  LIABILITIES -- 0.1%                       900,059
                                       ------------
NET ASSETS -- 100.0%                   $749,708,616
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
COMMON STOCK -- 94.5%
  BEVERAGES -- 1.6%
    Pepsi Bottling Group,
      Inc.                    123,900   $  3,548,496
                                        ------------

  BROADCASTING -- 4.0%
    Radio One, Inc. Cl-D*      59,000      1,262,600
    Univision
      Communications,
      Inc. Cl-A*@              84,200      3,364,632
    Westwood One, Inc.*       126,900      4,568,400
                                        ------------
                                           9,195,632
                                        ------------

  BUILDING MATERIALS -- 0.6%
    American Standard
      Companies, Inc.*         19,500      1,456,650
                                        ------------

  BUSINESS SERVICES -- 0.6%
    Networks Associates,
      Inc.*@                   83,200      1,476,800
                                        ------------

  CABLE TELEVISION -- 0.1%
    Charter
      Communications,
      Inc. Cl-A*               21,500        176,085
                                        ------------

  CAPITAL GOODS -- 1.2%
    SPX Corp.*@                20,100      2,706,465
                                        ------------

  CLOTHING & APPAREL -- 3.8%
    Abercrombie & Fitch
      Co. Cl-A*@               95,700      2,871,000
    Coach, Inc.*               22,600      1,265,600
    Ross Stores, Inc.          30,700      1,246,727
    Talbots, Inc.@             96,800      3,329,920
                                        ------------
                                           8,713,247
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 10.7%
    Adobe Systems, Inc.        81,000      3,236,760
    Affiliated Computer
      Services, Inc.
      Cl-A*@                   55,900      3,022,513
    Cadence Design
      Systems, Inc.*@         112,600      2,306,048
    Electronic Arts,
      Inc.*@                   40,400      2,385,620
    Intuit, Inc.*              81,100      3,177,498
    Mercury Interactive
      Corp.*@                  56,700      2,113,209
    Network Appliance,
      Inc.*@                   97,200      1,696,140
    SunGard Data Systems,
      Inc.*@                  165,400      4,922,304
    Symantec Corp.*@           40,200      1,423,482
                                        ------------
                                          24,283,574
                                        ------------


                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
  CONSUMER PRODUCTS & SERVICES -- 2.4%
    Mohawk Industries,
      Inc.*                    28,600   $  1,839,838
    USA Interactive*@         121,000      3,619,110
                                        ------------
                                           5,458,948
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.5%
    Broadcom Corp. Cl-A*@      84,300      2,908,350
    Emulex Corp.*@             96,300      2,791,737
                                        ------------
                                           5,700,087
                                        ------------

  FINANCIAL -- BANK & TRUST -- 0.8%
    National Commerce
      Financial Corp.          66,400      1,858,536
                                        ------------

  FINANCIAL SERVICES -- 6.3%
    Affiliated Managers
      Group, Inc.*@            33,000      2,098,800
    Concord EFS, Inc.*        103,200      3,263,586
    E*TRADE Group, Inc.*@     252,400      1,903,096
    Investment Technology
      Group, Inc.*@            39,400      1,812,400
    Legg Mason, Inc.           40,200      2,019,648
    Lehman Brothers
      Holdings, Inc.           13,400        790,600
    SEI Investments Co.        54,500      1,836,105
    Waddell & Reed
      Financial, Inc.
      Cl-A                     22,200        571,650
                                        ------------
                                          14,295,885
                                        ------------

  FOOD -- 0.6%
    Krispy Kreme
      Doughnuts, Inc.*         38,300      1,462,294
                                        ------------

  HEALTHCARE SERVICES -- 6.1%
    Anthem, Inc.*               8,100        552,420
    Caremark Rx, Inc.*@        51,800      1,113,700
    Community Health
      Systems, Inc.*           35,300      1,024,406
    Laboratory Corp. of
      America Holdings*@       48,900      4,850,880
    Quest Diagnostics,
      Inc.*@                   68,500      6,297,205
                                        ------------
                                          13,838,611
                                        ------------

  INSURANCE -- 0.8%
    XL Capital Ltd. Cl-A       20,300      1,915,305
                                        ------------

  INTERNET SERVICES -- 3.5%
    Hotels.com Cl-A*           35,700      2,246,244
    KPMG Consulting,
      Inc.*@                  159,900      2,798,250
    Sabre Holdings
      Corp.*@                  62,800      2,920,200
                                        ------------
                                           7,964,694
                                        ------------


ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
MACHINERY & EQUIPMENT -- 4.4%
    Cooper Cameron
      Corp.*@                  66,900   $  3,668,796
    Danaher Corp.@             31,400      2,247,612
    Weatherford
      International,
      Inc.*@                   84,125      4,195,314
                                        ------------
                                          10,111,722
                                        ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 5.8%
    AmerisourceBergen
      Corp.@                   21,600      1,674,000
    Cytyc Corp.*@              84,300      1,324,353
    Genzyme Corp.*             77,050      3,154,427
    Guidant Corp.*             94,000      3,534,400
    InterMune, Inc.*@          25,500        682,125
    Zimmer Holdings,
      Inc.*                    83,100      2,884,401
                                        ------------
                                          13,253,706
                                        ------------

  OIL & GAS -- 4.2%
    EOG Resources, Inc.@       55,800      2,374,290
    Talisman Energy, Inc.     107,300      4,590,294
    XTO Energy, Inc.          123,050      2,510,220
                                        ------------
                                           9,474,804
                                        ------------

  PERSONAL SERVICES -- 1.6%
    Apollo Group, Inc.
      Cl-A*                    93,450      3,582,873
                                        ------------

  PHARMACEUTICALS -- 12.2%
    Cephalon, Inc.*@           54,900      3,219,336
    Express Scripts,
      Inc.*@                   90,200      5,701,542
    Forest Laboratories,
      Inc.*                    31,000      2,391,340
    Gilead Sciences,
      Inc.*@                  103,200      3,211,584
    IDEC Pharmaceuticals
      Corp.*@                  96,500      5,302,675
    King Pharmaceuticals,
      Inc.*                   126,200      3,955,108
    Millennium
      Pharmaceuticals,
      Inc.*@                  123,000      2,455,080
    OSI Pharmaceuticals,
      Inc.*                    20,400        652,188
    Pharmaceutical
      Product
      Development, Inc.*@      31,900        803,242
                                        ------------
                                          27,692,095
                                        ------------

  RETAIL & MERCHANDISING -- 8.1%
    Bed Bath & Beyond,
      Inc.*                    88,900      3,304,413
    Best Buy Co., Inc.*@       77,800      5,784,430
    BJ's Wholesale Club,
      Inc.*                    37,400      1,669,162
    CDW Computer Centers,
      Inc.*                    37,800      2,071,440
    Circuit City Stores,
      Inc. -- Carmax
      Group*@                  57,600      1,699,200
    Tiffany & Co.              53,600      2,130,600
    TJX Companies, Inc.@       40,300      1,756,274
                                        ------------
                                          18,415,519
                                        ------------

  SEMICONDUCTORS -- 9.3%
    Integrated Device
      Technology, Inc.*       160,500      4,500,420
    Intersil Corp. Cl-A*@     214,500      5,759,325
    KLA-Tencor Corp.*@         52,000      3,066,440
    Linear Technology
      Corp.                    45,700      1,775,902
    Microchip Technology,
      Inc.*                    80,500      3,582,250
    Xilinx, Inc.*@             67,000      2,529,920
                                        ------------
                                          21,214,257
                                        ------------

  TELECOMMUNICATIONS -- 3.3%
    Harris Corp.@              68,800      2,491,248
    L-3 Communications
      Holdings, Inc.*@         31,500      4,025,070
    Scientific-Atlanta,
      Inc.                     44,600        892,000
                                        ------------
                                           7,408,318
                                        ------------


                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
TOTAL COMMON STOCK
  (Cost $192,720,623)                   $215,204,603
                                        ------------

SHORT-TERM INVESTMENTS -- 4.5%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             5,106,688      5,106,688
    Temporary Investment
      Fund                  5,106,687      5,106,687
                                        ------------
  (Cost $10,213,375)                      10,213,375
                                        ------------

TOTAL INVESTMENTS -- 99.0%
  (Cost $202,933,998)                    225,417,978
OTHER ASSETS LESS LIABILITIES -- 1.0%      2,371,564
                                        ------------
NET ASSETS -- 100.0%                    $227,789,542
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

-----------------------------------------------------
                               SHARES           VALUE
-----------------------------------------------------
COMMON STOCK -- 93.4%
  AUTOMOTIVE PARTS -- 3.4%
    AutoNation, Inc.*         365,800    $  5,852,800
    Lear Corp.*                51,700       2,657,897
                                         ------------
                                            8,510,697
                                         ------------
  BROADCASTING -- 0.7%
    Belo Corp. Cl-A            73,700       1,721,632
                                         ------------
  BUILDING MATERIALS -- 3.2%
    American Standard
      Companies, Inc.*@        53,100       3,966,570
    The Sherwin-Williams
      Co.                      41,100       1,263,003
    Vulcan Materials Co.       61,100       2,811,822
                                         ------------
                                            8,041,395
                                         ------------
  BUSINESS SERVICES --3.0%
    Manpower, Inc.@           101,900       4,101,475
    Viad Corp.                114,700       3,496,056
                                         ------------
                                            7,597,531
                                         ------------
  CABLE TELEVISION -- 0.8%
    Cablevision Systems
      New York Group
      Cl-A*@                   81,600       1,917,600
                                         ------------
  CHEMICALS -- 1.3%
    Air Products &
      Chemicals, Inc.          66,100       3,176,105
                                         ------------
  CLOTHING & APPAREL -- 3.0%
    Liz Claiborne, Inc.       129,700       4,058,313
    Payless ShoeSource,
      Inc.*                    57,500       3,366,050
                                         ------------
                                            7,424,363
                                         ------------
  COMPUTER SERVICES & SOFTWARE -- 5.6%
    Cadence Design
      Systems, Inc.*@         142,800       2,924,544
    Computer Associates
      International, Inc.@    243,200       4,523,520
    GTECH Holdings Corp.*      76,800       4,601,088
    Sybase, Inc.*             142,900       2,009,174
                                         ------------
                                           14,058,326
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 0.8%
    USA Interactive*@          64,400       1,926,204
                                         ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.0%
    Parker-Hannifin Corp.@     46,600       2,327,670
    Vishay
      Intertechnology,
      Inc.*@                  121,400       2,669,586
                                         ------------
                                            4,997,256
                                         ------------
  ENTERTAINMENT & LEISURE -- 1.3%
    Brunswick Corp.@          111,300       3,137,547
                                         ------------
  FINANCIAL -- BANK & TRUST -- 8.7%
    City National Corp.        67,300       3,718,325
    Comerica, Inc.             46,500       2,922,525
    Cullen/Frost Bankers,
      Inc.                     19,100         720,834

                               SHARES           VALUE
-----------------------------------------------------
-----------------------------------------------------
    Golden State Bancorp,
      Inc.@                    94,100    $  3,104,359
    GreenPoint Financial
      Corp.                    50,400       2,492,280
    North Fork
      Bancorporation,
      Inc.@                    65,200       2,518,024
    Southtrust Corp.          105,000       2,801,400
    TCF Financial Corp.        59,300       3,086,565
                                         ------------
                                           21,364,312
                                         ------------
  FINANCIAL
    SERVICES -- 7.4%
    AMBAC Financial Group,
      Inc.                     59,850       3,762,171
    Block, (H&R), Inc.         58,400       2,343,008
    Federated Investors,
      Inc.                     75,400       2,417,324
    IndyMac Bancorp, Inc.*    136,500       3,446,625
    Lehman Brothers
      Holdings, Inc.@          63,100       3,722,900
    MBIA, Inc.                 51,500       2,777,395
                                         ------------
                                           18,469,423
                                         ------------
  FOOD -- 2.5%
    Archer-Daniels Midland
      Co.                     211,075       2,800,965
    Dean Foods Co.*@           90,200       3,339,204
                                         ------------
                                            6,140,169
                                         ------------
  HEALTHCARE SERVICES -- 7.3%
    Anthem, Inc.*              72,700       4,958,140
    DaVita, Inc.*@            188,100       4,875,552
    Lincare Holdings,
      Inc.*@                  177,300       5,581,404
    Omnicare, Inc.            107,300       2,869,202
                                         ------------
                                           18,284,298
                                         ------------
  INSURANCE -- 13.0%
    AON Corp.                 102,400       3,658,752
    Chubb Corp.                54,200       4,157,140
    CIGNA Corp.                44,900       4,894,100
    John Hancock Financial
      Services, Inc.           59,300       2,288,980
    Loews Corp.                93,600       5,611,319
    Radian Group, Inc.@        87,600       4,546,440
    The Principal
      Financial Group,
      Inc.*                   130,600       3,630,680
    XL Capital Ltd. Cl-A@      35,400       3,339,990
                                         ------------
                                           32,127,401
                                         ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Bard, (C.R.), Inc.         29,700       1,631,718
    Beckman Coulter, Inc.@     24,100       1,151,257
                                         ------------
                                            2,782,975
                                         ------------
  OFFICE EQUIPMENT -- 1.3%
    Pitney Bowes, Inc.         79,500       3,346,950
                                         ------------
  OIL & GAS -- 6.5%
    Apache Corp.               52,460       3,059,992
    Noble Drilling Corp.*@     54,700       2,371,245
    Ocean Energy, Inc.        136,700       2,925,380
    Sunoco, Inc.               90,500       3,111,390

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

-----------------------------------------------------
                               SHARES           VALUE
-----------------------------------------------------
    Talisman Energy, Inc.      56,000    $  2,395,680
    XTO Energy, Inc.          120,350       2,455,140
                                         ------------
                                           16,318,827
                                         ------------
  PHARMACEUTICALS -- 0.8%
    ICN Pharmaceuticals,
      Inc.@                    73,700       2,038,542
                                         ------------
  PRINTING & PUBLISHING -- 3.3%
    Knight-Ridder, Inc.        23,500       1,574,500
    Readers Digest
      Associates, Inc.        106,600       2,537,080
    Valassis
      Communications,
      Inc.*                   112,700       4,213,853
                                         ------------
                                            8,325,433
                                         ------------
  RAILROADS -- 2.5%
    Canadian National
      Railway Co.@             63,200       3,024,120
    CSX Corp.@                 91,400       3,305,938
                                         ------------
                                            6,330,058
                                         ------------
  REAL ESTATE -- 3.7%
    Archstone-Smith Trust
      [REIT]@                 132,100       3,561,416
    Avalonbay Communities,
      Inc. [REIT]              72,100       3,437,007
    Vornado Realty Trust
      [REIT]                   50,000       2,205,000
                                         ------------
                                            9,203,423
                                         ------------
  RESTAURANTS -- 1.5%
    Brinker International,
      Inc.*                   106,500       3,667,860
                                         ------------
  RETAIL & MERCHANDISING -- 2.7%
    Foot Locker, Inc.*        260,500       4,102,875
    May Department Stores
      Co.                      76,600       2,656,488
                                         ------------
                                            6,759,363
                                         ------------
  TELECOMMUNICATIONS -- 2.4%
    Amdocs Ltd.*@              92,300       2,005,679
    Harris Corp.@             111,500       4,037,415
                                         ------------
                                            6,043,094
                                         ------------

                               SHARES           VALUE
-----------------------------------------------------
-----------------------------------------------------
  TRANSPORTATION -- 1.2%
    Teekay Shipping Corp.@     82,100    $  3,027,848
                                         ------------
  UTILITIES -- 2.4%
    Equitable Resources,
      Inc.                     87,400       3,142,030
    Exelon Corp.               53,462       2,902,987
                                         ------------
                                            6,045,017
                                         ------------
TOTAL COMMON STOCK
  (Cost $207,818,416)                     232,783,649
                                         ------------
SHORT-TERM INVESTMENTS -- 9.1%
  REGULATED INVESTMENT COMPANIES -- 5.1%
    Temporary Investment
      Fund                  12,708,603     12,708,603
                                         ------------
                                  PAR
                                (000)
                            ---------
U.S. TREASURY OBLIGATIONS -- 4.0%
    U.S. Treasury Bills
      1.60%, 05/02/02 #@    $  10,000       9,999,556
                                         ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $22,708,159)                       22,708,159
                                         ------------
TOTAL INVESTMENTS --102.5%
  (Cost $230,526,575)                     255,491,808
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.5%)                         (6,208,982)
                                         ------------
NET ASSETS -- 100.0%                     $249,282,826
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF STRONG INTERNATIONAL EQUITY FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 84.9%
  AUSTRALIA -- 2.3%
    BHP Billiton Ltd.        124,400    $   721,388
    Foster's Group Ltd.      212,600        539,944
                                        -----------
                                          1,261,332
                                        -----------

  BELGIUM -- 2.6%
    Fortis                    34,200        785,208
    Interbrew SA              21,900        651,796
                                        -----------
                                          1,437,004
                                        -----------

  BRAZIL -- 0.3%
    Companhia Vale do Rio
      Doce [ADR]*              6,300        171,927
                                        -----------

  CANADA -- 2.6%
    PanCanadian Energy
      Corp.                   27,232        855,293
    Transcanada Pipelines
      Ltd.                    38,000        551,718
                                        -----------
                                          1,407,011
                                        -----------

  FRANCE -- 9.3%
    Accor SA                  19,200        776,104
    Groupe Danone SA           6,500        860,974
    Suez Lyonnaise des Eaux
      SA                      27,100        807,049
    Thales SA                 22,000        840,519
    TotalFinaELF SA Cl-B       7,700      1,167,013
    Vivendi Universal SA      20,300        647,345
                                        -----------
                                          5,099,004
                                        -----------

  GERMANY -- 6.3%
    Adidas-Salomon AG         11,800        799,575
    Allianz AG                 2,300        541,846
    E.On AG                   20,000      1,041,818
    Muenchener
      Rueckversicherungs-
      Gesellschaft AG          3,300        817,752
    Schering AG                4,500        274,309
                                        -----------
                                          3,475,300
                                        -----------

  HONG KONG -- 3.1%
    China Mobile Ltd.*       146,800        480,917
    HSBC Holdings PLC*        26,000        309,201
    Hutchison Whampoa Ltd.   103,500        909,042
                                        -----------
                                          1,699,160
                                        -----------

  IRELAND -- 1.2%
    Ryanair Holdings PLC
      [ADR]*                  22,000        682,000
                                        -----------


                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  ITALY -- 3.6%
    Ente Nazionale
      Idrocarburi SPA         57,550    $   884,156
    Parmalat Finanziaria
      SPA                    155,000        544,698
    San Paolo-IMI SPA         50,400        561,771
                                        -----------
                                          1,990,625
                                        -----------

  JAPAN -- 15.7%
    Asahi Breweries           64,000        589,657
    Canon, Inc.               22,000        842,991
    East Japan Railway Co.
      Ltd.                       120        507,476
    Fuji Photo Film Co.
      Ltd.                    19,000        603,738
    Hitachi Ltd.              88,000        651,775
    Mitsubishi Heavy
      Industries Ltd.        203,000        643,465
    Nintendo Co. Ltd.          4,000        560,747
    NTT Docomo, Inc.*
                                 164        417,663
                                  41        103,777
    Secom Co. Ltd.            12,000        590,654
    Seven-Eleven Japan Co.
      Ltd.                    17,000        636,838
    Shimachu Co. Ltd.         30,000        462,617
    Tokyo Gas Co. Ltd        200,000        478,193
    Toppan Printing Co.
      Ltd.                    56,000        566,542
    Toyota Motor Corp.        36,200        986,761
                                        -----------
                                          8,642,894
                                        -----------

  KOREA -- 1.1%
    KT Corp. [ADR]            25,600        579,840
                                        -----------

  MEXICO -- 3.2%
    America Movil Cl-L
      [ADR]                   19,050        355,283
    Telefonos de Mexico SA   401,550        756,390
    Wal-Mart de Mexico SA
      de CV Cl-C             233,900        656,148
                                        -----------
                                          1,767,821
                                        -----------

  NETHERLANDS -- 4.7%
    Koninklijke (Royal)
      Philips Electronics
      NV NY Reg.              15,100        468,251
    Koninklijke Ahold NV      29,500        737,640
    Philips Electronics NV     4,700        145,135
    Royal Dutch Petroleum
      Co. NY Reg.             14,000        731,640
    Wolters Kluwer NV         23,700        480,496
                                        -----------
                                          2,563,162
                                        -----------

  SINGAPORE -- 1.3%
    DBS Group Holdings Ltd.   90,000        695,479
                                        -----------

  SPAIN -- 2.1%
    Banco Santander Central
      Hispano SA              78,000        722,515
    Telefonica SA*            40,991        438,798
                                        -----------
                                          1,161,313
                                        -----------

  SWEDEN -- 2.1%
    Autoliv, Inc.             37,000        822,804
    Ericsson, (L.M.)
      Telephone Co. [ADR]    125,000        311,250
                                        -----------
                                          1,134,054
                                        -----------


ASAF STRONG INTERNATIONAL EQUITY FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SWITZERLAND -- 6.8%
    Julius Baer Holdings AG
      Cl-B                     2,100    $   676,621
    Nestle SA                  3,600        851,053
    Novartis AG [ADR]         14,800        621,156
    STMicroelectronics NV     14,700        456,978
    Swiss Reinsurance         10,900      1,100,018
                                        -----------
                                          3,705,826
                                        -----------

  TAIWAN -- 1.2%
    ASE Test Ltd. [ADR]*      46,500        633,795
    Far Eastern Textile
      Ltd. [GDR]144A             607          2,999
                                        -----------
                                            636,794
                                        -----------

  UNITED KINGDOM -- 15.4%
    Amvescap PLC              37,300        391,916
    Anglo American PLC        30,000        473,040
    Boots Co. PLC            122,000      1,263,203
    BP PLC                    67,000        571,677
    British Aerospace PLC    106,000        539,114
    Compass Group PLC        119,500        743,610
    Diageo PLC                89,000      1,181,565
    GlaxoSmithKline PLC
      [ADR]                   17,600        845,680
    Lloyds TSB Group PLC      57,000        655,392
    Royal Bank of Scotland
      Group PLC               46,900      1,345,078
    Vodafone Group PLC       252,800        408,009
                                        -----------
                                          8,418,284
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $45,583,203)                     46,528,830
                                        -----------
TOTAL INVESTMENTS -- 84.9%
  (Cost $45,583,203)                     46,528,830
OTHER ASSETS LESS
  LIABILITIES -- 15.1%                    8,277,877
                                        -----------
NET ASSETS -- 100.0%                    $54,806,707
                                        ===========


The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2002. Percentages are based on net assets.

                 INDUSTRY
                 --------
Aerospace                                     2.5%
Airlines                                      1.2%
Automobile Manufacturers                      1.8%
Automotive Parts                              1.5%
Beverages                                     5.4%
Business Services                             2.2%
Clothing & Apparel                            1.5%
Conglomerates                                 1.7%
Consumer Products & Services                  1.1%
Electronic Components & Equipment             5.3%
Entertainment & Leisure                       1.0%
Environmental Services                        1.5%
Financial-Bank & Trust                       10.5%
Financial Services                            0.7%
Food                                          6.8%
Hotels & Motels                               1.4%
Insurance                                     4.5%
Machinery & Equipment                         1.2%
Metals & Mining                               2.5%
Office Equipment                              1.5%
Oil & Gas                                     9.6%
Pharmaceuticals                               3.2%
Printing & Publishing                         0.9%
Retail & Merchandising                        5.5%
Semiconductors                                2.0%
Telecommunications                            7.0%
Transportation                                0.9%
                                             -----
TOTAL                                        84.9%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 98.0%
  ADVERTISING -- 0.4%
    Omnicom Group, Inc.@       6,200    $    540,888
                                        ------------
  AEROSPACE -- 1.7%
    Boeing Co.@               14,100         628,860
    General Dynamics
      Corp.                    3,000         291,270
    Lockheed Martin Corp.     13,300         836,570
    Northrop Grumman
      Corp.@                   2,000         241,320
    Raytheon Co.              10,700         452,610
    Rockwell Collins,
      Inc.                     2,500          59,550
                                        ------------
                                           2,510,180
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 0.9%
    General Motors Corp.@     20,600       1,321,490
                                        ------------
  AUTOMOTIVE PARTS -- 1.2%
    Dana Corp.                 5,000         101,300
    Eaton Corp.@               7,000         592,270
    Genuine Parts Co.          3,586         123,753
    TRW, Inc.                 18,000         990,540
                                        ------------
                                           1,807,863
                                        ------------
  BEVERAGES -- 2.1%
    Anheuser-Busch
      Companies, Inc.         12,300         651,900
    Coca-Cola Co.             20,700       1,149,057
    Coca-Cola
      Enterprises, Inc.       21,000         412,020
    PepsiCo, Inc.             15,600         809,640
                                        ------------
                                           3,022,617
                                        ------------
  BUILDING MATERIALS -- 0.4%
    The Sherwin-Williams
      Co.                     17,300         531,629
                                        ------------
  BUSINESS SERVICES -- 0.8%
    First Data Corp.          14,300       1,136,707
                                        ------------
  CABLE TELEVISION -- 0.2%
    Comcast Corp. Cl-A*       13,000         347,750
                                        ------------
  CHEMICALS -- 1.7%
    Air Products &
      Chemicals, Inc.          7,500         360,375
    Ashland, Inc.@             6,000         244,980
    Dow Chemical Co.          25,800         820,440
    DuPont, (E.I.) de
      Nemours & Co.           14,100         627,450
    FMC Corp.*                 8,900         344,430
    Praxair, Inc.              2,200         125,620
                                        ------------
                                           2,523,295
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
  CLOTHING & APPAREL -- 0.3%
    Liz Claiborne, Inc.        5,000    $    156,450
    V.F. Corp.                 5,812         254,391
                                        ------------
                                             410,841
                                        ------------
  COMPUTER HARDWARE -- 3.7%
    Compaq Computer Corp.     80,000         812,000
    Dell Computer Corp.*      58,600       1,543,524
    Hewlett-Packard Co.@      46,200         790,020
    International
      Business Machines
      Corp.@                  26,400       2,211,264
                                        ------------
                                           5,356,808
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 6.0%
    AutoDesk, Inc.            11,600         213,324
    Automatic Data
      Processing, Inc.         6,200         315,208
    Cisco Systems, Inc.*      77,400       1,133,910
    Electronic Data
      Systems Corp.@           9,400         510,044
    Fiserv, Inc.*             14,000         622,440
    Microsoft Corp.*@         89,600       4,682,496
    Oracle Corp.*             53,000         532,120
    Siebel Systems,
      Inc.*@                   3,800          91,922
    Unisys Corp.*             47,000         634,500
    Veritas Software
      Corp.*                   1,800          51,012
                                        ------------
                                           8,786,976
                                        ------------
  CONGLOMERATES -- 2.3%
    Honeywell
      International, Inc.     13,700         502,516
    ITT Industries, Inc.       2,800         195,608
    Philip Morris Co.,
      Inc.                    47,200       2,569,096
    United Technologies
      Corp.                    2,400         168,408
                                        ------------
                                           3,435,628
                                        ------------
  CONSTRUCTION -- 0.4%
    Centex Corp.@              6,600         371,580
    Pulte Corp.                4,400         234,080
                                        ------------
                                             605,660
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 6.4%
    3M Co.                     3,000         377,400
    Avon Products, Inc.@      16,500         921,525
    Bausch & Lomb, Inc.@       8,500         305,745
    Cendant Corp.*@           11,500         206,885
    Eastman Kodak Co.@         9,100         293,111
    Fortune Brands, Inc.      11,000         574,860
    Gillette Co.              17,400         617,352
    Johnson & Johnson
      Co.@                    46,475       2,967,894
    Newell Rubbermaid,
      Inc.                    14,500         455,300
    Procter & Gamble Co.      19,000       1,714,940
    Tupperware Corp.*          9,900         227,304
    Whirlpool Corp.           10,100         756,995
                                        ------------
                                           9,419,311
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.3%
    Emerson Electric Co.       7,700         411,103
    General Electric Co.     136,200       4,297,110
    Rockwell Automation,
      Inc.                     2,500          53,675
                                        ------------
                                           4,761,888
                                        ------------

ASAF SANFORD BERNSTEIN MANAGED INDEX 500

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
ENTERTAINMENT & LEISURE -- 2.0%
    AOL Time Warner,
      Inc.*                   77,300    $  1,470,246
    Carnival Corp.             8,000         266,480
    Disney, (Walt) Co.@       30,800         713,944
    Viacom, Inc. Cl-B*        11,100         522,810
                                        ------------
                                           2,973,480
                                        ------------
  ENVIRONMENTAL SERVICES -- 0.1%
    Waste Management,
      Inc.                     7,600         200,184
                                        ------------
  FINANCIAL -- BANK & TRUST -- 7.3%
    AmSouth
      Bancorporation          21,000         476,910
    Bank of America Corp.     32,900       2,384,592
    Bank One Corp.            22,600         923,662
    Charter One
      Financial, Inc.          9,135         323,196
    FleetBoston Financial
      Corp.                   18,600         656,580
    Huntington
      Bancshares, Inc.         5,000         101,450
    J.P. Morgan Chase &
      Co.                     22,570         792,207
    KeyCorp                   25,000         702,750
    National City Corp.       24,200         755,040
    U.S. Bancorp              44,306       1,050,052
    Wachovia Corp.            37,300       1,418,892
    Wells Fargo & Co.@        20,700       1,058,805
                                        ------------
                                          10,644,136
                                        ------------
  FINANCIAL SERVICES -- 8.6%
    American Express Co.      19,200         787,392
    Capital One Financial
      Corp.@                  14,000         838,460
    Citigroup, Inc.           91,633       3,967,708
    Concord EFS, Inc.*@       13,500         439,965
    Countrywide Credit
      Industries, Inc.         2,000          93,420
    Deluxe Corp.               2,500         109,700
    Fannie Mae                19,800       1,562,813
    Freddie Mac               14,700         960,645
    Golden West Financial
      Corp.                    6,800         465,052
    Household
      International,
      Inc.@                   11,700         681,993
    Lehman Brothers
      Holdings, Inc.           6,800         401,200
    MBIA, Inc.                 1,350          72,806
    MBNA Corp.                 9,300         329,685
    Morgan Stanley Dean
      Witter & Co.@            5,800         276,776
    Union Planters Corp.       2,400         120,264
    Washington Mutual,
      Inc.@                   36,950       1,394,124
                                        ------------
                                          12,502,003
                                        ------------
  FOOD -- 3.4%
    Albertson's, Inc.@         7,000         234,780
    Archer-Daniels
      Midland Co.             33,138         439,741
    ConAgra Foods, Inc.       22,769         557,841
    Heinz, (H.J.) Co.         12,700         533,273
    Kellogg Co.               13,500         484,920
    Kroger Co.*               34,900         794,673
    Sara Lee Corp.            33,100         701,058
    SUPERVALU, Inc.            7,400         222,000
    Unilever NV NY Reg.       15,000         970,500
                                        ------------
                                           4,938,786
                                        ------------
  HEALTHCARE SERVICES -- 3.1%
    Cardinal Health,
      Inc.@                   12,300         851,775
    HCA, Inc.@                 8,500         406,215
    Health Management
      Associates, Inc.
      Cl-A*                   36,000         768,240
    HealthSouth Corp.*        35,000         528,500

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
    Humana, Inc.*             13,300    $    217,455
    Tenet Healthcare
      Corp.*@                  4,000         293,480
    UnitedHealth Group,
      Inc.                    13,000       1,141,530
    Wellpoint Health
      Networks, Inc.*          4,400         330,352
                                        ------------
                                           4,537,547
                                        ------------
  HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp.       22,100         361,556
                                        ------------
  INDUSTRIAL PRODUCTS -- 0.2%
    Ingersoll-Rand Co.*        5,000         249,750
                                        ------------
  INSURANCE -- 3.9%
    Allstate Corp.             5,200         206,648
    American
      International
      Group, Inc.             31,994       2,211,425
    AON Corp.                  8,600         307,278
    Chubb Corp.                5,900         452,530
    CIGNA Corp.                7,300         795,700
    MetLife, Inc.@            15,700         535,998
    St. Paul Companies,
      Inc.@                    6,971         347,226
    Torchmark Corp.            9,500         388,455
    XL Capital Ltd. Cl-
      A@                       5,000         471,750
                                        ------------
                                           5,717,010
                                        ------------
  MACHINERY & EQUIPMENT -- 0.9%
    Black & Decker Corp.      12,000         584,160
    Caterpillar, Inc.         11,500         628,130
    Cummins Engine Co.,
      Inc.@                    2,400         102,120
                                        ------------
                                           1,314,410
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.5%
    Abbott Laboratories       20,000       1,079,000
    Amgen, Inc.*@             13,100         692,728
    Baxter International,
      Inc.                     3,500         199,150
    Becton Dickinson &
      Co.                      2,000          74,340
    Guidant Corp.*            18,500         695,600
    Medtronic, Inc.           20,900         934,021
                                        ------------
                                           3,674,839
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
METALS & MINING -- 0.7%
    Alcan, Inc.@              11,600    $    424,908
    United States Steel
      Corp.                   35,000         631,400
                                        ------------
                                           1,056,308
                                        ------------
  OFFICE EQUIPMENT -- 0.6%
    Office Depot, Inc.*       20,900         400,026
    Pitney Bowes, Inc.        10,000         421,000
                                        ------------
                                             821,026
                                        ------------
  OIL & GAS -- 5.4%
    ChevronTexaco Corp.       13,847       1,200,673
    Conoco, Inc.              19,500         546,975
    Exxon Mobil Corp.         81,700       3,281,890
    Marathon Oil Corp.        19,900         578,294
    Occidental Petroleum
      Corp.                   11,183         321,511
    Phillips Petroleum
      Co.                      6,500         388,765
    Royal Dutch Petroleum
      Co. NY Reg.             24,200       1,264,692
    Sunoco, Inc.               8,100         278,478
                                        ------------
                                           7,861,278
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.8%
    Georgia-Pacific Corp.     16,000         463,680
    Louisiana-Pacific
      Corp.                   49,000         573,300
    MeadWestvaco Corp.         3,783         111,069
                                        ------------
                                           1,148,049
                                        ------------
  PHARMACEUTICALS -- 7.0%
    Bristol-Meyers Squibb
      Co.                     21,400         616,320
    Lilly, (Eli) & Co.        13,300         878,465
    Merck & Co., Inc.         32,600       1,771,484
    Pfizer, Inc.             112,400       4,085,740
    Pharmacia Corp.@          13,900         573,097
    Schering-Plough Corp.     27,100         739,830
    Wyeth                     26,700       1,521,900
                                        ------------
                                          10,186,836
                                        ------------
  PRINTING & PUBLISHING -- 0.9%
    Donnelley, (R.R.) &
      Sons Co.                27,300         872,508
    Gannett Co., Inc.          6,200         454,460
                                        ------------
                                           1,326,968
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
  RAILROADS -- 0.7%
    Burlington Northern
      Santa Fe Corp.          11,000    $    302,390
    Norfolk Southern
      Corp.@                  31,900         683,617
    Union Pacific Corp.@       1,200          68,160
                                        ------------
                                           1,054,167
                                        ------------
  REAL ESTATE -- 0.4%
    Equity Office
      Properties Trust
      [REIT]                  18,000         515,340
    Equity Residential
      Properties Trust
      [REIT]                   5,000         141,000
                                        ------------
                                             656,340
                                        ------------
  RESTAURANTS -- 0.4%
    McDonald's Corp.          14,200         403,280
    Tricon Global
      Restaurants, Inc.*       2,200         138,732
                                        ------------
                                             542,012
                                        ------------
  RETAIL & MERCHANDISING -- 5.1%
    Federated Department
      Stores, Inc.*            5,225         207,589
    Home Depot, Inc.          42,900       1,989,273
    Kohl's Corp.*@            12,000         884,400
    May Department Stores
      Co.                     13,874         481,150
    Nordstrom, Inc.            6,200         145,452
    Sears, Roebuck & Co.      18,500         975,875
    Wal-Mart Stores, Inc.     42,600       2,379,637
    Walgreen Co.               8,500         321,045
                                        ------------
                                           7,384,421
                                        ------------
  SEMICONDUCTORS -- 4.4%
    Advanced Micro
      Devices, Inc.*@         24,000         268,320
    Applied Materials,
      Inc.*                   30,000         729,600
    Intel Corp.              119,100       3,407,451
    LSI Logic Corp.*          25,000         321,250
    Maxim Integrated
      Products, Inc.*         18,100         901,380
    Micron Technology,
      Inc.*                    8,000         189,600
    Seagate Technology,
      Inc. Rights*             3,400               0
    Texas Instruments,
      Inc.@                   19,000         587,670
                                        ------------
                                           6,405,271
                                        ------------
  TELECOMMUNICATIONS -- 4.1%
    Alltel Corp.               1,100          54,450
    AT&T Corp.                64,400         844,928
    AT&T Wireless
      Services, Inc.*@        17,184         153,797
    BellSouth Corp.           22,000         667,700
    Corning, Inc.              3,896          26,064
    Motorola, Inc.@           11,000         169,400
    Qwest Communications
      International, Inc.     28,592         143,818
    SBC Communications,
      Inc.                    42,900       1,332,474
    Sprint Corp. (FON
      Group)@                 39,000         618,150
    Sprint Corp. (PCS
      Group)*@                 7,500          84,075

ASAF SANFORD BERNSTEIN MANAGED INDEX 500

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    Verizon
      Communications,
      Inc.                    44,372    $  1,779,761
    WorldCom, Inc.*           74,600         184,933
                                        ------------
                                           6,059,550
                                        ------------
  TRANSPORTATION -- 0.3%
    PACCAR, Inc.               3,000         214,410
    Ryder Systems, Inc.        7,000         198,520
                                        ------------
                                             412,930
                                        ------------
  UTILITIES -- 3.2%
    Allegheny Energy,
      Inc.                    12,000         503,040
    Ameren Corp.@              7,700         321,552
    American Electric
      Power Co., Inc.         19,300         883,939
    Cinergy Corp.@             8,139         289,179
    CMS Energy Corp.@         21,500         416,240
    Consolidated Edison,
      Inc.@                   12,600         549,234
    Duke Energy Corp.          5,000         191,650
    Edison International
      Co.*                     5,500          99,825
    Entergy Corp.@             9,000         417,600
    FirstEnergy Corp.@         6,500         216,450
    PPL Corp.                  9,000         342,990
    Xcel Energy, Inc.@        20,420         519,281
                                        ------------
                                           4,750,980
                                        ------------

  TOTAL COMMON STOCK
  (Cost $151,459,494)                    143,299,368
                                        ------------


                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund            1,109,979    $  1,109,979
    Temporary Investment
      Fund                 1,109,979       1,109,979
                                        ------------
  (Cost $2,219,958)                        2,219,958
                                        ------------
TOTAL INVESTMENTS --99.5%
  (Cost $153,679,452)                    145,519,326
OTHER ASSETS LESS
  LIABILITIES -- 0.5%                        703,890
                                        ------------
NET ASSETS -- 100.0%                    $146,223,216
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MFS GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 92.3%
  AEROSPACE -- 0.8%
    General Dynamics Corp.       660    $    64,079
    Lockheed Martin Corp.        800         50,320
    Northrop Grumman Corp.@    2,410        290,791
                                        -----------
                                            405,190
                                        -----------

  BEVERAGES -- 2.3%
    Anheuser-Busch
      Companies, Inc.          8,140        431,420
    Coca-Cola Co.              1,480         82,155
    PepsiCo, Inc.@            11,884        616,779
                                        -----------
                                          1,130,354
                                        -----------

  BROADCASTING -- 1.0%
    Clear Channel
      Communications,
      Inc.*@                   9,300        436,635
    Fox Entertainment
      Group, Inc. Cl-A*          900         21,240
    Liberty Media Corp. Cl-A*  2,300         24,610
                                        -----------
                                            482,485
                                        -----------

  BUSINESS SERVICES -- 1.5%
    Avery Dennison Corp.       1,300         83,265
    First Data Corp.           8,150        647,844
                                        -----------
                                            731,109
                                        -----------

  CABLE TELEVISION -- 0.1%
    Comcast Corp. Cl-A*        1,600         42,800
                                        -----------

  CHEMICALS -- 1.3%
    Air Products &
      Chemicals, Inc.          3,700        177,785
    DuPont, (E.I.) de
      Nemours & Co.            1,160         51,620
    Praxair, Inc.              6,440        367,724
    Rohm & Haas Co.              750         27,833
                                        -----------
                                            624,962
                                        -----------

  CLOTHING & APPAREL -- 0.3%
    Nike, Inc. Cl-B@           2,300        122,659
                                        -----------

  COMPUTER HARDWARE -- 2.8%
    Compaq Computer Corp.      6,010         61,002
    Dell Computer Corp.*@      8,780        231,265
    EMC Corp.*                 7,780         71,109
    Hewlett-Packard Co.@       4,000         68,400
    International Business
      Machines Corp.@         11,040        924,710
                                        -----------
                                          1,356,486
                                        -----------

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------

  COMPUTER SERVICES & SOFTWARE -- 6.3%
    Adobe Systems, Inc.@       2,920    $   116,683
    Automatic Data
      Processing, Inc.         5,180        263,351
    Cisco Systems, Inc.*      51,830        759,310
    Microsoft Corp.*          21,170      1,106,344
    Oracle Corp.*             37,710        378,608
    PeopleSoft, Inc.*          6,300        145,971
    Rational Software
      Corp.*@                  2,400         34,968
    Siebel Systems, Inc.*@     1,300         31,447
    Sun Microsystems, Inc.*    4,350         35,583
    Veritas Software Corp.*    7,120        201,781
                                        -----------
                                          3,074,046
                                        -----------

  CONGLOMERATES -- 2.3%
    ITT Industries, Inc.         800         55,888
    Philip Morris Co., Inc.   17,430        948,714
    Tyco International
      Ltd.@                    7,790        143,726
                                        -----------
                                          1,148,328
                                        -----------

  CONSUMER PRODUCTS -- SERVICES -- 4.7%
    3M Co.                     4,220        530,876
    Cendant Corp.*@            1,700         30,583
    Colgate-Palmolive Co.@     1,200         63,612
    Estee Lauder Companies,
      Inc. Cl-A@               3,000        108,450
    Gillette Co.@             10,350        367,218
    Johnson & Johnson Co.      9,860        629,660
    Procter & Gamble Co.       6,350        573,151
                                        -----------
                                          2,303,550
                                        -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.8%
    Agilent Technologies, Inc.*1,100         33,055
    Applied Biosystems
      Group-Applera Corp.      1,240         21,229
    General Electric Co.      34,510      1,088,790
    Molex, Inc.                  800         26,896
    STMicroelectronics NV@     6,700        206,293
                                        -----------
                                          1,376,263
                                        -----------

  ENTERTAINMENT & LEISURE -- 3.2%
    AOL Time Warner, Inc.*    10,610        201,802
    Disney, (Walt) Co.@        7,100        164,578
    Harley-Davidson, Inc.      1,100         58,289
    Viacom, Inc. Cl-B*        24,153      1,137,607
                                        -----------
                                          1,562,276
                                        -----------

  ENVIRONMENTAL SERVICES -- 0.2%
    Waste Management, Inc.     4,000        105,360
                                        -----------

  FINANCIAL -- BANK & TRUST -- 5.8%
    Bank of America Corp.@    10,680        774,086
    Bank of New York Co.,
      Inc.                     2,500         91,475
    Comerica, Inc.             3,960        248,886
    FleetBoston Financial
      Corp.@                   9,600        338,880
    J.P. Morgan Chase & Co.    1,100         38,610
    Mellon Financial Corp.     8,350        315,296
    State Street Corp.@        5,060        258,617
    SunTrust Banks, Inc.         900         61,182
    U.S. Bancorp               5,230        123,951
    Wachovia Corp.             1,600         60,864
    Wells Fargo & Co.          9,820        502,293
                                        -----------
                                          2,814,140
                                        -----------

ASAF MFS GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FINANCIAL SERVICES -- 8.6%
    American Express Co.       5,330    $   218,583
    Capital One Financial
      Corp.@                   4,190        250,939
    Citigroup, Inc.           25,670      1,111,511
    Concord EFS, Inc.*@        3,040         99,074
    Fannie Mae                 6,810        537,513
    Freddie Mac               18,050      1,179,568
    Goldman Sachs Group,
      Inc.@                    4,180        329,175
    Merrill Lynch & Co.,
      Inc.@                    7,850        329,229
    Morgan Stanley Dean
      Witter & Co.@            3,320        158,430
                                        -----------
                                          4,214,022
                                        -----------

  FOOD -- 2.2%
    General Mills, Inc.        2,900        127,745
    Kellogg Co.                  700         25,144
    Kraft Foods, Inc. Cl-A       600         24,624
    Kroger Co.*               12,090        275,289
    Safeway, Inc.*@            9,810        411,529
    Sysco Corp.                3,060         88,771
    Unilever NV NY Reg.        1,700        109,990
                                        -----------
                                          1,063,092
                                        -----------

  HEALTHCARE SERVICES -- 1.8%
    Cardinal Health, Inc.@     2,590        179,358
    HCA, Inc.@                 8,990        429,631
    HealthSouth Corp.*         2,100         31,710
    IMS Health, Inc.           2,810         57,914
    UnitedHealth Group,
      Inc.                     1,950        171,230
                                        -----------
                                            869,843
                                        -----------

  INDUSTRIAL PRODUCTS -- 0.2%
    Ingersoll-Rand Co.*        2,200        109,890
                                        -----------

  INSURANCE -- 6.6%
    AFLAC, Inc.                2,610         78,039
    Allstate Corp.             2,000         79,480
    American International
      Group, Inc.             10,715        740,621
    Chubb Corp.                4,300        329,810
    CIGNA Corp.                1,970        214,730
    Lincoln National Corp.     2,000         95,800
    Marsh & McLennan
      Companies, Inc.            940         95,015
    MetLife, Inc.@             8,880        303,163
    St. Paul Companies,
      Inc.                     9,890        492,621
    The Hartford Financial
      Services Group, Inc.     6,330        438,669
    Travelers Property
      Casualty Corp.*@         7,300        135,707
    UnumProvident Corp.        3,230         91,215
    XL Capital Ltd. Cl-A@      1,520        143,412
                                        -----------
                                          3,238,282
                                        -----------

  INTERNET SERVICES -- 0.0%
    VeriSign, Inc.*            1,340         12,395
                                        -----------

  MACHINERY & EQUIPMENT -- 1.7%
    Baker Hughes, Inc.@        5,980        225,327
    Caterpillar, Inc.          1,900        103,778
    Danaher Corp.@             1,900        136,002
    Deere & Co.                3,840        171,878
    Illinois Tool Works,
      Inc.                     2,700        194,670
                                        -----------
                                            831,655
                                        -----------

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Abbott Laboratories        8,910    $   480,695
    Baxter International,
      Inc.                     1,000         56,900
    Genzyme Corp.*             3,000        122,820
    Guidant Corp.*             2,140         80,464
    Medtronic, Inc.            4,200        187,698
                                        -----------
                                            928,577
                                        -----------

  METALS & MINING -- 0.8%
    Alcoa, Inc.               12,170        414,145
                                        -----------

  OFFICE EQUIPMENT -- 0.2%
    Lexmark International,
      Inc.*@   1,370                         81,899
                                        -----------

  OIL & GAS -- 6.0%
    Anadarko Petroleum
      Corp.                    4,190        225,506
    Apache Corp.                 913         53,255
    BP PLC [ADR]               8,155        414,274
    ChevronTexaco Corp.        1,460        126,597
    Devon Energy Corp.@        1,090         53,748
    El Paso Corp.@             7,039        281,560
    Exxon Mobil Corp.         30,066      1,207,750
    GlobalSantaFe Corp.        5,300        185,977
    Schlumberger Ltd.          3,700        202,575
    TotalFinaElf SA [ADR]@     1,680        127,193
    Unocal Corp.@              1,030         38,306
                                        -----------
                                          2,916,741
                                        -----------

  PAPER & FOREST PRODUCTS -- 1.0%
    International Paper
      Co.@                     7,910        327,711
    Jefferson Smurfit Group
      [ADR]@                     900         21,537
    Kimberly-Clark Corp.       2,450        159,544
                                        -----------
                                            508,792
                                        -----------

  PHARMACEUTICALS -- 7.6%
    Allergan, Inc.@            3,140        206,957
    Bristol-Meyers Squibb
      Co.                      2,900         83,520
    Lilly, (Eli) & Co.        10,610        700,791
    Pfizer, Inc.              43,097      1,566,576
    Pharmacia Corp.@           2,900        119,567
    Wyeth                     18,550      1,057,350
                                        -----------
                                          3,734,761
                                        -----------

  PRINTING & PUBLISHING -- 2.1%
    Gannett Co., Inc.          6,140        450,062
    McGraw-Hill Co., Inc.      2,010        128,620
    New York Times Co.         8,070        375,739
    Tribune Co.@               1,600         70,672
                                        -----------
                                          1,025,093
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
RAILROADS -- 0.9%
    Canadian National
      Railway Co.@             6,257    $   299,397
    Union Pacific Corp.        2,600        147,680
                                        -----------
                                            447,077
                                        -----------

  RETAIL & MERCHANDISING -- 6.3%
    BJ's Wholesale Club,
      Inc.*                    1,100         49,093
    Costco Wholesale
      Corp.*@                  4,600        184,920
    Family Dollar Stores,
      Inc.@                    3,900        134,940
    Home Depot, Inc.           3,220        149,311
    Lowe's Companies, Inc.     5,970        252,471
    Sears, Roebuck & Co.      10,910        575,503
    Target Corp.              11,230        490,190
    Wal-Mart Stores, Inc.     20,390      1,138,985
    Walgreen Co.               2,900        109,533
                                        -----------
                                          3,084,946
                                        -----------

  SEMICONDUCTORS -- 2.9%
    Analog Devices, Inc.*     11,110        410,625
    Intel Corp.                6,840        195,692
    Linear Technology Corp.    3,260        126,684
    LSI Logic Corp.*           1,100         14,135
    Maxim Integrated
      Products, Inc.*          1,800         89,640
    Novellus Systems,
      Inc.*@                   4,300        203,820
    Texas Instruments,
      Inc.@                   12,290        380,130
                                        -----------
                                          1,420,726
                                        -----------
  TELECOMMUNICATIONS -- 3.9%
    Alltel Corp.               1,030         50,985
    Amdocs Ltd.*@              2,480         53,890
    AT&T Corp.                 3,640         47,757
    AT&T Wireless Services,
      Inc.*@                       1              9
    BellSouth Corp.           14,090        427,632
    EchoStar Communications
      Corp. Cl-A*              1,110         30,192
    Motorola, Inc.@           13,270        204,358
    Nokia Corp. Cl-A [ADR]@    9,260        150,568
    QUALCOMM, Inc.*            1,160         34,986
    SBC Communications,
      Inc.                    11,190        347,561
    Sprint Corp. (PCS
      Group)*@                 3,300         36,993
    Verizon Communications,
      Inc.                    12,450        499,369
                                        -----------
                                          1,884,300
                                        -----------
  TRANSPORTATION -- 0.7%
    FedEx Corp.*               2,050        105,924
    United Parcel Service,
      Inc. Cl-B@               4,210        252,768
                                        -----------
                                            358,692
                                        -----------

  UTILITIES -- 1.5%
    Calpine Corp.*               780          8,580
    Dominion Resources,
      Inc.@                    2,800        185,976
    Duke Energy Corp.          4,390        168,269

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
    Exelon Corp.               4,678    $   254,015
    NiSource, Inc.@            3,990         88,179
    PG&E Corp.*                1,500         35,250
                                        -----------
                                            740,269
                                        -----------

TOTAL COMMON STOCK
  (Cost $44,378,881)                     45,165,205
                                        -----------

FOREIGN STOCK -- 2.1%
  BEVERAGES -- 0.5%
    Diageo PLC -- (GBP)       18,306        243,031
                                        -----------

  CHEMICALS -- 0.7%
    AKZO Nobel NV -- (NLG)     2,670        114,784
    Syngenta AG -- (CHF)       3,447        212,763
                                        -----------
                                            327,547
                                        -----------

  OIL & GAS -- 0.3%
    TotalFinaElf
      SA -- (FRF)                850        128,826
                                        -----------

  PAPER & FOREST PRODUCTS -- 0.0%
    Jefferson Smurfit Group
      PLC -- (IEP)             9,100         22,014
                                        -----------

  PHARMACEUTICALS -- 0.4%
    Aventis SA -- (FRF)        2,000        142,099
    Sanofi-Synthelabo SA -- (FRF)930         59,540
                                        -----------
                                            201,639
                                        -----------

  PRINTING & PUBLISHING -- 0.1%
    News Corp. Ltd. -- (AUD)   9,400         61,374
                                        -----------

  UTILITIES -- 0.1%
    Pancanadian Energy
      Corp. -- (CAD)           1,700         53,393
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $905,168)                         1,037,824
                                        -----------

PREFERRED STOCK -- 0.1%
  AUTOMOBILE MANUFACTURERS -- 0.1%
    General Motors Corp.
      Cl-B 5.25%[CVT]          1,300         37,375
                                        -----------

  UTILITIES -- 0.0%
    TXU Corp. 3.25% [CVT]        510         14,408
                                        -----------
TOTAL PREFERRED STOCK
  (Cost $42,641)                             51,783
                                        -----------

SHORT-TERM INVESTMENTS -- 6.5%
  REGULATED INVESTMENT COMPANIES -- 0.2%
    Temporary Investment
      Cash Fund               37,167         37,167
    Temporary Investment
      Fund                    37,166         37,166
                                        -----------
                                             74,333
                                        -----------

ASAF MFS GROWTH WITH INCOME FUND

--------------------------------------------------------
                                    PAR
                                   (000)           VALUE
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%
    Federal National Mortgage Assoc.
      1.79%, 05/01/02            $   3,106  $  3,106,000
                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,180,333)                            3,180,333
                                            ------------
TOTAL INVESTMENTS -- 101.0%
  (Cost $48,507,023)                          49,435,145
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.0%)                        (495,639)
                                            ------------
NET ASSETS -- 100.0%                        $ 48,939,506
                                            ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM SMALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 88.8%
  AEROSPACE -- 0.6%
    Alliant Techsystems,
      Inc.*                    3,500    $   376,950
                                        -----------

  AIRLINES -- 0.5%
    Atlantic Coast Airlines
      Holdings, Inc.*         14,100        308,085
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 1.0%
    Monaco Coach Corp.*       10,500        301,560
    Polaris Industries, Inc.   4,400        331,320
                                        -----------
                                            632,880
                                        -----------

  AUTOMOTIVE PARTS -- 0.1%
    Copart, Inc.*              2,800         43,092
                                        -----------

  BUILDING MATERIALS -- 1.6%
    American Woodmark Corp.    4,500        303,750
    Florida Rock Industries,
      Inc.                     9,100        363,818
    Walter Industries, Inc.   20,600        278,100
                                        -----------
                                            945,668
                                        -----------

  BUSINESS SERVICES -- 3.8%
    Advanced Marketing
      Services, Inc.           2,000         48,500
    Clark Bardes, Inc.*        8,600        202,960
    Corporate Executive
      Board Co.*               1,700         64,600
    FTI Consulting, Inc.*     10,950        392,229
    J. D. Edwards & Co.*@     36,800        408,480
    John H. Harland Co.       10,300        310,030
    Per-Se Technologies,
      Inc.*                    2,900         36,424
    Perot Systems Corp.*      19,900        354,220
    Right Management
      Consultants, Inc.*      17,800        475,260
                                        -----------
                                          2,292,703
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  CHEMICALS -- 1.3%
    Ferro Corp.@               9,100    $   257,712
    Georgia Gulf Corp.        13,400        295,202
    TETRA Technologies,
      Inc.*                    7,300        209,072
                                        -----------
                                            761,986
                                        -----------

  COMPUTER HARDWARE -- 0.8%
    Black Box Corp.*@            700         32,753
    Western Digital Corp.*    71,000        439,490
                                        -----------
                                            472,243
                                        -----------

  COMPUTER SERVICES & SOFTWARE -- 9.3%
    Activision, Inc.*@           400         12,592
    Ansys, Inc.*              14,500        369,750
    Ascential Software
      Corp.*                  12,700         43,688
    Avocent Corp.*            15,200        380,000
    Brooks Automation, Inc.*   6,300        224,595
    Dendrite International,
      Inc.*                   12,000        159,000
    Eclipsys Corp.*           19,000        304,209
    Fair, Isaac & Co., Inc.@   3,500        195,090
    FileNET Corp.*             2,200         37,950
    Global Payments, Inc.     14,100        541,722
    GTECH Holdings Corp.*@    10,500        629,054
    Inktomi Corp.*            20,500         47,560
    Kronos, Inc.*              9,500        386,175
    Legato Systems, Inc.*     24,400        168,360
    Micros Systems, Inc.*      5,400        151,200
    MSC.Software Corp.*       15,700        192,639
    Netegrity, Inc.*           5,200         39,780
    NETIQ Corp.*              18,300        410,469
    Numerical Technologies,
      Inc.*                   21,500        280,360
    Red Hat, Inc.*            37,800        173,502
    Roxio, Inc.*              20,000        425,000
    THQ, Inc.*@                1,650         57,849
    Transaction Systems
      Architects, Inc.*       16,300        189,080
    webMethods, Inc.*          5,400         80,352
    Websense, Inc.*            5,900        157,589
                                        -----------
                                          5,657,565
                                        -----------

  CONSTRUCTION -- 0.8%
    NVR, Inc.*@                1,300        480,675
                                        -----------

  CONSUMER PRODUCTS & SERVICES -- 3.9%
    Action Performance
      Companies, Inc.*         7,400        348,170
    Coinstar, Inc.*            5,900        190,157
    Concord Camera Corp.*      5,500         42,350
    Dial Corp.                 3,100         65,038
    Keane, Inc.*               1,000         15,640
    Lancaster Colony Corp.     4,100        157,850
    NBTY, Inc.*               21,500        369,370
    Rayovac Corp.*             4,000         63,640
    Regis Corp.                7,900        237,474
    Rent-A-Center, Inc.*@      6,000        361,800
    The Scotts Co.*            4,800        229,008
    WD-40 Co.                 11,100        303,474
                                        -----------
                                          2,383,971
                                        -----------

  CONTAINERS & PACKAGING -- 0.3%
    Aptargroup, Inc.           1,300         48,295
    Mobile Mini, Inc.*         3,600        118,692
                                        -----------
                                            166,987
                                        -----------

ASAF DEAM SMALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    Aeroflex, Inc.*              100    $     1,398
    Ametek, Inc.               1,900         73,587
    Benchmark Electronics,
      Inc.*@                  10,400        316,160
    DSP Group, Inc.*          14,800        314,056
    Electro Scientific
      Industries, Inc.*          400         12,024
    Engineered Support
      Systems, Inc.            4,600        227,240
    FEI Co.*                   3,000         79,290
    FLIR Systems, Inc.*       10,000        398,770
    Identix, Inc.*            36,900        278,595
    Integrated Circuit
      Systems, Inc.*@         19,200        382,080
    Photon Dynamics, Inc.*     1,600         77,504
    The Titan Corp.*@          3,000         68,580
    The Woodward Governor
      Co.                      3,000        206,490
                                        -----------
                                          2,435,774
                                        -----------

  ENTERTAINMENT & LEISURE -- 3.3%
    Alliance Gaming Corp.*    20,400        303,552
    Argosy Gaming Co.*@        7,200        259,200
    Direct Focus, Inc.*@       9,700        433,590
    Hollywood Entertainment
      Corp.*                  29,700        613,008
    Penn National Gaming,
      Inc.*@                   9,600        369,024
                                        -----------
                                          1,978,374
                                        -----------

  ENVIRONMENTAL SERVICES -- 0.6%
    CUNO, Inc.*                6,100        214,964
    TRC Companies, Inc.*       5,700        129,960
                                        -----------
                                            344,924
                                        -----------

  FINANCIAL -- BANK & TRUST -- 3.6%
    Cathay Bancorp, Inc.         700         59,773
    Doral Financial Corp.     13,700        478,678
    Efunds Corp.*              3,600         57,240
    Greater Bay Bancorp@       7,900        264,571
    Hudson United Bancorp      4,400        139,656
    Independent Bank Corp.     4,000        124,880
    New York Community
      Bancorp, Inc.           14,300        424,138
    Texas Regional
      Bancshares, Inc. Cl-A    6,600        330,000
    TrustCo Bank Corp. NY
      Reg.                     7,200         93,168
    United Bankshares, Inc.    6,600        211,200
                                        -----------
                                          2,183,304
                                        -----------

  FINANCIAL SERVICES -- 2.0%
    Affiliated Managers
      Group, Inc.*             4,700        298,920
    IndyMac Bancorp, Inc.*     7,200        181,800
    InterCept Group, Inc.*    11,400        346,332
    WFS Financial, Inc.*      12,200        380,030
                                        -----------
                                          1,207,082
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  FOOD -- 0.2%
    The J.M. Smucker Co.       3,900    $   135,330
                                        -----------

  HEALTHCARE SERVICES -- 6.1%
    Accredo Health, Inc.*      6,700        433,691
    American Healthways,
      Inc.*                    5,300        142,835
    Ameripath, Inc.*           8,000        216,000
    Apria Healthcare Group,
      Inc.*                   15,800        410,642
    Avi Biopharma, Inc.*      55,700        401,040
    Bio-Rad Laboratories,
      Inc.*                    7,400        357,420
    Cooper Companies, Inc.     4,500        238,500
    LifePoint Hospitals,
      Inc.*                    1,900         79,800
    MedQuist, Inc.*            8,500        245,480
    Mid Atlantic Medical
      Services, Inc.*@        13,500        491,805
    Renal Care Group, Inc.*   16,500        585,750
    Stericycle, Inc.*          1,800        121,554
                                        -----------
                                          3,724,517
                                        -----------

  INDUSTRIAL PRODUCTS -- 1.8%
    Donaldson Co., Inc.        8,600        371,090
    MSC Industrial Direct
      Co., Inc.*                 600         12,750
    Roper Industries, Inc.     9,000        413,910
    RPM, Inc.                 19,000        322,050
                                        -----------
                                          1,119,800
                                        -----------

  INSURANCE -- 0.2%
    Brown & Brown, Inc.        3,300        109,560
                                        -----------

  INTERNET SERVICES -- 3.8%
    Akamai Technologies,
      Inc.*                   23,800         54,502
    Alloy, Inc.*              21,200        268,180
    Digital Insight Corp.*     5,400        102,654
    F5 Networks, Inc.*         4,200         54,684
    FreeMarkets, Inc.*@        8,200        145,632
    Liberate Technologies,
      Inc.*                    6,500         33,085
    Macromedia, Inc.*         12,500        279,875
    Oak Technology, Inc.*     27,600        392,748
    Overture Services, Inc.*   6,600        225,654
    Priceline.com*            24,900        125,720
    S1 Corp.*                  4,900         43,953
    Secure Computing Corp.*    8,300        104,331
    Stellent, Inc.*            4,600         24,242
    WebEx Communications,
      Inc.*                   26,500        456,595
                                        -----------
                                          2,311,855
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
MACHINERY & EQUIPMENT -- 2.0%
    AGCO Corp.                13,000    $   295,360
    Federal Signal Corp.       2,600         59,800
    Flowserve Corp.*@            200          6,900
    Graco, Inc.                6,200        277,512
    Kulicke & Soffa
      Industries, Inc.*        2,300         41,722
    Lincoln Electric
      Holdings, Inc.           9,300        264,120
    The Manitowoc Co., Inc.@   6,500        284,050
                                        -----------
                                          1,229,464
                                        -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 7.9%
    Advanced Neuromodulation
      Systems, Inc.*           1,700         52,649
    American Medical Systems
      Holdings, Inc.*@         1,100         25,278
    AmSurg Corp.*              2,900         84,100
    Charles River
      Laboratories
      International, Inc.*    15,800        473,210
    Diagnostic Products
      Corp.@                   6,100        292,678
    DIANON Systems, Inc.*      4,300        282,080
    Fisher Scientific
      International, Inc.*       400         11,392
    IDEXX Laboratories,
      Inc.*                   13,000        370,240
    IGEN International,
      Inc.*@                   6,400        264,704
    Immunomedics, Inc.        16,600        218,456
    Inamed Corp.*             12,000        441,960
    Integra LifeSciences
      Holdings Corp.*         15,300        298,350
    InterMune, Inc.*@         10,700        286,225
    Invacare Corp.             1,500         56,730
    Mentor Corp.               9,900        396,495
    Possis Medical, Inc.*     17,000        266,390
    SangStat Medical Corp.*@  16,600        386,780
    Serologicals Corp.*       10,000        205,100
    STERIS Corp.*             17,300        383,195
                                        -----------
                                          4,796,012
                                        -----------

  OFFICE EQUIPMENT -- 0.4%
    IDEX Corp.@                6,400        230,144
                                        -----------

  OIL & GAS -- 4.7%
    Frontier Oil Corp.        17,700        371,700
    Houston Exploration Co.*   9,800        303,702
    Kinder Morgan Management
      LLC*                         0             17
    Patina Oil & Gas Corp.    12,300        445,260
    Remington Oil & Gas
      Corp.*                  20,600        419,210
    Spinnaker Exploration
      Co.*                    10,100        432,785
    Stone Energy Corp.*       11,600        491,840
    Tom Brown, Inc.*             400         11,600
    Westport Resources
      Corp.*                  19,400        401,968
                                        -----------
                                          2,878,082
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  PERSONAL SERVICES -- 1.4%
    Career Education Corp.*    3,100    $   139,345
    Education Management
      Corp.*                   7,700        332,024
    ITT Educational
      Services, Inc.*          7,200        364,680
                                        -----------
                                            836,049
                                        -----------

  PHARMACEUTICALS -- 5.3%
    aaiPharma, Inc.*          10,700        298,851
    Antigenics, Inc.*         24,000        282,240
    Array Biopharma, Inc.*     9,400         91,838
    Atrix Laboratories,
      Inc.*                   11,100        265,956
    Covance, Inc.*             5,800        116,406
    Endo Pharmaceuticals
      Holdings, Inc.*         44,200        511,394
    First Horizon
      Pharmaceutical Corp.*    1,200         31,248
    Genta, Inc.*@              1,300         17,468
    Incyte Genomics, Inc.*       400          3,284
    Ligand Pharmaceuticals,
      Inc. Cl B*              19,900        309,843
    Napro Biotherapeutics,
      Inc.*@                  23,600        164,020
    Neurocrine Biosciences,
      Inc.*                    1,100         36,179
    Noven Pharmaceuticals,
      Inc*                     1,700         34,153
    Perrigo Co.*              30,700        383,136
    Transkaryotic Therapies,
      Inc.*                   11,000        438,460
    Versicor, Inc.*           19,800        248,094
                                        -----------
                                          3,232,570
                                        -----------

  PRINTING & PUBLISHING -- 1.6%
    Information Holdings,
      Inc.*                    7,700        240,240
    Lee Enterprises, Inc.     11,800        463,150
    Scholastic Corp.*          5,000        253,650
                                        -----------
                                            957,040
                                        -----------

  RAILROADS -- 0.3%
    Wabtec Corp.              10,900        166,661
                                        -----------

ASAF DEAM SMALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
REAL ESTATE -- 1.6%
    Alexandria Real Estate
      Equities, Inc. [REIT]    3,200    $   146,240
    CenterPoint Properties
      Corp. [REIT]             2,700        147,690
    Chateau Communities,
      Inc. [REIT]              2,100         64,260
    Chelsea Property Group,
      Inc. [REIT]              1,800        108,810
    Cousins Properties, Inc.
      [REIT]                   5,700        153,900
    Essex Property Trust,
      Inc. [REIT]              2,700        140,400
    Mills Corp. [REIT]         3,800        104,576
    Washington Real Estate
      Investment Trust
      [REIT]                   3,500         98,350
                                        -----------
                                            964,226
                                        -----------
  RESTAURANTS -- 1.6%
    AFC Enterprises, Inc.*     5,500        184,965
    Applebee's
      International, Inc.      4,300        167,872
    CEC Entertainment, Inc.*     800         36,960
    Panera Bread Co. Cl-A*     4,400        295,108
    Sonic Corp.*               9,750        285,773
                                        -----------
                                            970,678
                                        -----------
  RETAIL & MERCHANDISING -- 4.4%
    99 Cents Only Stores*      1,066         33,131
    Chico's FAS, Inc.*@       10,250        369,820
    Fred's, Inc.               7,650        297,775
    Group 1 Automotive,
      Inc.*                    9,900        434,016
    Lands' End, Inc.*          4,900        246,421
    Michaels Stores, Inc.*     2,000         80,900
    Petsmart, Inc.*           26,400        396,528
    Pier 1 Imports, Inc.      13,300        318,535
    School Specialty, Inc.*    5,200        147,524
    The Children's Place
      Retail Stores, Inc.*     6,600        228,492
    The Wet Seal, Inc.*        2,800         99,764
                                        -----------
                                          2,652,906
                                        -----------
  SEMICONDUCTORS -- 5.4%
    ATMI, Inc.@sec.           10,600        323,300
    Dupont Photomasks, Inc.*   3,500        136,430
    Elantec Semiconductor,
      Inc.*                   10,200        421,668
    Globespan, Inc.*          37,266        219,869
    MKS Instruments, Inc.*     5,000        169,450
    Photronics, Inc.*@         9,800        324,086
    Pixelworks, Inc.*         34,400        342,968
    PLX Technology, Inc.*     29,500        219,480
    Silicon Image, Inc.*      47,700        460,305
    Varian Semiconductor
      Equipment Associates,
      Inc.*                   10,100        471,872
    Xicor, Inc.*              16,900        169,000
                                        -----------
                                          3,258,428
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  TELECOMMUNICATIONS -- 2.1%
    Commonwealth Telephone
      Enterprises, Inc.*       9,600    $   363,360
    Intervoice-Brite, Inc.*   16,400         72,160
    Intrado, Inc.*            18,700        347,633
    Silicon Laboratories,
      Inc.*                   14,700        434,532
    Tollgrade
      Communications, Inc.*    2,600         52,286
                                        -----------
                                          1,269,971
                                        -----------
  TRANSPORTATION -- 0.5%
    Knight Transportation,
      Inc.*                   14,150        285,972
    RailAmerica, Inc.*         4,700         43,193
                                        -----------
                                            329,165
                                        -----------
  UTILITIES -- 0.0%
    Southwestern Energy Co.*     200          2,880
                                        -----------

TOTAL COMMON STOCK
  (Cost $51,533,712)                     53,847,601
                                        -----------
                                 PAR
                               (000)
                               -----
U.S. TREASURY OBLIGATIONS -- 0.7%
  U.S. Treasury Notes 5.00%,
    08/15/11 #
    (Cost $438,535)           $  435        431,840
                                        -----------

SHORT-TERM INVESTMENTS -- 0.1%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.66%, 07/18/02 #
      (Cost $39,856)              40         39,853
                                        -----------

TOTAL INVESTMENTS - 89.6%
    (Cost $52,012,103)                   54,319,294
OTHER ASSETS LESS
  LIABILITIES - 10.4%                     6,297,977
                                        -----------
NET ASSETS - 100.0%                     $60,617,271
                                        ===========

# Securities with an aggregate market value of $471,692 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2002:

                    EXPIRATION   NUMBER OF    UNREALIZED
   DESCRIPTION        MONTH      CONTRACTS   APPRECIATION
---------------------------------------------------------
Russell 2000
 Index............    06/02         25         $172,500
                                               ========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALGER ALL-CAP GROWTH FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 94.5%
  ADVERTISING -- 0.9%
    TMP Worldwide, Inc.*@      10,950    $   330,362
                                         -----------

  AEROSPACE -- 1.0%
    Alliant Techsystems,
      Inc.*                     3,300        355,410
                                         -----------

  AUTOMOTIVE PARTS -- 0.5%
    AutoZone, Inc.*             2,600        197,600
                                         -----------

  BROADCASTING -- 1.1%
    Clear Channel
      Communications,
      Inc.*@                    8,800        413,160
                                         -----------

  BUILDING MATERIALS -- 0.6%
    Masco Corp.@                7,700        216,370
                                         -----------

  BUSINESS SERVICES -- 2.7%
    Avery Dennison Corp.        2,400        153,720
    First Data Corp.           10,250        814,773
                                         -----------
                                             968,493
                                         -----------

  CLOTHING & APPAREL -- 1.6%
    Abercrombie & Fitch
      Co. Cl-A*@               14,200        426,000
    Nike, Inc. Cl-B             2,500        133,325
                                         -----------
                                             559,325
                                         -----------

  COMPUTER SERVICES & SOFTWARE -- 9.2%
    Activision, Inc.*           6,500        204,620
    Adobe Systems, Inc.@        4,600        183,816
    Affiliated Computer
      Services, Inc. Cl-
      A*@                       9,400        508,258
    Brocade Communications
      Systems, Inc.*@          22,200        568,098
    Microsoft Corp.*@          16,325        853,144
    Siebel Systems, Inc.*@     18,900        457,191
    THQ, Inc.*                  6,000        210,360
    Veritas Software
      Corp.*                   12,200        345,748
                                         -----------
                                           3,331,235
                                         -----------
  CONSTRUCTION -- 0.8%
    D.R. Horton, Inc.          11,850        305,730
                                         -----------

  CONSUMER PRODUCTS & SERVICES -- 4.2%
    Johnson & Johnson Co.      11,600        740,776
    Procter & Gamble Co.        4,500        406,170
    The BISYS Group, Inc.*     10,700        365,940
                                         -----------
                                           1,512,886
                                         -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.6%
    Agilent Technologies,
      Inc.*                    10,100        303,505
    Emulex Corp.*@              9,600        278,304
    Teradyne, Inc.*@           10,900        359,155
                                         -----------
                                             940,964
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------

  ENTERTAINMENT & LEISURE -- 4.7%
    Expedia, Inc. Cl-A*         7,420    $   599,803
    Mattel, Inc.               14,200        293,088
    MGM MIRAGE*@                9,250        371,388
    Viacom, Inc. Cl-B*          9,500        447,450
                                         -----------
                                           1,711,729
                                         -----------

  FINANCIAL -- BANK & TRUST -- 2.6%
    Commerce Bancorp,
      Inc.@                     4,000        197,560
    Fifth Third Bancorp         5,350        366,957
    Mellon Financial Corp.      9,600        362,496
                                         -----------
                                             927,013
                                         -----------

  FINANCIAL SERVICES -- 6.2%
    Capital One Financial
      Corp.@                    9,600        574,944
    Citigroup, Inc.             4,000        173,200
    Concord EFS, Inc.*@        12,000        379,487
    Freddie Mac                11,100        725,385
    USA Education, Inc.         4,000        383,400
                                         -----------
                                           2,236,416
                                         -----------

  FOOD -- 0.5%
    Dean Foods Co.*@            4,800        177,696
                                         -----------

  HEALTHCARE SERVICES -- 3.0%
    Anthem, Inc.*@              7,000        477,400
    Quest Diagnostics,
      Inc.*@                    6,650        611,335
                                         -----------
                                           1,088,735
                                         -----------

  HOTELS & MOTELS -- 1.0%
    Starwood Hotels &
      Resorts Worldwide,
      Inc.@                    10,000        378,000
                                         -----------

  INDUSTRIAL PRODUCTS -- 0.6%
    Fastenal Co.                2,400        200,736
                                         -----------

  INSURANCE -- 1.8%
    Radian Group, Inc.          7,125        369,788
    XL Capital Ltd. Cl-A@       3,000        283,050
                                         -----------
                                             652,838
                                         -----------

  INTERNET SERVICES -- 2.8%
    eBay, Inc.*@               14,125        750,038
    Sabre Holdings Corp.*@      5,350        248,775
                                         -----------
                                             998,813
                                         -----------

  MACHINERY & EQUIPMENT -- 2.2%
    Cooper Cameron Corp.*@      8,580        470,527
    Danaher Corp.@              3,000        214,740
    The Stanley Works,
      Inc.                      2,300        106,904
                                         -----------
                                             792,171
                                         -----------

ASAF ALGER ALL-CAP GROWTH FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 6.5%
    Abbott Laboratories         8,800    $   474,760
    AmerisourceBergen
      Corp.@                    9,600        744,000
    Baxter International,
      Inc.                      5,200        295,880
    Guidant Corp.*              9,500        357,200
    St. Jude Medical,
      Inc.*                     5,600        465,976
                                         -----------
                                           2,337,816
                                         -----------

  OFFICE EQUIPMENT -- 1.1%
    Office Depot, Inc.*        20,200        386,628
                                         -----------

  OIL & GAS -- 2.0%
    BJ Services Co.*            9,600        352,704
    Nabors Industries,
      Inc.*                     7,700        350,735
                                         -----------
                                             703,439
                                         -----------

  PERSONAL SERVICES -- 1.1%
    Apollo Group, Inc.
      Cl-A*                     5,250        201,285
    Career Education
      Corp.*                    4,700        211,265
                                         -----------
                                             412,550
                                         -----------

  PHARMACEUTICALS -- 11.7%
    Cephalon, Inc.*@            5,400        316,656
    Express Scripts,
      Inc.*@                    3,300        208,593
    Forest Laboratories,
      Inc.*                     4,700        362,558
    Gilead Sciences,
      Inc.*@                   20,800        647,296
    IDEC Pharmaceuticals
      Corp.*@                  20,100      1,104,494
    Immunex Corp.*             25,200        683,928
    Millennium
      Pharmaceuticals,
      Inc.*@                    9,700        193,612
    Pfizer, Inc.                9,340        339,509
    Wyeth                       5,790        330,030
                                         -----------
                                           4,186,676
                                         -----------

  PRINTING & PUBLISHING -- 0.7%
    Tribune Co.@                5,800        256,186
                                         -----------

  RESTAURANTS -- 1.1%
    Brinker International,
      Inc.*@                   11,500        396,060
                                         -----------

  RETAIL & MERCHANDISING -- 9.8%
    Barnes & Noble, Inc.*       9,800        296,156
    Bed Bath & Beyond,
      Inc.*                     7,200        267,624
    Chico's FAS, Inc.*@         7,800        281,424
    Home Depot, Inc.            7,600        352,412
    Lowe's Companies, Inc.     12,500        528,625
    Michaels Stores, Inc.*     10,000        404,500
    Pier 1 Imports, Inc.        6,800        162,860
    Wal-Mart Stores, Inc.      15,685        876,163
    Walgreen Co.                9,600        362,592
                                         -----------
                                           3,532,356
                                         -----------

  SEMICONDUCTORS -- 8.2%
    Applied Materials,
      Inc.*@                   28,400        690,688
    Intel Corp.                15,700        449,177
    Intersil Corp. Cl-A*@      13,800        370,530
    Marvell Technology
      Group, Ltd.*@             6,800        244,800
    Maxim Integrated
      Products, Inc.*          16,300        811,739
    Micron Technology,
      Inc.*@                   16,600        393,420
                                         -----------
                                           2,960,354
                                         -----------

  TELECOMMUNICATIONS -- 1.7%
    L-3 Communications
      Holdings, Inc.*@          1,600        204,448
    UTStarcom, Inc.*@          17,400        426,300
                                         -----------
                                             630,748
                                         -----------

TOTAL COMMON STOCK
  (Cost $33,754,199)                      34,098,495
                                         -----------

FOREIGN STOCK -- 0.7%
  MEDICAL SUPPLIES & EQUIPMENT
    Alcon, Inc. -- (CHF)*
  (Cost $226,400)               6,800        235,620
                                         -----------
SHORT-TERM INVESTMENTS -- 5.5%
  REGULATED INVESTMENT COMPANIES -- 1.3%
    Temporary Investment
      Cash Fund               240,291        240,291
    Temporary Investment
      Fund                    240,291        240,291
                                         -----------
                                             480,582
                                         -----------
                                  PAR
                                (000)
                                -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%
    Federal Home Loan Bank
      1.66%, 05/08/02       $     600    $   599,807
      1.67%, 06/10/02             500        499,072
      1.66%, 06/14/02             400        399,188
                                         -----------
                                           1,498,067
                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,978,649)                        1,978,649
                                         -----------
TOTAL INVESTMENTS -- 100.7%
  (Cost $35,959,248)                      36,312,764
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.7%)                    (241,742)
                                         -----------
NET ASSETS -- 100.0%                     $36,071,022
                                         ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.
 58

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI ALL-CAP VALUE FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 86.3%
  AEROSPACE -- 2.1%
    Boeing Co.@                5,000    $    223,000
    Lockheed Martin Corp.      2,000         125,800
    Northrop Grumman
      Corp.@                  10,000       1,206,600
    Raytheon Co.@             10,000         423,000
                                        ------------
                                           1,978,400
                                        ------------

  AUTOMOBILE MANUFACTURERS -- 0.1%
    General Motors Corp.@      2,000         128,300
                                        ------------

  AUTOMOTIVE PARTS -- 4.0%
    AutoNation, Inc.*         14,000         224,000
    BorgWarner, Inc.           5,000         312,400
    Dana Corp.                15,000         303,900
    Genuine Parts Co.         30,000       1,035,300
    Myers Industries,
      Inc.                    10,000         181,000
    O'Reilly Automotive,
      Inc.*                   10,000         323,900
    TRW, Inc.                 25,000       1,375,750
                                        ------------
                                           3,756,250
                                        ------------

  BEVERAGES -- 2.2%
    Coca-Cola Co.             10,000         555,100
    PepsiAmericas, Inc.      100,000       1,525,000
                                        ------------
                                           2,080,100
                                        ------------

  BROADCASTING -- 6.4%
    Gray Communications,
      Inc. Cl-B               11,000         153,450
    Grupo Televisa SA
      [ADR]*@                 30,000       1,356,000
    Liberty Media Corp.
      Cl-A*@                 110,000       1,177,000
    Media General, Inc.        7,000         480,340
    News Corp. Ltd. [ADR]     40,000         886,400
    Scripps, (E.W.) Co.
      Cl-A                    21,000       1,673,490
    UnitedGlobalCom, Inc.
      Cl-A*                   40,000         216,000
                                        ------------
                                           5,942,680
                                        ------------

  BUSINESS SERVICES -- 0.1%
    Kroll, Inc.*               5,000          92,700
                                        ------------


                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------

  CABLE TELEVISION -- 3.6%
    Adelphia
      Communications
      Corp. Cl-A*@            50,000    $    301,000
    Cablevision Systems
      Corp.-Rainbow Media
      Group Cl-A*@            45,000         994,500
    Cablevision Systems
      New York Group
      Cl-A*@                  58,000       1,363,000
    Rogers
      Communications,
      Inc. Cl-B*@             30,000         364,500
    Telewest
      Communications PLC
      [ADR]*@                 60,000          95,400
    Young Broadcasting,
      Inc. Cl-A*              13,000         293,670
                                        ------------
                                           3,412,070
                                        ------------

  CHEMICALS -- 1.4%
    Great Lakes Chemical
      Corp.                   25,000         643,500
    Hercules, Inc.*           40,000         488,000
    Rohm & Haas Co.            5,000         185,550
                                        ------------
                                           1,317,050
                                        ------------

  CLOTHING & APPAREL -- 0.0%
    Wolverine World Wide,
      Inc.                     2,000          36,040
                                        ------------

  COMPUTER HARDWARE -- 0.9%
    Compaq Computer Corp.     21,900         222,285
    EMC Corp.*                33,000         301,620
    Hewlett-Packard Co.@      20,000         342,000
                                        ------------
                                             865,905
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 0.1%
    Microsoft Corp.*@          1,000          52,260
                                        ------------

  CONGLOMERATES -- 2.3%
    Honeywell
      International, Inc.     43,000       1,577,240
    ITT Industries, Inc.       2,000         139,720
    Philip Morris Co.,
      Inc.                     5,500         299,365
    Tyco International
      Ltd.                    10,000         184,500
                                        ------------
                                           2,200,825
                                        ------------


ASAF GABELLI ALL-CAP VALUE FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
  5y
CONSUMER PRODUCTS & SERVICES -- 5.1%
    ANC Rental Corp.*@         5,000    $      2,550
    Cendant Corp.*            36,600         658,434
    Eastman Kodak Co.@         8,000         257,680
    Energizer Holdings,
      Inc.*@                  45,000       1,075,500
    Gallaher Group PLC
      [ADR]                   12,000         412,320
    Gillette Co.@             35,000       1,241,800
    International Flavors
      & Fragrances, Inc.@      1,000          32,200
    Procter & Gamble Co.       8,000         722,080
    Rayovac Corp.*             9,200         146,372
    USA Interactive*           5,000         149,550
                                        ------------
                                           4,698,486
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.9%
    Ametek, Inc.               3,000         116,190
    CTS Corp.                 33,000         565,950
    General Motors Corp.
      Cl-H*                   25,000         374,500
    Molex, Inc.               10,000         293,200
    Thomas & Betts Corp.@     20,000         470,000
                                        ------------
                                           1,819,840
                                        ------------
  ENTERTAINMENT & LEISURE -- 2.6%
    AOL Time Warner,
      Inc.*                   30,000         570,600
    Disney, (Walt) Co.@       25,000         579,500
    Dover Downs Gaming &
      Entertainment, Inc.      3,500          40,775
    Dover Motorsports,
      Inc.                     5,000          40,400
    Gaylord Entertainment
      Co. Cl-A*               15,600         423,540
    Gemstar-TV Guide
      International,
      Inc.*                   20,000         179,200
    Mattel, Inc.              20,000         412,800
    World Wrestling
      Federation
      Entertainment,
      Inc.*                   15,000         216,750
                                        ------------
                                           2,463,565
                                        ------------
  ENVIRONMENTAL SERVICES -- 0.4%
    Republic Services,
      Inc.*                   20,000         396,000
                                        ------------
  FINANCIAL -- BANK & TRUST -- 1.1%
    Bank of New York Co.,
      Inc.                    18,000         658,620
    FleetBoston Financial
      Corp.@                   5,900         208,270
    J.P. Morgan Chase &
      Co.                      5,000         175,500
    Mellon Financial
      Corp.                    1,000          37,760
                                        ------------
                                           1,080,150
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
    FINANCIAL SERVICES -- 2.2%
    American Express Co.      39,000    $  1,599,390
    BKF Capital Group,
      Inc.*                    3,000          95,250
    Lehman Brothers
      Holdings, Inc.           3,000         177,000
    Merrill Lynch & Co.,
      Inc.                     2,000          83,880
    Schwab, (Charles)
      Corp.                   10,000         113,900
                                        ------------
                                           2,069,420
                                        ------------
  FOOD -- 7.3%
    Campbell Soup Co.         15,000         414,150
    Diageo PLC [ADR]          25,000       1,321,250
    Flowers Foods, Inc.*      24,000         626,160
    General Mills, Inc.       10,000         440,500
    Heinz, (H.J.) Co.         25,000       1,049,750
    Kellogg Co.               40,000       1,436,800
    McCormick & Co.,
      Inc.@                   16,000         410,240
    Opta Food
      Ingredients, Inc.*       1,000           1,280
    Ralcorp Holdings,
      Inc.*                    1,000          28,000
    Sensient Technologies
      Corp.                   24,000         599,760
    Weis Markets, Inc.         9,000         278,100
    Wrigley, (Wm., Jr.)
      Co.                      3,000         165,000
                                        ------------
                                           6,770,990
                                        ------------
  HOTELS & MOTELS -- 0.4%
    Hilton Hotels Corp.       25,000         409,000
                                        ------------
  INDUSTRIAL PRODUCTS -- 2.1%
    Cooper Industries,
      Inc.@                   30,000       1,314,000
    Crane Co.                 22,000         606,760
    Tennant Co.                2,000          88,000
                                        ------------
                                           2,008,760
                                        ------------
  INSURANCE -- 0.8%
    Alleghany Corp.*           2,040         385,560
    Allstate Corp.             8,000         317,920
    Leucadia National
      Corp.                    2,000          72,900
                                        ------------
                                             776,380
                                        ------------
  INTERNET SERVICES -- 0.1%
    Genuity, Inc.*            80,000          56,000
    Meredith Corp.@            1,500          64,230
                                        ------------
                                             120,230
                                        ------------
  MACHINERY & EQUIPMENT -- 2.7%
    Baker Hughes, Inc.@        8,000         301,440
    Deere & Co.                9,000         402,840
    Gencorp, Inc.             12,000         188,400
    Precision Castparts
      Corp.                   15,000         530,550
    Sequa Corp. Cl-A*          5,000         296,250
    SPS Technologies,
      Inc.*                   22,000         860,640
                                        ------------
                                           2,580,120
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Apogent Technologies,
      Inc.*@                   5,000    $    116,000
    Invitrogen Corp.*@         8,000         277,440
    Owens & Minor, Inc.        1,000          20,690
    Sybron Dental
      Specialties, Inc.*      30,000         591,000
                                        ------------
                                           1,005,130
                                        ------------
  OIL & GAS -- 2.4%
    Conoco, Inc.               8,000         224,400
    Devon Energy Corp.@        2,340         115,385
    El Paso Corp.              5,000         200,000
    ENSCO International,
      Inc.                     4,500         151,920
    Exxon Mobil Corp.          3,000         120,510
    Halliburton Co.           15,000         254,850
    National Fuel Gas Co.     12,000         285,840
    ONEOK, Inc.                7,400         161,764
    Questar Corp.              5,600         156,240
    Watts Industries,
      Inc.                    20,000         364,200
    Williams Companies,
      Inc.@                   12,700         242,570
                                        ------------
                                           2,277,679
                                        ------------
  PAPER & FOREST PRODUCTS -- 1.0%
    International Paper
      Co.@                     6,000         248,580
    MeadWestvaco Corp.        20,000         587,200
    Schweitzer-Mauduit
      International, Inc.      5,000         141,250
                                        ------------
                                             977,030
                                        ------------
  PHARMACEUTICALS -- 1.5%
    Bristol-Meyers Squibb
      Co.                     10,000         288,000
    IVAX Corp.*               10,000         118,000
    Pfizer, Inc.              10,000         363,500
    Schering-Plough Corp.      9,000         245,700
    Wyeth                      7,000         399,000
                                        ------------
                                           1,414,200
                                        ------------
  PRINTING & PUBLISHING -- 5.0%
    Gannett Co., Inc.          8,000         586,400
    Journal Register Co.*      7,400         160,210
    Knight-Ridder, Inc.        8,000         536,000
    Nelson, (Thomas),
      Inc.                     7,500          95,100
    PRIMEDIA, Inc.*          105,000         288,750
    Pulitzer, Inc.            13,000         676,000
    Reader's Digest
      Assoc., Inc. Cl-B@      14,000         406,700
    Tribune Co.@              29,000       1,280,930
    Washington Post Co.
      Cl-B                     1,000         631,800
                                        ------------
                                           4,661,890
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
  RETAIL & MERCHANDISING -- 0.9%
    Blockbuster, Inc.
      Cl-A@                    3,000    $     85,800
    The Neiman Marcus
      Group, Inc. Cl-A*       22,000         805,420
                                        ------------
                                             891,220
                                        ------------
  SEMICONDUCTORS -- 1.1%
    Texas Instruments,
      Inc.                    35,000       1,082,550
                                        ------------
  TELECOMMUNICATIONS -- 14.5%
    Alltel Corp.               8,000         396,000
    AT&T Corp.                90,000       1,180,800
    AT&T Wireless
      Services, Inc.*@        80,000         716,000
    BroadWing, Inc.*@        142,000         937,200
    BT Group PLC [ADR]        10,000         375,000
    Cable & Wireless
      Communications PLC
      [ADR]@                   5,000          40,450
    CenturyTel, Inc.@         25,000         692,500
    Corning, Inc.            170,000       1,137,300
    Deutsche Telekom AG
      [ADR]@                  40,000         529,200
    France Telecom SA
      [ADR]@                   8,000         196,800
    Leap Wireless
      International,
      Inc.*@                  26,000         192,920
    Lucent Technologies,
      Inc.                   172,000         791,200
    mmO2 PLC [ADR]*           70,000         444,500
    Motorola, Inc.@           42,000         646,800
    Nextel
      Communications,
      Inc. Cl-A*@             65,000         358,150
    Nortel Networks Corp.
      NY Reg.@                19,000          64,600
    NTL, Inc.*@               40,000           3,600
    Price Communications
      Corp.*                  10,000         168,100
    Qwest Communications
      International, Inc.     20,000         100,600
    Rogers Wireless
      Communications,
      Inc. Cl-B*              25,000         279,000
    Rural Cellular Corp.*     20,000          74,000
    Sprint Corp. (FON
      Group)                  55,000         871,750
    Sprint Corp. (PCS
      Group)*                 65,000         728,650
    Telephone & Data
      Systems, Inc.           15,000       1,290,001
    United States
      Cellular Corp.*         12,000         474,000
    Verizon
      Communications,
      Inc.                    20,000         802,200
    WorldCom, Inc.*           44,000         109,076
                                        ------------
                                          13,600,397
                                        ------------

ASAF GABELLI ALL-CAP VALUE FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
  5y
TRANSPORTATION -- 1.8%
    GATX Corp.@               20,000    $    640,400
    Navistar
      International
      Corp.@                  18,000         718,200
    PACCAR, Inc.               3,000         214,410
    Ryder Systems, Inc.        5,200         147,472
                                        ------------
                                           1,720,482
                                        ------------
  UTILITIES -- 7.1%
    Allegheny Energy,
      Inc.                     1,000          41,920
    Aquila, Inc.@              3,000          48,120
    Calpine Corp.*            10,000         110,000
    CH Energy Group, Inc.      2,900         149,031
    Cinergy Corp.              8,100         287,793
    Cleco Corp.                5,600         138,768
    Constellation Energy
      Group, Inc.             25,000         798,000
    DQE, Inc.@                22,000         429,440
    DTE Energy Co.             4,000         181,360
    El Paso Electric Co.*     20,000         312,000
    Equitable Resources,
      Inc.                     3,000         107,850
    Exelon Corp.               2,000         108,600
    Great Plains Energy,
      Inc.                     8,800         206,712
    Mirant Corp.*             50,000         604,000
    NiSource, Inc.@            4,000          88,400
    NUI Corp.                  2,400          64,320
    Public Service
      Enterprise Group,
      Inc.                     3,000         139,050
    RGS Energy Group,
      Inc.                     7,700         305,536
    Sierra Pacific
      Resources Corp.@        30,000         212,700
    SJW Corp.                    700          59,150
    Teco Energy, Inc.         20,000         556,800
    UIL Holdings Corp.         3,500         197,400

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
    Unisource Energy
      Corp.                    3,000    $     60,540
    Western Resources,
      Inc.                    50,000         869,500
    Wisconsin Energy
      Corp.@                  12,300         319,800
    Xcel Energy, Inc.@         6,000         152,580
                                        ------------
                                           6,549,370
                                        ------------

TOTAL COMMON STOCK
  (Cost $83,661,454)                      81,235,469
                                        ------------
SHORT-TERM INVESTMENTS -- 15.4%
  REGULATED INVESTMENT COMPANIES -- 9.5%
    Temporary Investment
      Cash Fund            4,478,119       4,478,119
    Temporary Investment
      Fund                 4,478,119       4,478,119
                                        ------------
                                           8,956,238
                                        ------------
                                 PAR
                               (000)
                           ---------
  5Y
U.S. TREASURY OBLIGATIONS -- 5.9%
    U.S. Treasury Bills
      1.72%, 05/09/02@     $   1,004       1,003,597
      1.71%, 05/16/02@         1,506       1,504,872
      1.635%, 05/23/02@          500         499,500
      1.722%, 05/23/02         2,008       2,005,779
      1.76%, 07/11/02            500         498,240
                                        ------------
                                           5,511,988
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $14,468,432)                      14,468,226
                                        ------------

TOTAL INVESTMENTS -- 101.7%
  (Cost $98,129,886)                      95,703,695
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.7%)                  (1,562,821)
                                        ------------
NET ASSETS -- 100.0%                    $ 94,140,874
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.
 62

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO TECHNOLOGY FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 88.5%
  AEROSPACE -- 0.6%
    Lockheed Martin Corp.      2,700     $   169,830
                                         -----------

  BUSINESS SERVICES -- 3.5%
    First Data Corp.           8,100         643,869
    Paychex, Inc.@             8,600         321,038
                                         -----------
                                             964,907
                                         -----------

  BUSINESS SERVICES -- COMPUTER SYSTEMS -- 1.9%
    Fiserv, Inc.*             11,800         524,628
                                         -----------

  COMMUNICATION EQUIPMENT -- 3.8%
    Nokia Corp. Cl-A
      [ADR]@                  22,600         367,476
    Polycom, Inc.*@           22,988         474,013
    Powerwave
      Technologies, Inc.*     17,700         211,338
                                         -----------
                                           1,052,827
                                         -----------

  COMPUTER HARDWARE -- 5.6%
    Apple Computer, Inc.*@    17,700         429,579
    Brocade Communications
      Systems, Inc.*@         12,200         312,198
    Dell Computer Corp.*      21,100         555,774
    Sun Microsystems,
      Inc.*                   31,100         254,398
                                         -----------
                                           1,551,949
                                         -----------

  COMPUTER SERVICES & SOFTWARE -- 24.5%
    Affiliated Computer
      Services, Inc.
      Cl-A*@                   8,000         432,560
    BEA Systems, Inc.*@       28,000         300,160
    BISYS Group, Inc.*        16,800         574,560
    BMC Software, Inc.*       10,700         154,722
    Cadence Design Systems,
      Inc.*@ 8,600                           176,128
    Check Point Software
      Technologies Ltd.*@     11,875         215,531
    Computer Sciences Corp.*@   8,700        390,195
    Earthlink, Inc.*          15,400         112,112
    Electronic Data Systems
      Corp.@  3,900                          211,614
    Emulex Corp.*@             9,900         287,001
    Intuit, Inc.*              6,700         262,506
    Manugistics Group, Inc.*    6,800        107,168
    Mercury Interactive Corp.*  6,900        257,163
    Microsoft Corp.*@          9,400         491,244
    NetScreen Technologies,
      Inc.*@  1,900                           18,677
    NVIDIA Corp.*              7,500         261,075
    Oracle Corp.*             32,500         326,300
    PeopleSoft, Inc.*          8,000         185,360
    Rational Software Corp.*    8,900        129,673
    SAP AG [ADR]@              3,200         104,320
    Siebel Systems, Inc.*@    13,700         331,403
    SmartForce PLC [ADR]*     21,900         141,233
    Symantec Corp.*@          13,700         485,117
    Synopsys, Inc.*            4,800         216,528
    TIBCO Software, Inc.*     28,400         238,276
    Veritas Software
      Corp.*                  14,500         410,930
                                         -----------
                                           6,821,556
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------

  COMPUTERS -- NETWORKING -- 4.8%
    Cisco Systems, Inc.*      32,100     $   470,265
    Extreme Networks, Inc.*    13,600        122,264
    McDATA Corp. Cl-A*         9,800          66,542
    Network Appliance, Inc.*@  22,700        396,115
    Networks Associates, Inc.*@15,600        276,900
                                         -----------
                                           1,332,086
                                         -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 15.6%
    Adobe Systems, Inc.        5,500         219,780
    Arrow Electronics, Inc.*@   4,900        129,360
    Celestica, Inc.*sec.      13,300         368,410
    Cypress Semiconductor
      Corp.*@  9,600                         213,792
    Fairchild Semiconductor
      Corp.*@ 6,100                          164,334
    Flextronics International
      Ltd.*@ 34,500                          477,825
    Intersil Holding
      Corp.*@                  5,400         144,990
    Jabil Circuit, Inc.*      17,200         351,052
    KLA-Tencor Corp.*@         5,200         306,644
    Linear Technology Corp.    14,500        563,470
    Samsung Electronics
      Co. Ltd. [GDR]           1,000         146,850
    Sanmina Corp.*@           17,100         177,840
    Solectron Corp.*@          7,700          56,210
    Sony Corp.                 2,900         157,180
    Teradyne, Inc.*@           6,900         227,355
    Texas Instruments,
      Inc.@                   15,200         470,136
    United Microelectronics
      Corp.* 16,590                          167,559
                                         -----------
                                           4,342,787
                                         -----------

  ENTERTAINMENT & LEISURE -- 0.7%
    AOL Time Warner, Inc.*     10,100        192,102
                                         -----------

  FINANCIAL SERVICES -- 0.9%
    KPMG Consulting, Inc.*@    14,400        252,000
                                         -----------

  PHARMACEUTICALS -- 0.1%
    Myriad Genetics, Inc.*     1,300          30,888
                                         -----------

  SEMICONDUCTORS -- 23.7%
    Analog Devices, Inc.*      9,500         351,120
    Applied Materials, Inc.*@  17,200        418,304
    ASML Holding NV*          12,300         274,659
    Atmel Corp.*@             25,100         225,900
    Broadcom Corp. Cl-A*@      7,500         258,750
    GlobespanVirata, Inc.*    12,346          72,841
    Integrated Device
      Technology, Inc.*        9,000         252,360
    Intel Corp.               19,600         560,756
    Kulicke and Soffa
      Industries, Inc.*        6,600         119,724
    Lam Research Corp.*@       5,900         151,394
    LSI Logic Corp.*          10,300         132,355
    Maxim Integrated
      Products, Inc.*         15,300         761,940
    Microchip Technology, Inc.*21,100        938,950
    Micron Technology,
      Inc. Warrants*144A       1,500          10,875
    National Semiconductor
      Corp.*  8,200                          258,464
    Novellus Systems, Inc.*@    7,900        374,460

ASAF INVESCO TECHNOLOGY FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
    PMC-Sierra, Inc.*@        10,700     $   166,492
    QLogic Corp.*@             5,800         265,118
    RF Micro Devices, Inc.*@   16,900        294,060
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*@            16,700         295,590
    Xilinx, Inc.*@            10,600         400,256
                                         -----------
                                           6,584,368
                                         -----------

  TELECOMMUNICATIONS -- 2.8%
    Amdocs Ltd.*@              6,800         147,764
    Ericsson, (L.M.)
      Telephone Co. [ADR]      9,600          23,904
    Finisar Corp.*@           15,100          96,489
    QUALCOMM, Inc.*            4,700         141,752
    Qwest Communications
      International, Inc.     27,700         139,331
    Research in Motion Ltd.*@  11,600        205,320
    Time Warner Telecom,
      Inc. Cl-A*               7,500          28,275
                                         -----------
                                             782,835
                                         -----------

TOTAL COMMON STOCK
  (Cost $32,691,996)                      24,602,763
                                         -----------
SHORT-TERM INVESTMENTS -- 10.1%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             1,402,839      1,402,839
    Temporary Investment
      Fund                  1,402,839      1,402,839
                                         -----------
  (Cost $2,805,678)                        2,805,678
                                         -----------

TOTAL INVESTMENTS -- 98.6%
  (Cost $35,497,674)                      27,408,441
                                         -----------
----------------------------------------------------
                            NUMBER OF
                            CONTRACTS          VALUE
----------------------------------------------------
WRITTEN OPTIONS -- (0.1)%
  CALL OPTIONS
    Apple Computer, Inc.,
      Strike Price 27.5,
      Expires 10/19/02*           57     $    (9,120)
    Applied Materials,
      Inc., Strike Price
      27.5, Expires
      07/20/02*                   86         (11,180)
    KLA-Tencor Corp.,
      Strike Price 65,
      Expires 6/22/02*            21          (5,040)
    Mercury Interactive,
      Strike Price 45,
      Expires 7/20/02*            27          (5,670)
    Network Appliance,
      Inc., Strike Price
      22.5, Expires
      6/22/02*                   113          (7,345)
                                         -----------
    (Cost $(94,102))                         (38,355)
                                         -----------

OTHER ASSETS LESS LIABILITIES -- 1.5%        416,144
                                         -----------

NET ASSETS -- 100.0%                     $27,786,230
                                         ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS MID-CAP GROWTH FUND

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
COMMON STOCK -- 83.2%
  ADVERTISING -- 3.8%
    Interpublic Group of
      Companies, Inc.@         6,890       $   212,763
    Lamar Advertising
      Co.*@                   11,390           488,973
    TMP Worldwide, Inc.*@      5,600           168,952
                                           -----------
                                               870,688
                                           -----------

  AIRLINES -- 3.5%
    Ryanair Holdings PLC
      [ADR]*@                 14,890           461,590
    Southwest Airlines
      Co.                     17,915           326,232
                                           -----------
                                               787,822
                                           -----------

  BROADCASTING -- 3.4%
    BARRA, Inc.*               2,030           100,262
    Cox Radio, Inc. Cl-A*      5,445           155,945
    Entercom
      Communications
      Corp.*@                  3,035           158,579
    Hispanic Broadcasting
      Corp.*@                  6,815           182,778
    Westwood One, Inc.*        4,630           166,680
                                           -----------
                                               764,244
                                           -----------

  BUILDING MATERIALS -- 0.4%
    Clayton Homes, Inc.        4,870            83,277
                                           -----------

  BUSINESS SERVICES -- 3.1%
    Certegy, Inc.*             3,080           119,504
    Paychex, Inc.@            11,405           425,748
    Robert Half
      International,
      Inc.*                    6,075           159,530
                                           -----------
                                               704,782
                                           -----------

  CAPITAL GOODS -- 0.2%
    SPX Corp.*@                  330            44,435
                                           -----------

  CHEMICALS -- 0.2%
    Praxair, Inc.                830            47,393
                                           -----------

  COMPUTER SERVICES & SOFTWARE -- 3.3%
    Cadence Design
      Systems, Inc.*@         10,720           219,546
    Electronic Arts,
      Inc.*@                   9,135           539,421
                                           -----------
                                               758,967
                                           -----------

  CONGLOMERATES -- 2.3%
    Berkshire Hathaway,
      Inc. Cl-B*                 215           523,095
                                           -----------

  CONSTRUCTION -- 1.0%
    NVR, Inc.*@                  600           221,850
                                           -----------

                              SHARES             VALUE
------------------------------------------------------
------------------------------------------------------

  CONSUMER PRODUCTS & SERVICES -- 3.4%
    Cendant Corp.*@           19,150       $   344,508
    Keane, Inc.*               3,400            53,176
    Mohawk Industries,
      Inc.*                      830            53,394
    USA Interactive*@         10,480           313,457
                                           -----------
                                               764,535
                                           -----------

  CONTAINERS & PACKAGING -- 0.5%
    Ball Corp.                 2,230           106,037
                                           -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.4%
    Cree, Inc.*@               7,055            83,178
                                           -----------

  ENTERTAINMENT & LEISURE -- 0.8%
    International Game
      Technology*              2,950           185,703
                                           -----------

  ENVIRONMENTAL SERVICES -- 0.1%
    Allied Waste
      Industries, Inc.*        1,330            16,146
                                           -----------

  EQUIPMENT SERVICES -- 0.3%
    Millipore Corp.            1,990            79,501
                                           -----------

  FINANCIAL -- BANK & TRUST -- 3.3%
    Commerce Bancorp,
      Inc.@                    1,680            82,975
    M&T Bank Corp.               895            76,415
    National Commerce
      Financial Corp.          5,615           157,164
    North Fork
      Bancorporation,
      Inc.@                    3,220           124,356
    Northern Trust Corp.@      5,680           301,722
                                           -----------
                                               742,632
                                           -----------

  FINANCIAL SERVICES -- 6.5%
    Capital One Financial
      Corp.@                   2,190           131,159
    Concord EFS, Inc.*@       15,560           507,101
    E*TRADE Group, Inc.*       8,980            67,709
    Lehman Brothers
      Holdings, Inc.           3,805           224,495
    Moody's Corp.              5,530           240,997
    Price, (T. Rowe)
      Group, Inc.              5,310           186,222
    Schwab, (Charles)
      Corp.                   11,495           130,928
                                           -----------
                                             1,488,611
                                           -----------

  FOOD -- 0.5%
    Dean Foods Co.*@           3,230           119,575
                                           -----------

  HEALTHCARE SERVICES -- 6.7%
    Anthem, Inc.*@             2,345           159,929
    Community Health
      Systems, Inc.*@          4,660           135,233

ASAF JANUS MID-CAP GROWTH FUND

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
    First Health Group
      Corp.*                   1,460       $    42,340
    Health Management
      Associates, Inc.
      Cl-A*                   13,225           282,222
    Laboratory Corp. of
      America Holdings*@       6,430           637,855
    Quest Diagnostics,
      Inc.*@                   3,165           290,958
                                           -----------
                                             1,548,537
                                           -----------

  HOTELS & MOTELS -- 0.4%
    Starwood Hotels &
      Resorts Worldwide,
      Inc.                     2,555            96,579
                                           -----------

  INDUSTRIAL PRODUCTS -- 0.2%
    Fastenal Co.                 455            38,056
                                           -----------

  INSURANCE -- 6.3%
    AFLAC, Inc.               11,830           353,717
    Berkley, (W.R.) Corp.      1,990           120,395
    Everest Reinsurance
      Group Ltd.               3,340           226,786
    MGIC Investment Corp.      4,615           329,326
    RenaissanceRe
      Holdings Ltd.            1,345           157,634
    XL Capital Ltd. Cl-A@      2,645           249,556
                                           -----------
                                             1,437,414
                                           -----------

  INTERNET SERVICES -- 2.5%
    eBay, Inc.*@              10,640           564,984
                                           -----------

  MACHINERY & EQUIPMENT -- 0.5%
    Grainger, (W.W.),
      Inc.                     2,025           113,542
                                           -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 6.3%
    Apogent Technologies,
      Inc.*@                   8,815           204,508
    Bard, (C.R.), Inc.           830            45,600
    Biomet, Inc.@                120             3,388
    Cerus Corp.*@              4,440           227,372
    St. Jude Medical,
      Inc.*                    7,015           583,718
    Stryker Corp.@             6,880           368,149
                                           -----------
                                             1,432,735
                                           -----------

  OIL & GAS -- 4.7%
    EOG Resources, Inc.        6,600           280,830
    Kinder Morgan, Inc.@       9,865           477,564
    Murphy Oil Corp.@          1,670           157,565
    Ocean Energy, Inc.         2,135            45,689
    Smith International,
      Inc.*@                   1,695           118,735
                                           -----------
                                             1,080,383
                                           -----------

  PERSONAL SERVICES -- 3.3%
    Apollo Group, Inc.
      Cl-A*                   15,060           577,400
    University of Phoenix
      Online*                  5,467           175,808
                                           -----------
                                               753,208
                                           -----------

                              SHARES             VALUE
------------------------------------------------------
------------------------------------------------------

  PHARMACEUTICALS -- 4.2%
    Enzon, Inc.*              11,295       $   420,626
    Forest Laboratories,
      Inc.*                    3,455           266,519
    King Pharmaceuticals,
      Inc.*@                   8,306           260,310
                                           -----------
                                               947,455
                                           -----------

  RAILROADS -- 0.1%
    CSX Corp.                    830            30,021
                                           -----------

  RESTAURANTS -- 0.8%
    Tricon Global
      Restaurants, Inc.*       2,980           187,919
                                           -----------

  RETAIL & MERCHANDISING -- 0.6%
    Fred's, Inc.               3,605           140,324
                                           -----------

  SEMICONDUCTORS -- 6.0%
    Integrated Device
      Technology, Inc.*       16,795           470,932
    KLA-Tencor Corp.*@         2,895           170,718
    Mykrolis Corp.*            1,086            16,008
    National
      Semiconductor
      Corp.*                   4,810           151,611
    Novellus Systems,
      Inc.*@                   4,015           190,311
    NVIDIA Corp.*             10,430           363,068
                                           -----------
                                             1,362,648
                                           -----------

  TELECOMMUNICATIONS -- 2.8%
    Crown Castle
      International
      Corp.*@                 39,550           288,715
    EchoStar
      Communications
      Corp. Cl-A*@            12,695           345,304
                                           -----------
                                               634,019
                                           -----------

  TRANSPORTATION -- 0.2%
    Expeditors
      International of
      Washington, Inc.           915            52,951
                                           -----------

  UTILITIES -- 0.6%
    AES Corp.*@               16,015           128,440
                                           -----------

TOTAL COMMON STOCK
  (Cost $19,210,528)                        18,941,686
                                           -----------


                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------

FOREIGN STOCK -- 0.5%
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Celestica, Inc. --
      (CAD)*@                  2,310       $    63,987
                                           -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Alcon, Inc. -- (CHF)*      1,625            56,306
                                           -----------
TOTAL FOREIGN STOCK
  (Cost $141,903)                              120,293
                                           -----------

SHORT-TERM INVESTMENTS -- 16.9%
  REGULATED INVESTMENT COMPANIES -- 0.2%
    Temporary Investment
      Cash Fund               26,641            26,641
    Temporary Investment
      Fund                    26,640            26,640
                                           -----------
                                                53,281
                                           -----------
------------------------------------------------------
                                 PAR
                               (000)             VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.7%
    Federal Home Loan Mortgage Corp.
      1.79%, 05/01/02        $ 3,800       $ 3,800,000
                                           -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,853,281)                          3,853,281
                                           -----------

TOTAL INVESTMENTS -- 100.6%
  (Cost $23,205,712)                        22,915,260

LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.6%)                      (125,812)
                                           -----------
NET ASSETS -- 100.0%                       $22,789,448
                                           ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF PROFUND MANAGED OTC FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
COMMON STOCK -- 84.4%
  ADVERTISING -- 0.3%
    TMP Worldwide, Inc.*@       3,744       $   112,956
                                            -----------

  BROADCASTING -- 1.1%
    USA Networks, Inc.*        11,648           348,392
                                            -----------

  BUSINESS SERVICES -- 1.2%
    Paychex, Inc.@             10,712           399,879
                                            -----------

  BUSINESS SERVICES -- COMPUTER SYSTEMS -- 1.1%
    Fiserv, Inc.*               7,176           319,045
    I2 Technologies, Inc.*     13,624            42,916
                                            -----------
                                                361,961
                                            -----------

  CABLE TELEVISION -- 1.3%
    Charter Communications,
      Inc. Cl-A*@               9,256            75,807
    Comcast Corp. Cl-A*        13,520           361,660
                                            -----------
                                                437,467
                                            -----------

  CLOTHING & APPAREL -- 1.0%
    Cintas Corp.@               6,136           317,661
                                            -----------

  COMPUTER HARDWARE -- 5.1%
    Apple Computer, Inc.*      14,768           358,419
    CDW Computers Centers,
      Inc.*                     2,704           148,179
    Dell Computer Corp.*       28,808           758,804
    Sun Microsystems, Inc.*    42,536           347,944
    Synopsys, Inc.*             1,664            75,063
                                            -----------
                                              1,688,409
                                            -----------

  COMPUTER SERVICES & SOFTWARE -- 22.8%
    BEA Systems, Inc.*@        11,128           119,292
    Brocade Communications
      Systems, Inc.*@           7,072           180,972
    Cisco Systems, Inc.*       78,832         1,154,889
    Citrix Systems, Inc.*@      6,760            78,416
    Compuware Corp.*            6,968            54,629
    Electronic Arts, Inc.*@     4,160           245,648
    Intuit, Inc.*               8,008           313,753
    Mercury Interactive
      Corp.*                    2,704           100,778
    Microsoft Corp.*@          56,056         2,929,487
    Network Appliance,
      Inc.*@                   10,400           181,480
    NVIDIA Corp.*               4,680           162,911
    Oracle Corp.*              68,952           692,278
    PeopleSoft, Inc.*          12,896           298,800
    Rational Software
      Corp.*@                   6,136            89,402
    Siebel Systems, Inc.*@     16,328           394,974
    Symantec Corp.*@            4,472           158,354
    Veritas Software Corp.*    12,376           350,736
                                            -----------
                                              7,506,799
                                            -----------

  CONTAINERS & PACKAGING -- 0.4%
    Smurfit-Stone Container
      Corp.*                    7,176           116,538
                                            -----------

                               SHARES             VALUE
-------------------------------------------------------
-------------------------------------------------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.3%
    Adobe Systems, Inc.@        6,968       $   278,441
    Comverse Technology,
      Inc.*                     5,824            70,063
    Flextronics
      International Ltd.*@     16,744           231,904
    KLA-Tencor Corp.*@          6,864           404,770
    Linear Technology Corp.    12,792           497,098
    Molex, Inc.                 2,912            97,901
    Sanmina Corp.*@            16,744           174,138
                                            -----------
                                              1,754,315
                                            -----------

  ENTERTAINMENT & LEISURE -- 0.4%
    Gemstar-TV Guide
      International Group,
      Inc.*                    13,104           117,412
                                            -----------

  FINANCIAL SERVICES -- 1.7%
    Concord EFS, Inc.*@        17,264           562,634
                                            -----------

  FOOD -- 1.1%
    Starbucks Corp.*@          16,016           365,485
                                            -----------

  HEALTHCARE SERVICES -- 2.4%
    Amgen, Inc.*@              14,664           775,432
                                            -----------

  INTERNET SERVICES -- 2.5%
    Amazon.com, Inc.*@          7,488           124,975
    Check Point Software
      Technologies Ltd.*@       7,176           130,244
    eBay, Inc.*@                6,136           325,822
    Juniper Networks, Inc.*     6,448            65,189
    VeriSign, Inc.*             6,656            61,568
    Yahoo!, Inc.*               8,424           124,338
                                            -----------
                                                832,136
                                            -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 2.1%
    Biomet, Inc.@              10,920           308,272
    Cytyc Corp.*@               3,848            60,452
    Genzyme Corp.*              8,008           327,847
                                            -----------
                                                696,571
                                            -----------

  OFFICE EQUIPMENT -- 0.6%
    Staples, Inc.*              9,360           186,919
                                            -----------

  PERSONAL SERVICES -- 0.6%
    Apollo Group, Inc.
      Cl-A*                     5,304           203,355
                                            -----------

  PHARMACEUTICALS -- 8.2%
    Abgenix, Inc.*@             2,496            35,219
    Andrx Group*                2,080            94,058
    Biogen, Inc.*@              5,512           239,607
    Cephalon, Inc.*@            1,352            79,281
    Chiron Corp.*               8,008           324,083
    Express Scripts, Inc.*@     2,080           131,477
    Gilead Sciences, Inc.*@     5,720           178,006
    Human Genome Sciences,
      Inc.*                     3,848            60,568
    ICOS Corp.*                 1,768            45,544
    IDEC Pharmaceutical
      Corp.*@                   4,992           274,310
    ImClone Systems, Inc.*@     2,288            36,837

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
    Immunex Corp.*             22,464       $   609,672
    Invitrogen Corp.*@          1,456            50,494
    MedImmune, Inc.*            8,008           267,467
    Millennium
      Pharmeceuticals,
      Inc.*@                    9,256           184,750
    Protein Design Labs,
      Inc.*@                    2,600            46,696
    Sepracor, Inc.*             2,392            30,283
                                            -----------
                                              2,688,352
                                            -----------

  RETAIL & MERCHANDISING -- 2.2%
    Bed Bath & Beyond,
      Inc.*                    11,752           436,822
    Costco Companies,
      Inc.*@                    7,176           288,475
                                            -----------
                                                725,297
                                            -----------

  SEMICONDUCTORS -- 16.6%
    Altera Corp.*              16,328           335,704
    Applied Materials,
      Inc.*@                   25,376           617,144
    Applied Micro Circuits
      Corp.*                   10,400            70,200
    Atmel Corp.*@              10,504            94,536
    Broadcom Corp. Cl-A*@       5,096           175,812
    Conexant Systems, Inc.*     8,528            86,986
    Integrated Device
      Technology, Inc.*         3,016            84,569
    Intel Corp.                70,512         2,017,347
    JDS Uniphase Corp.*        42,952           186,412
    Maxim Integrated
      Products, Inc.*          13,728           683,654
    Microchip Technology,
      Inc.*                     3,328           148,096
    Novellus Systems,
      Inc.*@                    4,368           207,043
    PMC-Sierra, Inc.*@          5,512            85,767
    QLogic Corp.*@              2,808           128,354
    Vitesse Semiconductor
      Corp.*                    6,552            39,181
    Xilinx, Inc.*@             13,416           506,588
                                            -----------
                                              5,467,393
                                            -----------

  TELECOMMUNICATIONS -- 5.8%
    ADC Telecommunications,
      Inc.*                    29,744           115,704
    Adelphia Communications
      Corp. Cl-A*@              7,384            44,452
    Ciena Corp.*@              11,752            88,022
    EchoStar Communications
      Corp. Cl-A*@              7,488           203,674
    Ericsson, (L.M.)
      Telephone Co. [ADR]      29,120            72,509
    Nextel Communications,
      Inc. Cl-A*@              29,640           163,316
    PanAmSat Corp.*             6,136           144,135
    QUALCOMM, Inc.*            27,768           837,483
    RF Micro Devices,
      Inc.*@                    5,720            99,528
    Tellabs, Inc.*              7,072            60,041
    WorldCom, Inc.*            32,136            79,665
                                            -----------
                                              1,908,529
                                            -----------
TRANSPORTATION -- 0.6%
    PACCAR, Inc.                2,600           185,822
                                            -----------
TOTAL COMMON STOCK
  (Cost $40,553,707)                         27,759,714
                                            -----------

                               NUMBER OF
                               CONTRACTS
                            ------------

OPTIONS -- 4.4%
    NASDAQ 100 Index
      Futures, Strike Price
      800, Expires
      05/18/02*
  (Cost $1,860,180)             3,000         1,440,000
                                            -----------
SHORT-TERM INVESTMENTS -- 2.9%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund               479,754           479,754
    Temporary Investment
      Fund                    479,753           479,753
                                            -----------
  (Cost $959,507)                               959,507
                                            -----------

TOTAL INVESTMENTS -- 91.7%
  (Cost $43,373,394)                         30,159,221
OTHER ASSETS LESS LIABILITIES -- 8.3%         2,724,573
                                            -----------
NET ASSETS -- 100.0%                        $32,883,794
                                            ===========

Cash of $2,646,000 has been segregated with the custodian to cover requirements for the following open futures contracts at April 30, 2002:

               EXPIRATION   NUMBER OF    UNREALIZED
 DESCRIPTION     MONTH      CONTRACTS   DEPRECIATION
----------------------------------------------------
NASDAQ 100
 Index           06/02         76        $1,615,616
                                         ==========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
COMMON STOCK -- 96.9%
  AUTOMOTIVE
    PARTS -- 2.4%
    Genuine Parts Co.          6,250       $   215,688
    Goodyear Tire &
      Rubber Co.@              6,200           137,950
                                           -----------
                                               353,638
                                           -----------

  CABLE TELEVISION -- 1.9%
    Comcast Corp. Cl-A*       10,500           280,875
                                           -----------

  CHEMICALS -- 4.2%
    Dow Chemical Co.           7,875           250,425
    DuPont, (E.I.) de
      Nemours & Co.            7,325           325,963
    Eastman Chemical Co.       1,100            48,510
                                           -----------
                                               624,898
                                           -----------

  CLOTHING & APPAREL -- 0.4%
    V.F. Corp.                 1,500            65,655
                                           -----------

  COMPUTER HARDWARE -- 3.2%
    Dell Computer Corp.*       9,900           260,766
    Hewlett-Packard Co.@      12,725           217,598
                                           -----------
                                               478,364
                                           -----------

  COMPUTER SERVICES & SOFTWARE -- 3.9%
    Electronic Data
      Systems Corp.@           4,600           249,596
    Microsoft Corp.*           6,100           318,786
                                           -----------
                                               568,382
                                           -----------

  CONGLOMERATES -- 0.2%
    Philip Morris Co.,
      Inc.                       650            35,380
                                           -----------

  CONSUMER PRODUCTS & SERVICES -- 0.9%
    Johnson & Johnson Co.      2,000           127,720
                                           -----------

  CONTAINERS & PACKAGING -- 0.5%
    Smurfit-Stone
      Container Corp.*         4,500            73,080
                                           -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.7%
    General Electric Co.      14,300           451,165
    Solectron Corp.*@         12,400            90,520
                                           -----------
                                               541,685
                                           -----------


                              SHARES             VALUE
------------------------------------------------------
------------------------------------------------------

  ENTERTAINMENT & LEISURE -- 3.7%
    AOL Time Warner,
      Inc.*                    7,500       $   142,650
    Viacom, Inc. Cl-B*         8,400           395,640
                                           -----------
                                               538,290
                                           -----------

  FINANCIAL -- BANK & TRUST -- 7.8%
    Bank of America Corp.      4,475           324,347
    Bank One Corp.             3,900           159,393
    FleetBoston Financial
      Corp.@                   6,125           216,212
    National City Corp.        4,100           127,920
    Regions Financial
      Corp.                    3,550           124,499
    Wachovia Corp.             5,300           201,612
                                           -----------
                                             1,153,983
                                           -----------

  FINANCIAL SERVICES -- 13.8%
    Citigroup, Inc.           10,000           433,000
    Fannie Mae@                2,325           183,512
    Freddie Mac                7,175           468,886
    Golden West Financial
      Corp.                    2,875           196,621
    Goldman Sachs Group,
      Inc.@                    1,400           110,250
    Lehman Brothers
      Holdings, Inc.           3,100           182,900
    MBNA Corp.                 4,200           148,890
    Washington Mutual,
      Inc.                     7,737           291,917
                                           -----------
                                             2,015,976
                                           -----------

  FOOD -- 0.9%
    ConAgra Foods, Inc.        5,500           134,750
                                           -----------

  HEALTHCARE SERVICES -- 6.9%
    Aetna, Inc.*               2,400           114,240
    Cardinal Health,
      Inc.@                    3,600           249,300
    Tenet Healthcare
      Corp.*@                  2,200           161,414
    UnitedHealth Group,
      Inc.                     5,600           491,736
                                           -----------
                                             1,016,690
                                           -----------

  INSURANCE -- 5.0%
    American
      International
      Group, Inc.              4,500           311,040
    Chubb Corp.                4,675           358,572
    Torchmark Corp.            1,650            67,469
                                           -----------
                                               737,081
                                           -----------

  OIL & GAS -- 4.9%
    Amerada Hess Corp.@          725            55,738
    Conoco, Inc.               3,050            85,553
    Occidental Petroleum
      Corp.                   10,775           309,781
    Phillips Petroleum
      Co.                      4,600           275,126
                                           -----------
                                               726,198
                                           -----------

  PAPER & FOREST PRODUCTS -- 0.9%
    Georgia-Pacific Corp.      4,700           136,206
                                           -----------

  PHARMACEUTICALS -- 3.9%
    Pfizer, Inc.              12,400           450,740
    Pharmacia Corp.            3,000           123,690
                                           -----------
                                               574,430
                                           -----------


                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
RAILROADS -- 2.6%
    Burlington Northern
      Santa Fe Corp.          10,550       $   290,020
    Norfolk Southern
      Corp.@                   4,200            90,006
                                           -----------
                                               380,026
                                           -----------

  RETAIL & MERCHANDISING -- 11.3%
    Federated Department
      Stores, Inc.*            3,050           121,177
    Home Depot, Inc.           8,100           375,597
    Kohl's Corp.*@             6,100           449,569
    May Department Stores
      Co.                      5,800           201,144
    Sears, Roebuck & Co.       1,300            68,575
    Target Corp.               3,300           144,045
    Walgreen Co.               7,700           290,829
                                           -----------
                                             1,650,936
                                           -----------

  SEMICONDUCTORS -- 2.3%
    Intel Corp.               12,100           346,181
                                           -----------

  TELECOMMUNICATIONS -- 7.8%
    Corning, Inc.             15,700           105,033
    Nokia Corp. Cl-A
      [ADR]                   18,500           300,809
    Qwest Communications
      International, Inc.     30,600           153,918
    Sprint Corp.
      (PCS Group)*@           11,000           123,310
    Tellabs, Inc.*            11,300            95,937
    Vodafone Group PLC
      [ADR]                   17,400           281,880
    WorldCom, Inc.*           36,500            90,484
                                           -----------
                                             1,151,371
                                           -----------

  UTILITIES -- 3.8%
    Ameren Corp.@              4,300           179,568
    American Electric
      Power Co., Inc.@         3,900           178,620
    Consolidated Edison,
      Inc.@                    4,700           204,873
                                           -----------
                                               563,061
                                           -----------
TOTAL COMMON STOCK
  (Cost $15,146,618)                        14,274,856
                                           -----------

FOREIGN STOCK -- 1.1%
  AUTOMOTIVE PARTS
    Magna International,
      Inc. Cl-A -- (CAD)@
  (Cost $153,222)              2,100           155,169
                                           -----------

                              SHARES             VALUE
------------------------------------------------------
------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.6%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund              193,677       $   193,677
    Temporary Investment
      Fund                   193,676           193,676
                                           -----------
  (Cost $387,353)                              387,353
                                           -----------

TOTAL
  INVESTMENTS -- 100.6%
  (Cost $15,687,193)                        14,817,378
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.6%)                       (85,229)
                                           -----------
NET ASSETS -- 100.0%                       $14,732,149
                                           ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF INVESCO HEALTH SCIENCES FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
COMMON STOCK -- 96.1%
  BIOTECHNOLOGY HEALTHCARE -- 7.9%
    Amgen, Inc.*@              12,170       $   643,549
    Gilead Sciences, Inc.*     13,700           426,344
    IDEC Pharmaceutical
      Corp.*@                   6,840           375,858
    Medarex, Inc.*              6,420            65,099
                                            -----------
                                              1,510,850
                                            -----------

  HEALTHCARE SERVICES -- 20.5%
    First Health Group
      Corp.*@                  10,780           312,620
    HCA, Inc.@                 12,390           592,118
    Health Management
      Associates, Inc.
      Cl-A*                    11,100           236,874
    McKesson Corp.              6,100           246,379
    Medtronic, Inc.             9,200           411,148
    Quest Diagnostics,
      Inc.*                       600            55,158
    Tenet Healthcare
      Corp.*@                   8,660           635,384
    Triad Hospitals,
      Inc.*@                    6,900           289,800
    Trigon Healthcare,
      Inc.*                     2,900           291,914
    UnitedHealth Group,
      Inc.                      4,700           412,707
    Wellpoint Health
      Networks, Inc.*           5,800           435,464
                                            -----------
                                              3,919,566
                                            -----------

  MEDICAL EQUIPMENT & DEVICES -- 8.7%
    Laboratory Corp. of
      America Holdings*@        4,720           468,224
    St. Jude Medical,
      Inc.*                     6,760           562,500
    Varian Medical
      Systems, Inc.*           14,480           627,708
                                            -----------
                                              1,658,432
                                            -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 14.0%
    AmerisourceBergen
      Corp.@                   13,110         1,016,025
    Bard, (C.R.), Inc.          5,400           296,676
    Stryker Corp.@              3,500           187,285
    Wyeth                      12,840           731,880
    Zimmer Holdings, Inc.*     12,794           444,080
                                            -----------
                                              2,675,946
                                            -----------

  PHARMACEUTICALS -- 45.0%
    Abbott Laboratories        15,710           847,555
    Alcon, Inc. NY Reg.*        4,700           162,855
    Allergan, Inc.              8,720           574,735
    AstraZeneca PLC [ADR]       6,900           321,195
    Aventis SA [ADR]            2,800           197,820
    Bristol-Meyers Squibb
      Co.                       5,040           145,152
    Cardinal Health, Inc.@      9,080           628,790
    Forest Laboratories,
      Inc.*                    10,620           819,227
    Johnson & Johnson Co.      16,560         1,057,521
    King Pharmaceuticals,
      Inc.*@                   10,460           327,816
    Novartis AG [ADR]          14,500           608,565
    Pfizer, Inc.               22,780           828,053
    Pharmacia Corp.@           19,060           785,844
    Schering AG [ADR]@          3,900           237,354
    Schering-Plough Corp.       7,630           208,299
    Serono SA [ADR]            19,700           391,045
    Teva Pharmaceutical
      Industries Ltd.
      [ADR]                     7,480           418,955
                                            -----------
                                              8,560,781
                                            -----------

TOTAL COMMON STOCK
  (Cost $18,007,991)                         18,325,575
                                            -----------

FOREIGN STOCK -- 2.0%
  PHARMACEUTICALS
    Sanofi-Synthelabo
      SA -- (FRF)
  (Cost $432,207)               6,057           387,776
                                            -----------

UNIT INVESTMENT TRUST -- 0.2%
    Pharmaceutical HOLDRs
      Trust@
  (Cost $51,265)                  500            43,580
                                            -----------

                               SHARES             VALUE
-------------------------------------------------------
-------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.4%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund               134,610       $   134,610
    Temporary Investment
      Fund                    134,609           134,609
                                            -----------
  (Cost $269,219)                               269,219
                                            -----------

TOTAL INVESTMENTS -- 99.7%
  (Cost $18,760,682)                         19,026,150
OTHER ASSETS LESS LIABILITIES -- 0.3%            54,358
                                            -----------
NET ASSETS -- 100.0%                        $19,080,508
                                            ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN CORE VALUE FUND

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
COMMON STOCK -- 91.7%
  AEROSPACE -- 1.4%
    Goodrich, (B.F.)
      Corp.@                   2,775       $    88,578
    Lockheed Martin Corp.      1,275            80,198
    Raytheon Co.@              3,200           135,360
                                           -----------
                                               304,136
                                           -----------

  AUTOMOBILE MANUFACTURERS -- 1.2%
    Ford Motor Co.@              700            11,200
    General Motors Corp.@      3,900           250,185
                                           -----------
                                               261,385
                                           -----------

  AUTOMOTIVE PARTS -- 4.6%
    Autoliv, Inc.              3,100            68,510
    AutoNation, Inc.*          8,100           129,600
    Dana Corp.                 5,775           117,002
    Delphi Automotive
      Systems Corp.            9,175           142,671
    Eaton Corp.@               1,250           105,763
    Genuine Parts Co.          3,675           126,824
    Goodyear Tire &
      Rubber Co.@              5,175           115,144
    Lear Corp.*                2,025           104,105
    Magna International,
      Inc. Cl-A NY Reg.        1,400           103,446
                                           -----------
                                             1,013,065
                                           -----------

  BEVERAGES -- 0.3%
    Coca-Cola
      Enterprises, Inc.        2,850            55,917
                                           -----------

  BROADCASTING -- 0.2%
    Liberty Media Corp.
      Cl-A*@                   4,700            50,290
                                           -----------

  BUILDING MATERIALS -- 0.8%
    Masco Corp.@               2,825            79,383
    The Sherwin-Williams
      Co.                      3,125            96,031
                                           -----------
                                               175,414
                                           -----------

  BUSINESS SERVICES -- 0.1%
    Ingram Micro, Inc.
      Cl-A*                    1,900            28,234
                                           -----------

  CHEMICALS -- 4.2%
    Ashland, Inc.@             2,500           102,075
    Cabot Corp.                  700            20,860
    Dow Chemical Co.           6,850           217,830
    DuPont, (E.I.) de
      Nemours & Co.            6,300           280,350
    Eastman Chemical Co.         500            22,050
    Hercules, Inc.*            2,025            24,705
    PPG Industries, Inc.@      2,500           130,775
    Praxair, Inc.              1,225            69,948
    The Lubrizol Corp.         2,225            76,718
                                           -----------
                                               945,311
                                           -----------


                              SHARES             VALUE
------------------------------------------------------
------------------------------------------------------

  CLOTHING & APPAREL -- 0.9%
    Jones Apparel Group,
      Inc.*                    1,900       $    74,005
    Liz Claiborne, Inc.        2,950            92,306
    V.F. Corp.                   800            35,016
                                           -----------
                                               201,327
                                           -----------

  COMPUTER HARDWARE -- 1.3%
    Hewlett-Packard Co.@      11,500           196,650
    International
      Business Machines
      Corp.@                     535            44,812
    Quantum Corp.*             7,000            51,450
                                           -----------
                                               292,912
                                           -----------

  COMPUTER SERVICES & SOFTWARE -- 1.0%
    Electronic Data
      Systems Corp.@           2,000           108,520
    Tech Data Corp.*           2,375           112,433
                                           -----------
                                               220,953
                                           -----------

  CONGLOMERATES -- 2.2%
    Johnson Controls,
      Inc.                     1,350           116,438
    Philip Morris Co.,
      Inc.@                    6,900           375,567
                                           -----------
                                               492,005
                                           -----------

  CONSTRUCTION -- 1.2%
    Centex Corp.@              1,050            59,115
    KB Home Co.                2,100           104,685
    Pulte Corp.                2,100           111,720
                                           -----------
                                               275,520
                                           -----------

  CONSUMER PRODUCTS & SERVICES -- 3.0%
    3M Co.                        50             6,290
    Eastman Kodak Co.@         3,800           122,398
    Fortune Brands, Inc.       2,150           112,359
    Johnson & Johnson Co.        150             9,579
    Newell Rubbermaid,
      Inc.                     3,175            99,695
    Procter & Gamble Co.       1,800           162,468
    Snap-On, Inc.              1,250            39,600
    Whirlpool Corp.            1,575           118,046
                                           -----------
                                               670,435
                                           -----------

  CONTAINERS & PACKAGING -- 0.4%
    Bemis Co., Inc.@             775            41,253
    Owens-Illinois, Inc.*        450             7,209
    Smurfit-Stone
      Container Corp.*         3,150            51,156
                                           -----------
                                                99,618
                                           -----------


ASAF SANFORD BERNSTEIN CORE VALUE FUND

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
  6y
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Arrow Electronics,
      Inc.*@                   1,200       $    31,680
    Avnet, Inc.                1,375            35,228
    Hubbell, Inc. Cl-B         2,275            78,328
    Solectron Corp.*@         10,800            78,839
    Thomas & Betts Corp.@        675            15,863
                                           -----------
                                               239,938
                                           -----------
  ENTERTAINMENT & LEISURE -- 0.1%
    Disney, (Walt) Co.@          950            22,021
    Viacom, Inc. Cl-B*           200             9,420
                                           -----------
                                                31,441
                                           -----------

  FINANCIAL -- BANK & TRUST -- 15.6%
    AmSouth
      Bancorporation           6,225           141,370
    Bank of America
      Corp.@                   7,650           554,471
    Bank One Corp.             5,975           244,198
    Charter One
      Financial, Inc.          1,732            61,278
    Comerica, Inc.             2,375           149,269
    FleetBoston Financial
      Corp.@                   6,550           231,215
    Huntington
      Bancshares, Inc.         6,300           127,827
    J.P. Morgan Chase &
      Co.                      9,375           329,062
    KeyCorp                    5,550           156,011
    National City Corp.        5,825           181,740
    Regions Financial
      Corp.                    3,950           138,527
    Southtrust Corp.           2,850            76,038
    SunTrust Banks, Inc.       2,225           151,256
    U.S. Bancorp              10,250           242,925
    UnionBanCal Corp.          2,425           117,370
    Wachovia Corp.             8,325           316,682
    Wells Fargo & Co.          4,700           240,405
                                           -----------
                                             3,459,644
                                           -----------

  FINANCIAL SERVICES -- 11.0%
    American Express Co.         425            17,429
    Citigroup, Inc.           14,000           606,199
    Countrywide Credit
      Industries, Inc.         2,600           121,446
    Fannie Mae@                4,625           365,051
    Freddie Mac                2,300           150,305
    Golden West Financial
      Corp.                    2,125           145,329
    Goldman Sachs Group,
      Inc.@                    2,300           181,125

                              SHARES             VALUE
------------------------------------------------------
------------------------------------------------------
    Lehman Brothers
      Holdings, Inc.           2,725       $   160,775
    Merrill Lynch & Co.,
      Inc.@                    1,100            46,134
    Morgan Stanley Dean
      Witter & Co.@            5,400           257,688
    Union Planters Corp.       2,765           138,554
    Washington Mutual,
      Inc.                     6,712           253,244
                                           -----------
                                             2,443,279
                                           -----------

  FOOD -- 3.1%
    Archer-Daniels
      Midland Co.              8,601           114,135
    ConAgra Foods, Inc.@       5,825           142,712
    Heinz, (H.J.) Co.          2,975           124,920
    Kellogg Co.                1,625            58,370
    Sara Lee Corp.             5,675           120,197
    SUPERVALU, Inc.@           1,100            33,000
    Tyson Foods, Inc.@         7,530           105,571
                                           -----------
                                               698,905
                                           -----------

  FURNITURE -- 0.6%
    Leggett & Platt, Inc.      4,725           124,268
                                           -----------

  HEALTHCARE SERVICES -- 1.2%
    Aetna, Inc.*                 925            44,030
    Health Net, Inc.*          3,800           112,670
    Humana, Inc.*              7,300           119,355
                                           -----------
                                               276,055
                                           -----------

  HOTELS & MOTELS -- 0.6%
    Hilton Hotels Corp.        7,500           122,700
                                           -----------

  INDUSTRIAL PRODUCTS -- 0.5%
    Cooper Industries,
      Inc.@                    2,600           113,880
                                           -----------

  INSURANCE -- 5.1%
    Allstate Corp.             5,450           216,582
    American
      International
      Group, Inc.                273            18,870
    AON Corp.@                 3,450           123,269
    Chubb Corp.                2,000           153,399
    CIGNA Corp.                1,230           134,070
    MetLife, Inc.@             4,050           138,267
    MGIC Investment Corp.      1,900           135,584
    St. Paul Companies,
      Inc.                     2,775           138,223
    Torchmark Corp.              850            34,757
    XL Capital Ltd. Cl-A@        425            40,099
                                           -----------
                                             1,133,120
                                           -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
MACHINERY & EQUIPMENT -- 0.4%
    Black & Decker Corp.       1,850       $    90,058
    Briggs & Stratton
      Corp.                      100             4,215
                                           -----------
                                                94,273
                                           -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Abbott Laboratories          500            26,975
                                           -----------

  OFFICE EQUIPMENT -- 0.5%
    Pitney Bowes, Inc.         2,400           101,040
                                           -----------
  OIL & GAS -- 9.0%
    Amerada Hess Corp.@        1,400           107,632
    ChevronTexaco Corp.        5,472           474,477
    Conoco, Inc.               4,400           123,420
    Exxon Mobil Corp.         22,350           897,799
    Occidental Petroleum
      Corp.                    5,200           149,500
    Phillips Petroleum
      Co.                      2,125           127,096
    Valero Energy Corp.@       2,700           116,532
                                           -----------
                                             1,996,456
                                           -----------

  PAPER & FOREST PRODUCTS -- 2.5%
    Boise Cascade Corp.        2,150            72,821
    Georgia-Pacific Corp.      4,100           118,818
    International Paper
      Co.@                     4,525           187,470
    Louisiana-Pacific
      Corp.                    3,300            38,610
    MeadWestvaco Corp.         4,145           121,697
    Temple-Inland, Inc.          450            23,823
                                           -----------
                                               563,239
                                           -----------

  PHARMACEUTICALS -- 1.0%
    Bristol-Meyers Squibb
      Co.                        250             7,200
    Lilly, (Eli) & Co.           100             6,605
    Merck & Co., Inc.          3,300           179,322
    Pharmacia Corp.              950            39,169
                                           -----------
                                               232,296
                                           -----------

  PRINTING & PUBLISHING -- 0.5%
    Donnelley, (R.R.) &
      Sons Co.                 3,350           107,066
                                           -----------

  RAILROADS -- 1.3%
    Burlington Northern
      Santa Fe Corp.           5,325           146,384
    Norfolk Southern
      Corp.@                   1,400            30,002
    Union Pacific Corp.@       1,850           105,080
                                           -----------
                                               281,466
                                           -----------

                              SHARES             VALUE
------------------------------------------------------
------------------------------------------------------

  RESTAURANTS -- 0.6%
    McDonald's Corp.             400       $    11,360
    Wendy's
      International,
      Inc.@                    3,250           121,550
                                           -----------
                                               132,910
                                           -----------

  RETAIL & MERCHANDISING -- 2.0%
    Federated Department
      Stores, Inc.*            1,725            68,534
    May Department Stores
      Co.                      3,275           113,577
    Sears, Roebuck & Co.       3,075           162,206
    TJX Companies, Inc.@       2,475           107,861
                                           -----------
                                               452,178
                                           -----------

  TELECOMMUNICATIONS -- 7.8%
    AT&T Corp.                20,700           271,584
    BellSouth Corp.           10,100           306,535
    Corning, Inc.              6,100            40,809
    Nortel Networks Corp.
      NY Reg.                  7,400            25,160
    Qwest Communications
      International, Inc.     15,100            75,953
    SBC Communications,
      Inc.                    12,850           399,121
    Tellabs, Inc.*             9,900            84,051
    Verizon
      Communications,
      Inc.@                   11,250           451,238
    WorldCom, Inc.*           31,800            78,832
                                           -----------
                                             1,733,283
                                           -----------

  TRANSPORTATION -- 0.3%
    PACCAR, Inc.                 975            69,683
                                           -----------

  UTILITIES -- 4.0%
    Ameren Corp.@              3,125           130,500
    American Electric
      Power Co., Inc.@         2,975           136,255
    Cinergy Corp.@             3,250           115,473
    CMS Energy Corp.@            425             8,228
    Consolidated Edison,
      Inc.@                    3,475           151,474
    Entergy Corp.@             3,100           143,840
    Potomac Electric
      Power Co.                4,800           109,728
    Western Resources,
      Inc.                     2,100            36,519
    Wisconsin Energy
      Corp.@                     400            10,400
    Xcel Energy, Inc.@         1,750            44,503
                                           -----------
                                               886,920
                                           -----------
TOTAL COMMON STOCK
  (Cost $19,888,449)                        20,407,537
                                           -----------

ASAF SANFORD BERNSTEIN CORE VALUE FUND

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
vy
SHORT-TERM INVESTMENTS -- 7.9%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund              881,109       $   881,109
    Temporary Investment
      Fund                   881,109           881,109
                                           -----------
  (Cost $1,762,218)                          1,762,218
                                           -----------

TOTAL INVESTMENTS --99.6%
  (Cost $21,650,667)                        22,169,755

OTHER ASSETS LESS LIABILITIES -- 0.4%           86,811
                                           -----------
NET ASSETS -- 100.0%                       $22,256,566
                                           ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE TAX MANAGED FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
COMMON STOCK -- 98.5%
  ADVERTISING -- 4.5%
    Interpublic Group of
      Companies, Inc.           2,000       $   61,760
    Omnicom Group, Inc.         1,300          113,412
    TMP Worldwide, Inc.*        1,000           30,170
    WPP Group PLC*[ADR]         1,100           58,234
                                            ----------
                                               263,576
                                            ----------

  AEROSPACE -- 0.4%
    Boeing Co.                    500           22,300
                                            ----------

  BEVERAGES -- 3.7%
    Anheuser-Busch
      Companies, Inc.             700           37,100
    Coca-Cola Co.               1,900          105,469
    PepsiCo, Inc.               1,500           77,850
                                            ----------
                                               220,419
                                            ----------

  BROADCASTING -- 2.1%
    Clear Channel
      Communications,
      Inc.*                     2,100           98,595
    Univision
      Communications, Inc.
      Cl-A*                       600           23,976
                                            ----------
                                               122,571
                                            ----------

  BUSINESS SERVICES -- 2.9%
    Certegy, Inc.*                100            3,880
    Equifax, Inc.                 800           21,856
    First Data Corp.            1,100           87,439
    Paychex, Inc.                 700           26,131
    Robert Half
      International, Inc.*      1,300           34,138
                                            ----------
                                               173,444
                                            ----------

  CHEMICALS -- 0.9%
    Ecolab, Inc.                  900           39,519
    Valspar Corp.                 300           13,815
                                            ----------
                                                53,334
                                            ----------

  CLOTHING & APPAREL -- 0.8%
    Cintas Corp.                  600           31,062
    Nike, Inc. Cl-B               300           15,999
                                            ----------
                                                47,061
                                            ----------

  COMPUTER HARDWARE -- 0.8%
    Dell Computer Corp.*        1,400           36,876
    EMC Corp.*                    900            8,226
                                            ----------
                                                45,102
                                            ----------


                               SHARES            VALUE
------------------------------------------------------
------------------------------------------------------

  COMPUTER SERVICES & SOFTWARE -- 7.3%
    Automatic Data
      Processing, Inc.          1,000       $   50,840
    BMC Software, Inc.*         1,100           15,906
    Cisco Systems, Inc.*        5,800           84,970
    Computer Associates
      International, Inc.       1,400           26,040
    Intuit, Inc.*                 700           27,426
    Microsoft Corp.*            3,600          188,136
    Oracle Corp.*               4,100           41,164
                                            ----------
                                               434,482
                                            ----------

  CONSUMER PRODUCTS & SERVICES -- 5.8%
    Avon Products, Inc.           700           39,095
    Colgate-Palmolive Co.         800           42,408
    Gillette Co.                1,300           46,124
    Johnson & Johnson Co.       2,000          127,720
    Procter & Gamble Co.        1,000           90,260
                                            ----------
                                               345,607
                                            ----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    Broadcom Corp. Cl-A*          600           20,700
    General Electric Co.        4,800          151,440
    Molex, Inc.                 1,000           29,320
    Symbol Technologies,
      Inc.                      1,000            8,460
                                            ----------
                                               209,920
                                            ----------

  ENTERTAINMENT & LEISURE -- 5.8%
    AOL Time Warner, Inc.*      6,600          125,532
    Disney, (Walt) Co.          3,800           88,084
    Viacom, Inc. Cl-B*          2,700          127,170
                                            ----------
                                               340,786
                                            ----------

  FINANCIAL -- BANK & TRUST -- 4.5%
    Bank of New York Co.,
      Inc.                      1,600           58,544
    Mellon Financial Corp.      1,400           52,864
    Northern Trust Corp.          800           42,496
    State Street Corp.          1,100           56,221
    Wells Fargo & Co.           1,100           56,265
                                            ----------
                                               266,390
                                            ----------

  FINANCIAL SERVICES -- 11.1%
    AMBAC Financial Group,
      Inc.                        600           37,716
    American Express Co.        1,000           41,010
    Citigroup, Inc.             3,800          164,540
    Concord EFS, Inc.*          1,200           39,108
    Fannie Mae                  1,900          149,967
    Franklin Resources,
      Inc.                      1,400           58,660
    Freddie Mac                 2,200          143,770
    Schwab, (Charles)
      Corp.                     2,100           23,919
                                            ----------
                                               658,690
                                            ----------

  FOOD -- 1.9%
    General Mills, Inc.           800           35,240
    Sysco Corp.                 1,600           46,416
    Wrigley, (Wm., Jr.)
      Co.                         600           33,000
                                            ----------
                                               114,656
                                            ----------

  HEALTHCARE SERVICES -- 0.9%
    Cardinal Health, Inc.         400           27,700
    UnitedHealth Group,
      Inc.                        300           26,343
                                            ----------
                                                54,043
                                            ----------


ASAF T. ROWE PRICE TAX MANAGED FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
  4y
INSURANCE -- 3.2%
    American International
      Group, Inc.               1,557       $  107,620
    Marsh & McLennan
      Companies, Inc.             800           80,864
                                            ----------
                                               188,484
                                            ----------
  INTERNET SERVICES -- 0.1%
    VeriSign, Inc.*               400            3,700
                                            ----------
  MACHINERY & EQUIPMENT -- 0.2%
    Illinois Tool Works,
      Inc.                        200           14,420
                                            ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 4.1%
    Abbott Laboratories         1,300           70,135
    Amgen, Inc.*                  700           37,016
    Baxter International,
      Inc.                        600           34,140
    Guidant Corp.*              1,000           37,600
    Medtronic, Inc.             1,400           62,566
                                            ----------
                                               241,457
                                            ----------
  PAPER & FOREST PRODUCTS -- 0.7%
    Kimberly-Clark Corp.          600           39,072
                                            ----------
  PERSONAL SERVICES -- 1.1%
    Apollo Group, Inc.
      Cl-A*                       900           34,506
    DeVry, Inc.*                1,100           29,139
                                            ----------
                                                63,645
                                            ----------
  PHARMACEUTICALS -- 14.3%
    AstraZeneca Group PLC
      [ADR]                     1,500           69,825
    Bristol-Meyers Squibb
      Co.                       1,500           43,200
    GlaxoSmithKline PLC
      [ADR]                     2,000           96,100
    Lilly, (Eli) & Co.          1,100           72,655
    Merck & Co., Inc.           2,100          114,114
    Pfizer, Inc.                5,900          214,465
    Pharmacia Corp.             1,800           74,214
    Schering-Plough Corp.       2,400           65,520
    Wyeth                       1,600           91,200
                                            ----------
                                               841,293
                                            ----------
  PRINTING & PUBLISHING -- 1.1%
    McGraw-Hill Co., Inc.       1,000           63,990
                                            ----------
  RESTAURANTS -- 0.3%
    Starbucks Corp.*              900           20,538
                                            ----------
  RETAIL & MERCHANDISING -- 7.2%
    Bed Bath & Beyond,
      Inc.*                       500           18,585
    CVS Corp.                     700           23,436

                               SHARES            VALUE
------------------------------------------------------
------------------------------------------------------
    Dollar General Corp.        1,900       $   29,925
    Family Dollar Stores,
      Inc.                      1,000           34,600
    Home Depot, Inc.            1,600           74,192
    Tiffany & Co.               1,100           43,725
    Wal-Mart Stores, Inc.       2,500          139,650
    Walgreen Co.                1,100           41,547
    Williams-Sonoma, Inc.*        400           23,044
                                            ----------
                                               428,704
                                            ----------
  SEMICONDUCTORS -- 7.8%
    Altera Corp.*               2,300           47,288
    Analog Devices, Inc.*       1,400           51,744
    Applied Materials,
      Inc.*                     1,000           24,320
    Applied Micro Circuits
      Corp.*                    2,400           16,200
    Intel Corp.                 4,100          117,301
    Linear Technology
      Corp.                     1,400           54,404
    Maxim Integrated
      Products, Inc.*           1,100           54,780
    Texas Instruments,
      Inc.                      1,600           49,488
    Xilinx, Inc.*               1,300           49,088
                                            ----------
                                               464,613
                                            ----------
  TELECOMMUNICATIONS -- 0.9%
    Corning, Inc.               1,700           11,373
    Ericsson, (L.M.)
      Telephone Co. [ADR]       3,400            8,466
    JDS Uniphase Corp.*         2,500           10,850
    Nokia Corp. Cl-A [ADR]        900           14,634
    Vodafone Group PLC
      [ADR]                       500            8,100
                                            ----------
                                                53,423
                                            ----------
  TRANSPORTATION -- 0.6%
    Expeditors
      International of
      Washington, Inc.            600           34,722
                                            ----------

TOTAL INVESTMENTS -- 98.5%
  (Cost $6,052,804)                          5,830,442
OTHER ASSETS LESS LIABILITIES -- 1.5%           88,849
                                            ----------
NET ASSETS -- 100.0%                        $5,919,291
                                            ==========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DEFINITION OF ABBREVIATIONS AND ANNOTATIONS
--------------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
ADR    --   American Depositary Receipt
CVT    --   Convertible Security
GDR    --   Global Depositary Receipt
IO     --   Interest Only
PIK    --   Payment in Kind Security
REIT   --   Real Estate Investment Trust
STEP   --   Stepped Coupon Bond(1)
TBA    --   To be Announced Security
TIPS   --   Treasury Inflation Protection Securities
TRCRS  --   Tracer Bond
ZCB    --   Zero Coupon Bond(1)
(1) Rates shown are the effective yields at purchase
    date.
COUNTRIES/CURRENCIES:
AUD    --   Australia/Australian Dollar
CAD    --   Canada/Canadian Dollar
CHF    --   Switzerland/Swiss Franc
DEM    --   Germany/Euro Dollar
DKK    --   Denmark/Danish Krona
EUR    --   Europe/Euro Dollar
FRF    --   France/Euro Dollar
GBP    --   United Kingdom/British Pound
HKD    --   Hong Kong/Hong Kong Dollar
IEP    --   Ireland/Euro Dollar
ISL    --   Israel/Israeli Shekel
JPY    --   Japan/Japanese Yen
KOR    --   Korea/Korean Won
MXP    --   Mexico/Mexican Peso
NLG    --   Netherlands/Euro Dollar
NOK    --   Norway/Norwegian Krone
SEK    --   Sweden/Swedish Krona

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

Unless otherwise noted, all stocks are common stock.
*    Non-income producing security.
**   Closed-end fund.
+    Illiquid security.
!    Maturity date reflects the next interest rate change date.
!!   Defaulted security.
144A Security was purchased pursuant to Rule 144A under the securities Act of
     1933 and may not be resold subject to that rule except to qualified institutional buyers.
@    All or a portion of the security was on loan. (See Note 2)

APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                               ASAF                                          ASAF
                                             FOUNDERS          ASAF           ASAF         AMERICAN         ASAF
                                          INTERNATIONAL        PBHG         GABELLI        CENTURY       FEDERATED
                                              SMALL         SMALL-CAP      SMALL-CAP      STRATEGIC      HIGH YIELD
                                          CAPITALIZATION      GROWTH         VALUE         BALANCED         BOND
                                               FUND            FUND           FUND           FUND           FUND
                                          --------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Securities at Value (A)   $ 73,819,400    $172,618,492   $233,551,138   $170,378,465   $159,457,189
  Collateral Received for Securities
    Lent                                             --      40,461,970     40,120,583     26,892,162             --
  Cash                                            8,795       1,783,496             --         34,045          3,409
  Foreign Currency (B)                                2              --             --             --             --
  Receivable For:
    Securities Sold                                  --       2,474,438      1,557,031        549,218        439,984
    Dividends and Interest                      183,724          33,383        128,271        748,042      3,426,359
    Future Variation Margin                          --              --         91,800         12,300             --
    Fund Shares Sold                          4,478,310       1,371,633      2,724,439         75,442      1,419,819
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                      --              --             --             --             --
  Receivable from Investment Manager             27,236              --             --             --             --
  Deferred Organization Costs                     3,547           3,547          3,547          3,547          3,547
  Prepaid Expenses                               39,508          31,393         41,699         41,694         52,549
                                           ------------    ------------   ------------   ------------   ------------
      Total Assets                           78,560,522     218,778,352    278,218,508    198,734,915    164,802,856
                                           ------------    ------------   ------------   ------------   ------------
LIABILITIES:
  Cash Overdraft                                     --              --         11,607             --             --
  Written Options Outstanding, at Value              --              --             --             --             --
  Payable to Investment Manager                      --          57,505        129,465         64,781         64,079
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                      --              --             --             --             --
  Payable Upon Return of Securities Lent             --      40,461,970     40,120,583     26,892,162             --
  Payable For:
    Securities Purchased                             --       2,863,200      3,622,270             --      1,587,045
    Fund Shares Redeemed                         78,077         426,510        343,468        476,186      2,626,628
    Distribution Fees                            54,677         129,024        165,805        127,513        119,634
    Accrued Expenses and Other
      Liabilities                               448,013         105,424        133,475        131,273        180,727
    Accrued Dividends                                --              --             --             --        947,487
                                           ------------    ------------   ------------   ------------   ------------
      Total Liabilities                         580,767      44,043,633     44,526,673     27,691,915      5,525,600
                                           ------------    ------------   ------------   ------------   ------------
NET ASSETS                                 $ 77,979,755    $174,734,719   $233,691,835   $171,043,000   $159,277,256
                                           ============    ============   ============   ============   ============
COMPONENTS OF NET ASSETS
  Capital Stock                            $      8,227    $     15,122   $     19,579   $     14,831   $     22,390
  Additional Paid-In Capital                165,641,344     274,266,296    204,419,406    184,963,986    200,572,221
  Undistributed Net Investment Income
    (Loss)                                     (480,094)     (1,733,751)    (1,021,727)       626,595       (136,616)
  Accumulated Net Realized Gain (Loss)
    on Investments                          (86,849,057)   (119,191,748)     1,471,456    (16,942,948)   (22,979,386)
  Net Unrealized Appreciation
    (Depreciation) on Investments              (340,665)     21,378,800     28,803,121      2,380,536    (18,201,353)
                                           ------------    ------------   ------------   ------------   ------------
NET ASSETS                                 $ 77,979,755    $174,734,719   $233,691,835   $171,043,000   $159,277,256
                                           ============    ============   ============   ============   ============
(A) Investments at Cost                    $ 74,163,505    $151,239,692   $204,720,067   $167,905,529   $177,658,542
                                           ============    ============   ============   ============   ============
(B) Foreign Currency at Cost               $          2    $         --   $         --   $         --   $         --
                                           ============    ============   ============   ============   ============
(C) Premiums Received for Written
  Options                                  $         --    $         --   $         --   $         --   $         --
                                           ============    ============   ============   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                               ASAF                                       ASAF
                                             FOUNDERS         ASAF          ASAF        AMERICAN        ASAF
                                          INTERNATIONAL       PBHG         GABELLI       CENTURY      FEDERATED
                                              SMALL         SMALL-CAP     SMALL-CAP     STRATEGIC    HIGH YIELD
                                          CAPITALIZATION     GROWTH         VALUE       BALANCED        BOND
                                               FUND           FUND          FUND          FUND          FUND
                                          --------------   -----------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                      $20,370,049     $41,605,999   $54,783,552   $37,433,381   $26,978,953
                                           -----------     -----------   -----------   -----------   -----------
           Shares Outstanding                2,114,901       3,537,911     4,514,033     3,238,139     3,790,475
                                           -----------     -----------   -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per Share    $      9.63     $     11.76   $     12.14   $     11.56   $      7.12
                                           ===========     ===========   ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                    94 1/4%         94 1/4%       94 1/4%       94 1/4%       95 3/4%
                                           -----------     -----------   -----------   -----------   -----------
           Offering Price Per Share*       $     10.22     $     12.48   $     12.88   $     12.27   $      7.44
                                           ===========     ===========   ===========   ===========   ===========
  Class B: Net Assets                      $33,181,800     $82,316,836   $98,546,650   $83,880,387   $94,769,190
                                           -----------     -----------   -----------   -----------   -----------
           Shares Outstanding                3,516,848       7,164,519     8,285,041     7,276,433    13,325,633
                                           -----------     -----------   -----------   -----------   -----------
           Net Asset Value, Offering and
             Redemption Price Per Share    $      9.44     $     11.49   $     11.89   $     11.53   $      7.11
                                           ===========     ===========   ===========   ===========   ===========
  Class C: Net Assets                      $16,535,746     $32,548,287   $50,765,543   $29,654,671   $22,400,328
                                           -----------     -----------   -----------   -----------   -----------
           Shares Outstanding                1,759,199       2,830,383     4,272,658     2,573,399     3,146,564
                                           -----------     -----------   -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per Share    $      9.40     $     11.50   $     11.88   $     11.52   $      7.12
                                           ===========     ===========   ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                        99%             99%           99%           99%           99%
                                           -----------     -----------   -----------   -----------   -----------
           Offering Price Per Share        $      9.49     $     11.62   $     12.00   $     11.64   $      7.19
                                           ===========     ===========   ===========   ===========   ===========
  Class X: Net Assets                      $ 7,892,160     $18,263,597   $29,596,090   $20,074,561   $15,128,785
                                           -----------     -----------   -----------   -----------   -----------
           Shares Outstanding                  837,001       1,589,087     2,488,109     1,742,417     2,128,220
                                           -----------     -----------   -----------   -----------   -----------
           Net Asset Value, Offering and
             Redemption Price Per Share    $      9.43     $     11.49   $     11.90   $     11.52   $      7.11
                                           ===========     ===========   ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                           ASAF
                                                            ASAF           ASAF            ASAF         NEUBERGER
                                             ASAF         ALLIANCE        JANUS          MARSICO          BERMAN
                                           ALLIANCE      GROWTH AND      OVERSEAS        CAPITAL         MID-CAP
                                            GROWTH         INCOME         GROWTH          GROWTH          GROWTH
                                             FUND           FUND           FUND            FUND            FUND
                                         ------------   ------------   ------------   --------------   ------------
ASSETS:
  Investments in Securities at Value
    (A)                                  $116,644,703   $343,791,484   $224,947,068   $  748,808,557   $225,417,978
  Collateral Received for Securities
    Lent                                   27,473,389     39,961,696             --      101,680,801     99,761,967
  Cash                                      2,467,793            818        108,109               --             --
  Foreign Currency (B)                             --             --             --               --             --
  Receivable For:
    Securities Sold                           807,194      7,910,516      7,001,352        6,238,949      3,059,007
    Dividends and Interest                     19,263        249,958        923,515          229,759         36,968
    Future Variation Margin                        --             --             --               --             --
    Fund Shares Sold                           63,131        496,002         36,057        2,976,862      2,483,640
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                    --             --      2,988,776               --             --
  Receivable from Investment Manager               --             --             --               --             --
  Deferred Organization Costs                      --             --             --               --             --
  Prepaid Expenses                             31,211         58,031         19,466            6,864         20,817
                                         ------------   ------------   ------------   --------------   ------------
      Total Assets                        147,506,684    392,468,505    236,024,343      859,941,792    330,780,377
                                         ------------   ------------   ------------   --------------   ------------
LIABILITIES:
  Cash Overdraft                                   --             --             --            2,970        407,132
  Written Options Outstanding, at Value            --             --             --               --             --
  Payable to Investment Manager                64,623        147,635        133,452          507,769        198,584
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                    --             --      2,436,328               --             --
  Payable Upon Return of Securities
    Lent                                   27,473,389     39,961,696             --      101,680,801     99,761,967
  Payable For:
    Securities Purchased                    1,253,208      6,001,578      1,150,385        5,883,696      1,806,757
    Fund Shares Redeemed                      502,977        659,390        593,798        1,103,791        366,469
    Distribution Fees                          92,287        264,581        173,876          553,664        168,198
    Accrued Expenses and Other
      Liabilities                             151,353        177,090        343,804          500,485        281,728
    Accrued Dividends                              --             --             --               --             --
                                         ------------   ------------   ------------   --------------   ------------
      Total Liabilities                    29,537,837     47,211,970      4,831,643      110,233,176    102,990,835
                                         ------------   ------------   ------------   --------------   ------------
NET ASSETS                               $117,968,847   $345,256,535   $231,192,700   $  749,708,616   $227,789,542
                                         ============   ============   ============   ==============   ============
COMPONENTS OF NET ASSETS
  Capital Stock                          $     13,070   $     28,837   $     22,390   $       60,420   $     16,719
  Additional Paid-In Capital              188,484,410    360,868,910    371,501,760      863,322,613    375,411,887
  Undistributed Net Investment Income
    (Loss)                                   (911,654)      (356,725)        50,817       (5,520,859)    (2,240,177)
  Accumulated Net Realized Gain (Loss)
    on Investments                        (67,374,411)   (22,173,117)  (147,168,853)    (220,493,287)  (167,882,867)
  Net Unrealized Appreciation
    (Depreciation) on Investments          (2,242,568)     6,888,630      6,786,586      112,339,729     22,483,980
                                         ------------   ------------   ------------   --------------   ------------
NET ASSETS                               $117,968,847   $345,256,535   $231,192,700   $  749,708,616   $227,789,542
                                         ============   ============   ============   ==============   ============
(A) Investments at Cost                  $118,887,271   $336,902,854   $218,727,391   $  636,469,002   $202,933,998
                                         ============   ============   ============   ==============   ============
(B) Foreign Currency at Cost             $         --   $         --   $         --   $           --   $         --
                                         ============   ============   ============   ==============   ============
(C) Premiums Received for Written
  Options                                $         --   $         --   $         --   $           --   $         --
                                         ============   ============   ============   ==============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                      ASAF
                                                          ASAF          ASAF           ASAF        NEUBERGER
                                           ASAF         ALLIANCE        JANUS        MARSICO         BERMAN
                                         ALLIANCE      GROWTH AND     OVERSEAS       CAPITAL        MID-CAP
                                          GROWTH         INCOME        GROWTH         GROWTH         GROWTH
                                           FUND           FUND          FUND           FUND           FUND
                                        -----------   ------------   -----------   ------------   ------------
NET ASSET VALUE:
  Class A: Net Assets                   $28,117,108   $ 72,561,323   $53,793,473   $152,892,156   $ 56,046,734
                                        -----------   ------------   -----------   ------------   ------------
           Shares Outstanding             3,064,858      5,994,714     5,152,136     12,142,069      4,056,553
                                        -----------   ------------   -----------   ------------   ------------
           Net Asset Value and
             Redemption Price Per
             Share                      $      9.17   $      12.10   $     10.44   $      12.59   $      13.82
                                        ===========   ============   ===========   ============   ============
             Divided by (1 - Maximum
               Sales Charge)                 94 1/4%        94 1/4%       94 1/4%        94 1/4%        94 1/4%
                                        -----------   ------------   -----------   ------------   ------------
           Offering Price Per Share*    $      9.73   $      12.84   $     11.08   $      13.36   $      14.66
                                        ===========   ============   ===========   ============   ============
  Class B: Net Assets                   $53,279,889   $162,274,526   $99,536,538   $363,427,256   $109,040,170
                                        -----------   ------------   -----------   ------------   ------------
           Shares Outstanding             5,926,703     13,585,149     9,677,707     29,382,738      8,038,783
                                        -----------   ------------   -----------   ------------   ------------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                      $      8.99   $      11.94   $     10.29   $      12.37   $      13.56
                                        ===========   ============   ===========   ============   ============
  Class C: Net Assets                   $22,597,796   $ 73,523,435   $51,027,200   $175,962,756   $ 42,533,370
                                        -----------   ------------   -----------   ------------   ------------
           Shares Outstanding             2,521,690      6,161,108     4,951,894     14,241,888      3,135,202
                                        -----------   ------------   -----------   ------------   ------------
           Net Asset Value and
             Redemption Price Per
             Share                      $      8.96   $      11.93   $     10.30   $      12.36   $      13.57
                                        ===========   ============   ===========   ============   ============
             Divided by (1 - Maximum
               Sales Charge)                     99%            99%           99%            99%            99%
                                        -----------   ------------   -----------   ------------   ------------
           Offering Price Per Share     $      9.05   $      12.05   $     10.40   $      12.48   $      13.71
                                        ===========   ============   ===========   ============   ============
  Class X: Net Assets                   $13,974,054   $ 36,897,251   $26,835,489   $ 57,426,448   $ 20,169,268
                                        -----------   ------------   -----------   ------------   ------------
           Shares Outstanding             1,556,976      3,094,761     2,608,465      4,651,476      1,487,732
                                        -----------   ------------   -----------   ------------   ------------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                      $      8.98   $      11.92   $     10.29   $      12.35   $      13.56
                                        ===========   ============   ===========   ============   ============

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                              ASAF                           ASAF           ASAF
                                           NEUBERGER         ASAF          SANFORD          MFS            ASAF
                                             BERMAN         STRONG        BERNSTEIN        GROWTH          DeAM
                                            MID-CAP      INTERNATIONAL     MANAGED          WITH        SMALL-CAP
                                             VALUE          EQUITY        INDEX 500        INCOME         GROWTH
                                              FUND           FUND            FUND           FUND           FUND
                                          ------------   -------------   ------------   ------------   ------------
ASSETS:
  Investments in Securities at Value (A)  $255,491,808   $ 46,528,830    $145,519,326   $ 49,435,145   $ 54,319,294
  Collateral Received for Securities
    Lent                                    77,864,397             --      34,437,723     11,198,425      7,803,210
  Cash                                         747,261      5,753,886           5,583             --      5,193,906
  Foreign Currency (B)                              --             --              --             --             --
  Receivable For:
    Securities Sold                                 --             --         737,655        234,143             --
    Dividends and Interest                     106,275        182,345         111,400         41,081         21,316
    Future Variation Margin                         --             --              --             --        127,500
    Fund Shares Sold                           938,022      2,739,019         304,910         52,053      1,146,153
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                     --             --              --             --             --
  Receivable from Investment Manager                --             --              --             --             --
  Deferred Organization Costs                       --             --              --             --             --
  Prepaid Expenses                              52,670         44,119          29,395         25,228         60,960
                                          ------------   ------------    ------------   ------------   ------------
      Total Assets                         335,200,433     55,248,199     181,145,992     60,986,075     68,672,339
                                          ------------   ------------    ------------   ------------   ------------
LIABILITIES:
  Cash Overdraft                                    --             --              --         23,006             --
  Written Options Outstanding, at Value             --             --              --             --             --
  Payable to Investment Manager                195,676         13,761          55,396         19,971         34,776
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                     --             --              --             --             --
  Payable Upon Return of Securities Lent    77,864,397             --      34,437,723     11,198,425      7,803,210
  Payable For:
    Securities Purchased                     6,618,168             --              --        636,873             --
    Fund Shares Redeemed                       955,133        266,001         209,060         52,243         66,610
    Distribution Fees                          176,313         36,367         112,344         36,076         41,870
    Accrued Expenses and Other
      Liabilities                              107,920        125,363         108,253         79,975        108,602
    Accrued Dividends                                0             --              --             --             --
                                          ------------   ------------    ------------   ------------   ------------
      Total Liabilities                     85,917,607        441,492      34,922,776     12,046,569      8,055,068
                                          ------------   ------------    ------------   ------------   ------------
NET ASSETS                                $249,282,826   $ 54,806,707    $146,223,216   $ 48,939,506   $ 60,617,271
                                          ============   ============    ============   ============   ============
COMPONENTS OF NET ASSETS
  Capital Stock                           $     16,245   $      9,076    $     17,440   $      6,008   $     12,682
  Additional Paid-In Capital               220,883,346     78,072,209     166,960,208     59,318,620     95,234,482
  Undistributed Net Investment Income
    (Loss)                                    (783,623)      (331,926)       (166,547)      (179,616)      (458,564)
  Accumulated Net Realized Gain (Loss)
    on Investments                           4,201,625    (23,892,370)    (12,427,759)   (11,133,811)   (36,651,020)
  Net Unrealized Appreciation
    (Depreciation) on Investments           24,965,233        949,718      (8,160,126)       928,305      2,479,691
                                          ------------   ------------    ------------   ------------   ------------
NET ASSETS                                $249,282,826   $ 54,806,707    $146,223,216   $ 48,939,506   $ 60,617,271
                                          ============   ============    ============   ============   ============
(A) Investments at Cost                   $230,526,575   $ 45,583,203    $153,679,452   $ 48,507,023   $ 52,012,103
                                          ============   ============    ============   ============   ============
(B) Foreign Currency at Cost              $         --   $         --    $         --   $         --   $         --
                                          ============   ============    ============   ============   ============
(C) Premiums Received for Written
  Options                                 $         --   $         --    $         --   $         --   $         --
                                          ============   ============    ============   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                          ASAF          ASAF
                                          NEUBERGER         ASAF          SANFORD         MFS          ASAF
                                            BERMAN         STRONG        BERNSTEIN      GROWTH         DEAM
                                           MID-CAP      INTERNATIONAL     MANAGED        WITH        SMALL-CAP
                                            VALUE          EQUITY        INDEX 500      INCOME        GROWTH
                                             FUND           FUND           FUND          FUND          FUND
                                         ------------   -------------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                    $ 57,577,068    $17,859,340    $32,384,414   $12,741,793   $19,481,632
                                         ------------    -----------    -----------   -----------   -----------
           Shares Outstanding               3,705,328      2,930,628      3,827,210     1,550,366     4,042,448
                                         ------------    -----------    -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per Share  $      15.54    $      6.09    $      8.46   $      8.22   $      4.82
                                         ============    ===========    ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                   94 1/4%        94 1/4%        94 1/4%       94 1/4%       94 1/4%
                                         ------------    -----------    -----------   -----------   -----------
           Offering Price Per Share*     $      16.49    $      6.46    $      8.98   $      8.72   $      5.11
                                         ============    ===========    ===========   ===========   ===========
  Class B: Net Assets                    $122,364,539    $19,691,830    $68,728,231   $22,567,192   $25,281,432
                                         ------------    -----------    -----------   -----------   -----------
           Shares Outstanding               8,002,872      3,272,006      8,218,061     2,779,107     5,312,593
                                         ------------    -----------    -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $      15.29    $      6.02    $      8.36   $      8.12   $      4.76
                                         ============    ===========    ===========   ===========   ===========
  Class C: Net Assets                    $ 47,625,029    $12,468,887    $37,302,016   $ 9,719,048   $11,562,038
                                         ------------    -----------    -----------   -----------   -----------
           Shares Outstanding               3,113,394      2,078,355      4,459,973     1,196,954     2,427,129
                                         ------------    -----------    -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per Share  $      15.30    $      6.00    $      8.36   $      8.12   $      4.76
                                         ============    ===========    ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                       99%            99%            99%           99%           99%
                                         ------------    -----------    -----------   -----------   -----------
           Offering Price Per Share      $      15.45    $      6.06    $      8.44   $      8.20   $      4.81
                                         ============    ===========    ===========   ===========   ===========
  Class X: Net Assets                    $ 21,716,190    $ 4,786,650    $ 7,808,555   $ 3,911,473   $ 4,292,169
                                         ------------    -----------    -----------   -----------   -----------
           Shares Outstanding               1,423,007        794,873        935,043       481,667       900,071
                                         ------------    -----------    -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $      15.26    $      6.02    $      8.35   $      8.12   $      4.77
                                         ============    ===========    ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                             ASAF           ASAF                          ASAF           ASAF
                                            ALGER         GABELLI          ASAF          JANUS         PROFUND
                                           ALL-CAP        ALL-CAP        INVESCO        MID-CAP        MANAGED
                                            GROWTH         VALUE        TECHNOLOGY       GROWTH          OTC
                                             FUND           FUND           FUND           FUND           FUND
                                         ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Securities at Value
    (A)                                  $ 36,312,764   $ 95,703,695   $ 27,408,441   $ 22,915,260   $ 30,159,221
  Collateral Received for Securities
    Lent                                   13,939,289     27,217,325     10,544,974      9,190,067     10,083,853
  Cash                                             --             --      1,030,787         49,450      2,646,010
  Foreign Currency (B)                             --             --             --             --             --
  Receivable For:
    Securities Sold                           725,185        269,169        300,419         42,637             --
    Dividends and Interest                      8,497         81,731          6,609          4,013          4,355
    Future Variation Margin                        --             --             --             --        217,400
    Fund Shares Sold                           49,738        321,797         52,639         43,075        101,137
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                    --             --             --             --             --
  Receivable from Investment Manager               --             --             --             --             --
  Deferred Organization Costs                      --             --             --             --             --
  Prepaid Expenses                             29,729         34,496         37,542         32,655         46,601
                                         ------------   ------------   ------------   ------------   ------------
      Total Assets                         51,065,202    123,628,213     39,381,411     32,277,157     43,258,577
                                         ------------   ------------   ------------   ------------   ------------
LIABILITIES:
  Cash Overdraft                                   33          1,588             --             --             --
  Written Options Outstanding, at Value            --             --         38,355             --             --
  Payable to Investment Manager                16,663         50,836         14,500          6,934         14,319
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                    --             --             --             --             --
  Payable Upon Return of Securities
    Lent                                   13,939,289     27,217,325     10,544,974      9,190,067     10,083,853
  Payable For:
    Securities Purchased                      935,295      2,038,675        841,232        211,515              6
    Fund Shares Redeemed                       30,664         58,863         64,027         16,252        183,682
    Distribution Fees                          26,752         68,436         20,880         15,910         25,777
    Accrued Expenses and Other
      Liabilities                              45,484         51,616         71,213         47,031         67,146
    Accrued Dividends                              --             --             --             --             --
                                         ------------   ------------   ------------   ------------   ------------
      Total Liabilities                    14,994,180     29,487,339     11,595,181      9,487,709     10,374,783
                                         ------------   ------------   ------------   ------------   ------------
NET ASSETS                               $ 36,071,022   $ 94,140,874   $ 27,786,230   $ 22,789,448   $ 32,883,794
                                         ============   ============   ============   ============   ============
COMPONENTS OF NET ASSETS
  Capital Stock                          $      5,693   $      9,599   $      9,327   $      5,966   $     14,515
  Additional Paid-In Capital               47,417,876     98,083,010     64,489,629     44,853,654     75,501,649
  Undistributed Net Investment Income
    (Loss)                                   (300,591)      (291,221)      (340,674)      (193,743)      (370,408)
  Accumulated Net Realized Gain (Loss)
    on Investments                        (11,405,472)    (1,234,323)   (28,338,566)   (21,585,977)   (27,432,173)
  Net Unrealized Appreciation
    (Depreciation) on Investments             353,516     (2,426,191)    (8,033,486)      (290,452)   (14,829,789)
                                         ------------   ------------   ------------   ------------   ------------
NET ASSETS                               $ 36,071,022   $ 94,140,874   $ 27,786,230   $ 22,789,448   $ 32,883,794
                                         ============   ============   ============   ============   ============
(A) Investments at Cost                  $ 35,959,248   $ 98,129,886   $ 35,497,673   $ 23,205,712   $ 43,373,394
                                         ============   ============   ============   ============   ============
(B) Foreign Currency at Cost             $         --   $         --   $         --   $         --   $         --
                                         ============   ============   ============   ============   ============
(C) Premiums Received for Written
  Options                                $         --   $         --   $    (94,102)  $         --   $         --
                                         ============   ============   ============   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                              ASAF          ASAF                        ASAF         ASAF
                                              ALGER        GABELLI        ASAF         JANUS        PROFUND
                                             ALL-CAP       ALL-CAP       INVESCO      MID-CAP       MANAGED
                                             GROWTH         VALUE      TECHNOLOGY      GROWTH         OTC
                                              FUND          FUND          FUND          FUND         FUND
                                           -----------   -----------   -----------   ----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                      $ 8,431,539   $22,267,554   $ 8,097,965   $6,985,869   $ 7,754,646
                                           -----------   -----------   -----------   ----------   -----------
           Shares Outstanding                1,325,000     2,258,261     2,690,143    1,819,924     3,409,119
                                           -----------   -----------   -----------   ----------   -----------
           Net Asset Value and Redemption
             Price Per Share               $      6.36   $      9.86   $      3.01   $     3.84   $      2.27
                                           ===========   ===========   ===========   ==========   ===========
             Divided by (1 - Maximum
               Sales Charge)                    94 1/4%       94 1/4%       94 1/4%      94 1/4%       94 1/4%
                                           -----------   -----------   -----------   ----------   -----------
           Offering Price Per Share*       $      6.75   $     10.46   $      3.19   $     4.07   $      2.41
                                           ===========   ===========   ===========   ==========   ===========
  Class B: Net Assets                      $13,581,677   $41,261,313   $10,782,019   $9,780,586   $14,651,732
                                           -----------   -----------   -----------   ----------   -----------
           Shares Outstanding                2,147,136     4,213,825     3,644,631    2,564,745     6,473,988
                                           -----------   -----------   -----------   ----------   -----------
           Net Asset Value, Offering and
             Redemption Price Per Share    $      6.33   $      9.79   $      2.96   $     3.81   $      2.26
                                           ===========   ===========   ===========   ==========   ===========
  Class C: Net Assets                      $11,929,384   $24,886,601   $ 7,139,879   $4,873,217   $ 9,469,342
                                           -----------   -----------   -----------   ----------   -----------
           Shares Outstanding                1,883,896     2,542,039     2,398,799    1,279,534     4,188,222
                                           -----------   -----------   -----------   ----------   -----------
           Net Asset Value and Redemption
             Price Per Share               $      6.33   $      9.79   $      2.98   $     3.81   $      2.26
                                           ===========   ===========   ===========   ==========   ===========
             Divided by (1 - Maximum
               Sales Charge)                        99%           99%           99%          99%           99%
                                           -----------   -----------   -----------   ----------   -----------
           Offering Price Per Share        $      6.39   $      9.89   $      3.01   $     3.85   $      2.28
                                           ===========   ===========   ===========   ==========   ===========
  Class X: Net Assets                      $ 2,128,422   $ 5,725,406   $ 1,766,367   $1,149,776   $ 1,008,074
                                           -----------   -----------   -----------   ----------   -----------
           Shares Outstanding                  336,656       585,174       593,908      302,309       444,570
                                           -----------   -----------   -----------   ----------   -----------
           Net Asset Value, Offering and
             Redemption Price Per Share    $      6.32   $      9.78   $      2.97   $     3.80   $      2.27
                                           ===========   ===========   ===========   ==========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                             ASAF                         ASAF          ASAF
                                                          ALLIANCE/         ASAF         SANFORD       T. ROWE
                                                          BERNSTEIN        INVESCO      BERNSTEIN       PRICE
                                                            GROWTH         HEALTH         CORE           TAX
                                                           + VALUE        SCIENCES        VALUE        MANAGED
                                                             FUND           FUND          FUND          FUND
                                                        --------------   -----------   -----------   -----------
ASSETS:
  Investments in Securities at Value (A)                 $14,817,378     $19,026,150   $22,169,755   $5,830,442
  Collateral Received for Securities Lent                  2,878,375       5,167,998     5,617,268    1,415,700
  Cash                                                             3              15            --      156,138
  Foreign Currency (B)                                            --              --            --           --
  Receivable For:
    Securities Sold                                           57,114         461,217        11,610           --
    Dividends and Interest                                     7,731          11,814        22,239        3,798
    Future Variation Margin                                       --              --            --           --
    Fund Shares Sold                                          40,564          60,145       321,943       29,807
  Unrealized Appreciation on Foreign Currency Exchange
    Contracts                                                     --              --            --           --
  Receivable from Investment Manager                           5,669           9,013         6,845        9,557
  Deferred Organization Costs                                     --              --            --           --
  Prepaid Expenses                                            24,204          24,511        23,377       21,574
                                                         -----------     -----------   -----------   ----------
      Total Assets                                        17,831,038      24,760,863    28,173,037    7,467,016
                                                         -----------     -----------   -----------   ----------
LIABILITIES:
  Cash Overdraft                                                  --              --            38           --
  Written Options Outstanding, at Value                           --              --            --           --
  Payable to Investment Manager                                   --              --            --           --
  Unrealized Depreciation on Foreign Currency Exchange
    Contracts                                                     --              --            --           --
  Payable Upon Return of Securities Lent                   2,878,375       5,167,998     5,617,268    1,415,700
  Payable For:
    Securities Purchased                                     191,625         453,420       269,580      111,098
    Fund Shares Redeemed                                         174          20,427         2,314           --
    Distribution Fees                                         10,814          13,551        14,954        4,422
    Accrued Expenses and Other Liabilities                    17,901          24,959        12,317       16,505
    Accrued Dividends                                             --              --            --           --
                                                         -----------     -----------   -----------   ----------
      Total Liabilities                                    3,098,889       5,680,355     5,916,471    1,547,725
                                                         -----------     -----------   -----------   ----------
NET ASSETS                                               $14,732,149     $19,080,508   $22,256,566   $5,919,291
                                                         ===========     ===========   ===========   ==========
COMPONENTS OF NET ASSETS
  Capital Stock                                          $     1,557     $     1,795   $     2,081   $      636
  Additional Paid-In Capital                              15,908,756      20,117,479    21,688,220    6,278,761
  Undistributed Net Investment Income (Loss)                 (43,623)       (131,129)         (539)     (28,517)
  Accumulated Net Realized Gain (Loss) on Investments       (264,726)     (1,173,105)       47,716     (109,227)
  Net Unrealized Appreciation (Depreciation) on
    Investments                                             (869,815)        265,468       519,088     (222,362)
                                                         -----------     -----------   -----------   ----------
NET ASSETS                                               $14,732,149     $19,080,508   $22,256,566   $5,919,291
                                                         ===========     ===========   ===========   ==========
(A) Investments at Cost                                  $15,687,193     $18,760,682   $21,650,667   $6,052,804
                                                         ===========     ===========   ===========   ==========
(B) Foreign Currency at Cost                             $        --     $        --   $        --   $       --
                                                         ===========     ===========   ===========   ==========
(C) Premiums Received for Written Options                $        --     $        --   $        --   $       --
                                                         ===========     ===========   ===========   ==========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                            ASAF                        ASAF         ASAF
                                                         ALLIANCE/         ASAF       SANFORD       T. ROWE
                                                         BERNSTEIN       INVESCO     BERNSTEIN       PRICE
                                                           GROWTH         HEALTH        CORE          TAX
                                                          + VALUE        SCIENCES      VALUE        MANAGED
                                                            FUND           FUND         FUND         FUND
                                                       --------------   ----------   ----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                                    $3,466,682     $5,061,448   $4,784,307   $1,337,472
                                                         ----------     ----------   ----------   ----------
           Shares Outstanding                               364,877        474,464      446,821      143,206
                                                         ----------     ----------   ----------   ----------
           Net Asset Value and Redemption Price Per
             Share                                       $     9.50     $    10.67   $    10.71   $     9.34
                                                         ==========     ==========   ==========   ==========
             Divided by (1 - Maximum Sales Charge)           94 1/4%        94 1/4%      94 1/4%      94 1/4%
                                                         ----------     ----------   ----------   ----------
           Offering Price Per Share*                     $    10.08     $    11.32   $    11.36   $     9.91
                                                         ==========     ==========   ==========   ==========
  Class B: Net Assets                                    $6,945,705     $7,591,380   $9,543,729   $2,199,278
                                                         ----------     ----------   ----------   ----------
           Shares Outstanding                               735,415        716,064      892,666      236,821
                                                         ----------     ----------   ----------   ----------
           Net Asset Value, Offering and Redemption
             Price Per Share                             $     9.44     $    10.60   $    10.69   $     9.29
                                                         ==========     ==========   ==========   ==========
  Class C: Net Assets                                    $2,929,306     $4,325,549   $6,544,224   $2,280,730
                                                         ----------     ----------   ----------   ----------
           Shares Outstanding                               310,135        407,075      612,363      245,406
                                                         ----------     ----------   ----------   ----------
           Net Asset Value and Redemption Price Per
             Share                                       $     9.45     $    10.63   $    10.69   $     9.29
                                                         ==========     ==========   ==========   ==========
             Divided by (1 - Maximum Sales Charge)               99%            99%          99%          99%
                                                         ----------     ----------   ----------   ----------
           Offering Price Per Share                      $     9.55     $    10.74   $    10.80   $     9.38
                                                         ==========     ==========   ==========   ==========
  Class X: Net Assets                                    $1,390,456     $2,102,131   $1,384,306   $  101,811
                                                         ----------     ----------   ----------   ----------
           Shares Outstanding                               147,104        197,808      129,590       10,975
                                                         ----------     ----------   ----------   ----------
           Net Asset Value, Offering and Redemption
             Price Per Share                             $     9.45     $    10.63   $    10.68   $     9.28
                                                         ==========     ==========   ==========   ==========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                             ASAF                                            ASAF
                                           AMERICAN           ASAF            ASAF          PIMCO
                                            CENTURY          JANUS          INVESCO         TOTAL           ASAF
                                         INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                            GROWTH           GROWTH          INCOME          BOND          MARKET
                                             FUND             FUND            FUND           FUND           FUND
                                         -------------   --------------   ------------   ------------   ------------
ASSETS:
  Investments in corresponding
    Portfolios of American Skandia
    Master Trust (A)                     $ 72,403,256    $  833,263,065   $284,291,740   $426,977,673   $384,351,586
  Receivable for Investments Sold in
    Corresponding Portfolios of
    American Skandia Master Trust           4,364,813           243,130        134,551      2,829,180        230,580
  Receivable for Fund Shares Sold              78,521         1,940,451        340,779      4,674,814     13,837,620
  Receivable from Investment Manager           36,255           304,414         65,728        104,871         70,664
  Deferred Organization Costs                   3,374             3,374          3,374          3,374          3,384
  Prepaid Expenses                             39,352            61,680         54,830         84,539        108,656
                                         ------------    --------------   ------------   ------------   ------------
      Total Assets                         76,925,571       835,816,114    284,891,002    434,674,451    398,602,490
                                         ------------    --------------   ------------   ------------   ------------
LIABILITIES:
  Payable for Investments Purchased in
    Corresponding Portfolios of
    American Skandia Master Trust              78,521         1,940,451        340,779      4,674,814     13,837,620
  Payable For:
    Fund Shares Redeemed                    4,364,813           243,130        134,551      2,829,180        230,580
    Distribution Fees                          48,627           664,785        218,713        309,663        251,394
    Accrued Dividends                              --                --            372      1,152,768         56,924
    Accrued Expenses and Other
      Liabilities                             104,905         1,043,267        188,452        138,441        168,459
                                         ------------    --------------   ------------   ------------   ------------
      Total Liabilities                     4,596,866         3,891,633        882,867      9,104,866     14,544,977
                                         ------------    --------------   ------------   ------------   ------------
NET ASSETS                               $ 72,328,705    $  831,924,481   $284,008,135   $425,569,585   $384,057,513
                                         ============    ==============   ============   ============   ============
COMPONENTS OF NET ASSETS
    Capital Stock                        $      9,791    $       81,827   $     22,915   $     40,394   $    397,394
    Additional Paid-In Capital             98,365,106     1,784,103,971    303,858,776    421,912,541    383,660,193
    Undistributed Net Investment Income
      (Loss)                                  (31,576)       (5,964,347)       618,886       (319,327)            --
    Accumulated Net Realized Gain
      (Loss) on Investments               (32,199,242)     (854,968,961)   (15,906,280)     2,125,044            (74)
    Net Unrealized Appreciation
      (Depreciation) on Investments         6,184,626       (91,328,009)    (4,586,162)     1,810,933             --
                                         ------------    --------------   ------------   ------------   ------------
NET ASSETS                               $ 72,328,705    $  831,924,481   $284,008,135   $425,569,585   $384,057,513
                                         ============    ==============   ============   ============   ============
(A) Investments at Cost                  $ 66,218,630    $  924,591,074   $288,877,902   $425,166,740   $384,351,586
                                         ============    ==============   ============   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                          ASAF                                          ASAF
                                        AMERICAN          ASAF           ASAF          PIMCO
                                         CENTURY         JANUS         INVESCO         TOTAL           ASAF
                                      INTERNATIONAL     CAPITAL         EQUITY         RETURN         MONEY
                                         GROWTH          GROWTH         INCOME          BOND          MARKET
                                          FUND            FUND           FUND           FUND           FUND
                                      -------------   ------------   ------------   ------------   ------------
NET ASSET VALUE:
  Class A: Net Assets                  $21,642,971    $164,619,198   $ 55,795,406   $ 95,746,150   $143,442,309
                                       -----------    ------------   ------------   ------------   ------------
           Shares Outstanding            2,943,508      14,545,688      4,507,520      9,019,249    143,440,890
                                       -----------    ------------   ------------   ------------   ------------
           Net Asset Value and
             Redemption Price Per
             Share                     $      7.35    $      11.32   $      12.38   $      10.62   $       1.00
                                       ===========    ============   ============   ============   ============
             Divided by (1 - Maximum
               Sales Charge)                94 1/4%         94 1/4%        94 1/4%        95 3/4%           100%
                                       -----------    ------------   ------------   ------------   ------------
           Offering Price Per Share*   $      7.80    $      12.01   $      13.14   $      11.09   $       1.00
                                       ===========    ============   ============   ============   ============
  Class B: Net Assets                  $24,915,844    $451,772,795   $136,597,382   $214,971,045   $148,275,193
                                       -----------    ------------   ------------   ------------   ------------
           Shares Outstanding            3,363,663      45,534,154     11,007,304     20,450,575    148,279,397
                                       -----------    ------------   ------------   ------------   ------------
           Net Asset Value, Offering
             and Redemption Price
             Per Share                 $      7.41    $       9.92   $      12.41   $      10.51   $       1.00
                                       ===========    ============   ============   ============   ============
  Class C: Net Assets                  $18,875,057    $146,718,594   $ 54,080,430   $ 82,176,141   $ 65,829,652
                                       -----------    ------------   ------------   ------------   ------------
           Shares Outstanding            2,554,284      14,820,386      4,360,160      7,819,355     65,827,663
                                       -----------    ------------   ------------   ------------   ------------
           Net Asset Value and
             Redemption Price Per
             Share                     $      7.39    $       9.90   $      12.40   $      10.51   $       1.00
                                       ===========    ============   ============   ============   ============
             Divided by (1 - Maximum
               Sales Charge)                    99%             99%            99%            99%            99%
                                       -----------    ------------   ------------   ------------   ------------
           Offering Price Per Share    $      7.46    $      10.00   $      12.53   $      10.62   $       1.01
                                       ===========    ============   ============   ============   ============
  Class X: Net Assets                  $ 6,894,833    $ 68,813,894   $ 37,534,917   $ 32,676,249   $ 26,510,359
                                       -----------    ------------   ------------   ------------   ------------
           Shares Outstanding              929,161       6,925,324      3,026,990      3,105,054     26,509,904
                                       -----------    ------------   ------------   ------------   ------------
           Net Asset Value, Offering
             and Redemption Price
             Per Share                 $      7.42    $       9.94   $      12.40   $      10.52   $       1.00
                                       ===========    ============   ============   ============   ============

* The offering price of Class A shares is reduced on sales of $50,000 or more, with the exception of the Money Market Fund.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                  ASAF                                             ASAF
                                                FOUNDERS           ASAF            ASAF          AMERICAN         ASAF
                                             INTERNATIONAL         PBHG           GABELLI        CENTURY        FEDERATED
                                                 SMALL           SMALL-CAP       SMALL-CAP      STRATEGIC      HIGH YIELD
                                             CAPITALIZATION       GROWTH           VALUE         BALANCED         BOND
                                                  FUND             FUND            FUND            FUND           FUND
                                             --------------    -------------    -----------    ------------    -----------
INVESTMENT INCOME:
  Interest                                    $     57,895     $      69,716    $   272,951    $  2,084,125    $ 7,162,127
  Dividends                                        513,827           127,176        838,638         730,648        188,465
  Security Lending                                      --            67,627         39,635          44,466             --
  Foreign Taxes Withheld                           (55,702)               --           (295)         (2,200)            --
                                              ------------     -------------    -----------    ------------    -----------
      Total Investment Income                      516,020           264,519      1,150,929       2,857,039      7,350,592
                                              ------------     -------------    -----------    ------------    -----------
EXPENSES:
  Advisory Fees                                    421,635           824,136        959,137         796,703        519,509
  Shareholder Servicing Fees                       269,781           359,037        340,708         249,236        200,098
  Administration and Accounting Fees                40,819           107,445         68,681          76,195         66,002
  Custodian Fees                                   343,421             9,156          3,868           3,128          7,421
  Distribution Fees -- Class A                      48,293           110,297        110,261          95,310         66,834
  Distribution Fees -- Class B                     168,827           429,783        407,988         433,709        434,462
  Distribution Fees -- Class C                      78,301           170,729        201,661         156,303         98,960
  Distribution Fees -- Class X                      39,590            94,626        128,967         104,594         75,058
  Audit and Legal Fees                               5,776            13,833         14,449          13,346         11,130
  Organization Costs                                 7,374             7,374          7,374           7,374          7,374
  Directors' Fees                                    1,120             3,091          3,213           2,777          2,497
  Registration Fees                                 37,894            38,115         28,679          30,110         22,496
  Miscellaneous Expenses                            53,700            73,607         79,520          80,310        106,606
                                              ------------     -------------    -----------    ------------    -----------
      Total Expenses                             1,516,531         2,241,229      2,354,506       2,049,095      1,618,447
          Advisory Fee Waivers and
            Expense Reimbursements                (529,903)         (245,341)      (162,838)       (241,170)      (201,265)
                                              ------------     -------------    -----------    ------------    -----------
      Net Expenses                                 986,628         1,995,888      2,191,668       1,807,925      1,417,182
                                              ------------     -------------    -----------    ------------    -----------
Net Investment Income (Loss)                      (470,608)       (1,731,369)    (1,040,739)      1,049,114      5,933,410
                                              ------------     -------------    -----------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                   8,458,447            21,206      2,183,496      (4,589,179)    (7,936,247)
    Futures Contracts                                   --                --         47,918         418,312             --
    Written Options Contracts                           --                --             --              --             --
    Foreign Currency Transactions                 (414,411)              (40)            --              --             --
                                              ------------     -------------    -----------    ------------    -----------
  Net Realized Gain (Loss)                       8,044,036            21,166      2,231,414      (4,170,867)    (7,936,247)
                                              ------------     -------------    -----------    ------------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                    (326,032)       13,162,391     33,082,212       4,919,785     11,316,920
    Futures Contracts                                   --                --        (28,095)       (170,025)            --
    Written Options Contracts                           --                --             --              --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies              3,418                12             --              --             --
                                              ------------     -------------    -----------    ------------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                (322,614)       13,162,403     33,054,117       4,749,760     11,316,920
                                              ------------     -------------    -----------    ------------    -----------
  Net Gain (Loss) on Investments                 7,721,422        13,183,569     35,285,531         578,893      3,380,673
                                              ------------     -------------    -----------    ------------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                 $  7,250,814     $  11,452,200    $34,244,792    $  1,628,007    $ 9,314,083
                                              ============     =============    ===========    ============    ===========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                ASAF
                                                              ASAF            ASAF             ASAF           NEUBERGER
                                               ASAF         ALLIANCE          JANUS           MARSICO          BERMAN
                                             ALLIANCE      GROWTH AND       OVERSEAS          CAPITAL          MID-CAP
                                              GROWTH         INCOME          GROWTH           GROWTH           GROWTH
                                               FUND           FUND            FUND             FUND             FUND
                                           ------------    -----------    -------------    -------------    -------------
INVESTMENT INCOME:
  Interest                                 $     11,023    $  138,591     $     107,711    $     200,171    $      98,567
  Dividends                                     473,866     2,936,084         2,950,309        2,131,945          199,821
  Security Lending                               50,865        98,341                --          137,923          110,749
  Foreign Taxes Withheld                         (7,691)           --          (153,346)         (33,625)          (3,024)
                                           ------------    -----------    -------------    -------------    -------------
      Total Investment Income                   528,063     3,173,016         2,904,674        2,436,414          406,113
                                           ------------    -----------    -------------    -------------    -------------
EXPENSES:
  Advisory Fees                                 593,874     1,724,029         1,366,872        3,620,373        1,068,357
  Shareholder Servicing Fees                    281,585       489,647           511,768        1,182,206          626,533
  Administration and Accounting Fees             53,522        99,827           116,282          138,328           72,598
  Custodian Fees                                  2,317        17,240           104,318           45,392            4,196
  Distribution Fees -- Class A                   78,793       180,254           146,038          371,781          144,685
  Distribution Fees -- Class B                  297,822       817,969           532,130        1,762,937          570,535
  Distribution Fees -- Class C                  124,026       356,659           276,250          837,080          225,736
  Distribution Fees -- Class X                   80,427       188,892           142,156          276,796          101,422
  Audit and Legal Fees                            9,949        25,975            18,740           54,616           17,875
  Organization Costs                                 --            --                --               --               --
  Directors' Fees                                 2,134         5,636             3,902           11,528            3,605
  Registration Fees                              36,265        39,462            47,499           50,162           48,273
  Miscellaneous Expenses                         54,223       137,597           105,788          261,925           91,693
                                           ------------    -----------    -------------    -------------    -------------
      Total Expenses                          1,614,937     4,083,187         3,371,743        8,613,124        2,975,508
          Advisory Fee Waivers and
            Expense Reimbursements             (176,051)     (556,779)         (286,991)        (660,052)        (330,594)
                                           ------------    -----------    -------------    -------------    -------------
      Net Expenses                            1,438,886     3,526,408         3,084,752        7,953,072        2,644,914
                                           ------------    -----------    -------------    -------------    -------------
Net Investment Income (Loss)                   (910,823)     (353,392)         (180,078)      (5,516,658)      (2,238,801)
                                           ------------    -----------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                              (11,763,516)   (18,734,587)     (18,532,998)     (22,228,370)     (21,361,072)
    Futures Contracts                                --            --                --               --               --
    Written Options Contracts                        --            --                --               --               --
    Foreign Currency Transactions                    --            --         1,415,138          (13,358)              --
                                           ------------    -----------    -------------    -------------    -------------
  Net Realized Gain (Loss)                  (11,763,516)   (18,734,587)     (17,117,860)     (22,241,728)     (21,361,072)
                                           ------------    -----------    -------------    -------------    -------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                8,296,401    21,744,103        31,343,211      113,438,808       28,509,731
    Futures Contracts                                --            --                --               --               --
    Written Options Contracts                        --            --                --               --               --
    Translation of Assets and
      Liabilities Denominated in
      Foreign Currencies                             --            --            49,102              173               --
                                           ------------    -----------    -------------    -------------    -------------
  Net Change in Unrealized Appreciation
    (Depreciation)                            8,296,401    21,744,103        31,392,313      113,438,981       28,509,731
                                           ------------    -----------    -------------    -------------    -------------
  Net Gain (Loss) on Investments             (3,467,115)    3,009,516        14,274,453       91,197,253        7,148,659
                                           ------------    -----------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations              $ (4,377,938)   $2,656,124     $  14,094,375    $  85,680,595    $   4,909,858
                                           ============    ===========    =============    =============    =============

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                  ASAF                            ASAF           ASAF
                                                NEUBERGER         ASAF           SANFORD          MFS            ASAF
                                                 BERMAN          STRONG         BERNSTEIN       GROWTH           DEAM
                                                 MID-CAP      INTERNATIONAL      MANAGED         WITH         SMALL-CAP
                                                  VALUE          EQUITY         INDEX 500       INCOME          GROWTH
                                                  FUND            FUND            FUND           FUND            FUND
                                               -----------    -------------    -----------    -----------    ------------
INVESTMENT INCOME:
  Interest                                     $    91,866     $    37,913     $    50,940    $    23,535    $     73,822
  Dividends                                      1,474,241         288,127       1,033,763        315,730          80,545
  Security Lending                                  56,222              --          43,041         21,116          13,082
  Foreign Taxes Withheld                            (3,565)        (36,153)             --         (3,134)           (309)
                                               -----------     -----------     -----------    -----------    ------------
      Total Investment Income                    1,618,764         289,887       1,127,744        357,247         167,140
                                               -----------     -----------     -----------    -----------    ------------
EXPENSES:
  Advisory Fees                                    970,015         279,347         546,430        247,046         277,318
  Shareholder Servicing Fees                       358,444         187,900         209,861        114,874         197,957
  Administration and Accounting Fees                66,387          18,305          19,941         17,877          39,387
  Custodian Fees                                    18,863          57,216          12,208         21,893          25,125
  Distribution Fees -- Class A                     126,206          38,802          74,376         31,429          45,936
  Distribution Fees -- Class B                     526,771          94,349         321,153        113,213         122,479
  Distribution Fees -- Class C                     203,642          58,967         178,026         49,396          57,193
  Distribution Fees -- Class X                      92,997          23,032          35,107         21,579          20,370
  Audit and Legal Fees                              16,208           3,825          10,291          3,723           4,402
  Organization Costs                                    --              --              --             --              --
  Directors' Fees                                    3,483             756           2,261            785             875
  Registration Fees                                 24,669          27,441          32,623         26,517          19,850
  Miscellaneous Expenses                            83,158          25,462          66,236         24,694          25,618
                                               -----------     -----------     -----------    -----------    ------------
      Total Expenses                             2,490,843         815,402       1,508,513        673,026         836,510
          Advisory Fee Waivers and Expense
            Reimbursements                         (88,867)       (193,931)       (216,813)      (136,251)       (211,044)
                                               -----------     -----------     -----------    -----------    ------------
      Net Expenses                               2,401,976         621,471       1,291,700        536,775         625,466
                                               -----------     -----------     -----------    -----------    ------------
Net Investment Income (Loss)                      (783,212)       (331,584)       (163,956)      (179,528)       (458,326)
                                               -----------     -----------     -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                   5,065,922      (4,394,838)     (1,801,501)    (3,051,373)       (728,611)
    Futures Contracts                                   --              --              --             --         785,500
    Written Options Contracts                           --              --              --             --              --
    Foreign Currency Transactions                       --         (66,644)             --            477              --
                                               -----------     -----------     -----------    -----------    ------------
  Net Realized Gain (Loss)                       5,065,922      (4,461,482)     (1,801,501)    (3,050,896)         56,889
                                               -----------     -----------     -----------    -----------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                  28,114,475       4,811,129       4,774,798      3,090,554       2,983,608
    Futures Contracts                                   --              --              --             --         172,500
    Written Options Contracts                           --              --              --             --              --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                 --           6,940              --             17              --
                                               -----------     -----------     -----------    -----------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                              28,114,475       4,818,069       4,774,798      3,090,571       3,156,108
                                               -----------     -----------     -----------    -----------    ------------
  Net Gain (Loss) on Investments                33,180,397         356,587       2,973,297         39,675       3,212,997
                                               -----------     -----------     -----------    -----------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                  $32,397,185     $    25,003     $ 2,809,341    $  (139,853)   $  2,754,671
                                               ===========     ===========     ===========    ===========    ============

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    ASAF           ASAF                           ASAF            ASAF
                                                    ALGER        GABELLI          ASAF           JANUS          PROFUND
                                                   ALL-CAP       ALL-CAP        INVESCO         MID-CAP         MANAGED
                                                   GROWTH         VALUE        TECHNOLOGY        GROWTH           OTC
                                                    FUND           FUND           FUND            FUND            FUND
                                                 -----------    ----------    ------------    ------------    ------------
INVESTMENT INCOME:
  Interest                                       $    13,154    $  134,489    $         --    $     32,971    $     13,253
  Dividends                                           71,739       493,917              --          15,959          10,461
  Security Lending                                    16,847        29,201          13,574          10,598          17,227
  Foreign Taxes Withheld                                (298)       (3,467)           (821)             --              --
                                                 -----------    ----------    ------------    ------------    ------------
      Total Investment Income                        101,442       654,140          12,753          59,528          40,941
                                                 -----------    ----------    ------------    ------------    ------------
EXPENSES:
  Advisory Fees                                      171,160       402,243         156,696         112,425         164,058
  Shareholder Servicing Fees                          93,060       154,100         109,443          91,257         107,001
  Administration and Accounting Fees                  24,102        45,388          24,546          25,342          25,218
  Custodian Fees                                       5,300         8,202          13,579           8,773          17,760
  Distribution Fees -- Class A                        21,630        49,621          22,711          16,498          22,976
  Distribution Fees -- Class B                        67,486       182,135          61,134          49,281          87,701
  Distribution Fees -- Class C                        59,707       115,577          39,812          24,008          52,618
  Distribution Fees -- Class X                         9,714        26,459          10,327           6,139           6,738
  Audit and Legal Fees                                 2,717         6,375           2,364           1,694           2,910
  Organization Costs                                      --            --              --              --              --
  Directors' Fees                                        580         1,427              --             348             632
  Registration Fees                                   25,257        26,456          24,651          24,323          24,986
  Miscellaneous Expenses                              14,676        31,188          13,370           9,791          15,744
                                                 -----------    ----------    ------------    ------------    ------------
      Total Expenses                                 495,389     1,049,171         478,633         369,879         528,342
          Advisory Fee Waivers and Expense
            Reimbursements                           (93,624)     (103,850)       (125,274)       (116,649)       (117,048)
                                                 -----------    ----------    ------------    ------------    ------------
      Net Expenses                                   401,765       945,321         353,359         253,230         411,294
                                                 -----------    ----------    ------------    ------------    ------------
Net Investment Income (Loss)                        (300,323)     (291,181)       (340,606)       (193,702)       (370,353)
                                                 -----------    ----------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                    (3,614,563)     (481,486)     (7,971,404)     (5,558,955)     (4,491,008)
    Futures Contracts                                     --            --              --              --         832,639
    Written Options Contracts                             --            --          81,013              --              --
    Foreign Currency Transactions                         --            --              --              --              --
                                                 -----------    ----------    ------------    ------------    ------------
  Net Realized Gain (Loss)                        (3,614,563)     (481,486)     (7,890,391)     (5,558,955)     (3,658,369)
                                                 -----------    ----------    ------------    ------------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                     3,059,540     5,794,133       6,104,944       4,438,018       1,363,881
    Futures Contracts                                     --            --              --              --      (1,615,616)
    Written Options Contracts                             --            --          64,869              --        (817,180)
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                   --            --              --              --              --
                                                 -----------    ----------    ------------    ------------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                                 3,059,540     5,794,133       6,169,813       4,438,018      (1,068,915)
                                                 -----------    ----------    ------------    ------------    ------------
  Net Gain (Loss) on Investments                    (555,023)    5,312,647      (1,720,578)     (1,120,937)     (4,727,284)
                                                 -----------    ----------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                    $  (855,346)   $5,021,466    $ (2,061,184)   $ (1,314,639)   $ (5,097,637)
                                                 ===========    ==========    ============    ============    ============

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                            ASAF           ASAF          ASAF        ASAF
                                                         ALLIANCE/        INVESCO      SANFORD      T. ROWE
                                                         BERNSTEIN        HEALTH      BERNSTEIN    PRICE TAX
                                                       GROWTH + VALUE    SCIENCES     CORE VALUE    MANAGED
                                                            FUND           FUND          FUND        FUND
                                                       --------------   -----------   ----------   ---------
INVESTMENT INCOME:
  Interest                                               $   5,366      $     9,377   $  11,556    $     --
  Dividends                                                 87,138           55,417     154,688      19,462
  Security Lending                                           5,646            7,765       1,948       4,648
  Foreign Taxes Withheld                                      (497)            (195)        (56)       (162)
                                                         ---------      -----------   ----------   --------
      Total Investment Income                               97,653           72,364     168,136      23,948
                                                         ---------      -----------   ----------   --------
EXPENSES:
  Advisory Fees                                             63,505           89,858      63,037      22,840
  Shareholder Servicing Fees                                35,891           65,311      41,402      23,572
  Administration and Accounting Fees                        26,335           26,045      26,233      27,189
  Custodian Fees                                             7,787            7,720       9,092       9,092
  Distribution Fees -- Class A                               7,961           12,172       7,690       2,831
  Distribution Fees -- Class B                              30,717           36,909      32,367       9,323
  Distribution Fees -- Class C                              11,222           19,493      22,443       8,740
  Distribution Fees -- Class X                               5,643            9,112       3,972         317
  Audit and Legal Fees                                         958            1,353       1,118         363
  Organization Costs                                            --               --          --          --
  Directors' Fees                                              228              317         707          88
  Registration Fees                                         21,231           21,424      21,282      20,958
  Miscellaneous Expenses                                     7,369            9,238       8,040       4,612
                                                         ---------      -----------   ----------   --------
      Total Expenses                                       218,847          298,952     237,383     129,925
          Advisory Fee Waivers and Expense
            Reimbursements                                 (77,571)         (95,464)    (81,917)    (77,460)
                                                         ---------      -----------   ----------   --------
      Net Expenses                                         141,276          203,488     155,466      52,465
                                                         ---------      -----------   ----------   --------
Net Investment Income (Loss)                               (43,623)        (131,124)     12,670     (28,517)
                                                         ---------      -----------   ----------   --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                            (190,538)      (1,115,348)     47,722     (65,316)
    Futures Contracts                                           --               --          --          --
    Written Options Contracts                                   --               --          --          --
    Foreign Currency Transactions                               --           (7,378)         --          --
                                                         ---------      -----------   ----------   --------
  Net Realized Gain (Loss)                                (190,538)      (1,122,726)     47,722     (65,316)
                                                         ---------      -----------   ----------   --------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                            (277,594)         (79,214)    973,198      49,081
    Futures Contracts                                           --               --          --          --
    Written Options Contracts                                   --               --          --          --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                         --                1          --          --
                                                         ---------      -----------   ----------   --------
  Net Change in Unrealized Appreciation
    (Depreciation)                                        (277,594)         (79,213)    973,198      49,081
                                                         ---------      -----------   ----------   --------
  Net Gain (Loss) on Investments                          (468,132)      (1,201,939)  1,020,920     (16,235)
                                                         ---------      -----------   ----------   --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                            $(511,755)     $(1,333,063)  $1,033,590   $(44,752)
                                                         =========      ===========   ==========   ========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                          ASAF                                          ASAF
                                                        AMERICAN          ASAF           ASAF          PIMCO
                                                         CENTURY          JANUS         INVESCO        TOTAL          ASAF
                                                      INTERNATIONAL      CAPITAL        EQUITY         RETURN         MONEY
                                                         GROWTH          GROWTH         INCOME          BOND         MARKET
                                                          FUND            FUND           FUND           FUND          FUND
                                                      -------------   -------------   -----------   ------------   -----------
INVESTMENT INCOME:
  Investment Income from Corresponding Portfolios of
    American Skandia Master Trust:
    Interest                                           $    23,042    $   1,104,118   $ 2,167,703   $  9,717,992   $ 4,428,754
    Dividends                                              871,839        3,768,151     1,948,953             --            --
    Security Lending                                            --          138,927        69,752             --            --
    Foreign Taxes Withheld                                 (81,201)         (11,575)       (2,799)            --            --
                                                       -----------    -------------   -----------   ------------   -----------
      Total Investment Income                              813,680        4,999,621     4,183,609      9,717,992     4,428,754
      Expenses from Corresponding Portfolios of
        American Skandia Master Trust                     (427,420)      (5,331,191)   (1,201,186)    (1,459,763)   (1,108,696)
                                                       -----------    -------------   -----------   ------------   -----------
      Net Investment Income (Loss) from
        Corresponding Portfolios of
        American Skandia Master Trust                      386,260         (331,570)    2,982,423      8,258,229     3,320,058
                                                       -----------    -------------   -----------   ------------   -----------
EXPENSES:
  Shareholder Servicing Fees                               191,665        2,223,993       430,433        448,454       508,144
  Administration and Accounting Fees                        45,257           78,007        78,665         81,472        37,468
  Distribution Fees -- Class A                              48,798          512,244       145,013        226,711       401,216
  Distribution Fees -- Class B                             120,326        2,744,745       715,623      1,065,054       745,040
  Distribution Fees -- Class C                              79,730          911,749       287,892        377,569       322,973
  Distribution Fees -- Class X                              34,719          414,878       195,420        158,986       137,070
  Audit and Legal Fees                                       2,450           37,572        10,970         15,148        14,807
  Organization Costs                                         7,010            7,010         7,010          7,010         7,010
  Directors' Fees                                            1,078           15,846         4,767          6,685         4,679
  Registration Fees                                         20,285           60,511        34,752         33,396        83,044
  Miscellaneous Expenses                                    28,989          383,481       106,658        146,290       143,775
                                                       -----------    -------------   -----------   ------------   -----------
      Total Expenses                                       580,307        7,390,036     2,017,203      2,566,775     2,405,226
          Advisory Fee Waivers and Expense
            Reimbursements                                (192,360)      (1,767,786)     (132,357)      (143,536)      (70,452)
                                                       -----------    -------------   -----------   ------------   -----------
      Net Expenses                                         387,947        5,622,250     1,884,846      2,423,239     2,334,774
                                                       -----------    -------------   -----------   ------------   -----------
Net Investment Income (Loss)                                (1,687)      (5,953,820)    1,097,577      5,834,990       985,284
                                                       -----------    -------------   -----------   ------------   -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS FROM
  CORRESPONDING PORTFOLIOS OF
  AMERICAN SKANDIA MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                                          (6,104,823)    (106,734,537)   (2,126,156)       712,005           (74)
    Futures Contracts                                           --               --            --       (564,924)           --
    Written Options Contracts                                   --               --            --      1,217,045            --
    Swap Agreements                                             --               --            --      3,066,225            --
    Foreign Currency Transactions                          (24,457)              --            --        772,834            --
                                                       -----------    -------------   -----------   ------------   -----------
  Net Realized Gain (Loss)                              (6,129,280)    (106,734,537)   (2,126,156)     5,203,185           (74)
                                                       -----------    -------------   -----------   ------------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                           7,560,081       31,620,675     9,232,372     (7,647,241)           --
    Futures Contracts                                           --               --            --     (4,967,714)           --
    Written Options Contracts                                   --               --            --        823,467            --
    Swap Agreements                                             --               --            --        988,514            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                      9,097               --            --       (117,362)           --
                                                       -----------    -------------   -----------   ------------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                       7,569,178       31,620,675     9,232,372    (10,920,336)           --
                                                       -----------    -------------   -----------   ------------   -----------
  Net Gain (Loss) on Investments                         1,439,898      (75,113,862)    7,106,216     (5,717,151)          (74)
                                                       -----------    -------------   -----------   ------------   -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          $ 1,438,211    $ (81,067,682)  $ 8,203,793   $    117,839   $   985,210
                                                       ===========    =============   ===========   ============   ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             ASAF
                                                           FOUNDERS                           ASAF
                                                         INTERNATIONAL                        PBHG
                                                             SMALL                         SMALL-CAP
                                                        CAPITALIZATION                       GROWTH
                                                             FUND                             FUND
                                                 -----------------------------   ------------------------------
                                                   SIX MONTHS                      SIX MONTHS
                                                     ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                 APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002    OCTOBER 31,
                                                  (UNAUDITED)         2001        (UNAUDITED)         2001
                                                 --------------   ------------   --------------   -------------
FROM OPERATIONS:
  Net Investment Income (Loss)                    $  (470,608)    $   (935,439)   $ (1,731,369)   $  (3,584,663)
  Net Realized Gain (Loss) on Investments           8,044,036      (59,990,971)         21,166      (86,073,684)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                    (322,614)         371,975      13,162,403      (33,858,003)
                                                  -----------     ------------    ------------    -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       7,250,814      (60,554,435)     11,452,200     (123,516,350)
                                                  -----------     ------------    ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                --               --              --               --
    Class B                                                --               --              --               --
    Class C                                                --               --              --               --
    Class X                                                --               --              --               --
  From Net Realized Gains:
    Class A                                                --               --              --               --
    Class B                                                --               --              --               --
    Class C                                                --               --              --               --
    Class X                                                --               --              --               --
                                                  -----------     ------------    ------------    -------------
Total Distributions                                        --               --              --               --
                                                  -----------     ------------    ------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                       (129,488)     (26,496,243)    (10,412,266)     (64,061,460)
                                                  -----------     ------------    ------------    -------------
  Net Increase (Decrease) in Net Assets             7,121,326      (87,050,678)      1,039,934     (187,577,810)
NET ASSETS:
  Beginning of Period                              70,858,429      157,909,107     173,694,785      361,272,595
                                                  -----------     ------------    ------------    -------------
  End of Period                                   $77,979,755     $ 70,858,429    $174,734,719    $ 173,694,785
                                                  ===========     ============    ============    =============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                ASAF
              ASAF                            AMERICAN                          ASAF
             GABELLI                           CENTURY                        FEDERATED                         ASAF
            SMALL-CAP                         STRATEGIC                      HIGH YIELD                       ALLIANCE
              VALUE                           BALANCED                          BOND                           GROWTH
              FUND                              FUND                            FUND                            FUND
---------------------------------   -----------------------------   -----------------------------   -----------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
    APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,
     (UNAUDITED)         2001        (UNAUDITED)         2001        (UNAUDITED)         2001        (UNAUDITED)         2001
    --------------   ------------   --------------   ------------   --------------   ------------   --------------   ------------
     $ (1,040,739)   $   (948,958)   $  1,049,114    $  2,480,159    $  5,933,410    $ 12,601,980    $   (910,823)   $ (1,855,383)
        2,231,414       4,148,471      (4,170,867)    (10,514,545)     (7,936,247)    (13,149,072)    (11,763,516)    (53,935,085)
       33,054,117      (8,032,786)      4,749,760     (14,786,817)     11,316,920      (6,069,062)      8,296,401      (5,052,748)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       34,244,792      (4,833,273)      1,628,007     (22,821,203)      9,314,083      (6,616,154)     (4,377,938)    (60,843,216)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
               --              --        (319,954)       (551,442)     (1,146,634)     (2,154,237)             --              --
               --              --        (494,067)       (813,002)     (3,514,505)     (7,452,052)             --              --
               --              --        (178,329)       (309,993)       (798,592)     (1,467,886)             --              --
               --              --        (119,126)       (198,452)       (610,295)     (1,527,805)             --              --
         (756,607)       (939,272)             --              --              --              --              --      (3,030,562)
       (1,485,308)     (1,615,103)             --              --              --              --              --      (7,825,219)
         (711,102)       (763,582)             --              --              --              --              --      (2,439,979)
         (481,157)       (691,992)             --              --              --              --              --      (2,251,428)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       (3,434,174)     (4,009,949)     (1,111,476)     (1,872,889)     (6,070,026)    (12,601,980)             --     (15,547,188)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       41,068,184      66,982,668      (6,471,463)     10,240,282      18,193,203      37,474,312         268,710      33,180,702
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       71,878,802      58,139,446      (5,954,932)    (14,453,810)     21,437,260      18,256,178      (4,109,228)    (43,209,702)
      161,813,033     103,673,587     176,997,932     191,451,742     137,839,996     119,583,818     122,078,075     165,287,777
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $233,691,835    $161,813,033    $171,043,000    $176,997,932    $159,277,256    $137,839,996    $117,968,847    $122,078,075
     ============    ============    ============    ============    ============    ============    ============    ============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ASAF                             ASAF
                                                         ALLIANCE                          JANUS
                                                          GROWTH                          OVERSEAS
                                                        AND INCOME                         GROWTH
                                                           FUND                             FUND
                                               -----------------------------   ------------------------------
                                                 SIX MONTHS                      SIX MONTHS
                                                   ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                               APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002    OCTOBER 31,
                                                (UNAUDITED)         2001        (UNAUDITED)         2001
                                               --------------   ------------   --------------   -------------
FROM OPERATIONS:
  Net Investment Income (Loss)                  $   (353,392)   $ (1,187,874)  $    (180,078)   $  (3,878,599)
  Net Realized Gain (Loss) on Investments        (18,734,587)      7,030,890     (17,117,860)    (112,823,718)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                 21,744,103     (33,312,765)     31,392,313      (85,467,259)
                                                ------------    ------------   -------------    -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                      2,656,124     (27,469,749)     14,094,375     (202,169,576)
                                                ------------    ------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                               --              --              --       (4,484,594)
    Class B                                               --              --              --       (6,248,039)
    Class C                                               --              --              --       (3,476,082)
    Class X                                               --              --              --       (1,483,930)
  From Net Realized Gains:
    Class A                                       (1,693,826)     (2,205,569)             --               --
    Class B                                       (3,891,106)     (4,988,514)             --               --
    Class C                                       (1,665,152)     (2,165,936)             --               --
    Class X                                         (901,588)     (1,460,865)             --               --
                                                ------------    ------------   -------------    -------------
Total Distributions                               (8,151,672)    (10,820,884)             --      (15,692,645)
                                                ------------    ------------   -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                    31,592,292     116,706,656     (31,664,757)    (101,474,046)
                                                ------------    ------------   -------------    -------------
  Net Increase (Decrease) in Net Assets           26,096,744      78,416,023     (17,570,382)    (319,336,267)
NET ASSETS:
    Beginning of Period                          319,159,791     240,743,768     248,763,082      568,099,349
                                                ------------    ------------   -------------    -------------
    End of Period                               $345,256,535    $319,159,791   $ 231,192,700    $ 248,763,082
                                                ============    ============   =============    =============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                ASAF                           ASAF
                 ASAF                         NEUBERGER                     NEUBERGER                        ASAF
               MARSICO                         BERMAN                         BERMAN                        STRONG
               CAPITAL                         MID-CAP                       MID-CAP                    INTERNATIONAL
                GROWTH                         GROWTH                         VALUE                         EQUITY
                 FUND                           FUND                           FUND                          FUND
    ------------------------------  -----------------------------  ----------------------------  ----------------------------
      SIX MONTHS                      SIX MONTHS                     SIX MONTHS                    SIX MONTHS
        ENDED         YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED       ENDED        YEAR ENDED
    APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,   APRIL 30, 2002  OCTOBER 31,   APRIL 30, 2002  OCTOBER 31,
     (UNAUDITED)         2001        (UNAUDITED)        2001        (UNAUDITED)        2001       (UNAUDITED)        2001
    --------------  --------------  --------------  -------------  --------------  ------------  --------------  ------------
       (5,516,658)
     $              $  (10,178,839)  $ (2,238,801)  $  (4,987,035)  $   (783,212)  $ (1,091,539)  $  (331,584)   $   (390,139)
      (22,241,728)    (145,613,850)   (21,361,072)   (136,307,502)     5,065,922      1,518,737    (4,461,482)    (15,127,754)
      113,438,981     (165,919,771)    28,509,731     (41,590,575)    28,114,475    (20,580,308)    4,818,069      (1,091,642)
     ------------   --------------   ------------   -------------   ------------   ------------   -----------    ------------
       85,680,595     (321,712,460)     4,909,858    (182,885,112)    32,397,185    (20,153,110)       25,003     (16,609,535)
     ------------   --------------   ------------   -------------   ------------   ------------   -----------    ------------
               --               --             --              --             --             --            --              --
               --               --             --              --             --             --            --              --
               --               --             --              --             --             --            --              --
               --               --             --              --             --             --            --              --
               --               --             --              --       (369,243)      (203,068)           --              --
               --               --             --              --       (760,903)      (388,821)           --              --
               --               --             --              --       (295,726)      (164,240)           --              --
               --               --             --              --       (135,179)       (65,500)           --              --
     ------------   --------------   ------------   -------------   ------------   ------------   -----------    ------------
               --               --             --              --     (1,561,051)      (821,629)           --              --
     ------------   --------------   ------------   -------------   ------------   ------------   -----------    ------------
      (24,735,381)     (85,415,156)    (7,911,382)      3,952,482     27,743,401     93,867,143     6,459,792      18,350,575
     ------------   --------------   ------------   -------------   ------------   ------------   -----------    ------------
       60,945,214     (407,127,616)    (3,001,524)   (178,932,630)    58,579,535     72,892,404     6,484,795       1,741,040
      688,763,402    1,095,891,018    230,791,066     409,723,696    190,703,291    117,810,887    48,321,912      46,580,872
     ------------   --------------   ------------   -------------   ------------   ------------   -----------    ------------
     $749,708,616   $  688,763,402   $227,789,542   $ 230,791,066   $249,282,826   $190,703,291   $54,806,707    $ 48,321,912
     ============   ==============   ============   =============   ============   ============   ===========    ============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              ASAF
                                                             SANFORD                          ASAF
                                                            BERNSTEIN                      MFS GROWTH
                                                             MANAGED                          WITH
                                                            INDEX 500                        INCOME
                                                              FUND                            FUND
                                                  -----------------------------   -----------------------------
                                                    SIX MONTHS                      SIX MONTHS
                                                      ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                  APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,
                                                   (UNAUDITED)         2001        (UNAUDITED)         2001
                                                  --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                     $   (163,956)   $   (152,534)   $  (179,528)    $   (277,659)
  Net Realized Gain (Loss) on Investments            (1,801,501)     (9,563,270)    (3,050,896)      (6,843,948)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                     4,774,798     (13,516,473)     3,090,571       (4,621,139)
                                                   ------------    ------------    -----------     ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         2,809,341     (23,232,277)      (139,853)     (11,742,746)
                                                   ------------    ------------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                  --          (2,327)            --               --
    Class B                                                  --              --             --               --
    Class C                                                  --              --             --               --
    Class X                                                  --              --             --               --
  From Net Realized Gains:
    Class A                                                  --          (9,612)            --               --
    Class B                                                  --         (21,460)            --               --
    Class C                                                  --         (13,506)            --               --
    Class X                                                  --          (2,963)            --               --
                                                   ------------    ------------    -----------     ------------
Total Distributions                                          --         (49,868)            --               --
                                                   ------------    ------------    -----------     ------------
CAPITAL SHARE TRANSACTIONS:
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                       29,540,695      53,495,912      3,947,348       23,249,133
                                                   ------------    ------------    -----------     ------------
  Net Increase (Decrease) in Net Assets              32,350,036      30,213,767      3,807,495       11,506,387
NET ASSETS:
  Beginning of Period                               113,873,180      83,659,413     45,132,011       33,625,624
                                                   ------------    ------------    -----------     ------------
  End of Period                                    $146,223,216    $113,873,180    $48,939,506     $ 45,132,011
                                                   ============    ============    ===========     ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                ASAF                            ASAF                            ASAF
                DEAM                            ALGER                         GABELLI                          ASAF
              SMALL-CAP                        ALL-CAP                        ALL-CAP                        INVESCO
               GROWTH                          GROWTH                          VALUE                        TECHNOLOGY
                FUND                            FUND                            FUND                           FUND
    -----------------------------   -----------------------------   ----------------------------   ----------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                     SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,   APRIL 30, 2002   OCTOBER 31,
     (UNAUDITED)         2001        (UNAUDITED)         2001        (UNAUDITED)        2001        (UNAUDITED)        2001
    --------------   ------------   --------------   ------------   --------------   -----------   --------------   -----------
     $  (458,326)    $   (942,078)   $  (300,323)    $   (293,180)   $  (291,181)    $  (140,703)   $  (340,606)    $  (488,437)
          56,889      (30,086,587)    (3,614,563)      (7,531,819)      (481,486)       (738,863)    (7,890,391)    (20,174,947)
       3,156,108       (1,953,876)     3,059,540       (2,516,494)     5,794,133      (8,463,131)     6,169,813     (13,377,957)
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     -----------
       2,754,671      (32,982,541)      (855,346)     (10,341,493)     5,021,466      (9,342,697)    (2,061,184)    (34,041,341)
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     -----------
              --               --             --          (10,591)            --         (10,835)            --         (10,070)
              --               --             --           (2,354)            --          (9,113)            --              --
              --               --             --           (2,115)            --          (6,052)            --              --
              --               --             --             (283)            --          (1,562)            --              --
              --               --             --               --             --            (795)            --              --
              --               --             --               --             --          (1,456)            --              --
              --               --             --               --             --            (951)            --              --
              --               --             --               --             --            (243)            --              --
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     -----------
              --               --             --          (15,343)            --         (31,007)            --         (10,070)
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     -----------
       2,315,189       24,310,237      4,385,792       29,753,115     18,490,162      72,244,204      2,830,648      35,959,982
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     -----------
       5,069,860       (8,672,304)     3,530,446       19,396,279     23,511,628      62,870,500        769,464       1,908,571
      55,547,411       64,219,715     32,540,576       13,144,297     70,629,246       7,758,746     27,016,766      25,108,195
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     -----------
     $60,617,271     $ 55,547,411    $36,071,022     $ 32,540,576    $94,140,874     $70,629,246    $27,786,230     $27,016,766
     ===========     ============    ===========     ============    ===========     ===========    ===========     ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              ASAF                            ASAF
                                                              JANUS                          PROFUND
                                                             MID-CAP                         MANAGED
                                                             GROWTH                            OTC
                                                              FUND                            FUND
                                                  -----------------------------   -----------------------------
                                                    SIX MONTHS                      SIX MONTHS
                                                      ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                  APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,
                                                   (UNAUDITED)         2001        (UNAUDITED)         2001
                                                  --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                     $   (193,702)   $   (349,006)   $  (370,353)    $   (549,699)
  Net Realized Gain (Loss) on Investments            (5,558,955)    (15,988,016)    (3,658,369)     (22,980,087)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                     4,438,018      (5,107,699)    (1,068,915)     (12,548,976)
                                                   ------------    ------------    -----------     ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        (1,314,639)    (21,444,721)    (5,097,637)     (36,078,762)
                                                   ------------    ------------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                  --         (10,249)            --               --
    Class B                                                  --          (4,666)            --               --
    Class C                                                  --          (2,109)            --               --
    Class X                                                  --            (386)            --               --
  From Net Realized Gains:
    Class A                                                  --              --             --               --
    Class B                                                  --              --             --               --
    Class C                                                  --              --             --               --
    Class X                                                  --              --             --               --
                                                   ------------    ------------    -----------     ------------
Total Distributions                                          --         (17,410)            --               --
                                                   ------------    ------------    -----------     ------------
CAPITAL SHARE TRANSACTIONS:
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                        3,133,021      25,339,665      8,645,758       38,553,305
                                                   ------------    ------------    -----------     ------------
  Net Increase (Decrease) in Net Assets               1,818,382       3,877,534      3,548,121        2,474,543
NET ASSETS:
    Beginning of Period                              20,971,066      17,093,532     29,335,673       26,861,130
                                                   ------------    ------------    -----------     ------------
    End of Period                                  $ 22,789,448    $ 20,971,066    $32,883,794     $ 29,335,673
                                                   ============    ============    ===========     ============

(1) Commenced operations on March 1, 2001.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                              ASAF                           ASAF
                ASAF                           ASAF                         SANFORD                        T. ROWE
             ALLIANCE/                       INVESCO                       BERNSTEIN                        PRICE
             BERNSTEIN                        HEALTH                          CORE                           TAX
           GROWTH + VALUE                    SCIENCES                        VALUE                         MANAGED
                FUND                           FUND                           FUND                           FUND
    ----------------------------   ----------------------------   ----------------------------   ----------------------------
      SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    APRIL 30, 2002   OCTOBER 31,   APRIL 30, 2002   OCTOBER 31,   APRIL 30, 2002   OCTOBER 31,   APRIL 30, 2002   OCTOBER 31,
     (UNAUDITED)       2001(1)      (UNAUDITED)       2001(1)      (UNAUDITED)       2001(1)      (UNAUDITED)       2001(1)
    --------------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
     $   (43,623)    $  (17,118)    $  (131,124)    $   (58,107)   $    12,670     $    9,215      $  (28,517)    $  (12,026)
        (190,538)       (74,188)     (1,122,726)        (54,763)        47,722         26,493         (65,316)       (43,911)
        (277,594)      (592,221)        (79,213)        344,681        973,198       (454,110)         49,081       (271,443)
     -----------     ----------     -----------     -----------    -----------     ----------      ----------     ----------
        (511,755)      (683,527)     (1,333,063)        231,811      1,033,590       (418,402)        (44,752)      (327,380)
     -----------     ----------     -----------     -----------    -----------     ----------      ----------     ----------
              --             --              --              --        (17,624)            --              --             --
              --             --              --              --         (5,102)            --              --             --
              --             --              --              --         (3,758)            --              --             --
              --             --              --              --           (514)            --              --             --
              --             --              --              --         (6,408)            --              --             --
              --             --              --              --        (10,932)            --              --             --
              --             --              --              --         (8,056)            --              --             --
              --             --              --              --         (1,103)            --              --             --
     -----------     ----------     -----------     -----------    -----------     ----------      ----------     ----------
              --             --              --              --        (53,497)            --              --             --
     -----------     ----------     -----------     -----------    -----------     ----------      ----------     ----------
       6,230,506      9,696,925       5,653,548      14,528,212     12,178,843      9,516,032       3,081,554      3,209,869
     -----------     ----------     -----------     -----------    -----------     ----------      ----------     ----------
       5,718,751      9,013,398       4,320,485      14,760,023     13,158,936      9,097,630       3,036,802      2,882,489
       9,013,398             --      14,760,023              --      9,097,630             --       2,882,489             --
     -----------     ----------     -----------     -----------    -----------     ----------      ----------     ----------
     $14,732,149     $9,013,398     $19,080,508     $14,760,023    $22,256,566     $9,097,630      $5,919,291     $2,882,489
     ===========     ==========     ===========     ===========    ===========     ==========      ==========     ==========

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ASAF
                                                         AMERICAN                              ASAF
                                                          CENTURY                             JANUS
                                                       INTERNATIONAL                         CAPITAL
                                                          GROWTH                              GROWTH
                                                           FUND                                FUND
                                              -------------------------------   ----------------------------------
                                                 SIX MONTHS                        SIX MONTHS
                                                   ENDED          YEAR ENDED         ENDED           YEAR ENDED
                                               APRIL 30, 2002    OCTOBER 31,     APRIL 30, 2002      OCTOBER 31,
                                                (UNAUDITED)          2001         (UNAUDITED)           2001
                                              ----------------   ------------   ----------------   ---------------
FROM OPERATIONS:
  Net Investment Income (Loss)                  $    (1,687)     $   (627,666)   $   (5,953,820)   $    (5,405,152)
  Net Realized Gain (Loss) on Investments        (6,129,280)      (23,438,100)     (106,734,537)      (386,233,702)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                 7,569,178        (3,443,365)       31,620,675       (595,527,337)
                                                -----------      ------------    --------------    ---------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     1,438,211       (27,509,131)      (81,067,682)      (987,166,191)
                                                -----------      ------------    --------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                              --                --                --                 --
    Class B                                              --                --                --                 --
    Class C                                              --                --                --                 --
    Class X                                              --                --                --                 --
  From Net Realized Gains:
    Class A                                              --                --                --                 --
    Class B                                              --                --                --                 --
    Class C                                              --                --                --                 --
    Class X                                              --                --                --                 --
                                                -----------      ------------    --------------    ---------------
  Total Distributions                                    --                --                --                 --
                                                -----------      ------------    --------------    ---------------
CAPITAL SHARE TRANSACTIONS:
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                    9,268,352        15,275,348      (122,586,740)      (254,394,746)
                                                -----------      ------------    --------------    ---------------
  Net Increase (Decrease) in Net Assets          10,706,563       (12,233,783)     (203,654,422)    (1,241,560,937)
NET ASSETS:
    Beginning of Period                          61,622,142        73,855,925     1,035,578,903      2,277,139,840
                                                -----------      ------------    --------------    ---------------
    End of Period                               $72,328,705      $ 61,622,142    $  831,924,481    $ 1,035,578,903
                                                ===========      ============    ==============    ===============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                   ASAF
                 ASAF                              PIMCO
                INVESCO                            TOTAL                             ASAF
                EQUITY                            RETURN                             MONEY
                INCOME                             BOND                             MARKET
                 FUND                              FUND                              FUND
    -------------------------------   -------------------------------   -------------------------------
       SIX MONTHS                        SIX MONTHS                        SIX MONTHS
         ENDED          YEAR ENDED         ENDED          YEAR ENDED         ENDED          YEAR ENDED
     APRIL 30, 2002    OCTOBER 31,     APRIL 30, 2002    OCTOBER 31,     APRIL 30, 2002    OCTOBER 31,
      (UNAUDITED)          2001         (UNAUDITED)          2001         (UNAUDITED)          2001
    ----------------   ------------   ----------------   ------------   ----------------   ------------
      $  1,097,577     $  3,372,326     $  5,834,990     $ 11,376,297     $    985,284     $ 13,302,344
        (2,126,156)     (12,892,699)       5,203,185        9,002,571              (74)          36,474
         9,232,372      (44,318,297)     (10,920,336)      14,474,145               --               --
      ------------     ------------     ------------     ------------     ------------     ------------
         8,203,793      (53,838,670)         117,839       34,853,013          985,210       13,338,818
      ------------     ------------     ------------     ------------     ------------     ------------
          (421,819)        (854,487)      (1,611,376)      (2,672,153)        (645,983)      (7,192,156)
          (663,282)      (1,355,081)      (3,270,913)      (6,016,288)        (207,252)      (3,319,789)
          (269,560)        (550,808)      (1,157,703)      (1,812,902)         (91,493)      (1,960,522)
          (180,761)        (380,087)        (489,253)      (1,008,418)         (40,556)        (829,877)
                --               --       (2,075,737)              --          (15,071)          (1,437)
                --               --       (4,949,109)              --          (13,342)            (985)
                --               --       (1,658,462)              --           (5,616)            (546)
                --               --         (734,888)              --           (2,444)            (238)
      ------------     ------------     ------------     ------------     ------------     ------------
        (1,535,422)      (3,140,463)     (15,947,441)     (11,509,761)      (1,021,757)     (13,305,550)
      ------------     ------------     ------------     ------------     ------------     ------------
       (12,995,993)      55,768,446       23,100,906      209,005,933      (44,791,087)     193,899,178
      ------------     ------------     ------------     ------------     ------------     ------------
        (6,327,622)      (1,210,687)       7,271,304      232,349,185      (44,827,634)     193,932,446
       290,335,757      291,546,444      418,298,281      185,949,096      428,885,147      234,952,701
      ------------     ------------     ------------     ------------     ------------     ------------
      $284,008,135     $290,335,757     $425,569,585     $418,298,281     $384,057,513     $428,885,147
      ============     ============     ============     ============     ============     ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                                    Value         Net        Net Realized   Total from
                                       Period     Beginning   Investment     & Unrealized   Investment
                                       Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                      --------    ---------  -------------   ------------   ----------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
---------------------------
---------------------------
 Class A                              04/30/02*    $  8.83      $(0.04)         $ 0.84        $ 0.80
                                      10/31/01       15.96       (0.06)          (7.07)        (7.13)
                                      10/31/00       13.56       (0.16)           3.28          3.12
                                      10/31/99       10.27       (0.14)           3.43          3.29
                                      10/31/98        9.87       (0.02)           0.45          0.43
                                      10/31/97(1)    10.00        0.05           (0.18)        (0.13)
 Class B                              04/30/02*       8.67       (0.06)           0.83          0.77
                                      10/31/01       15.74       (0.12)          (6.95)        (7.07)
                                      10/31/00       13.44       (0.26)           3.28          3.02
                                      10/31/99       10.23       (0.22)           3.43          3.21
                                      10/31/98        9.85       (0.08)           0.46          0.38
                                      10/31/97(1)    10.00        0.04           (0.19)        (0.15)
 Class C                              04/30/02*       8.63       (0.06)           0.83          0.77
                                      10/31/01       15.68       (0.12)          (6.93)        (7.05)
                                      10/31/00       13.43       (0.26)           3.23          2.97
                                      10/31/99       10.22       (0.21)           3.42          3.21
                                      10/31/98        9.86       (0.08)           0.44          0.36
                                      10/31/97(1)    10.00        0.04           (0.18)        (0.14)
 Class X                              04/30/02*       8.66       (0.06)           0.83          0.77
                                      10/31/01       15.71       (0.12)          (6.93)        (7.05)
                                      10/31/00       13.43       (0.27)           3.27          3.00
                                      10/31/99       10.21       (0.19)           3.41          3.22
                                      10/31/98        9.84       (0.08)           0.45          0.37
                                      10/31/97(1)    10.00        0.04           (0.20)        (0.16)
ASAF PBHG
SMALL-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                              04/30/02*    $ 11.04      $(0.09)         $ 0.81        $ 0.72
                                      10/31/01       17.30       (0.15)          (6.11)        (6.26)
                                      10/31/00       17.08       (0.18)           0.51          0.33
                                      10/31/99        9.11       (0.10)           8.07          7.97
                                      10/31/98        9.94       (0.07)          (0.76)        (0.83)
                                      10/31/97(1)    10.00       (0.03)          (0.03)        (0.06)
 Class B                              04/30/02*      10.81       (0.12)           0.80          0.68
                                      10/31/01       17.02       (0.21)          (6.00)        (6.21)
                                      10/31/00       16.87       (0.29)           0.55          0.26
                                      10/31/99        9.04       (0.17)           8.00          7.83
                                      10/31/98        9.93       (0.12)          (0.77)        (0.89)
                                      10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
 Class C                              04/30/02*      10.82       (0.12)           0.80          0.68
                                      10/31/01       17.03       (0.21)          (6.00)        (6.21)
                                      10/31/00       16.90       (0.29)           0.53          0.24
                                      10/31/99        9.06       (0.16)           8.00          7.84
                                      10/31/98        9.94       (0.10)          (0.78)        (0.88)
                                      10/31/97(1)    10.00       (0.04)          (0.02)        (0.06)
 Class X                              04/30/02*      10.81       (0.12)           0.80          0.68
                                      10/31/01       17.03       (0.22)          (6.00)        (6.22)
                                      10/31/00       16.90       (0.29)           0.53          0.24
                                      10/31/99        9.06       (0.15)           7.99          7.84
                                      10/31/98        9.93       (0.11)          (0.76)        (0.87)
                                      10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
ASAF GABELLI
SMALL-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                              04/30/02*    $ 10.29      $(0.04)         $ 2.10        $ 2.06
                                      10/31/01       10.58       (0.03)           0.12          0.09
                                      10/31/00        8.90        0.03            1.89          1.92
                                      10/31/99        8.85        0.02            0.06          0.08
                                      10/31/98       10.46        0.04           (1.62)        (1.58)
                                      10/31/97(1)    10.00        0.02            0.44          0.46
 Class B                              04/30/02*      10.11       (0.07)           2.06          1.99
                                      10/31/01       10.46       (0.08)           0.11          0.03
                                      10/31/00        8.84       (0.02)           1.88          1.86
                                      10/31/99        8.80       (0.03)           0.07          0.04
                                      10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                      10/31/97(1)    10.00          --            0.44          0.44
 Class C                              04/30/02*      10.10       (0.07)           2.06          1.99
                                      10/31/01       10.45       (0.08)           0.11          0.03
                                      10/31/00        8.84       (0.02)           1.87          1.85
                                      10/31/99        8.80       (0.03)           0.07          0.04
                                      10/31/98       10.45       (0.02)          (1.62)        (1.64)
                                      10/31/97(1)    10.00          --            0.45          0.45
 Class X                              04/30/02*      10.11       (0.07)           2.07          2.00
                                      10/31/01       10.47       (0.08)           0.10          0.02
                                      10/31/00        8.84       (0.02)           1.89          1.87
                                      10/31/99        8.80       (0.03)           0.07          0.04
                                      10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                      10/31/97(1)    10.00          --            0.44          0.44


                                                 Less Distributions
                                     ------------------------------------------
                                      From Net     In Excess of      From Net
                                     Investment   Net Investment     Realized
                                       Income         Income          Gains
                                     ----------   --------------   ------------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
---------------------------
---------------------------
 Class A                               $   --         $   --          $   --
                                           --             --              --
                                           --             --           (0.72)
                                           --             --              --
                                        (0.03)            --              --
                                           --             --              --
 Class B                                   --             --              --
                                           --             --              --
                                           --             --           (0.72)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class C                                   --             --              --
                                           --             --              --
                                           --             --           (0.72)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class X                                   --             --              --
                                           --             --              --
                                           --             --           (0.72)
                                           --             --              --
                                           --             --              --
                                           --             --              --
ASAF PBHG
SMALL-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                               $   --         $   --          $   --
                                           --             --              --
                                           --             --           (0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class B                                   --             --              --
                                           --             --              --
                                           --             --           (0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class C                                   --             --              --
                                           --             --              --
                                           --             --           (0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class X                                   --             --              --
                                           --             --              --
                                           --             --           (0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
ASAF GABELLI
SMALL-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                               $   --         $   --          $(0.21)
                                           --             --           (0.38)
                                           --             --           (0.24)
                                           --          (0.03)             --
                                           --          (0.03)             --
                                           --             --              --
 Class B                                   --             --           (0.21)
                                           --             --           (0.38)
                                           --             --           (0.24)
                                           --             --              --
                                           --          (0.01)             --
                                           --             --              --
 Class C                                   --             --           (0.21)
                                           --             --           (0.38)
                                           --             --           (0.24)
                                           --             --              --
                                           --          (0.01)             --
                                           --             --              --
 Class X                                   --             --           (0.21)
                                           --             --           (0.38)
                                           --             --           (0.24)
                                           --             --              --
                                           --          (0.01)             --
                                           --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------

     $   --          $ 9.63        (19.14%)     $ 20,370         339%       2.20%         2.20%             3.57%
         --            8.83        (44.61%)       17,371         655%       2.20%         2.20%             3.10%
      (0.72)          15.96         22.04%        44,940         516%       2.17%         2.17%             2.79%
         --           13.56         32.04%         2,374         268%       2.10%         2.10%             4.53%
      (0.03)          10.27          4.32%           886          49%       2.10%         2.10%             9.20%
         --            9.87         (1.30%)          106          --        2.10%         2.10%           136.49%
         --            9.44        (19.54%)       33,182         339%       2.70%         2.70%             4.09%
         --            8.67        (44.92%)       32,208         655%       2.70%         2.70%             3.61%
      (0.72)          15.74         21.47%        67,929         516%       2.64%         2.64%             3.20%
         --           13.44         31.38%         7,722         268%       2.60%         2.60%             5.04%
         --           10.23          3.90%         1,387          49%       2.60%         2.60%             9.80%
         --            9.85         (1.50%)          230          --        2.60%         2.60%            90.64%
         --            9.40        (19.52%)       16,536         339%       2.70%         2.70%             4.08%
         --            8.63        (44.90%)       14,028         655%       2.70%         2.70%             3.62%
      (0.72)          15.68         21.10%        31,232         516%       2.65%         2.65%             3.24%
         --           13.43         31.41%         2,540         268%       2.60%         2.60%             5.05%
         --           10.22          3.69%           872          49%       2.60%         2.60%             9.72%
         --            9.86         (1.40%)           79          --        2.60%         2.60%            55.02%
         --            9.43        (19.47%)        7,892         339%       2.70%         2.70%             4.09%
         --            8.66        (44.91%)        7,252         655%       2.70%         2.70%             3.62%
      (0.72)          15.71         21.34%        13,809         516%       2.63%         2.63%             3.15%
         --           13.43         31.54%         4,305         268%       2.60%         2.60%             5.07%
         --           10.21          3.80%         2,404          49%       2.60%         2.60%             9.58%
         --            9.84         (1.60%)          206          --        2.60%         2.60%            54.45%
     $   --          $11.76         (2.97%)     $ 41,606          60%       1.80%         1.80%             2.06%
         --           11.04        (36.18%)       43,941         103%       1.80%         1.80%             2.04%
      (0.11)          17.30          1.69%        85,342          90%       1.73%         1.73%             1.84%
         --           17.08         87.80%        54,039          74%       1.70%         1.71%             2.20%
         --            9.11         (8.45%)        1,801          94%       1.70%         1.70%             6.38%
         --            9.94         (0.60%)          193          --        1.70%         1.70%           105.48%
         --           11.49         (3.44%)       82,317          60%       2.30%         2.30%             2.57%
         --           10.81        (36.52%)       80,943         103%       2.30%         2.30%             2.54%
      (0.11)          17.02          1.29%       169,925          90%       2.23%         2.23%             2.34%
         --           16.87         86.73%        98,524          74%       2.20%         2.21%             2.69%
         --            9.04         (8.96%)        2,685          94%       2.20%         2.20%             6.86%
         --            9.93         (0.70%)          353          --        2.20%         2.20%            57.99%
         --           11.50         (3.44%)       32,548          60%       2.30%         2.30%             2.57%
         --           10.82        (36.50%)       31,186         103%       2.30%         2.30%             2.54%
      (0.11)          17.03          1.23%        72,934          90%       2.23%         2.23%             2.34%
         --           16.90         86.64%        38,337          74%       2.20%         2.21%             2.73%
         --            9.06         (8.85%)        2,090          94%       2.20%         2.20%             6.60%
         --            9.94         (0.60%)           74          --        2.20%         2.20%            42.48%
         --           11.49         (3.44%)       18,264          60%       2.30%         2.30%             2.57%
         --           10.81        (36.52%)       17,624         103%       2.30%         2.30%             2.54%
      (0.11)          17.03          1.17%        33,072          90%       2.23%         2.23%             2.34%
         --           16.90         86.53%        24,312          74%       2.20%         2.21%             2.82%
         --            9.06         (8.76%)        4,085          94%       2.20%         2.20%             6.69%
         --            9.93         (0.70%)          270          --        2.20%         2.20%            47.29%
     $(0.21)         $12.14          9.72%      $ 54,783          14%       1.90%         1.90%             2.07%
      (0.38)          10.29          0.71%        36,357          72%       1.90%         1.90%             2.09%
      (0.24)          10.58         21.99%        23,156          71%       1.81%         1.81%             2.21%
      (0.03)           8.90          0.86%        10,881          35%       1.75%         1.75%             2.61%
      (0.03)           8.85        (15.13%)        7,155           4%       1.75%         1.75%             3.51%
         --           10.46          4.60%           383          --        1.75%         1.75%            54.47%
      (0.21)          11.89          9.05%        98,547          14%       2.40%         2.40%             2.57%
      (0.38)          10.11          0.13%        69,831          72%       2.40%         2.40%             2.59%
      (0.24)          10.46         21.45%        41,477          71%       2.31%         2.31%             2.71%
         --            8.84          0.45%        23,890          35%       2.25%         2.25%             3.13%
      (0.01)           8.80        (15.63%)       13,184           4%       2.25%         2.25%             4.03%
         --           10.44          4.40%         1,155          --        2.25%         2.25%            30.14%
      (0.21)          11.88          9.06%        50,766          14%       2.40%         2.40%             2.57%
      (0.38)          10.10          0.13%        32,808          72%       2.40%         2.40%             2.59%
      (0.24)          10.45         21.34%        20,484          71%       2.31%         2.31%             2.71%
         --            8.84          0.45%        13,164          35%       2.25%         2.25%             3.13%
      (0.01)           8.80        (15.71%)        8,298           4%       2.25%         2.25%             3.97%
         --           10.45          4.50%           335          --        2.25%         2.25%            33.60%
      (0.21)          11.90          8.95%        29,596          14%       2.40%         2.40%             2.57%
      (0.38)          10.11          0.03%        22,817          72%       2.40%         2.40%             2.59%
      (0.24)          10.47         21.57%        18,557          71%       2.31%         2.31%             2.70%
         --            8.84          0.45%        13,947          35%       2.25%         2.25%             3.12%
      (0.01)           8.80        (15.63%)       12,368           4%       2.25%         2.25%             4.00%
         --           10.44          4.40%           640          --        2.25%         2.25%            22.43%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $   --               (0.88%)
         --               (0.49%)
      (0.72)              (0.87%)
         --               (1.19%)
      (0.03)              (0.28%)
         --                2.03%
         --               (1.35%)
         --               (1.01%)
      (0.72)              (1.38%)
         --               (1.84%)
         --               (0.74%)
         --                1.62%
         --               (1.34%)
         --               (0.99%)
      (0.72)              (1.37%)
         --               (1.74%)
         --               (0.79%)
         --                1.72%
         --               (1.33%)
         --               (1.01%)
      (0.72)              (1.42%)
         --               (1.63%)
         --               (0.76%)
         --                1.58%
     $   --               (1.51%)
         --               (1.21%)
      (0.11)              (0.81%)
         --               (0.73%)
         --               (0.75%)
         --               (1.16%)
         --               (2.01%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.24%)
         --               (1.26%)
         --               (1.73%)
         --               (2.01%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.25%)
         --               (1.13%)
         --               (1.73%)
         --               (2.01%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.21%)
         --               (1.19%)
         --               (1.70%)
     $(0.21)              (0.71%)
      (0.38)              (0.28%)
      (0.24)               0.26%
      (0.03)               0.17%
      (0.03)               0.20%
         --                0.69%
      (0.21)              (1.20%)
      (0.38)              (0.78%)
      (0.24)              (0.22%)
         --               (0.35%)
      (0.01)              (0.30%)
         --                0.17%
      (0.21)              (1.20%)
      (0.38)              (0.78%)
      (0.24)              (0.22%)
         --               (0.34%)
      (0.01)              (0.32%)
         --                0.02%
      (0.21)              (1.19%)
      (0.38)              (0.77%)
      (0.24)              (0.22%)
         --               (0.31%)
      (0.01)              (0.32%)
         --                0.19%

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan ,as described in Note 3 to the Financial Statements.
 *  Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                        Increase (Decrease) from
                                                                          Investment Operations
                                                     Net Asset  -----------------------------------------
                                                       Value         Net        Net Realized   Total from
                                          Period     Beginning   Investment     & Unrealized   Investment
                                          Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                         --------    ---------  -------------   ------------   ----------
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
---------------------------
---------------------------
 Class A                                 04/30/02*    $ 11.54      $ 0.09          $ 0.03        $ 0.12
                                         10/31/01       13.14        0.21           (1.64)        (1.43)
                                         10/31/00       12.85        0.23            0.39          0.62
                                         10/31/99       10.89        0.19            1.89          2.08
                                         10/31/98        9.99        0.15            0.84          0.99
                                         10/31/97(1)    10.00        0.04           (0.05)        (0.01)
 Class B                                 04/30/02*      11.50        0.06            0.04          0.10
                                         10/31/01       13.10        0.15           (1.64)        (1.49)
                                         10/31/00       12.81        0.16            0.39          0.55
                                         10/31/99       10.86        0.12            1.88          2.00
                                         10/31/98        9.96        0.09            0.85          0.94
                                         10/31/97(1)    10.00        0.02           (0.06)        (0.04)
 Class C                                 04/30/02*      11.50        0.06            0.03          0.09
                                         10/31/01       13.10        0.15           (1.64)        (1.49)
                                         10/31/00       12.80        0.16            0.40          0.56
                                         10/31/99       10.87        0.11            1.87          1.98
                                         10/31/98        9.98        0.09            0.84          0.93
                                         10/31/97(1)    10.00        0.02           (0.04)        (0.02)
 Class X                                 04/30/02*      11.50        0.06            0.03          0.09
                                         10/31/01       13.09        0.15           (1.63)        (1.48)
                                         10/31/00       12.80        0.16            0.39          0.55
                                         10/31/99       10.85        0.11            1.89          2.00
                                         10/31/98        9.96        0.09            0.84          0.93
                                         10/31/97(1)    10.00        0.02           (0.06)        (0.04)
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------
---------------------------
 Class A                                 04/30/02*    $  6.96      $ 0.30!!        $ 0.16!!      $ 0.46
                                         10/31/01        8.02        0.75           (1.06)        (0.31)
                                         10/31/00        9.13        0.85           (1.11)        (0.26)
                                         10/31/99        9.38        0.80           (0.25)         0.55
                                         10/31/98        9.93        0.74           (0.55)         0.19
                                         10/31/97(1)    10.00        0.05           (0.07)        (0.02)
 Class B                                 04/30/02*       6.96        0.28!!          0.15!!        0.43
                                         10/31/01        8.02        0.71           (1.06)        (0.35)
                                         10/31/00        9.13        0.80           (1.11)        (0.31)
                                         10/31/99        9.39        0.75           (0.26)         0.49
                                         10/31/98        9.93        0.69           (0.54)         0.15
                                         10/31/97(1)    10.00        0.04           (0.07)        (0.03)
 Class C                                 04/30/02*       6.96        0.28!!          0.16!!        0.44
                                         10/31/01        8.02        0.71           (1.06)        (0.35)
                                         10/31/00        9.13        0.80           (1.11)        (0.31)
                                         10/31/99        9.38        0.75           (0.25)         0.50
                                         10/31/98        9.93        0.69           (0.55)         0.14
                                         10/31/97(1)    10.00        0.03           (0.07)        (0.04)
 Class X                                 04/30/02*       6.95        0.28!!          0.16!!        0.44
                                         10/31/01        8.01        0.71           (1.06)        (0.35)
                                         10/31/00        9.13        0.80           (1.12)        (0.32)
                                         10/31/99        9.39        0.75           (0.26)         0.49
                                         10/31/98        9.93        0.69           (0.54)         0.15
                                         10/31/97(1)    10.00        0.04           (0.07)        (0.03)
ASAF ALLIANCE
GROWTH FUND:
---------------------------
---------------------------
 Class A                                 04/30/02*    $  9.47      $(0.05)         $(0.25)       $(0.30)
                                         10/31/01       15.92       (0.11)          (4.91)        (5.02)
                                         10/31/00       13.64       (0.20)           2.85          2.65
                                         10/31/99       10.44       (0.15)           3.35          3.20
                                         10/31/98(5)    10.00       (0.10)           0.54          0.44
 Class B                                 04/30/02*       9.30       (0.07)          (0.24)        (0.31)
                                         10/31/01       15.74       (0.16)          (4.85)        (5.01)
                                         10/31/00       13.55       (0.28)           2.84          2.56
                                         10/31/99       10.43       (0.21)           3.33          3.12
                                         10/31/98(5)    10.00       (0.14)           0.57          0.43
 Class C                                 04/30/02*       9.27       (0.07)          (0.24)        (0.31)
                                         10/31/01       15.69       (0.16)          (4.83)        (4.99)
                                         10/31/00       13.51       (0.28)           2.83          2.55
                                         10/31/99       10.40       (0.21)           3.32          3.11
                                         10/31/98(5)    10.00       (0.14)           0.54          0.40
 Class X                                 04/30/02*       9.28       (0.07)          (0.23)        (0.30)
                                         10/31/01       15.70       (0.16)          (4.83)        (4.99)
                                         10/31/00       13.51       (0.28)           2.84          2.56
                                         10/31/99       10.41       (0.21)           3.31          3.10
                                         10/31/98(5)    10.00       (0.14)           0.55          0.41


                                                    Less Distributions
                                        ------------------------------------------
                                         From Net     In Excess of        From
                                        Investment   Net Investment   Net Realized
                                          Income         Income          Gains
                                        ----------   --------------   ------------
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
---------------------------
---------------------------
 Class A                                  $(0.10)        $   --          $   --
                                           (0.17)            --              --
                                           (0.20)            --           (0.13)
                                           (0.12)            --              --
                                           (0.09)            --              --
                                              --             --              --
 Class B                                   (0.07)            --              --
                                           (0.11)            --              --
                                           (0.13)            --           (0.13)
                                           (0.05)            --              --
                                           (0.04)            --              --
                                              --             --              --
 Class C                                   (0.07)            --              --
                                           (0.11)            --              --
                                           (0.13)            --           (0.13)
                                           (0.05)            --              --
                                           (0.04)            --              --
                                              --             --              --
 Class X                                   (0.07)            --              --
                                           (0.11)            --              --
                                           (0.13)            --           (0.13)
                                           (0.05)            --              --
                                           (0.04)            --              --
                                              --             --              --
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------
---------------------------
 Class A                                  $(0.30)        $   --          $   --
                                           (0.75)            --              --
                                           (0.85)            --              --
                                           (0.80)            --              --
                                           (0.74)            --              --
                                           (0.05)            --              --
 Class B                                   (0.28)            --              --
                                           (0.71)            --              --
                                           (0.80)            --              --
                                           (0.75)            --              --
                                           (0.69)            --              --
                                           (0.04)            --              --
 Class C                                   (0.28)            --              --
                                           (0.71)            --              --
                                           (0.80)            --              --
                                           (0.75)            --              --
                                           (0.69)            --              --
                                           (0.03)            --              --
 Class X                                   (0.28)            --              --
                                           (0.71)            --              --
                                           (0.80)            --              --
                                           (0.75)            --              --
                                           (0.69)            --              --
                                           (0.04)            --              --
ASAF ALLIANCE
GROWTH FUND:
---------------------------
---------------------------
 Class A                                  $   --         $   --          $   --
                                              --             --           (1.43)
                                              --             --           (0.37)
                                              --             --              --
                                              --             --              --
 Class B                                      --             --              --
                                              --             --           (1.43)
                                              --             --           (0.37)
                                              --             --              --
                                              --             --              --
 Class C                                      --             --              --
                                              --             --           (1.43)
                                              --             --           (0.37)
                                              --             --              --
                                              --             --              --
 Class X                                      --             --              --
                                              --             --           (1.43)
                                              --             --           (0.37)
                                              --             --              --
                                              --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------

     $(0.10)         $11.56         (5.76%)      $37,433          60%       1.65%         1.65%            1.92%
      (0.17)          11.54        (10.96%)       37,523         122%       1.65%         1.65%            1.91%
      (0.33)          13.14          4.87%        38,001         119%       1.64%         1.64%            1.91%
      (0.12)          12.85         19.10%        24,443         104%       1.60%         1.60%            2.15%
      (0.09)          10.89          9.93%         3,359          93%       1.60%         1.60%            4.32%
         --            9.99         (0.10%)          257           2%       1.60%         1.60%           37.87%
      (0.07)          11.53         (6.17%)       83,880          60%       2.15%         2.15%            2.42%
      (0.11)          11.50        (11.44%)       86,075         122%       2.15%         2.15%            2.41%
      (0.26)          13.10          4.27%        93,323         119%       2.14%         2.14%            2.42%
      (0.05)          12.81         18.46%        65,933         104%       2.10%         2.10%            2.67%
      (0.04)          10.86          9.45%         8,272          93%       2.10%         2.10%            4.65%
         --            9.96         (0.40%)          381           2%       2.10%         2.10%           29.90%
      (0.07)          11.52         (6.25%)       29,655          60%       2.15%         2.15%            2.42%
      (0.11)          11.50        (11.44%)       32,294         122%       2.15%         2.15%            2.41%
      (0.26)          13.10          4.35%        36,859         119%       2.14%         2.14%            2.42%
      (0.05)          12.80         18.26%        20,769         104%       2.10%         2.10%            2.67%
      (0.04)          10.87          9.33%         3,202          93%       2.10%         2.10%            4.77%
         --            9.98         (0.20%)          215           2%       2.10%         2.10%           38.96%
      (0.07)          11.52         (6.18%)       20,075          60%       2.15%         2.15%            2.42%
      (0.11)          11.50        (11.38%)       21,106         122%       2.15%         2.15%            2.41%
      (0.26)          13.09          4.27%        23,269         119%       2.14%         2.14%            2.42%
      (0.05)          12.80         18.48%        19,258         104%       2.10%         2.10%            2.67%
      (0.04)          10.85          9.34%         7,164          93%       2.10%         2.10%            4.66%
         --            9.96         (0.40%)          398           2%       2.10%         2.10%           26.66%
     $(0.30)         $ 7.12          2.60%       $26,979          18%       1.50%         1.50%            1.77%
      (0.75)           6.96         (4.10%)       26,426          31%       1.50%         1.50%            1.82%
      (0.85)           8.02         (3.20%)       16,581          20%       1.50%         1.50%            1.78%
      (0.80)           9.13          5.70%        16,079          18%       1.50%         1.50%            1.81%
      (0.74)           9.38          1.67%         6,979          22%       1.50%         1.50%            2.90%
      (0.05)           9.93         (0.23%)        2,154          11%       1.50%         1.50%           30.49%
      (0.28)           7.11          1.95%        94,769          18%       2.00%         2.00%            2.27%
      (0.71)           6.96         (4.58%)       80,038          31%       2.00%         2.00%            2.33%
      (0.80)           8.02         (3.68%)       73,413          20%       2.00%         2.00%            2.27%
      (0.75)           9.13          5.05%        68,160          18%       2.00%         2.00%            2.31%
      (0.69)           9.39          1.25%        20,495          22%       2.00%         2.00%            3.32%
      (0.04)           9.93         (0.30%)          920          11%       2.00%         2.00%           30.22%
      (0.28)           7.12          2.09%        22,400          18%       2.00%         2.00%            2.27%
      (0.71)           6.96         (4.58%)       16,599          31%       2.00%         2.00%            2.33%
      (0.80)           8.02         (3.68%)       12,637          20%       2.00%         2.00%            2.27%
      (0.75)           9.13          5.05%        13,205          18%       2.00%         2.00%            2.32%
      (0.69)           9.38          1.26%         5,732          22%       2.00%         2.00%            3.41%
      (0.03)           9.93         (0.36%)          206          11%       2.00%         2.00%           29.26%
      (0.28)           7.11          2.09%        15,129          18%       2.00%         2.00%            2.27%
      (0.71)           6.95         (4.59%)       14,777          31%       2.00%         2.00%            2.34%
      (0.80)           8.01         (3.80%)       16,953          20%       2.00%         2.00%            2.28%
      (0.75)           9.13          5.06%        19,893          18%       2.00%         2.00%            2.32%
      (0.69)           9.39          1.26%        12,402          22%       2.00%         2.00%            3.33%
      (0.04)           9.93         (0.25%)          556          11%       2.00%         2.00%           30.95%
     $   --          $ 9.17        (19.91%)      $28,117          29%       1.80%         1.80%            2.07%
      (1.43)           9.47        (33.79%)       30,153         103%       1.80%         1.80%            2.06%
      (0.37)          15.92         19.38%        33,339         122%       1.78%         1.85%            1.98%
         --           13.64         30.65%         9,271         320%       1.80%         1.80%            2.41%
         --           10.44          4.40%         2,690         207%       1.80%         1.80%            4.29%
         --            8.99        (20.23%)       53,280          29%       2.30%         2.30%            2.57%
      (1.43)           9.30        (34.02%)       55,216         103%       2.30%         2.30%            2.55%
      (0.37)          15.74         18.84%        82,198         122%       2.28%         2.34%            2.47%
         --           13.55         29.91%        29,219         320%       2.30%         2.30%            2.91%
         --           10.43          4.30%         7,468         207%       2.30%         2.30%            4.77%
         --            8.96        (20.28%)       22,598          29%       2.30%         2.30%            2.57%
      (1.43)           9.27        (34.00%)       21,705         103%       2.30%         2.30%            2.55%
      (0.37)          15.69         18.82%        25,565         122%       2.28%         2.34%            2.47%
         --           13.51         29.90%         7,371         320%       2.30%         2.30%            2.92%
         --           10.40          4.00%         2,634         207%       2.30%         2.30%            4.67%
         --            8.98        (20.27%)       13,974          29%       2.30%         2.30%            2.57%
      (1.43)           9.28        (33.98%)       15,003         103%       2.30%         2.30%            2.54%
      (0.37)          15.70         18.89%        24,186         122%       2.28%         2.34%            2.45%
         --           13.51         29.78%        13,212         320%       2.30%         2.30%            2.93%
         --           10.41          4.10%         6,879         207%       2.30%         2.30%            4.77%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $(0.10)               1.58%
      (0.17)               1.71%
      (0.33)               1.71%
      (0.12)               1.44%
      (0.09)               1.30%
         --                1.56%
      (0.07)               1.08%
      (0.11)               1.22%
      (0.26)               1.21%
      (0.05)               0.94%
      (0.04)               0.80%
         --                0.79%
      (0.07)               1.08%
      (0.11)               1.22%
      (0.26)               1.21%
      (0.05)               0.92%
      (0.04)               0.79%
         --                0.78%
      (0.07)               1.08%
      (0.11)               1.22%
      (0.26)               1.20%
      (0.05)               0.88%
      (0.04)               0.79%
         --                1.07%
     $(0.30)               8.39%!
      (0.75)               9.77%
      (0.85)               9.68%
      (0.80)               8.26%
      (0.74)               7.42%
      (0.05)               4.76%
      (0.28)               7.91%!
      (0.71)               9.40%
      (0.80)               9.14%
      (0.75)               7.73%
      (0.69)               6.90%
      (0.04)               3.15%
      (0.28)               7.89%!
      (0.71)               9.33%
      (0.80)               9.14%
      (0.75)               7.74%
      (0.69)               6.96%
      (0.03)               3.55%
      (0.28)               7.95%!
      (0.71)               9.46%
      (0.80)               9.16%
      (0.75)               7.76%
      (0.69)               6.96%
      (0.04)               3.65%
     $   --               (1.00%)
      (1.43)              (0.93%)
      (0.37)              (1.18%)
         --               (1.15%)
         --               (1.12%)
         --               (1.50%)
      (1.43)              (1.43%)
      (0.37)              (1.67%)
         --               (1.66%)
         --               (1.62%)
         --               (1.50%)
      (1.43)              (1.43%)
      (0.37)              (1.67%)
         --               (1.68%)
         --               (1.62%)
         --               (1.50%)
      (1.43)              (1.43%)
      (0.37)              (1.65%)
         --               (1.68%)
         --               (1.62%)

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan ,as described in Note 3 to the Financial Statements.
(5) Commenced operations on December 31, 1997.
 *  Unaudited
 !  Without the adoption of the change in amortization method as discussed in
    Note 2 of the Notes to Financial Statements, the Net Investment Income ratio would have been 8.58%, 8.09%, 8.07% and 8.13% for Class A, Class B, Class C and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.
 !! The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financial Statements had no per share effect for Class A, Class B, Class C and Class X. Per share data for prior periods have not been restated to reflect this change.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                  Increase (Decrease) from
                                                                    Investment Operations
                                               Net Asset  -----------------------------------------
                                                 Value         Net        Net Realized   Total from
                                    Period     Beginning   Investment     & Unrealized   Investment
                                    Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                   --------    ---------  -------------   ------------   ----------
ASAF ALLIANCE

GROWTH AND INCOME FUND:
---------------------------
---------------------------
Class A                            04/30/02*    $ 12.23      $ 0.01          $ 0.16        $ 0.17
                                   10/31/01       13.76          --           (0.94)        (0.94)
                                   10/31/00       12.33        0.04            1.39          1.43
                                   10/31/99       10.52        0.06            1.80          1.86
                                   10/31/98(5)    10.00        0.05            0.50          0.55
Class B                            04/30/02*      12.10       (0.02)           0.16          0.14
                                   10/31/01       13.69       (0.07)          (0.93)        (1.00)
                                   10/31/00       12.32       (0.02)           1.39          1.37
                                   10/31/99       10.53       (0.01)           1.81          1.80
                                   10/31/98(5)    10.00        0.01            0.52          0.53
Class C                            04/30/02*      12.09       (0.02)           0.16          0.14
                                   10/31/01       13.67       (0.07)          (0.92)        (0.99)
                                   10/31/00       12.31       (0.03)           1.39          1.36
                                   10/31/99       10.51       (0.01)           1.82          1.81
                                   10/31/98(5)    10.00        0.01            0.50          0.51
Class X                            04/30/02*      12.08       (0.02)           0.16          0.14
                                   10/31/01       13.66       (0.06)          (0.93)        (0.99)
                                   10/31/00       12.30       (0.02)           1.38          1.36
                                   10/31/99       10.52       (0.01)           1.80          1.79
                                   10/31/98(5)    10.00        0.01            0.51          0.52
ASAF JANUS
OVERSEAS GROWTH FUND:
---------------------------
---------------------------
 Class A                           04/30/02*    $  9.90      $ 0.01          $ 0.53        $ 0.54
                                   10/31/01       17.27       (0.13)          (6.67)        (6.80)
                                   10/31/00       14.06       (0.08)           3.29          3.21
                                   10/31/99       10.55       (0.09)           3.60          3.51
                                   10/31/98(5)    10.00        0.01            0.54          0.55
Class B                            04/30/02*       9.77       (0.01)           0.53          0.52
                                   10/31/01       17.03       (0.17)          (6.62)        (6.79)
                                   10/31/00       13.94       (0.17)           3.26          3.09
                                   10/31/99       10.51       (0.15)           3.58          3.43
                                   10/31/98(5)    10.00       (0.04)           0.55          0.51
Class C                            04/30/02*       9.79       (0.01)           0.52          0.51
                                   10/31/01       17.06       (0.18)          (6.62)        (6.80)
                                   10/31/00       13.96       (0.17)           3.27          3.10
                                   10/31/99       10.52       (0.15)           3.59          3.44
                                   10/31/98(5)    10.00       (0.04)           0.56          0.52
Class X                            04/30/02*       9.77       (0.01)           0.53          0.52
                                   10/31/01       17.03       (0.15)          (6.64)        (6.79)
                                   10/31/00       13.93       (0.18)           3.28          3.10
                                   10/31/99       10.50       (0.14)           3.57          3.43
                                   10/31/98(5)    10.00       (0.04)           0.54          0.50

ASAF MARSICO
CAPITAL GROWTH FUND:
---------------------------
---------------------------
 Class A                           04/30/02*    $ 11.16      $(0.07)         $ 1.50        $ 1.43
                                   10/31/01       15.96       (0.10)          (4.70)        (4.80)
                                   10/31/00       14.58       (0.10)           1.48          1.38
                                   10/31/99       10.13       (0.09)           4.55          4.46
                                   10/31/98(6)    10.00        0.01            0.12          0.13
Class B                            04/30/02*      10.99       (0.10)           1.48          1.38
                                   10/31/01       15.80       (0.17)          (4.64)        (4.81)
                                   10/31/00       14.51       (0.19)           1.48          1.29
                                   10/31/99       10.12       (0.16)           4.55          4.39
                                   10/31/98(6)    10.00          --            0.12          0.12
Class C                            04/30/02*      10.98       (0.10)           1.48          1.38
                                   10/31/01       15.78       (0.17)          (4.63)        (4.80)
                                   10/31/00       14.49       (0.18)           1.47          1.29
                                   10/31/99       10.11       (0.16)           4.54          4.38
                                   10/31/98(6)    10.00          --            0.11          0.11
Class X                            04/30/02*      10.97       (0.10)           1.48          1.38
                                   10/31/01       15.77       (0.17)          (4.63)        (4.80)
                                   10/31/00       14.48       (0.19)           1.48          1.29
                                   10/31/99       10.11       (0.15)           4.52          4.37
                                   10/31/98(6)    10.00          --            0.11          0.11


                                               Less Distributions
                                  --------------------------------------------
                                   From Net     In Excess of
                                  Investment   Net Investment      From Net
                                    Income         Income       Realized Gains
                                  ----------   --------------   --------------
ASAF ALLIANCE
GROWTH AND INCOME FUND:
---------------------------
---------------------------
Class A                             $   --         $   --           $(0.30)
                                        --             --            (0.59)
                                        --             --               --
                                     (0.01)         (0.04)              --
                                     (0.03)            --               --
Class B                                 --             --            (0.30)
                                        --             --            (0.59)
                                        --             --               --
                                        --          (0.01)              --
                                        --             --               --
Class C                                 --             --            (0.30)
                                        --             --            (0.59)
                                        --             --               --
                                        --          (0.01)              --
                                        --             --               --
Class X                                 --             --            (0.30)
                                        --             --            (0.59)
                                        --             --               --
                                        --          (0.01)              --
                                        --             --               --
ASAF JANUS
OVERSEAS GROWTH FUND:
---------------------------
---------------------------
 Class A                            $   --         $   --           $   --
                                     (0.57)            --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
Class B                                 --             --               --
                                     (0.47)            --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
Class C                                 --             --               --
                                     (0.47)            --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
Class X                                 --             --               --
                                     (0.47)            --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
ASAF MARSICO
CAPITAL GROWTH FUND:
---------------------------
---------------------------
 Class A                            $   --         $   --           $   --
                                        --             --               --
                                        --             --               --
                                        --          (0.01)              --
                                        --             --               --
Class B                                 --             --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
Class C                                 --             --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
Class X                                 --             --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --
                                        --             --               --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                    Ratios of Expenses
                                          Supplemental Data                      to Average Net Assets(3)
                                -------------------------------------   ------------------------------------------
                  Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
    Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
-------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
   $(0.30)         $12.10        (11.09%)     $ 72,561          35%       1.65%         1.65%            1.97%
    (0.59)          12.23         (7.16%)       66,446         128%       1.65%         1.65%            1.94%
       --           13.76         11.60%        49,218         135%       1.62%         1.73%            2.09%
    (0.05)          12.33         17.72%        28,123          47%       1.60%         1.63%            2.21%
    (0.03)          10.52          5.48%         5,572          42%       1.60%         1.60%            3.57%
    (0.30)          11.94        (11.54%)      162,275          35%       2.15%         2.15%            2.47%
    (0.59)          12.10         (7.65%)      152,314         128%       2.15%         2.15%            2.44%
       --           13.69         11.12%       110,793         135%       2.12%         2.23%            2.59%
    (0.01)          12.32         17.05%        66,009          47%       2.10%         2.13%            2.71%
       --           10.53          5.32%        10,710          42%       2.10%         2.10%            4.06%
    (0.30)          11.93        (11.49%)       73,523          35%       2.15%         2.15%            2.48%
    (0.59)          12.09         (7.59%)       64,103         128%       2.15%         2.15%            2.44%
       --           13.67         11.05%        47,592         135%       2.12%         2.23%            2.59%
    (0.01)          12.31         17.18%        23,210          47%       2.10%         2.13%            2.72%
       --           10.51          5.12%         5,019          42%       2.10%         2.10%            4.01%
    (0.30)          11.92        (11.49%)       36,897          35%       2.15%         2.15%            2.47%
    (0.59)          12.08         (7.60%)       36,297         128%       2.15%         2.15%            2.44%
       --           13.66         11.06%        33,141         135%       2.12%         2.23%            2.60%
    (0.01)          12.30         16.97%        24,369          47%       2.10%         2.13%            2.72%
       --           10.52          5.22%        11,350          42%       2.10%         2.10%            3.98%
   $   --          $10.44        (20.37%)     $ 53,793          26%       2.10%         2.10%            2.33%
    (0.57)           9.90        (40.46%)       57,798          69%       2.06%         2.06%            2.16%
       --           17.27         22.92%       146,865          72%       1.91%         1.93%            2.03%
       --           14.06         33.18%        61,082          71%       2.10%         2.12%            2.47%
       --           10.55          5.50%         8,812         101%       2.10%         2.10%            4.12%
       --           10.29        (20.72%)       99,537          26%       2.60%         2.60%            2.83%
    (0.47)           9.77        (40.78%)      106,979          69%       2.56%         2.56%            2.66%
       --           17.03         22.25%       234,154          72%       2.41%         2.43%            2.53%
       --           13.94         32.54%       105,965          71%       2.60%         2.62%            2.97%
       --           10.51          5.10%        15,339         101%       2.60%         2.60%            4.58%
       --           10.30        (20.69%)       51,027          26%       2.60%         2.60%            2.83%
    (0.47)           9.79        (40.76%)       56,063          69%       2.56%         2.56%            2.66%
       --           17.06         22.29%       132,594          72%       2.41%         2.43%            2.53%
       --           13.96         32.60%        54,101          71%       2.60%         2.62%            2.97%
       --           10.52          5.20%         9,580         101%       2.60%         2.60%            4.58%
       --           10.29        (20.72%)       26,835          26%       2.60%         2.60%            2.60%
    (0.47)           9.77        (40.79%)       27,923          69%       2.56%         2.56%            2.66%
       --           17.03         22.34%        54,487          72%       2.41%         2.42%            2.53%
       --           13.93         32.57%        34,002          71%       2.60%         2.62%            2.98%
       --           10.50          5.00%        11,226         101%       2.60%         2.60%            4.60%
   $   --          $12.59         (6.81%)     $152,892          43%       1.80%         1.08%            1.98%
       --           11.16        (30.03%)      149,093         133%       1.80%         1.80%            1.94%
       --           15.96          9.47%       232,611         108%       1.78%         1.78%            1.87%
    (0.01)          14.58         44.18%       103,196         105%       1.75%         1.76%            2.03%
       --           10.13          1.20%         7,037          67%       1.75%         1.75%            2.84%
       --           12.37         (7.27%)      363,427          43%       2.30%         2.30%            2.48%
       --           10.99        (30.44%)      331,904         133%       2.30%         2.30%            2.44%
       --           15.80          8.89%       534,179         108%       2.27%         2.28%            2.36%
       --           14.51         43.52%       285,342         105%       2.25%         2.26%            2.53%
       --           10.12          1.10%        17,994          67%       2.25%         2.25%            3.29%
       --           12.36         (7.21%)      175,963          43%       2.30%         2.30%            2.48%
       --           10.98        (30.37%)      156,021         133%       2.30%         2.30%            2.44%
       --           15.78          8.90%       249,913         108%       2.26%         2.28%            2.36%
       --           14.49         43.32%       125,796         105%       2.25%         2.26%            2.53%
       --           10.11          1.10%        11,012          67%       2.25%         2.25%            3.44%
       --           12.35         (7.21%)       57,426          43%       2.30%         2.30%            2.48%
       --           10.97        (30.39%)       51,745         133%       2.30%         2.30%            2.44%
       --           15.77          8.83%        79,187         108%       2.27%         2.28%            2.36%
       --           14.48         43.47%        49,980         105%       2.25%         2.26%            2.53%
       --           10.11          1.10%         5,746          67%       2.25%         2.25%            3.22%


               Ratio of Net Investment
    Total         Income (Loss) to
Distributions   Average Net Assets(3)
-------------  -----------------------
   $(0.30)               0.18%
    (0.59)              (0.01%)
       --                0.31%
    (0.05)               0.39%
    (0.03)               0.62%
    (0.30)              (0.31%)
    (0.59)              (0.51%)
       --               (0.19%)
    (0.01)              (0.13%)
       --                0.14%
    (0.30)              (0.31%)
    (0.59)              (0.51%)
       --               (0.20%)
    (0.01)              (0.12%)
       --                0.15%
    (0.30)              (0.30%)
    (0.59)              (0.51%)
       --               (0.18%)
    (0.01)              (0.08%)
       --                0.17%
   $   --                0.22%
    (0.57)              (0.64%)
       --               (0.39%)
       --               (0.70%)
       --                0.06%
       --               (0.25%)
    (0.47)              (1.13%)
       --               (0.87%)
       --               (1.22%)
       --               (0.44%)
       --               (0.26%)
    (0.47)              (1.13%)
       --               (0.86%)
       --               (1.21%)
       --               (0.45%)
       --               (0.26%)
    (0.47)              (1.13%)
       --               (0.90%)
       --               (1.19%)
       --               (0.41%)
   $   --               (1.12%)
       --               (0.76%)
       --               (0.61%)
    (0.01)              (0.69%)
       --                0.72%
       --               (1.63%)
       --               (1.26%)
       --               (1.11%)
       --               (1.20%)
       --                0.25%
       --               (1.63%)
       --               (1.26%)
       --               (1.11%)
       --               (1.19%)
       --                0.24%
       --               (1.63%)
       --               (1.26%)
       --               (1.11%)
       --               (1.18%)
       --                0.20%

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan ,as described in Note 3 to the Financial Statements.
(5) Commenced operations on December 31, 1997.
(6) Commenced operations on August 19, 1998.
 *  Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                                    Value         Net        Net Realized   Total from
                                       Period     Beginning   Investment     & Unrealized   Investment
                                       Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                      --------    ---------  -------------   ------------   ----------
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
---------------------------
---------------------------
Class A                               04/30/02*    $ 13.52      $(0.11)         $ 0.41        $ 0.30
                                      10/31/01       24.04       (0.23)         (10.29)       (10.52)
                                      10/31/00       16.22       (0.28)           8.10          7.82
                                      10/31/99       11.81       (0.17)           4.73          4.56
                                      10/31/98(6)    10.00       (0.01)           1.82          1.81
Class B                               04/30/02*      13.30       (0.14)           0.40          0.26
                                      10/31/01       23.78       (0.31)         (10.17)       (10.48)
                                      10/31/00       16.12       (0.40)           8.06          7.66
                                      10/31/99       11.79       (0.25)           4.73          4.48
                                      10/31/98(6)    10.00       (0.01)           1.80          1.79
Class C                               04/30/02*      13.30       (0.14)           0.41          0.27
                                      10/31/01       23.79       (0.31)         (10.18)       (10.49)
                                      10/31/00       16.12       (0.40)           8.07          7.67
                                      10/31/99       11.79       (0.24)           4.72          4.48
                                      10/31/98(6)    10.00       (0.01)           1.80          1.79
Class X                               04/30/02*      13.29       (0.14)           0.41          0.27
                                      10/31/01       23.77       (0.31)         (10.17)       (10.48)
                                      10/31/00       16.12       (0.40)           8.05          7.65
                                      10/31/99       11.79       (0.25)           4.73          4.48
                                      10/31/98(6)    10.00       (0.01)           1.80          1.79
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
---------------------------
---------------------------
Class A                               04/30/02*    $ 13.35      $(0.03)         $ 2.33        $ 2.30
                                      10/31/01       14.65       (0.03)          (1.19)        (1.22)
                                      10/31/00       11.42       (0.05)           3.50          3.45
                                      10/31/99       10.23        0.03            1.19          1.22
                                      10/31/98(6)    10.00        0.02            0.21          0.23
Class B                               04/30/02*      13.17       (0.06)           2.29          2.23
                                      10/31/01       14.53       (0.11)          (1.17)        (1.28)
                                      10/31/00       11.38       (0.11)           3.48          3.37
                                      10/31/99       10.22       (0.05)           1.22          1.17
                                      10/31/98(6)    10.00        0.01            0.21          0.22
Class C                               04/30/02*      13.17       (0.06)           2.30          2.24
                                      10/31/01       14.53       (0.11)          (1.17)        (1.28)
                                      10/31/00       11.38       (0.11)           3.48          3.37
                                      10/31/99       10.22       (0.05)           1.22          1.17
                                      10/31/98(6)    10.00          --            0.22          0.22
Class X                               04/30/02*      13.14       (0.06)           2.29          2.23
                                      10/31/01       14.50       (0.11)          (1.17)        (1.28)
                                      10/31/00       11.36       (0.11)           3.47          3.36
                                      10/31/99       10.22       (0.05)           1.20          1.15
                                      10/31/98(6)    10.00        0.01            0.21          0.22
ASAF STRONG INTERNATIONAL
EQUITY FUND:
---------------------------
---------------------------
Class A                               04/30/02*    $  6.10      $(0.03)         $ 0.02        $(0.01)
                                      10/31/01        8.81       (0.02)          (2.69)        (2.71)
                                      10/31/00(7)    10.00        0.03           (1.22)        (1.19)
Class B                               04/30/02*       6.04       (0.04)           0.02         (0.02)
                                      10/31/01        8.78       (0.07)          (2.67)        (2.74)
                                      10/31/00(7)    10.00       (0.02)          (1.20)        (1.22)
Class C                               04/30/02*       6.02       (0.04)           0.02         (0.02)
                                      10/31/01        8.77       (0.06)          (2.69)        (2.75)
                                      10/31/00(7)    10.00       (0.01)          (1.22)        (1.23)
Class X                               04/30/02*       6.04       (0.04)           0.02         (0.02)
                                      10/31/01        8.79       (0.07)          (2.68)        (2.75)
                                      10/31/00(7)    10.00       (0.02)          (1.19)        (1.21)
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
---------------------------
---------------------------
Class A                               04/30/02*    $  8.15      $ 0.01          $ 0.30        $ 0.31
                                      10/31/01       10.24        0.02           (2.10)        (2.08)
                                      10/31/00(7)    10.00        0.03            0.21          0.24
Class B                               04/30/02*       8.08       (0.02)           0.30          0.28
                                      10/31/01       10.20       (0.02)          (2.09)        (2.11)
                                      10/31/00(7)    10.00       (0.03)           0.23          0.20
Class C                               04/30/02*       8.08       (0.01)           0.29          0.28
                                      10/31/01       10.20       (0.02)          (2.09)        (2.11)
                                      10/31/00(7)    10.00       (0.03)           0.23          0.20
Class X                               04/30/02*       8.06       (0.02)           0.31          0.29
                                      10/31/01       10.20       (0.02)          (2.11)        (2.13)
                                      10/31/00(7)    10.00       (0.03)           0.23          0.20


                                                 Less Distributions
                                     ------------------------------------------
                                      From Net     In Excess of
                                     Investment   Net Investment   From Capital
                                       Income         Income          Gains
                                     ----------   --------------   ------------
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
---------------------------
---------------------------
Class A                                 $ --          $   --          $   --
                                          --              --              --
                                          --              --              --
                                          --              --           (0.15)
                                          --              --              --
Class B                                   --              --              --
                                          --              --              --
                                          --              --              --
                                          --              --           (0.15)
                                          --              --              --
Class C                                   --              --              --
                                          --              --              --
                                          --              --              --
                                          --              --           (0.15)
                                          --              --              --
Class X                                   --              --              --
                                          --              --              --
                                          --              --              --
                                          --              --           (0.15)
                                          --              --              --
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
---------------------------
---------------------------
Class A                                 $ --          $   --          $(0.11)
                                          --              --           (0.08)
                                          --              --           (0.22)
                                          --           (0.03)             --
                                          --              --              --
Class B                                   --              --           (0.11)
                                          --              --           (0.08)
                                          --              --           (0.22)
                                          --           (0.01)             --
                                          --              --              --
Class C                                   --              --           (0.11)
                                          --              --           (0.08)
                                          --              --           (0.22)
                                          --           (0.01)             --
                                          --              --              --
Class X                                   --              --           (0.11)
                                          --              --           (0.08)
                                          --              --           (0.22)
                                          --           (0.01)             --
                                          --              --              --
ASAF STRONG INTERNATIONAL
EQUITY FUND:
---------------------------
---------------------------
Class A                                 $ --          $   --          $   --
                                          --              --              --
                                          --              --              --
Class B                                   --              --              --
                                          --              --              --
                                          --              --              --
Class C                                   --              --              --
                                          --              --              --
                                          --              --              --
Class X                                   --              --              --
                                          --              --              --
                                          --              --              --
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
---------------------------
---------------------------
Class A                                 $ --          $   --          $   --
                                         --+              --           (0.01)
                                          --              --              --
Class B                                   --              --              --
                                          --              --           (0.01)
                                          --              --              --
Class C                                   --              --              --
                                          --              --           (0.01)
                                          --              --              --
Class X                                   --              --              --
                                          --              --           (0.01)
                                          --              --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $13.82        (20.62%)     $ 56,047          50%       1.85%         1.85%            2.12%
         --           13.52        (43.76%)       55,743         122%       1.85%         1.85%            2.00%
         --           24.04         48.21%       105,924         109%       1.80%         1.82%            1.91%
      (0.15)          16.22         38.83%        10,908         106%       1.75%         1.77%            2.65%
         --           11.81         18.00%           587         122%       1.75%         1.75%            5.66%
         --           13.56        (21.06%)      109,040          50%       2.35%         2.35%            2.63%
         --           13.30        (44.07%)      111,598         122%       2.35%         2.35%            2.51%
         --           23.78         47.52%       195,520         109%       2.30%         2.31%            2.40%
      (0.15)          16.12         38.21%        22,399         106%       2.25%         2.27%            3.14%
         --           11.79         17.80%           991         122%       2.25%         2.25%           15.98%
         --           13.57        (21.06%)       42,533          50%       2.35%         2.35%            2.63%
         --           13.30        (44.09%)       44,495         122%       2.35%         2.35%            2.51%
         --           23.79         47.58%        75,916         109%       2.30%         2.31%            2.40%
      (0.15)          16.12         38.09%         9,674         106%       2.25%         2.27%            3.17%
         --           11.79         17.90%           903         122%       2.25%         2.25%           20.25%
         --           13.56        (21.07%)       20,169          50%       2.35%         2.35%            2.63%
         --           13.29        (44.09%)       18,955         122%       2.35%         2.35%            2.51%
         --           23.77         47.46%        32,363         109%       2.30%         2.31%            2.40%
      (0.15)          16.12         38.09%         6,428         106%       2.25%         2.27%            3.19%
         --           11.79         17.90%           509         122%       2.25%         2.25%           10.43%
     $(0.11)         $15.54          3.60%      $ 57,577          68%       1.85%         1.85%            1.93%
      (0.08)          13.35         (8.39%)       43,595         219%       1.85%         1.85%            1.91%
      (0.22)          14.65         30.46%        27,571         196%       1.79%         1.87%            2.11%
      (0.03)          11.42         12.06%         8,561         126%       1.75%         1.85%            2.76%
         --           10.23          2.30%           717           3%       1.75%         1.75%            9.44%
      (0.11)          15.29          3.10%       122,365          68%       2.35%         2.35%            2.43%
      (0.08)          13.17         (8.87%)       96,608         219%       2.35%         2.35%            2.41%
      (0.22)          14.53         29.86%        57,561         196%       2.29%         2.37%            2.62%
      (0.01)          11.38         11.57%        21,560         126%       2.25%         2.35%            3.29%
         --           10.22          2.20%         1,886           3%       2.25%         2.25%            9.10%
      (0.11)          15.30          3.10%        47,625          68%       2.35%         2.35%            2.43%
      (0.08)          13.17         (8.87%)       34,719         219%       2.35%         2.35%            2.41%
      (0.22)          14.53         29.86%        22,114         196%       2.29%         2.36%            2.62%
      (0.01)          11.38         11.57%         7,731         126%       2.25%         2.35%            3.32%
         --           10.22          2.20%           997           3%       2.25%         2.25%           13.91%
      (0.11)          15.26          3.11%        21,716          68%       2.35%         2.35%            2.43%
      (0.08)          13.14         (8.89%)       15,781         219%       2.35%         2.35%            2.41%
      (0.22)          14.50         29.83%        10,565         196%       2.29%         2.36%            2.62%
      (0.01)          11.36         11.38%         4,608         126%       2.25%         2.35%            3.35%
         --           10.22          2.20%           295           3%       2.25%         2.25%           12.90%
     $   --          $ 6.09        (14.94%)     $ 17,859         116%       2.10%         2.10%            2.86%
         --            6.10        (30.76%)       13,896          97%       2.10%         2.10%            2.63%
         --            8.81        (11.90%)       12,696          74%       2.10%         2.20%            3.01%
         --            6.02        (15.33%)       19,692         116%       2.60%         2.60%            3.36%
         --            6.04        (31.29%)       18,565          97%       2.60%         2.60%            3.14%
         --            8.78        (12.20%)       17,900          74%       2.60%         2.70%            3.55%
         --            6.00        (15.37%)       12,469         116%       2.60%         2.60%            3.36%
         --            6.02        (31.36%)       11,399          97%       2.60%         2.60%            3.12%
         --            8.77        (12.30%)       12,120          74%       2.60%         2.70%            3.53%
         --            6.02        (15.45%)        4,787         116%       2.60%         2.60%            3.36%
         --            6.04        (31.29%)        4,462          97%       2.60%         2.60%            3.15%
         --            8.79        (12.10%)        3,866          74%       2.60%         2.70%            3.75%
     $   --          $ 8.46         (9.03%)     $ 32,384           7%       1.50%         1.50%            1.82%
      (0.01)           8.15        (20.36%)       24,163          30%       1.50%         1.50%            1.86%
         --           10.24          2.40%        19,437         107%       1.50%         1.54%            2.00%
         --            8.36         (9.52%)       68,728           7%       2.00%         2.00%            2.32%
      (0.01)           8.08        (20.74%)       53,206          30%       2.00%         2.00%            2.36%
         --           10.20          2.00%        34,025         107%       2.00%         2.04%            2.53%
         --            8.36         (9.52%)       37,302           7%       2.00%         2.00%            2.32%
      (0.01)           8.08        (20.74%)       30,585          30%       2.00%         2.00%            2.35%
         --           10.20          2.00%        25,239         107%       2.00%         2.04%            2.56%
         --            8.35         (9.44%)        7,809           7%       2.00%         2.00%            2.32%
      (0.01)           8.06        (20.94%)        5,918          30%       2.00%         2.00%            2.36%
         --           10.20          2.00%         4,959         107%       2.00%         2.04%            2.50%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $   --               (1.51%)
         --               (1.33%)
         --               (1.18%)
      (0.15)              (1.17%)
         --               (0.52%)
         --               (2.01%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.68%)
         --               (0.78%)
         --               (2.01%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.68%)
         --               (0.72%)
         --               (2.01%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.69%)
         --               (0.67%)
     $(0.11)              (0.35%)
      (0.08)              (0.24%)
      (0.22)              (0.37%)
      (0.03)               0.06%
         --                0.87%
      (0.11)              (0.84%)
      (0.08)              (0.73%)
      (0.22)              (0.85%)
      (0.01)              (0.44%)
         --                0.47%
      (0.11)              (0.85%)
      (0.08)              (0.73%)
      (0.22)              (0.85%)
      (0.01)              (0.45%)
         --                0.26%
      (0.11)              (0.85%)
      (0.08)              (0.73%)
      (0.22)              (0.84%)
      (0.01)              (0.46%)
         --                0.34%
     $   --               (0.95%)
         --               (0.25%)
         --                0.32%
         --               (1.46%)
         --               (0.97%)
         --               (0.22%)
         --               (1.48%)
         --               (0.89%)
         --               (0.13%)
         --               (1.46%)
         --               (0.97%)
         --               (0.23%)
     $   --                0.16%
      (0.01)               0.24%
         --                0.30%
         --               (0.35%)
      (0.01)              (0.27%)
         --               (0.25%)
         --               (0.34%)
      (0.01)              (0.26%)
         --               (0.25%)
         --               (0.36%)
      (0.01)              (0.26%)
         --               (0.25%)

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(6) Commenced operations on August 19, 1998.
(7) Commenced operations on November 1, 1999.
 + Amount represents less than a penny per share.
 * Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                                    Value         Net        Net Realized   Total from
                                       Period     Beginning   Investment     & Unrealized   Investment
                                       Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                      --------    ---------  -------------   ------------   ----------
ASAF MFS

GROWTH WITH INCOME FUND:
----------------------------
----------------------------
 Class A                              04/30/02*    $  8.19      $(0.02)         $ 0.05        $ 0.03
                                      10/31/01       10.73       (0.03)          (2.51)        (2.54)
                                      10/31/00(7)    10.00       (0.03)           0.76          0.73
 Class B                              04/30/02*       8.12       (0.04)           0.04          0.00
                                      10/31/01       10.68       (0.07)          (2.49)        (2.56)
                                      10/31/00(7)    10.00       (0.07)           0.75          0.68
 Class C                              04/30/02*       8.11       (0.04)           0.05          0.01
                                      10/31/01       10.67       (0.07)          (2.49)        (2.56)
                                      10/31/00(7)    10.00       (0.08)           0.75          0.67
 Class X                              04/30/02*       8.12       (0.04)           0.04          0.00
                                      10/31/01       10.69       (0.07)          (2.50)        (2.57)
                                      10/31/00(7)    10.00       (0.08)           0.77          0.69
ASAF DEAM
SMALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                              04/30/02*    $  4.59      $(0.03)         $ 0.26        $ 0.23
                                      10/31/01        8.08       (0.07)          (3.42)        (3.49)
                                      10/31/00(8)    10.00       (0.06)          (1.86)        (1.92)
 Class B                              04/30/02*       4.54       (0.04)           0.26          0.22
                                      10/31/01        8.04       (0.10)          (3.40)        (3.50)
                                      10/31/00(8)    10.00       (0.10)          (1.86)        (1.96)
 Class C                              04/30/02*       4.55       (0.04)           0.25          0.21
                                      10/31/01        8.04       (0.10)          (3.39)        (3.49)
                                      10/31/00(8)    10.00       (0.10)          (1.86)        (1.96)
 Class X                              04/30/02*       4.55       (0.04)           0.26          0.22
                                      10/31/01        8.05       (0.10)          (3.40)        (3.50)
                                      10/31/00(8)    10.00       (0.10)          (1.85)        (1.95)
ASAF ALGER
ALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                              04/30/02*    $  6.46      $(0.04)         $(0.06)       $(0.10)
                                      10/31/01        9.45       (0.03)          (2.94)        (2.97)
                                      10/31/00(9)    10.00          --           (0.55)        (0.55)
 Class B                              04/30/02*       6.44       (0.06)          (0.05)        (0.11)
                                      10/31/01        9.44       (0.06)          (2.94)        (3.00)
                                      10/31/00(9)    10.00       (0.01)          (0.55)        (0.56)
 Class C                              04/30/02*       6.45       (0.06)          (0.06)        (0.12)
                                      10/31/01        9.45       (0.08)          (2.92)        (3.00)
                                      10/31/00(9)    10.00       (0.01)          (0.54)        (0.55)
 Class X                              04/30/02*       6.44       (0.06)          (0.06)        (0.12)
                                      10/31/01        9.44       (0.06)          (2.94)        (3.00)
                                      10/31/00(9)    10.00       (0.01)          (0.55)        (0.56)
ASAF GABELLI
ALL-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                              04/30/02*    $  9.18      $(0.02)         $ 0.70        $ 0.68
                                      10/31/01       10.26        0.03           (1.08)        (1.05)
                                      10/31/00(9)    10.00        0.01            0.25          0.26
 Class B                              04/30/02*       9.14       (0.04)           0.69          0.65
                                      10/31/01       10.26       (0.04)          (1.07)        (1.11)
                                      10/31/00(9)    10.00        0.01            0.25          0.26
 Class C                              04/30/02*       9.14       (0.04)           0.69          0.65
                                      10/31/01       10.25       (0.03)          (1.07)        (1.10)
                                      10/31/00(9)    10.00        0.01            0.24          0.25
 Class X                              04/30/02*       9.13       (0.04)           0.69          0.65
                                      10/31/01       10.25       (0.03)          (1.08)        (1.11)
                                      10/31/00(9)    10.00        0.01            0.24          0.25
ASAF INVESCO
TECHNOLOGY FUND:
----------------------------
----------------------------
 Class A                              04/30/02*    $  3.18      $(0.03)         $(0.14)       $(0.17)
                                      10/31/01        9.27       (0.05)          (6.03)        (6.08)
                                      10/31/00(9)    10.00          --           (0.73)        (0.73)
 Class B                              04/30/02*       3.13       (0.04)          (0.13)        (0.17)
                                      10/31/01        9.25       (0.08)          (6.04)        (6.12)
                                      10/31/00(9)    10.00          --           (0.75)        (0.75)
 Class C                              04/30/02*       3.14       (0.04)          (0.12)        (0.16)
                                      10/31/01        9.26       (0.08)          (6.04)        (6.12)
                                      10/31/00(9)    10.00          --           (0.74)        (0.74)
 Class X                              04/30/02*       3.14       (0.04)          (0.13)        (0.17)
                                      10/31/01        9.25       (0.08)          (6.03)        (6.11)
                                      10/31/00(9)    10.00          --           (0.75)        (0.75)


                                                 Less Distributions
                                     ------------------------------------------
                                      From Net     In Excess of
                                     Investment   Net Investment   From Capital
                                       Income         Income          Gains
                                     ----------   --------------   ------------
ASAF MFS
GROWTH WITH INCOME FUND:
----------------------------
----------------------------
 Class A                               $   --           $--             $--
                                           --           --              --
                                           --           --              --
 Class B                                   --           --              --
                                           --           --              --
                                           --           --              --
 Class C                                   --           --              --
                                           --           --              --
                                           --           --              --
 Class X                                   --           --              --
                                           --           --              --
                                           --           --              --
ASAF DEAM
SMALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                               $   --           $--             $--
                                           --           --              --
                                           --           --              --
 Class B                                   --           --              --
                                           --           --              --
                                           --           --              --
 Class C                                   --           --              --
                                           --           --              --
                                           --           --              --
 Class X                                   --           --              --
                                           --           --              --
                                           --           --              --
ASAF ALGER
ALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                               $   --           $--             $--
                                        (0.02)          --              --
                                           --           --              --
 Class B                                   --           --              --
                                           --+          --              --
                                           --           --              --
 Class C                                   --           --              --
                                           --+          --              --
                                           --           --              --
 Class X                                   --           --              --
                                           --+          --              --
                                           --           --              --
ASAF GABELLI
ALL-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                               $   --           $--             $--
                                        (0.03)          --              --
                                           --           --              --
 Class B                                   --           --              --
                                        (0.01)          --              --
                                           --           --              --
 Class C                                   --           --              --
                                        (0.01)          --              --
                                           --           --              --
 Class X                                   --           --              --
                                        (0.01)          --              --
                                           --           --              --
ASAF INVESCO
TECHNOLOGY FUND:
----------------------------
----------------------------
 Class A                               $   --           $--             $--
                                        (0.01)          --              --+
                                           --           --              --
 Class B                                   --           --              --
                                           --           --              --+
                                           --           --              --
 Class C                                   --           --              --
                                           --           --              --+
                                           --           --              --
 Class X                                   --           --              --
                                           --           --              --+
                                           --           --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $ 8.22        (15.26%)      $12,742          43%       1.80%         1.80%            2.35%
         --            8.19        (23.67%)       11,312          64%       1.80%         1.80%            2.43%
         --           10.73          7.30%         7,301          65%       1.80%         1.80%            2.54%
         --            8.12        (15.68%)       22,567          43%       2.30%         2.30%            2.85%
         --            8.12        (23.97%)       20,584          64%       2.30%         2.30%            2.91%
         --           10.68          6.80%        16,156          65%       2.30%         2.30%            3.17%
         --            8.12        (15.68%)        9,719          43%       2.30%         2.30%            2.85%
         --            8.11        (23.99%)        9,084          64%       2.30%         2.30%            2.93%
         --           10.67          6.70%         6,681          65%       2.30%         2.30%            3.06%
         --            8.12        (15.77%)        3,912          43%       2.30%         2.30%            2.85%
         --            8.12        (24.04%)        4,153          64%       2.30%         2.30%            2.91%
         --           10.69          6.90%         3,487          65%       2.30%         2.30%            3.06%
     $   --          $ 4.82        (16.46%)      $19,482         172%       1.80%         1.80%            2.52%
         --            4.59        (43.19%)       17,736         110%       1.80%         1.80%            2.65%
         --            8.08        (19.20%)       17,172          61%       1.80%         1.80%            2.43%
         --            4.76        (16.93%)       25,281         172%       2.30%         2.30%            3.02%
         --            4.54        (43.53%)       22,969         110%       2.30%         2.30%            3.13%
         --            8.04        (19.60%)       27,872          61%       2.30%         2.30%            2.94%
         --            4.76        (16.93%)       11,562         172%       2.30%         2.30%            3.02%
         --            4.55        (43.41%)       10,968         110%       2.30%         2.30%            3.13%
         --            8.04        (19.60%)       14,676          61%       2.30%         2.30%            2.94%
         --            4.77        (16.75%)        4,292         172%       2.30%         2.30%            3.02%
         --            4.55        (43.48%)        3,875         110%       2.30%         2.30%            3.13%
         --            8.05        (19.50%)        4,499          61%       2.30%         2.30%            2.93%
     $   --          $ 6.36        (15.85%)      $ 8,432         107%       1.85%         1.85%            2.37%
      (0.02)           6.46        (31.22%)        7,783          70%       1.85%         1.85%            2.57%
         --            9.45         (5.50%)        3,790          15%       1.85%         1.85%            3.08%
         --            6.33        (16.38%)       13,582         107%       2.35%         2.35%            2.87%
         --            6.44        (31.47%)       11,995          70%       2.35%         2.35%            3.10%
         --            9.44         (5.60%)        4,232          15%       2.35%         2.35%            3.49%
         --            6.33        (16.36%)       11,929         107%       2.35%         2.35%            2.87%
         --            6.45        (31.44%)        1,148          70%       2.35%         2.35%            3.10%
         --            9.45         (5.50%)        4,734          15%       2.35%         2.35%            3.49%
         --            6.32        (16.40%)        2,128         107%       2.35%         2.35%            2.87%
         --            6.44        (31.47%)        1,614          70%       2.35%         2.35%            3.13%
         --            9.44         (5.60%)          389          15%       2.35%         2.35%            3.42%
     $   --          $ 9.86         (8.11%)      $22,268          19%       1.85%         1.85%            2.10%
      (0.03)           9.18        (10.25%)       16,579          84%       1.85%         1.85%            2.32%
         --           10.26          2.60%         1,522           7%       1.85%         1.85%            4.99%
         --            9.79         (8.59%)       41,261          19%       2.35%         2.35%            2.60%
      (0.01)           9.14        (10.78%)       29,676          84%       2.35%         2.35%            2.81%
         --           10.26          2.60%         2,893           7%       2.35%         2.35%            4.98%
         --            9.79         (8.59%)       24,887          19%       2.35%         2.35%            2.60%
      (0.01)           9.14        (10.69%)       19,876          84%       2.35%         2.35%            2.81%
         --           10.25          2.50%         3,127           7%       2.35%         2.35%            5.21%
         --            9.78         (8.68%)        5,725          19%       2.35%         2.35%            2.58%
      (0.01)           9.13        (10.79%)        4,498          84%       2.35%         2.35%            2.81%
         --           10.25          2.50%           217           7%       2.35%         2.35%            4.80%
     $   --          $ 3.01        (40.04%)      $ 8,098          37%       1.90%         1.90%            2.68%
      (0.01)           3.18        (65.64%)        7,989          74%       1.90%         1.90%            2.90%
         --            9.27         (7.30%)        4,910           4%       1.90%         1.90%            2.65%
         --            2.96        (40.68%)       10,782          37%       2.40%         2.40%            3.21%
         --            3.13        (66.16%)       10,259          74%       2.40%         2.40%            3.30%
         --            9.25         (7.50%)       11,811           4%       2.40%         2.40%            3.02%
         --            2.98        (40.40%)        7,140          37%       2.40%         2.40%            3.20%
         --            3.14        (66.09%)        6,939          74%       2.40%         2.40%            3.31%
         --            9.26         (7.40%)        7,384           4%       2.40%         2.40%            3.05%
         --            2.97        (40.60%)        1,766          37%       2.40%         2.40%            3.21%
         --            3.14        (66.05%)        1,830          74%       2.40%         2.40%            3.44%
         --            9.25         (7.50%)        1,003           4%       2.40%         2.40%            3.16%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $   --               (0.36%)
         --               (0.27%)
         --               (0.29%)
         --               (0.85%)
         --               (0.77%)
         --               (0.72%)
         --               (0.85%)
         --               (0.77%)
         --               (0.76%)
         --               (0.85%)
         --               (0.77%)
         --               (0.76%)
     $   --               (1.24%)
         --               (1.24%)
         --               (0.72%)
         --               (1.72%)
         --               (1.75%)
         --               (1.25%)
         --               (1.72%)
         --               (1.76%)
         --               (1.24%)
         --               (1.72%)
         --               (1.76%)
         --               (1.23%)
     $   --               (1.29%)
      (0.02)              (0.59%)
         --               (0.09%)
         --               (1.79%)
         --               (1.13%)
         --               (0.52%)
         --               (1.79%)
         --               (1.13%)
         --               (0.50%)
         --               (1.79%)
         --               (1.16%)
         --               (0.50%)
     $   --               (0.31%)
      (0.03)               0.08%
         --                1.05%
         --               (0.80%)
      (0.01)              (0.43%)
         --                0.57%
         --               (0.80%)
      (0.01)              (0.43%)
         --                0.58%
         --               (0.80%)
      (0.01)              (0.43%)
         --                0.46%
     $   --               (1.81%)
      (0.01)              (1.21%)
         --                0.19%
         --               (2.32%)
         --               (1.67%)
         --               (0.36%)
         --               (2.32%)
         --               (1.68%)
         --               (0.30%)
         --               (2.33%)
         --               (1.71%)
         --               (0.33%)

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan ,as described in Note 3 to the Financial Statements.
(7) Commenced operations on November 1, 1999.
(8) Commenced operations on March 1, 2000.
(9) Commenced operations on September 11, 2000.
 + Amount represents less than a penny per share.
 * Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                Increase (Decrease) from Investment
                                                                            Operations
                                                             -----------------------------------------
                                                  Net Asset       Net
                                                    Value     Investment     Net Realized   Total from
                                      Period      Beginning     Income       & Unrealized   Investment
                                      Ended       of Period     (Loss)       Gain (Loss)    Operations
                                     --------     ---------  -------------   ------------   ----------
ASAF JANUS
MID-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                             04/30/02*     $  4.04      $(0.03)         $(0.17)       $(0.20)
                                     10/31/01        10.01       (0.06)          (5.90)        (5.96)
                                     10/31/00(9)     10.00        0.02           (0.01)         0.01
 Class B                             04/30/02*        4.03       (0.04)          (0.18)        (0.22)
                                     10/31/01        10.00       (0.09)          (5.88)        (5.97)
                                     10/31/00(9)     10.00        0.01           (0.01)           --
 Class C                             04/30/02*        4.03       (0.04)          (0.18)        (0.22)
                                     10/31/01        10.01       (0.09)          (5.89)        (5.98)
                                     10/31/00(9)     10.00        0.01              --          0.01
 Class X                             04/30/02*        4.02       (0.04)          (0.18)        (0.22)
                                     10/31/01        10.00       (0.09)          (5.89)        (5.98)
                                     10/31/00(9)     10.00        0.01           (0.01)           --
ASAF PROFUND
MANAGED OTC FUND:
---------------------------
---------------------------
 Class A                             04/30/02*     $  2.53      $(0.02)         $(0.24)       $(0.26)
                                     10/31/01         8.22       (0.05)          (5.64)        (5.69)
                                     10/31/00(9)     10.00       (0.01)          (1.77)        (1.78)
 Class B                             04/30/02*        2.52       (0.03)          (0.23)        (0.26)
                                     10/31/01         8.22       (0.07)          (5.63)        (5.70)
                                     10/31/00(9)     10.00       (0.02)          (1.76)        (1.78)
 Class C                             04/30/02*        2.51       (0.03)          (0.22)        (0.25)
                                     10/31/01         8.21       (0.07)          (5.63)        (5.70)
                                     10/31/00(9)     10.00       (0.02)          (1.77)        (1.79)
 Class X                             04/30/02*        2.52       (0.03)          (0.22)        (0.25)
                                     10/31/01         8.21       (0.07)          (5.62)        (5.69)
                                     10/31/00(9)     10.00       (0.02)          (1.77)        (1.79)
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
---------------------------
---------------------------
 Class A                             04/30/02*     $  9.59      $(0.02)         $(0.07)       $(0.09)
                                     10/31/01(10)    10.00       (0.01)          (0.40)        (0.41)
 Class B                             04/30/02*        9.55       (0.05)          (0.06)        (0.11)
                                     10/31/01(10)    10.00       (0.04)          (0.41)        (0.45)
 Class C                             04/30/02*        9.56       (0.05)          (0.06)        (0.11)
                                     10/31/01(10)    10.00       (0.04)          (0.40)        (0.44)
 Class X                             04/30/02*        9.56       (0.06)          (0.05)        (0.11)
                                     10/31/01(10)    10.00       (0.04)          (0.40)        (0.44)
ASAF INVESCO
HEALTH SCIENCES FUND
---------------------------
---------------------------
 Class A                             04/30/02*     $ 11.35      $(0.08)         $(0.60)       $(0.68)
                                     10/31/01(10)    10.00       (0.08)           1.43          1.35
 Class B                             04/30/02*       11.31       (0.12)          (0.59)        (0.71)
                                     10/31/01(10)    10.00       (0.11)           1.42          1.31
 Class C                             04/30/02*       11.33       (0.12)          (0.58)        (0.70)
                                     10/31/01(10)    10.00       (0.12)           1.45          1.33
 Class X                             04/30/02*       11.33       (0.12)          (0.58)        (0.70)
                                     10/31/01(10)    10.00       (0.11)           1.44          1.33
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
---------------------------
---------------------------
 Class A                             04/30/02*     $  9.77      $ 0.01          $ 1.00        $ 1.01
                                     10/31/01(10)    10.00        0.05           (0.28)        (0.23)
 Class B                             04/30/02*        9.74          --+           0.98          0.98
                                     10/31/01(10)    10.00        0.01           (0.27)        (0.26)
 Class C                             04/30/02*        9.73          --+           0.99          0.99
                                     10/31/01(10)    10.00        0.01           (0.28)        (0.27)
 Class X                             04/30/02*        9.73          --+           0.98          0.98
                                     10/31/01(10)    10.00        0.02           (0.29)        (0.27)
ASAF T. ROWE PRICE
TAX MANAGED FUND
---------------------------
---------------------------
 Class A                             04/30/02*     $  9.00      $(0.05)         $ 0.39        $ 0.34
                                     10/31/01(10)    10.00       (0.05)          (0.95)        (1.00)
 Class B                             04/30/02*        8.98       (0.09)           0.40          0.31
                                     10/31/01(10)    10.00       (0.08)          (0.94)        (1.02)
 Class C                             04/30/02*        8.98       (0.09)           0.40          0.31
                                     10/31/01(10)    10.00       (0.08)          (0.94)        (1.02)
 Class X                             04/30/02*        8.97       (0.09)           0.40          0.31
                                     10/31/01(10)    10.00       (0.08)          (0.95)        (1.03)


                                                Less Distributions
                                    ------------------------------------------

                                     From Net     In Excess of        From
                                    Investment   Net Investment   Net Realized
                                      Income         Income          Gains
                                    ----------   --------------   ------------
ASAF JANUS
MID-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                              $   --          $ --           $   --
                                       (0.01)           --               --
                                          --            --               --
 Class B                                  --            --               --
                                          --+           --               --
                                          --            --               --
 Class C                                  --            --               --
                                          --+           --               --
                                          --            --               --
 Class X                                  --            --               --
                                          --+           --               --
                                          --            --               --
ASAF PROFUND
MANAGED OTC FUND:
---------------------------
---------------------------
 Class A                              $   --          $ --           $   --
                                          --            --               --
                                          --            --               --
 Class B                                  --            --               --
                                          --            --               --
                                          --            --               --
 Class C                                  --            --               --
                                          --            --               --
                                          --            --               --
 Class X                                  --            --               --
                                          --            --               --
                                          --            --               --
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
---------------------------
---------------------------
 Class A                              $   --          $ --           $   --
                                          --            --               --
 Class B                                  --            --               --
                                          --            --               --
 Class C                                  --            --               --
                                          --            --               --
 Class X                                  --            --               --
                                          --            --               --
ASAF INVESCO
HEALTH SCIENCES FUND
---------------------------
---------------------------
 Class A                              $   --          $ --           $   --
                                          --            --               --
 Class B                                  --            --               --
                                          --            --               --
 Class C                                  --            --               --
                                          --            --               --
 Class X                                  --            --               --
                                          --            --               --
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
---------------------------
---------------------------
 Class A                              $(0.05)         $ --           $(0.02)
                                          --            --               --
 Class B                               (0.01)           --            (0.02)
                                          --            --               --
 Class C                               (0.01)           --            (0.02)
                                          --            --               --
 Class X                               (0.01)           --            (0.02)
                                          --            --               --
ASAF T. ROWE PRICE
TAX MANAGED FUND
---------------------------
---------------------------
 Class A                              $   --          $ --           $   --
                                          --            --               --
 Class B                                  --            --               --
                                          --            --               --
 Class C                                  --            --               --
                                          --            --               --
 Class X                                  --            --               --
                                          --            --               --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $ 3.84        (37.25%)      $ 6,986          58%       1.90%         1.90%             2.94%
      (0.01)           4.04        (59.56%)        6,012         188%       1.90%         1.90%             2.95%
         --           10.01          0.10%         3,069           3%       1.90%         1.90%             2.96%
         --            3.81        (37.54%)        9,780          58%       2.40%         2.40%             3.44%
         --            4.03        (59.68%)        9,098         188%       2.40%         2.40%             3.37%
         --           10.00          0.00%         8,853           3%       2.40%         2.40%             3.32%
         --            3.81        (37.54%)        4,873          58%       2.40%         2.40%             3.44%
         --            4.03        (59.72%)        4,687         188%       2.40%         2.40%             3.40%
         --           10.01          0.10%         4,495           3%       2.40%         2.40%             3.49%
         --            3.80        (37.60%)        1,150          58%       2.40%         2.40%             3.44%
         --            4.02        (59.78%)        1,174         188%       2.40%         2.40%             3.47%
         --           10.00          0.00%           676           3%       2.40%         2.40%             3.39%
     $   --          $ 2.27        (40.47%)      $ 7,755          12%       1.75%         1.75%             2.36%
         --            2.53        (69.22%)        6,805          54%       1.75%         1.75%             2.59%
         --            8.22        (17.80%)        7,052           1%       1.75%         1.75%             2.40%
         --            2.26        (40.84%)       14,652          12%       2.25%         2.25%             2.86%
         --            2.52        (69.34%)       13,664          54%       2.25%         2.25%             3.13%
         --            8.22        (17.80%)       12,048           1%       2.25%         2.25%             2.73%
         --            2.26        (40.84%)        9,469          12%       2.25%         2.25%             2.85%
         --            2.51        (69.43%)        7,760          54%       2.25%         2.25%             3.14%
         --            8.21        (17.90%)        6,927           1%       2.25%         2.25%             2.82%
         --            2.27        (40.73%)        1,008          12%       2.25%         2.25%             2.87%
         --            2.52        (69.31%)        1,106          54%       2.25%         2.25%             3.23%
         --            8.21        (17.90%)          835           1%       2.25%         2.25%             2.81%
     $   --          $ 9.50        (11.71%)      $ 3,467          14%       1.85%         1.85%             3.05%
         --            9.59         (4.10%)        2,273          13%       1.85%         1.85%             4.12%
         --            9.44        (12.27%)        6,946          14%       2.35%         2.35%             3.58%
         --            9.55         (4.50%)        4,139          13%       2.35%         2.35%             5.24%
         --            9.45        (12.17%)        2,929          14%       2.35%         2.35%             3.59%
         --            9.56         (4.40%)        1,698          13%       2.35%         2.35%             5.43%
         --            9.45        (12.17%)        1,390          14%       2.35%         2.35%             3.57%
         --            9.56         (4.40%)          903          13%       2.35%         2.35%             4.80%
     $   --          $10.67         (3.96%)      $ 5,062          58%       1.90%         1.90%             2.98%
         --           11.35         13.60%         3,971          35%       1.90%         1.90%             3.96%
         --           10.60         (4.50%)        7,591          58%       2.40%         2.40%             3.44%
         --           11.31         13.10%         6,427          35%       2.40%         2.40%             4.75%
         --           10.63         (4.32%)        4,326          58%       2.40%         2.40%             3.49%
         --           11.33         13.40%         2,659          35%       2.40%         2.40%             4.70%
         --           10.63         (4.32%)        2,102          58%       2.40%         2.40%             3.46%
         --           11.33         13.40%         1,702          35%       2.40%         2.40%             5.49%
     $(0.07)         $10.71          4.60%       $ 4,785           7%       1.70%         1.70%             2.81%
         --            9.77         (2.20%)        1,677           9%       1.70%         1.70%             3.95%
      (0.03)          10.69          4.07%         9,544           7%       2.20%         2.20%             3.31%
         --            9.74         (2.60%)        3,867           9%       2.20%         2.20%             5.57%
      (0.03)          10.69          4.17%         6,544           7%       2.20%         2.20%             3.29%
         --            9.73         (2.70%)        3,040           9%       2.20%         2.20%             4.73%
      (0.03)          10.68          4.07%         1,384           7%       2.20%         2.20%             3.32%
         --            9.73         (2.70%)          514           9%       2.20%         2.20%             4.75%
     $   --          $ 9.34        (11.05%)      $ 1,337           3%       1.80%         1.80%             5.01%
         --            9.00        (10.00%)          746          12%       1.80%         1.80%             8.94%
         --            9.29        (11.44%)        2,199           3%       2.30%         2.30%             5.51%
         --            8.98        (10.20%)        1,237          12%       2.30%         2.30%             9.51%
         --            9.29        (11.44%)        2,281           3%       2.30%         2.30%             5.54%
         --            8.98        (10.20%)          867          12%       2.30%         2.30%            11.19%
         --            9.28        (11.45%)          102           3%       2.30%         2.30%             5.49%
         --            8.97        (10.20%)           33          12%       2.30%         2.30%            15.47%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $   --               (1.37%)
      (0.01)              (1.13%)
         --                1.19%
         --               (1.87%)
         --               (1.60%)
         --                0.45%
         --               (1.87%)
         --               (1.61%)
         --                0.71%
         --               (1.87%)
         --               (1.65%)
         --                0.72%
     $   --               (1.54%)
         --               (1.42%)
         --               (1.11%)
         --               (2.04%)
         --               (1.92%)
         --               (1.57%)
         --               (2.04%)
         --               (1.93%)
         --               (1.58%)
         --               (2.04%)
         --               (1.94%)
         --               (1.55%)
     $   --               (0.31%)
         --               (0.17%)
         --               (0.81%)
         --               (0.66%)
         --               (0.82%)
         --               (0.66%)
         --               (0.83%)
         --               (0.66%)
     $   --               (1.09%)
         --               (1.10%)
         --               (1.59%)
         --               (1.54%)
         --               (1.60%)
         --               (1.56%)
         --               (1.59%)
         --               (1.48%)
     $(0.07)               0.52%
         --                0.70%
      (0.03)               0.08%
         --                0.22%
      (0.03)               0.09%
         --                0.22%
      (0.03)               0.02%
         --                0.23%
     $   --               (0.80%)
         --               (0.75%)
         --               (1.30%)
         --               (1.26%)
         --               (1.31%)
         --               (1.24%)
         --               (1.34%)
         --               (1.25%)

 (2) Total return for Class X shares does not reflect the payment of bonus shares.
 (3) Annualized for periods less than one year.
 (4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 (9) Commenced operations on September 11, 2000.
(10) Commenced operations on March 1, 2001.
  + Amount represents less than a penny per share.
  * Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                             -----------------------------------------
                                                  Net Asset       Net
                                                    Value     Investment     Net Realized   Total from
                                       Period     Beginning     Income       & Unrealized   Investment
                                       Ended      of Period     (Loss)       Gain (Loss)    Operations
                                      --------    ---------  -------------   ------------   ----------
ASAF AMERICAN CENTURY

INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
Class A                               04/30/02*    $  7.26      $ 0.01          $ 0.08        $ 0.09
                                      10/31/01       10.98       (0.04)          (3.68)        (3.72)
                                      10/31/00       10.99       (0.15)           0.14         (0.01)
                                      10/31/99        9.39       (0.01)           1.68          1.67
                                      10/31/98        8.93       (0.02)           0.48          0.46
                                      10/31/97(1)     9.74        0.01           (0.82)        (0.81)
Class B                               04/30/02*       7.33          --+           0.08          0.08
                                      10/31/01       11.15       (0.10)          (3.72)        (3.82)
                                      10/31/00       11.22       (0.21)           0.14         (0.07)
                                      10/31/99        9.59       (0.08)           1.73          1.65
                                      10/31/98        9.16       (0.07)           0.50          0.43
                                      10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
Class C                               04/30/02*       7.31          --+           0.08          0.08
                                      10/31/01       11.13       (0.09)          (3.73)        (3.82)
                                      10/31/00       11.21       (0.21)           0.13         (0.08)
                                      10/31/99        9.57       (0.08)           1.74          1.66
                                      10/31/98        9.16       (0.06)           0.47          0.41
                                      10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
Class X                               04/30/02*       7.34          --+           0.08          0.08
                                      10/31/01       11.17       (0.10)          (3.73)        (3.83)
                                      10/31/00       11.25       (0.20)           0.12         (0.08)
                                      10/31/99        9.61       (0.09)           1.75          1.66
                                      10/31/98        9.18       (0.07)           0.50          0.43
                                      10/31/97(1)    10.00       (0.01)          (0.81)        (0.82)
ASAF JANUS
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                              04/30/02*    $ 12.44      $(0.05)         $(1.07)       $(1.12)
                                      10/31/01       22.80        0.01          (10.37)       (10.36)
                                      10/31/00       21.97       (0.11)           0.94          0.83
                                      10/31/99       14.41       (0.10)           7.66          7.56
                                      10/31/98       11.40       (0.01)           3.05          3.04
                                      10/31/97(1)    11.18        0.09            0.13          0.22
 Class B                              04/30/02*      10.94       (0.07)          (0.95)        (1.02)
                                      10/31/01       20.14       (0.07)          (9.13)        (9.20)
                                      10/31/00       19.50       (0.21)           0.85          0.64
                                      10/31/99       12.87       (0.17)           6.80          6.63
                                      10/31/98       10.19       (0.08)           2.77          2.69
                                      10/31/97(1)    10.00        0.06            0.13          0.19
 Class C                              04/30/02*      10.91       (0.07)          (0.94)        (1.01)
                                      10/31/01       20.10       (0.07)          (9.12)        (9.19)
                                      10/31/00       19.47       (0.21)           0.84          0.63
                                      10/31/99       12.85       (0.18)           6.80          6.62
                                      10/31/98       10.19       (0.08)           2.75          2.67
                                      10/31/97(1)    10.00        0.05            0.14          0.19
 Class X                              04/30/02*      10.95       (0.07)          (0.94)        (1.01)
                                      10/31/01       20.17       (0.07)          (9.15)        (9.22)
                                      10/31/00       19.52       (0.22)           0.87          0.65
                                      10/31/99       12.88       (0.18)           6.82          6.64
                                      10/31/98       10.20       (0.09)           2.78          2.69
                                      10/31/97(1)    10.00        0.05            0.15          0.20

ASAF INVESCO
EQUITY INCOME FUND:
------------------------------
------------------------------
 Class A                              04/30/02*    $ 12.11      $ 0.07          $ 0.29        $ 0.36
                                      10/31/01       14.51        0.20           (2.41)        (2.21)
                                      10/31/00       13.66        0.22            1.03          1.25
                                      10/31/99       11.75        0.22            1.84          2.06
                                      10/31/98       10.45        0.22            1.20          1.42
                                      10/31/97(1)     9.98        0.14            0.33          0.47
 Class B                              04/30/02*      12.14        0.04            0.29          0.33
                                      10/31/01       14.55        0.13           (2.42)        (2.29)
                                      10/31/00       13.69        0.15            1.04          1.19
                                      10/31/99       11.77        0.14            1.87          2.01
                                      10/31/98       10.45        0.15            1.24          1.39
                                      10/31/97(1)    10.00        0.10            0.35          0.45
 Class C                              04/30/02*      12.13        0.04            0.29          0.33
                                      10/31/01       14.54        0.13           (2.42)        (2.29)
                                      10/31/00       13.68        0.15            1.04          1.19
                                      10/31/99       11.77        0.14            1.86          2.00
                                      10/31/98       10.46        0.15            1.23          1.38
                                      10/31/97(1)    10.00        0.10            0.36          0.46
 Class X                              04/30/02*      12.13        0.04            0.29          0.33
                                      10/31/01       14.53        0.14           (2.42)        (2.28)
                                      10/31/00       13.68        0.14            1.04          1.18
                                      10/31/99       11.76        0.13            1.88          2.01
                                      10/31/98       10.45        0.15            1.23          1.38
                                      10/31/97(1)    10.00        0.11            0.34          0.45


                                                 Less Distributions
                                     ------------------------------------------

                                      From Net     In Excess of        From
                                     Investment   Net Investment   Net Realized
                                       Income         Income          Gains
                                     ----------   --------------   ------------
ASAF AMERICAN CENTURY
INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
Class A                                $   --         $   --          $   --
                                           --             --              --
                                           --             --              --
                                           --          (0.07)             --
                                           --             --              --
                                           --             --              --
Class B                                    --             --              --
                                           --             --              --
                                           --             --              --
                                           --          (0.02)             --
                                           --             --              --
                                           --             --              --
Class C                                    --             --              --
                                           --             --              --
                                           --             --              --
                                           --          (0.02)             --
                                           --             --              --
                                           --             --              --
Class X                                    --             --              --
                                           --             --              --
                                           --             --              --
                                           --          (0.02)             --
                                           --             --              --
                                           --             --              --
ASAF JANUS
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                               $   --         $   --          $   --
                                           --             --              --
                                           --             --              --
                                           --             --              --
                                        (0.02)         (0.01)             --
                                           --             --              --
 Class B                                   --             --              --
                                           --             --              --
                                           --             --              --
                                           --             --              --
                                        (0.01)            --              --
                                           --             --              --
 Class C                                   --             --              --
                                           --             --              --
                                           --             --              --
                                           --             --              --
                                        (0.01)            --              --
                                           --             --              --
 Class X                                   --             --              --
                                           --             --              --
                                           --             --              --
                                           --             --              --
                                        (0.01)            --              --
                                           --             --              --
ASAF INVESCO
EQUITY INCOME FUND:
------------------------------
------------------------------
 Class A                               $(0.09)        $   --          $   --
                                        (0.19)            --              --
                                        (0.21)            --           (0.19)
                                        (0.15)            --              --
                                        (0.12)            --              --
                                           --             --              --
 Class B                                (0.06)            --              --
                                        (0.12)            --              --
                                        (0.14)            --           (0.19)
                                        (0.09)            --              --
                                        (0.07)            --              --
                                           --             --              --
 Class C                                (0.06)            --              --
                                        (0.12)            --              --
                                        (0.14)            --           (0.19)
                                        (0.09)            --              --
                                        (0.07)            --              --
                                           --             --              --
 Class X                                (0.06)            --              --
                                        (0.12)            --              --
                                        (0.14)            --           (0.19)
                                        (0.09)            --              --
                                        (0.07)            --              --
                                           --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(4)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)      Rate(3)    Expenses    and Waiver(5)   and Waiver(5)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------

     $   --          $ 7.35        (18.78%)    $   21,643        140%       2.10%         2.10%            2.67%
         --            7.26        (33.88%)        17,088        202%       2.14%         2.14%            2.64%
         --           10.98         (0.09%)        20,109        165%       2.10%         2.10%            2.53%
      (0.07)          10.99         17.82%          4,623         31%       2.10%         2.12%            3.36%
         --            9.39          5.15%          1,685         20%       2.10%         2.10%            6.06%
         --            8.93         (8.32%)           218          1%       2.10%         2.10%           51.87%
         --            7.41        (19.28%)        24,916        140%       2.60%         2.60%            3.18%
         --            7.33        (34.26%)        23,795        202%       2.64%         2.64%            3.14%
         --           11.15         (0.71%)        28,739        165%       2.60%         2.60%            3.01%
      (0.02)          11.22         17.30%          9,257         31%       2.60%         2.62%            3.86%
         --            9.59          4.69%          3,318         20%       2.60%         2.60%            6.50%
         --            9.16         (8.40%)           390          1%       2.60%         2.60%           38.12%
         --            7.39        (19.32%)        18,875        140%       2.60%         2.60%            3.17%
         --            7.31        (34.32%)        13,837        202%       2.64%         2.64%            3.14%
         --           11.13         (0.71%)        16,225        165%       2.60%         2.60%            3.03%
      (0.02)          11.21         17.33%          4,379         31%       2.60%         2.62%            3.90%
         --            9.57          4.48%          2,282         20%       2.60%         2.60%            6.55%
         --            9.16         (8.40%)           198          1%       2.60%         2.60%           33.95%
         --            7.42        (19.35%)         6,895        140%       2.60%         2.60%            3.18%
         --            7.34        (34.29%)         6,901        202%       2.64%         2.64%            3.13%
         --           11.17         (0.71%)         8,783        165%       2.60%         2.60%            2.97%
      (0.02)          11.25         17.26%          6,727         31%       2.60%         2.62%            3.94%
         --            9.61          4.68%          5,144         20%       2.60%         2.60%            6.54%
         --            9.18         (8.20%)           756          1%       2.60%         2.60%           46.77%
     $   --          $11.32        (32.22%)    $  164,619         33%       1.75%         1.75%            2.10%
         --           12.44        (45.44%)       210,590         54%       1.75%         1.75%            1.98%
         --           22.80          3.78%        463,777         32%       1.72%         1.72%            1.81%
         --           21.97         52.46%        234,575         47%       1.70%         1.71%            2.00%
      (0.03)          14.41         26.77%         24,558         77%       1.70%         1.70%            2.65%
         --           11.40          1.97%            706         83%       1.70%         1.70%           26.77%
         --            9.92        (32.54%)       451,773         33%       2.25%         2.25%            2.60%
         --           10.94        (45.68%)       556,811         54%       2.25%         2.25%            2.47%
         --           20.14          3.28%      1,219,774         32%       2.22%         2.22%            2.31%
         --           19.50         51.52%        684,778         47%       2.20%         2.21%            2.51%
      (0.01)          12.87         26.40%         56,582         77%       2.20%         2.20%            3.14%
         --           10.19          1.90%          1,718         83%       2.20%         2.20%           16.45%
         --            9.90        (32.56%)       146,718         33%       2.25%         2.25%            2.60%
         --           10.91        (45.72%)       185,968         54%       2.25%         2.25%            2.47%
         --           20.10          3.24%        421,207         32%       2.22%         2.22%            2.31%
         --           19.47         51.52%        222,230         47%       2.20%         2.21%            2.50%
      (0.01)          12.85         26.20%         21,710         77%       2.20%         2.20%            3.13%
         --           10.19          1.90%            452         83%       2.20%         2.20%           15.78%
         --            9.94        (32.56%)        68,814         33%       2.25%         2.25%            2.60%
         --           10.95        (45.71%)        82,210         54%       2.25%         2.25%            2.47%
         --           20.17          3.33%        172,382         32%       2.22%         2.22%            2.31%
         --           19.52         51.55%        133,655         47%       2.20%         2.21%            2.48%
      (0.01)          12.88         26.37%         36,575         77%       2.20%         2.20%            3.16%
         --           10.20          2.00%          1,474         83%       2.20%         2.20%           24.39%

     $(0.09)         $12.38         (8.67%)    $   55,795         18%       1.67%         1.67%            1.76%
      (0.19)          12.11        (15.39%)        56,537         25%       1.67%         1.67%            1.71%
      (0.40)          14.51          9.35%         54,424         63%       1.60%         1.64%            1.76%
      (0.15)          13.66         17.60%         31,960         66%       1.55%         1.59%            1.91%
      (0.12)          11.75         13.64%          8,911         70%       1.55%         1.55%            2.86%
         --           10.45          4.71%            471         46%       1.55%         1.55%           29.14%
      (0.06)          12.41         (9.11%)       136,598         18%       2.17%         2.17%            2.26%
      (0.12)          12.14        (15.82%)       139,634         25%       2.17%         2.17%            2.21%
      (0.33)          14.55          8.86%        138,391         63%       2.10%         2.14%            2.26%
      (0.09)          13.69         17.08%         79,962         66%       2.05%         2.09%            2.42%
      (0.07)          11.77         13.30%         18,045         70%       2.05%         2.05%            3.38%
         --           10.45          4.50%          1,408         46%       2.05%         2.05%           19.54%
      (0.06)          12.40         (9.18%)        54,080         18%       2.17%         2.17%            2.26%
      (0.12)          12.13        (15.83%)        56,530         25%       2.17%         2.17%            2.21%
      (0.33)          14.54          8.78%         56,401         63%       2.10%         2.14%            2.26%
      (0.09)          13.68         17.08%         34,157         66%       2.05%         2.09%            2.41%
      (0.07)          11.77         13.19%          8,362         70%       2.05%         2.05%            3.33%
         --           10.46          4.60%            255         46%       2.05%         2.05%           20.89%
      (0.06)          12.40         (9.12%)        37,535         18%       2.17%         2.17%            2.26%
      (0.12)          12.13        (15.77%)        37,635         25%       2.17%         2.17%            2.21%
      (0.33)          14.53          8.79%         42,330         63%       2.10%         2.14%            2.26%
      (0.09)          13.68         17.09%         33,884         66%       2.05%         2.09%            2.42%
      (0.07)          11.76         13.21%         18,296         70%       2.05%         2.05%            3.35%
         --           10.45          4.50%          1,174         46%       2.05%         2.05%           36.25%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(4)
  -------------  -----------------------
     $   --                0.31%
         --               (0.37%)
         --               (1.28%)
      (0.07)              (0.28%)
         --               (0.16%)
         --                0.07%
         --               (0.14%)
         --               (1.08%)
         --               (1.76%)
      (0.02)              (0.80%)
         --               (0.70%)
         --               (0.51%)
         --               (0.13%)
         --               (1.01%)
         --               (1.76%)
      (0.02)              (0.83%)
         --               (0.58%)
         --               (0.53%)
         --               (0.13%)
         --               (1.09%)
         --               (1.64%)
      (0.02)              (0.86%)
         --               (0.68%)
         --               (0.28%)
     $   --               (0.77%)
         --                0.05%
         --               (0.45%)
         --               (0.49%)
      (0.03)              (0.24%)
         --                2.72%
         --               (1.27%)
         --               (0.45%)
         --               (0.95%)
         --               (0.98%)
      (0.01)              (0.74%)
         --                2.27%
         --               (1.27%)
         --               (0.45%)
         --               (0.95%)
         --               (0.99%)
      (0.01)              (0.75%)
         --                1.95%
         --               (1.27%)
         --               (0.45%)
         --               (0.96%)
         --               (1.02%)
      (0.01)              (0.76%)
         --                2.05%
     $(0.09)               1.14%
      (0.19)               1.48%
      (0.40)               1.51%
      (0.15)               1.52%
      (0.12)               1.72%
         --                4.81%
      (0.06)               0.64%
      (0.12)               0.98%
      (0.33)               1.02%
      (0.09)               1.02%
      (0.07)               1.27%
         --                3.68%
      (0.06)               0.64%
      (0.12)               0.98%
      (0.33)               1.02%
      (0.09)               1.02%
      (0.07)               1.27%
         --                3.82%
      (0.06)               0.64%
      (0.12)               0.99%
      (0.33)               1.02%
      (0.09)               0.99%
      (0.07)               1.27%
         --                4.05%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.)
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
(5) Includes commissions received by American Skandia Martketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(6) Represents the combined ratios for the respective fund and its respective pro rata share of its master portfolio.
 * Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations
                                                 Net Asset  -----------------------------------------
                                                   Value         Net        Net Realized   Total from
                                      Period     Beginning   Investment     & Unrealized   Investment
                                      Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                     --------    ---------  -------------   ------------   ----------
ASAF TOTAL

RETURN BOND FUND:
---------------------------
---------------------------
 Class A                             04/30/02*    $ 11.04      $ 0.16!         $(0.14)!      $ 0.02
                                     10/31/01       10.18        0.48            0.86          1.34
                                     10/31/00       10.11        0.58            0.07          0.65
                                     10/31/99       10.79        0.60           (0.61)        (0.01)
                                     10/31/98       10.28        0.35            0.54          0.89
                                     10/31/97(1)    10.07        0.15            0.09          0.24
 Class B                             04/30/02*      10.93        0.14!          (0.15)!       (0.01)
                                     10/31/01       10.08        0.43            0.85          1.28
                                     10/31/00       10.01        0.53            0.07          0.60
                                     10/31/99       10.68        0.54           (0.60)        (0.06)
                                     10/31/98       10.16        0.31            0.53          0.84
                                     10/31/97(1)    10.00        0.10            0.09          0.19
 Class C                             04/30/02*      10.93        0.13!          (0.14)!       (0.01)
                                     10/31/01       10.08        0.43            0.85          1.28
                                     10/31/00       10.01        0.53            0.07          0.60
                                     10/31/99       10.67        0.54           (0.59)        (0.05)
                                     10/31/98       10.16        0.31            0.52          0.83
                                     10/31/97(1)    10.00        0.10            0.09          0.19
 Class X                             04/30/02*      10.94        0.14!          (0.15)!       (0.01)
                                     10/31/01       10.09        0.43            0.85          1.28
                                     10/31/00       10.02        0.53            0.07          0.60
                                     10/31/99       10.69        0.54           (0.60)        (0.06)
                                     10/31/98       10.17        0.34            0.50          0.84
                                     10/31/97(1)    10.00        0.09            0.10          0.19
ASAF
MONEY MARKET FUND:
---------------------------
---------------------------
 Class A                             04/30/02*    $  1.00      $   --+         $   --        $   --+
                                     10/31/01        1.00       0.040              --         0.040
                                     10/31/00        1.00       0.048              --         0.048
                                     10/31/99        1.00       0.035              --         0.035
                                     10/31/98        1.00       0.039              --         0.039
                                     10/31/97(1)     1.00       0.009              --         0.009
 Class B                             04/30/02*       1.00          --+             --            --+
                                     10/31/01        1.00       0.030              --         0.030
                                     10/31/00        1.00       0.042              --         0.042
                                     10/31/99        1.00       0.030              --         0.030
                                     10/31/98        1.00       0.033              --         0.033
                                     10/31/97(1)     1.00       0.007              --         0.007
 Class C                             04/30/02*       1.00          --+             --            --+
                                     10/31/01        1.00       0.030              --         0.030
                                     10/31/00        1.00       0.043              --         0.043
                                     10/31/99        1.00       0.030              --         0.030
                                     10/31/98        1.00       0.034              --         0.034
                                     10/31/97(1)     1.00       0.007              --         0.007
 Class X                             04/30/02*       1.00          --+             --            --+
                                     10/31/01        1.00       0.030              --         0.030
                                     10/31/00        1.00       0.042              --         0.042
                                     10/31/99        1.00       0.030              --         0.030
                                     10/31/98        1.00       0.034              --         0.034
                                     10/31/97(1)     1.00       0.008              --         0.008


                                                Less Distributions
                                    ------------------------------------------
                                     From Net     In Excess of      From Net
                                    Investment   Net Investment     Realized
                                      Income         Income          Gains
                                    ----------   --------------   ------------
ASAF TOTAL
RETURN BOND FUND:
---------------------------
---------------------------
 Class A                             $ (0.19)        $   --          $(0.25)
                                       (0.48)            --              --
                                       (0.58)            --              --
                                       (0.60)            --           (0.07)
                                       (0.38)            --              --
                                       (0.03)            --              --
 Class B                               (0.16)            --           (0.25)
                                       (0.43)            --              --
                                       (0.53)            --              --
                                       (0.54)            --           (0.07)
                                       (0.32)            --              --
                                       (0.03)            --              --
 Class C                               (0.16)            --           (0.25)
                                       (0.43)            --              --
                                       (0.53)            --              --
                                       (0.54)            --           (0.07)
                                       (0.32)            --              --
                                       (0.03)            --              --
 Class X                               (0.16)            --           (0.25)
                                       (0.43)            --              --
                                       (0.53)            --              --
                                       (0.54)            --           (0.07)
                                       (0.32)            --              --
                                       (0.02)            --              --
ASAF
MONEY MARKET FUND:
---------------------------
---------------------------
 Class A                             $    --+        $   --          $   --+
                                      (0.040)            --              --
                                      (0.048)            --              --
                                      (0.035)            --              --
                                      (0.039)            --              --
                                      (0.009)            --              --
 Class B                                  --+            --              --+
                                      (0.030)            --              --+
                                      (0.043)            --              --
                                      (0.030)            --              --
                                      (0.033)            --              --
                                      (0.007)            --              --
 Class C                                  --+            --              --+
                                      (0.030)            --              --+
                                      (0.043)            --              --
                                      (0.030)            --              --
                                      (0.034)            --              --
                                      (0.007)            --              --
 Class X                                  --+            --              --+
                                      (0.030)            --              --+
                                      (0.043)            --              --
                                      (0.030)            --              --
                                      (0.034)            --              --
                                      (0.008)            --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                    to Average Net Assets(4)(6)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)      Rate(3)    Expenses    and Waiver(5)   and Waiver(5)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------

     $ (0.44)        $10.62          8.37%      $ 95,746         135%       1.50%         1.50%            1.57%
       (0.48)         11.04         13.49%        93,305         394%       1.50%         1.50%            1.54%
       (0.58)         10.18          6.67%        34,799         464%       1.43%         1.43%            1.59%
       (0.67)         10.11         (0.55%)       23,140         145%       1.40%         1.40%            1.73%
       (0.38)         10.79          8.79%         6,034         418%       1.40%         1.40%            2.93%
       (0.03)         10.28          2.39%            61          93%       1.40%         1.40%           66.92%
       (0.41)         10.51          7.72%       214,971         135%       2.00%         2.00%            2.07%
       (0.43)         10.93         13.03%       217,344         394%       2.00%         2.00%            2.06%
       (0.53)         10.08          6.16%       102,417         464%       1.94%         1.94%            2.11%
       (0.61)         10.01         (1.02%)       83,936         145%       1.90%         1.90%            2.23%
       (0.32)         10.68          8.36%        17,821         418%       1.90%         1.90%            3.58%
       (0.03)         10.16          1.90%           547          93%       1.90%         1.90%           39.35%
       (0.41)         10.51          7.71%        82,176         135%       2.00%         2.00%            2.07%
       (0.43)         10.93         13.04%        75,605         394%       2.00%         2.00%            2.06%
       (0.53)         10.08          6.16%        27,548         464%       1.94%         1.94%            2.11%
       (0.61)         10.01         (0.92%)       26,112         145%       1.90%         1.90%            2.24%
       (0.32)         10.67          8.26%         8,743         418%       1.90%         1.90%            3.52%
       (0.03)         10.16          1.93%           165          93%       1.90%         1.90%           33.68%
       (0.41)         10.52          7.72%        32,677         135%       2.00%         2.00%            2.07%
       (0.43)         10.94         13.02%        32,044         394%       2.00%         2.00%            2.07%
       (0.53)         10.09          6.16%        21,185         464%       1.94%         1.94%            2.11%
       (0.61)         10.02         (1.00%)       19,574         145%       1.90%         1.90%            2.25%
       (0.32)         10.69          8.35%        11,698         418%       1.90%         1.90%            3.68%
       (0.02)         10.17          1.94%           410          93%       1.90%         1.90%           67.46%
     $    -- +       $ 1.00          1.65%      $143,443         N/A        1.42%         1.42%            1.45%
      (0.040)          1.00          3.61%       176,679         N/A        1.41%         1.41%            1.41%
      (0.048)          1.00          4.85%       108,598         N/A        1.48%         1.48%            1.48%
      (0.035)          1.00          3.57%        43,004         N/A        1.50%         1.50%            1.63%
      (0.039)          1.00          3.94%         7,372         N/A        1.50%         1.50%            2.42%
      (0.009)          1.00          0.92%           307         N/A        1.50%         1.50%           31.53%
          -- +         1.00          1.14%       148,275         N/A        1.92%         1.92%            1.95%
      (0.030)          1.00          3.09%       147,983         N/A        1.91%         1.91%            1.91%
      (0.043)          1.00          4.33%        75,980         N/A        1.98%         1.98%            1.98%
      (0.030)          1.00          3.05%        79,202         N/A        2.00%         2.00%            2.12%
      (0.033)          1.00          3.39%        16,554         N/A        2.00%         2.00%            2.89%
      (0.007)          1.00          0.75%           354         N/A        2.00%         2.00%           37.83%
          -- +         1.00          1.14%        65,830         N/A        1.92%         1.92%            1.95%
      (0.030)          1.00          3.09%        73,282         N/A        1.91%         1.91%            1.91%
      (0.043)          1.00          4.33%        31,743         N/A        1.98%         1.98%            1.98%
      (0.030)          1.00          3.06%        28,923         N/A        2.00%         2.00%            2.13%
      (0.034)          1.00          3.42%         6,895         N/A        2.00%         2.00%            3.07%
      (0.007)          1.00          0.71%           332         N/A        2.00%         2.00%           24.34%
          -- +         1.00          1.14%        26,510         N/A        1.92%         1.92%            1.95%
      (0.030)          1.00          3.09%        30,941         N/A        1.91%         1.91%            1.91%
      (0.043)          1.00          4.33%        18,632         N/A        1.98%         1.98%            1.98%
      (0.030)          1.00          3.06%        28,385         N/A        2.00%         2.00%            2.13%
      (0.034)          1.00          3.42%        12,533         N/A        2.00%         2.00%            3.18%
      (0.008)          1.00          0.77%           566         N/A        2.00%         2.00%           39.71%


                 Ratio of Net Investment
      Total          Income (Loss) to
  Distributions  Average Net Assets(4)(6)
  -------------  ------------------------
     $ (0.44)               3.22%!
       (0.48)               4.21%
       (0.58)               5.61%
       (0.67)               5.33%
       (0.38)               4.76%
       (0.03)               4.42%
       (0.41)               2.73%!
       (0.43)               3.90%
       (0.53)               5.26%
       (0.61)               4.82%
       (0.32)               4.23%
       (0.03)               4.13%
       (0.41)               2.73%!
       (0.43)               3.82%
       (0.53)               5.26%
       (0.61)               4.84%
       (0.32)               4.27%
       (0.03)               4.32%
       (0.41)               2.74%!
       (0.43)               3.98%
       (0.53)               5.28%
       (0.61)               4.86%
       (0.32)               4.25%
       (0.02)               3.94%
     $    -- +              0.81%
      (0.040)               3.55%
      (0.048)               5.03%
      (0.035)               3.56%
      (0.039)               3.90%
      (0.009)               3.34%
          -- +              0.27%
      (0.030)               2.78%
      (0.043)               4.27%
      (0.030)               3.04%
      (0.033)               3.30%
      (0.007)               2.98%
          -- +              0.28%
      (0.030)               2.95%
      (0.043)               4.43%
      (0.030)               3.07%
      (0.034)               3.40%
      (0.007)               2.85%
          -- +              0.30%
      (0.030)               2.95%
      (0.043)               4.16%
      (0.030)               3.06%
      (0.034)               3.42%
      (0.008)               2.97%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.)
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
(5) Includes commissions received by American Skandia Martketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(6) Represents the combined ratios for the respective fund and its respective pro rata share of its master portfolio.
 + Amount represents less than a penny per share.
 ! Without the adoption of the change in amortization method as discussed in
   Note 2 of the Notes to Financial Statements, the Net Investment Income and Net Realized & Unrealized Gain (Loss) per share effect would have been $0.19 and ($0.17), $0.16 and ($0.17), $0.16 and ($0.17), and $0.16 and ($0.17), for
   Class A, Class B, Class C, and Class X, respectively. The Net Investment Income ratios would have been 3.56%, 3.07%, 3.07% and 3.08% for Class A, Class B, Class C, and Class X, respectively. Per share data and ratios for prior periods have not been restated to reflect this change.
 * Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

APRIL 30, 2002

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and, at April 30, 2002, consisted of 29 diversified and non-diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF American Century International Growth Fund ("International Growth"), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF PIMCO Total Return Bond Fund ("Total Return Bond"), and ASAF Money Market Fund ("Money Market"), (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At April 30, 2002, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT American Century International Growth Portfolio       90.9%
ASMT Janus Capital Growth Portfolio                        97.7%
ASMT INVESCO Equity Income Portfolio                       92.2%
ASMT PIMCO Total Return Bond Portfolio                     91.9%
ASMT Money Market Portfolio                                95.4%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining 24 Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small-Cap"), ASAF PBHG Small-Cap Growth Fund ("PBHG Small-Cap Growth"), ASAF Gabelli Small-Cap Value Fund ("Small-Cap Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Alliance Growth Fund ("Growth"), ASAF Alliance Growth and Income Fund ("Growth and Income"), ASAF Janus Overseas Growth Fund ("Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Neuberger Mid-Cap Growth"), ASAF Neuberger Berman Mid-Cap Value Fund ("Mid-Cap Value"), ASAF Strong International Equity Fund ("International Equity") (formerly, ASAF AIM International Equity Fund), ASAF Sanford Bernstein Managed Index 500 Fund ("Managed Index 500"), ASAF MFS Growth with Income Fund ("Growth with Income"), ASAF DeAM Small-Cap Growth Fund ("DeAM Small-Cap Growth") (formerly, ASAF Scudder Small-Cap Growth Fund), ASAF Alger All-Cap Growth Fund ("All-Cap Growth"), ASAF Gabelli All-Cap Value Fund ("All-Cap Value"), ASAF INVESCO Technology Fund ("Technology"), ASAF Janus Mid-Cap Growth Fund ("Janus Mid-Cap Growth"), and ASAF ProFund Managed OTC Fund ("Managed OTC"), ASAF Alliance/Bernstein Growth + Value Fund ("Growth + Value"), ASAF INVESCO Health Sciences Fund ("Health Sciences"), ASAF Sanford Bernstein Core Value Fund ("Core Value"), ASAF T. Rowe Price Tax Managed Fund ("Tax Managed") (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds, in conformity with generally accepted accounting principles in the United States of America, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage interest in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of April 30, 2002, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

NON-FEEDER FUNDS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

SECURITIES LOANS

NON-FEEDER FUNDS -- Each Fund may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days. At April 30, 2002, the market value of the invested collateral and market value of securities on loan are summarized as follows:

                                            FLOATING
                                              RATE                       TOTAL         MARKET
                           INSTITUTIONAL    NOTES AND                    MARKET       VALUE OF
                           MONEY MARKET    COMMERCIAL       TIME        VALUE OF     SECURITIES
                               TRUST          PAPER       DEPOSITS     COLLATERAL      ON LOAN
                           -------------   -----------   ----------   ------------   -----------
PBHG Small-Cap Growth       $30,507,212    $8,633,347    $1,321,411   $ 40,461,970   $38,538,968
Small-Cap Value              31,987,991     6,984,834     1,147,758     40,120,583    37,904,053
Strategic Balanced           19,777,534     6,337,068       777,560     26,892,162    26,106,725
Growth                       18,940,863     7,501,871     1,030,655     27,473,389    26,823,413
Growth and Income            25,543,729    13,615,996       801,971     39,961,696    39,336,418
Marsico Capital Growth       69,136,405    28,699,816     3,844,580    101,680,801    99,044,414
Neuberger Mid-Cap Growth     51,142,238    45,884,097     2,735,632     99,761,967    96,759,384
Mid-Cap Value                54,116,497    20,898,792     2,849,108     77,864,397    66,578,927
Managed Index 500            21,632,885    11,924,022       880,816     34,437,723    33,619,599
Growth with Income            7,547,240     3,259,886       391,299     11,198,425    10,899,646
DeAM Small-Cap Growth         4,895,489     2,631,910       275,811      7,803,210     7,715,478
All-Cap Growth                8,208,509     5,282,988       447,792     13,939,289    13,667,259
All-Cap Value                21,580,048     4,745,277       892,000     27,217,325    20,263,620
Technology                    5,993,369     4,261,723       289,882     10,544,974    10,425,438
Janus Mid-Cap Growth          5,048,779     3,892,953       248,335      9,190,067     9,076,754
Managed OTC                   6,902,051     2,904,593       277,209     10,083,853     9,987,510
Growth + Value                2,069,373       724,563        84,439      2,878,375     2,810,602
Health Sciences               3,478,751     1,500,664       188,583      5,167,998     4,856,200
Core Value                    3,811,103     1,654,958       151,207      5,617,268     5,504,404
Tax Managed                     944,329       432,265        39,106      1,415,700     1,377,410

    As of April 30, 2002, the yield for Institutional Money Market Trust was 1.99%; maturity dates for floating rate notes and commercial paper ranged from 05/21/02 to 11/14/02 with yields ranging from 2.07% to 4.07%; and the maturity date for the time deposits was 05/01/02 with a yield of 1.81%.

DEFERRED ORGANIZATION EXPENSES

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

     Effective November 1, 2001, the funds adopted the provisions of the revised AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the funds amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to November 1, 2001, the funds did not amortize premium for certain fixed income securities. Adopting these accounting principles did not affect the funds' net asset values, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The adoption of this principle was not material to the financial statements of High Yield Bond.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually by the International Small-Cap, PBHG Small-Cap Growth, Small-Cap Value, Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Neuberger Mid-Cap Growth, Mid-Cap Value, International Equity, Managed Index 500, Growth with Income, DeAM Small-Cap Growth, All-Cap Growth, All-Cap Value, Technology, Janus Mid-Cap Growth, Managed OTC, Growth + Value, Health Sciences, Core Value, Tax Managed, International Growth and Janus Capital Growth funds; semiannually by the Strategic Balanced and Equity Income funds; declared daily and paid quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any are distributed at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management LLC for International Small-Cap; Pilgrim Baxter & Associates, Ltd. For PBHG Small-Cap Growth; GAMCO Investors, Inc. for Small-Cap Value and All-Cap Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

High Yield Bond; Alliance Capital Management, L.P. for Growth and Growth and Income; Janus Capital Management, LLC for Overseas Growth, and Janus Mid-Cap Growth; Marsico Capital Management, LLC for Marsico Capital Growth; Neuberger Berman Management, Inc. for Neuberger Mid-Cap Growth and Mid-Cap Value; Strong Capital Management, Inc. for International Equity; Sanford C. Bernstein & Co., LLC for Managed Index 500 and Core Value; Massachusetts Financial Services Company for Growth with Income; Deutsche Asset Management, Inc. for DeAM Small-Cap Growth; Fred Alger Management, Inc. for All-Cap Growth; INVESCO Funds Group, Inc. for Technology and Health Sciences; ProFund Advisors LLC for Managed OTC; Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., LLC, co-managers for Growth + Value; and T. Rowe Price Associates, Inc. for Tax Managed.

ADVISORY FEES AND EXPENSE LIMITATIONS

     The investment manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds. The Investment Manager of the Non-feeder Funds and the Portfolios voluntarily agreed to limit the operating expenses of each Fund (exclusive of class-specific distribution fees) to an annual rate of the average daily net assets. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

                                               ADVISORY FEES    EXPENSE LIMITATIONS
                                               -------------    -------------------
International Small-Cap                            1.10%               1.70%
PBHG Small-Cap Growth                              0.90%               1.30%
Small-Cap Value                                    1.00%               1.40%
Strategic Balanced                                 0.90%               1.15%
High Yield Bond                                    0.70%               1.00%
Growth                                             0.90%               1.30%
Growth and Income                                  1.00%               1.15%
Overseas Growth                                    1.10%               1.60%
Marsico Capital Growth                             1.00%               1.30%
Neuberger Mid-Cap Growth                           0.90%               1.35%
Mid-Cap Value                                      0.90%               1.35%
International Equity                               1.10%               1.60%
Managed Index 500                                  0.80%               1.00%
Growth with Income                                 1.00%               1.30%
DeAM Small-Cap Growth                              0.95%               1.30%
All-Cap Growth                                     0.95%               1.35%
All-Cap Value                                      0.95%               1.35%
Technology                                         1.00%               1.40%
Janus Mid-Cap Growth                               1.00%               1.40%
Managed OTC                                        0.85%               1.25%
Growth + Value                                     1.00%               1.35%
Health Sciences                                    1.00%               1.40%
Core Value                                         0.85%               1.20%
Tax Managed                                        0.95%               1.30%
International Growth                               1.00%               1.60%
Janus Capital Growth                               1.00%               1.25%
Equity Income                                      0.75%               1.17%
Total Return Bond                                  0.65%               1.00%
Money Market                                       0.50%               1.00%

     The Investment Manager may from time to time agree to voluntarily waive or reduce its fees, while retaining their ability to be reimbursed for such fees prior to the end of the fiscal year. Such voluntary fee waivers or reductions may be rescinded at any time and without notice to investors.

     The Investment Manager of Growth and Income and Overseas Growth Funds, currently are voluntarily waiving a portion of there fees equal to 0.20% and 0.10% of the average daily net assets of the Fund, respectively.

     On December 10, 2001, Strong Capital Management, Inc. became the sub-advisor to the Strong International Equity (formerly, sub-advised by A I M Capital Management, Inc.), Deutsche Asset Management, Inc. became the sub-advisor to the DeAM Small-Cap Growth Fund (formerly, sub-adviser by Zurich Scudder Investments, Inc.) and Fred Alger Management, Inc. resumed management of the Alger All-Cap Growth Fund on December 10, 2001. On May 1, 2002 Deutsche Asset Management, Inc. became the sub-advisor to the DeAM International Equity (formerly, sub-advised by Founders Asset Management, LLC).

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     A portion of the sales charge on sales of Class A may be retained by ASMI or allocated to Dealers attributable to the sale of those sales. During the period ended April 30, 2002, ASMI retained a portion of the sales charge on sales of Class A shares (chart below).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1.00%, 6.00%, 1.00%, and 6.00% of the amount subject to the charge for Class A, B, C, and X, respectively. During the period ended April 30, 2002, ASMI collected a portion of the CDSC (chart below).

                                                       CLASS A
                                                     SALES CHARGE       CDSC
                                                       RETAINED      COLLECTED
                                                     ------------    ----------
International Small-Cap                                $ 7,968       $   55,565
PBHG Small-Cap Growth                                   12,633          272,187
Small-Cap Value                                         24,622          220,144
Strategic Balanced                                      16,894          284,027
High Yield Bond                                         13,711          300,308
Growth                                                  12,239          178,405
Growth and Income                                       35,890          473,401
Overseas Growth                                          4,754          415,060
Marsico Capital Growth                                  45,256        1,092,687
Neuberger Mid-Cap Growth                                22,656          366,322
Mid-Cap Value                                           24,353          311,292
International Equity                                     5,079          162,014
Managed Index 500                                       29,688          162,117
Growth with Income                                       7,124           64,015
DeAM Small-Cap Growth                                    6,036           84,244
All-Cap Growth                                           5,468           42,700
All-Cap Value                                           11,954           88,912
Technology                                               6,313           33,218
Janus Mid-Cap Growth                                     5,561           24,604
Managed OTC                                              9,059          132,408
Growth + Value                                           5,065           13,829
Health Sciences                                          6,463           20,648
Core Value                                               6,751           21,117
Tax Managed                                              2,537           10,088
International Growth                                     8,600           85,299
Janus Capital Growth                                    51,697        2,055,243
Equity Income                                           23,221          520,719
Total Return Bond                                       79,545          752,514
Money Market                                                --        1,196,933

     Under the Plans, the Funds pay ASMI a distribution and service fee of 0.50%, 1.00%, 1.00% and 1.00% for Call A, B, C and X shares, respectively. In connection with the Class X plan, ASMI uses the distribution and services fees as reimbursement for its purchase of Bonus Shares. Bonus Shares are paid to shareholders at the time of initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.50% of the purchase.

     During the period ended April 30, 2002 ASMI paid the following amounts in conjunction with the purchase of bonus shares.

International Small-Cap                                         $ 10,084
PBHG Small-Cap Growth                                             18,984
Small-Cap Value                                                   39,790
Strategic Balanced                                                17,229
High Yield Bond                                                   10,220
Growth                                                            57,034
Growth and Income                                                 47,228
Overseas Growth                                                   19,247
Marsico Capital Growth                                            61,030
Neuberger Mid-Cap Growth                                          36,055
Mid-Cap Value                                                     35,149
International Equity                                              15,830
Managed Index 500                                                 12,528
Growth with Income                                                 9,079
DeAM Small-Cap Growth                                             13,205
All-Cap Growth                                                     5,801
All-Cap Value                                                     10,973
Technology                                                        12,779
Janus Mid-Cap Growth                                               5,341
Managed OTC                                                        4,049
Growth + Value                                                     8,721
Health Sciences                                                    5,802
Core Value                                                         8,232
Tax Managed                                                        3,410
International Growth                                              12,157
Janus Capital Growth                                              98,774
Equity Income                                                     27,882
Total Return Bond                                                 55,329
Money Market                                                     118,740

     On August 2, 1999, the Company adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permitted ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds. The Supplemental Plan was terminated on June 27, 2001. Commissions received by ASMI under the Supplemental Plan are reflected in the expense ratios, in the Financial Highlights for the years ended 1999 and 2000. From November 1, 2000 to June 27, 2001, ASMI directed no securities transactions to any broker and, consequently, received no commissions from the Non-Feeder Funds and the Portfolios of American Skandia Master Trust.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

TRANSFER AGENT

ALL FUNDS -- American Skandia Fund Services, Inc. ("ASFS") was registered on April 17, 2000, with the SEC, and serves as transfer agent of the Company. ASFS provides certain services to shareholders of the Funds and their brokers, including addressing telephonic inquiries and requests, and processing certain shareholder transactions. In addition, Boston Financial Data Services, Inc. serves as sub-transfer agent.

     The Funds pay ASFS per-transaction fees as compensation for such services. During the period ended April 30, 2002, fees collected by ASFS were as follows:

International Small-Cap                                        $ 68,620
PBHG Small-Cap Growth                                           116,314
Small-Cap Value                                                 103,388
Strategic Balanced                                               92,227
High Yield Bond                                                  76,937
Growth                                                           82,421
Growth and Income                                               170,538
Overseas Growth                                                 164,048
Marsico Capital Growth                                          408,839
Neuberger Mid-Cap Growth                                        162,132
Mid-Cap Value                                                   115,506
International Equity                                             38,767
Managed Index 500                                                66,204
Growth with Income                                               30,650
DeAM Small-Cap Growth                                            45,215
All-Cap Growth                                                   23,113
All-Cap Value                                                    41,365
Technology                                                       20,121
Janus Mid-Cap Growth                                             18,528
Managed OTC                                                      23,416
Growth + Value                                                   10,408
Health Sciences                                                  16,665
Core Value                                                       12,121
Tax Managed                                                       4,705
International Growth                                             47,965
Janus Capital Growth                                            650,512
Equity Income                                                   155,994
Total Return Bond                                               186,943
Money Market                                                    201,294

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the period ended April 30, 2002, were as follows:

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
INTERNATIONAL
 SMALL-CAP:
 Sold                       9,757,679   $    93,226,720        277,081   $   2,602,615      2,342,330   $  21,717,164
 Redeemed                  (9,610,074)      (92,564,867)      (476,750)     (4,469,922)    (2,207,935)    (20,641,944)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)               147,605   $       661,853       (199,669)  $  (1,867,307)       134,395   $   1,075,220
                       ==============   ===============   ============   =============   ============   =============
PBHG
 SMALL-CAP GROWTH:
 Sold                       7,858,801   $    94,755,200        650,635   $   7,714,600        530,318   $   6,261,729
 Redeemed                  (8,302,354)     (100,299,901)      (974,593)    (11,512,190)      (582,349)     (6,866,263)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease              (443,553)  $    (5,544,701)      (323,958)  $  (3,797,590)       (52,031)  $    (604,534)
                       ==============   ===============   ============   =============   ============   =============
SMALL-CAP VALUE:
 Sold                       7,555,541   $    85,330,865      2,640,210   $  29,730,869      1,717,806   $  19,240,738
 Reinvested                    65,426           735,391        126,456       1,396,095         62,467         688,345
 Redeemed                  (6,641,653)      (74,741,494)    (1,390,073)    (15,535,788)      (756,615)     (8,383,239)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               979,314   $    11,324,762      1,376,593   $  15,591,176      1,023,658   $  11,545,844
                       ==============   ===============   ============   =============   ============   =============
STRATEGIC BALANCED:
 Sold                       1,053,597   $    12,476,066        553,928   $   6,521,444        247,697   $   2,913,997
 Reinvested                    25,426           302,312         38,824         461,230         14,653         173,937
 Redeemed                  (1,093,592)      (12,969,896)      (799,574)     (9,396,619)      (497,636)     (5,857,463)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease               (14,569)  $      (191,518)      (206,822)  $  (2,413,945)      (235,286)  $  (2,769,529)
                       ==============   ===============   ============   =============   ============   =============
HIGH YIELD BOND:
 Sold                       8,360,647   $    58,925,543      4,031,848   $  28,392,816      2,023,109   $  14,248,320
 Reinvested                   124,542           877,278        292,932       2,061,243         93,447         658,516
 Redeemed                  (8,489,485)      (59,830,769)    (2,505,102)    (17,619,463)    (1,353,654)     (9,546,219)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)                (4,296)  $       (27,948)     1,819,678   $  12,834,596        762,902   $   5,360,617
                       ==============   ===============   ============   =============   ============   =============
GROWTH:
 Sold                       1,176,374   $    11,920,207        987,725   $   9,791,902        746,457   $   7,370,015
 Redeemed                  (1,295,909)      (13,106,907)      (998,738)     (9,751,177)      (565,671)     (5,437,538)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)              (119,535)  $    (1,186,700)       (11,013)  $      40,725        180,786   $   1,932,477
                       ==============   ===============   ============   =============   ============   =============
GROWTH AND INCOME:
 Sold                       1,932,730   $    24,467,725      2,459,107   $  30,632,051      2,207,543   $  27,383,767
 Reinvested                   127,141         1,616,418        290,593       3,649,830        129,253       1,622,462
 Redeemed                  (1,496,514)      (18,930,506)    (1,747,447)    (21,712,718)    (1,476,517)    (18,255,211)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               563,357   $     7,153,637      1,002,253   $  12,569,163        860,279   $  10,751,018
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
INTERNATIONAL
 SMALL-CAP:
 Sold                        90,879   $    856,674
 Redeemed                   (91,369)      (855,928)
                       ------------   ------------
   Net Increase/
     (Decrease)                (490)  $        746
                       ============   ============
PBHG
 SMALL-CAP GROWTH:
 Sold                       136,005   $  1,598,315
 Redeemed                  (176,755)    (2,063,756)
                       ------------   ------------
   Net Decrease             (40,750)  $   (465,441)
                       ============   ============
SMALL-CAP VALUE:
 Sold                       412,177   $  4,608,484
 Reinvested                  43,298        478,013
 Redeemed                  (224,496)    (2,480,095)
                       ------------   ------------
   Net Increase             230,979   $  2,606,402
                       ============   ============
STRATEGIC BALANCED:
 Sold                       126,665   $  1,490,576
 Reinvested                   9,832        116,706
 Redeemed                  (229,999)    (2,703,753)
                       ------------   ------------
   Net Decrease             (93,502)  $ (1,096,471)
                       ============   ============
HIGH YIELD BOND:
 Sold                       374,722   $  2,636,338
 Reinvested                  76,339        537,021
 Redeemed                  (447,938)    (3,147,421)
                       ------------   ------------
   Net Increase/
     (Decrease)               3,123   $     25,938
                       ============   ============
GROWTH:
 Sold                       219,581   $  2,145,555
 Redeemed                  (278,653)    (2,663,347)
                       ------------   ------------
   Net Increase/
     (Decrease)             (59,072)  $   (517,792)
                       ============   ============
GROWTH AND INCOME:
 Sold                       372,220   $  4,612,276
 Reinvested                  71,041        890,861
 Redeemed                  (352,415)    (4,384,663)
                       ------------   ------------
   Net Increase              90,846   $  1,118,474
                       ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
OVERSEAS GROWTH:
 Sold                       8,523,522   $    89,345,601        180,790   $   1,877,836        924,828   $   9,466,103
 Redeemed                  (9,212,413)      (97,125,065)    (1,450,581)    (15,061,233)    (1,700,140)    (17,596,375)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease              (688,891)  $    (7,779,464)    (1,269,791)  $ (13,183,397)      (775,312)  $  (8,130,272)
                       ==============   ===============   ============   =============   ============   =============
MARSICO CAPITAL
 GROWTH:
 Sold                      21,318,726   $   257,727,719      2,515,950   $  30,193,325      2,563,805   $  30,776,035
 Redeemed                 (22,535,188)     (272,340,816)    (3,340,443)    (39,982,578)    (2,537,843)    (30,329,774)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)            (1,216,462)  $   (14,613,097)      (824,493)  $  (9,789,253)        25,962   $     446,261
                       ==============   ===============   ============   =============   ============   =============
NEUBERGER MID-CAP
 GROWTH:
 Sold                       7,074,505   $   101,792,291      1,019,553   $  14,458,061        906,724   $  12,857,828
 Redeemed                  (7,141,831)     (102,724,719)    (1,371,839)    (19,334,641)    (1,116,577)    (15,820,957)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)               (67,326)  $      (932,428)      (352,286)  $  (4,876,580)      (209,853)  $  (2,963,129)
                       ==============   ===============   ============   =============   ============   =============
MID-CAP VALUE:
 Sold                       2,038,354   $    30,291,890      1,892,602   $  28,097,880      1,294,438   $  19,006,503
 Reinvested                    24,496           362,789         49,257         718,635         19,351         282,519
 Redeemed                  (1,623,036)      (23,921,226)    (1,274,860)    (18,240,930)      (835,959)    (12,150,547)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               439,814   $     6,733,453        666,999   $  10,575,585        477,830   $   7,138,475
                       ==============   ===============   ============   =============   ============   =============
INTERNATIONAL EQUITY:
 Sold                       6,815,360   $    41,317,790        511,228   $   3,074,484      3,148,194   $  18,570,094
 Redeemed                  (6,162,678)      (37,447,023)      (313,892)     (1,888,851)    (2,963,040)    (17,509,235)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               652,682   $     3,870,767        197,336   $   1,185,633        185,154   $   1,060,859
                       ==============   ===============   ============   =============   ============   =============
MANAGED INDEX 500:
 Sold                       2,111,948   $    18,409,487      3,196,769   $  27,687,747      2,155,832   $  18,642,123
 Redeemed                  (1,249,175)      (10,841,125)    (1,567,529)    (13,403,884)    (1,483,211)    (12,732,274)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               862,773   $     7,568,362      1,629,240   $  14,283,863        672,621   $   5,909,849
                       ==============   ===============   ============   =============   ============   =============
GROWTH WITH INCOME:
 Sold                         448,064   $     3,854,852        570,578   $   4,858,722        257,924   $   2,191,567
 Redeemed                    (278,174)       (2,388,474)      (327,754)     (2,794,310)      (180,467)     (1,526,984)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)               169,890   $     1,466,378        242,824   $   2,064,412         77,457   $     664,583
                       ==============   ===============   ============   =============   ============   =============
DEAM
 SMALL-CAP
 GROWTH:
 Sold                      11,836,686   $    56,067,446        943,622   $   4,444,965        520,631   $   2,448,930
 Redeemed                 (11,660,614)      (55,265,740)      (687,240)     (3,231,313)      (505,487)     (2,379,712)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               176,072   $       801,706        256,382   $   1,213,652         15,144   $      69,218
                       ==============   ===============   ============   =============   ============   =============
ALL-CAP GROWTH:
 Sold                       1,352,883   $     9,442,603        554,945   $   3,762,828        651,345   $   4,421,930
 Redeemed                  (1,232,717)       (8,638,725)      (270,800)     (1,826,717)      (497,027)     (3,360,436)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               120,166   $       803,878        284,145   $   1,936,111        154,318   $   1,061,494
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
OVERSEAS GROWTH:
 Sold                        86,111   $    890,813
 Redeemed                  (334,589)    (3,462,437)
                       ------------   ------------
   Net Decrease            (248,478)  $ (2,571,624)
                       ============   ============
MARSICO CAPITAL
 GROWTH:
 Sold                       390,045   $  4,683,996
 Redeemed                  (456,698)    (5,463,288)
                       ------------   ------------
   Net Increase/
     (Decrease)             (66,653)  $   (779,292)
                       ============   ============
NEUBERGER MID-CAP
 GROWTH:
 Sold                       199,817   $  2,811,676
 Redeemed                  (137,991)    (1,950,921)
                       ------------   ------------
   Net Increase/
     (Decrease)              61,826   $    860,755
                       ============   ============
MID-CAP VALUE:
 Sold                       356,610   $  5,226,763
 Reinvested                   9,204        134,107
 Redeemed                  (143,501)    (2,064,982)
                       ------------   ------------
   Net Increase             222,313   $  3,295,888
                       ============   ============
INTERNATIONAL EQUITY:
 Sold                       209,979   $  1,254,313
 Redeemed                  (153,678)      (911,780)
                       ------------   ------------
   Net Increase              56,301   $    342,533
                       ============   ============
MANAGED INDEX 500:
 Sold                       363,357   $  3,145,394
 Redeemed                  (162,231)    (1,366,773)
                       ------------   ------------
   Net Increase             201,126   $  1,778,621
                       ============   ============
GROWTH WITH INCOME:
 Sold                        60,358   $    513,587
 Redeemed                   (90,286)      (761,612)
                       ------------   ------------
   Net Increase/
     (Decrease)             (29,928)  $   (248,025)
                       ============   ============
DEAM
 SMALL-CAP
 GROWTH:
 Sold                       139,259   $    653,829
 Redeemed                   (90,766)      (423,216)
                       ------------   ------------
   Net Increase              48,493   $    230,613
                       ============   ============
ALL-CAP GROWTH:
 Sold                       110,177   $    746,140
 Redeemed                   (24,370)      (161,831)
                       ------------   ------------
   Net Increase              85,807   $    584,309
                       ============   ============

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
ALL-CAP VALUE:
 Sold                         901,902   $     8,932,802      1,399,133   $  13,741,886      1,033,388   $  10,162,732
 Redeemed                    (449,660)       (4,436,070)      (432,886)     (4,242,998)      (667,076)     (6,568,901)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               452,242   $     4,496,732        966,247   $   9,498,888        366,312   $   3,593,831
                       ==============   ===============   ============   =============   ============   =============
TECHNOLOGY:
 Sold                       1,851,822   $     6,791,507      1,187,069   $   4,267,862        862,607   $   3,100,236
 Redeemed                  (1,677,531)       (6,094,104)      (824,462)     (2,860,702)      (671,092)     (2,411,499)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               174,291   $       697,403        362,607   $   1,407,160        191,515   $     688,737
                       ==============   ===============   ============   =============   ============   =============
JANUS MID-CAP GROWTH:
 Sold                       1,138,859   $     4,679,428        694,022   $   2,823,627        429,536   $   1,732,190
 Redeemed                    (805,614)       (3,335,283)      (388,534)     (1,541,754)      (313,948)     (1,268,477)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               333,245   $     1,344,145        305,488   $   1,281,873        115,588   $     463,713
                       ==============   ===============   ============   =============   ============   =============
MANAGED OTC:
 Sold                       2,340,679   $     6,841,757      3,489,809   $   9,890,486      3,826,768   $  10,925,845
 Redeemed                  (1,624,970)       (4,614,638)    (2,443,116)     (6,699,322)    (2,724,554)     (7,746,184)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               715,709   $     2,227,119      1,046,693   $   3,191,164      1,102,214   $   3,179,661
                       ==============   ===============   ============   =============   ============   =============
GROWTH + VALUE:
 Sold                         227,972   $     2,306,585        363,699   $   3,683,371        148,756   $   1,490,591
 Redeemed                    (100,196)       (1,003,091)       (61,466)       (611,355)       (16,259)       (164,749)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               127,776   $     1,303,494        302,233   $   3,072,016        132,497   $   1,325,842
                       ==============   ===============   ============   =============   ============   =============
HEALTH SCIENCES:
 Sold                         338,157   $     3,828,814        389,509   $   4,352,484        282,790   $   3,201,352
 Redeemed                    (213,469)       (2,392,449)      (241,781)     (2,642,088)      (110,322)     (1,226,046)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               124,688   $     1,436,365        147,728   $   1,710,396        172,468   $   1,975,306
                       ==============   ===============   ============   =============   ============   =============
CORE VALUE:
 Sold                         466,715   $     4,954,006        567,080   $   6,004,592        357,970   $   3,804,502
 Reinvested                     2,056            21,630          1,475          15,504          1,071          11,256
 Redeemed                    (193,510)       (2,044,740)       (73,068)       (784,748)       (59,137)       (627,451)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               275,261   $     2,930,896        495,487   $   5,235,348        299,904   $   3,188,307
                       ==============   ===============   ============   =============   ============   =============
TAX MANAGED:
 Sold                          80,572   $       796,645        119,374   $   1,167,562        161,894   $   1,575,995
 Redeemed                     (20,238)         (199,861)       (20,325)       (199,381)       (12,973)       (128,575)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase                60,334   $       596,784         99,049   $     968,181        148,921   $   1,447,420
                       ==============   ===============   ============   =============   ============   =============
INTERNATIONAL GROWTH:
 Sold                      12,064,878   $    87,671,500        572,335   $   4,210,710      4,331,210   $  31,268,009
 Redeemed                 (11,475,122)      (83,862,137)      (455,490)     (3,336,153)    (3,669,143)    (26,609,565)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)               589,756   $     3,809,363        116,845   $     874,557        662,067   $   4,658,444
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
ALL-CAP VALUE:
 Sold                       146,573   $  1,437,440
 Redeemed                   (54,119)      (536,729)
                       ------------   ------------
   Net Increase              92,454   $    900,711
                       ============   ============
TECHNOLOGY:
 Sold                       133,022   $    475,272
 Redeemed                  (121,484)      (437,924)
                       ------------   ------------
   Net Increase              11,538   $     37,348
                       ============   ============
JANUS MID-CAP GROWTH:
 Sold                       103,877   $    409,624
 Redeemed                   (93,882)      (366,334)
                       ------------   ------------
   Net Increase               9,995   $     43,290
                       ============   ============
MANAGED OTC:
 Sold                       369,274   $  1,039,577
 Redeemed                  (363,179)      (991,763)
                       ------------   ------------
   Net Increase               6,095   $     47,814
                       ============   ============
GROWTH + VALUE:
 Sold                        80,363   $    807,890
 Redeemed                   (27,716)      (278,736)
                       ------------   ------------
   Net Increase              52,647   $    529,154
                       ============   ============
HEALTH SCIENCES:
 Sold                       105,295   $  1,169,354
 Redeemed                   (57,697)      (637,873)
                       ------------   ------------
   Net Increase              47,598   $    531,481
                       ============   ============
CORE VALUE:
 Sold                        89,024   $    952,482
 Reinvested                     154          1,616
 Redeemed                   (12,405)      (129,806)
                       ------------   ------------
   Net Increase              76,773   $    824,292
                       ============   ============
TAX MANAGED:
 Sold                         8,839   $     84,634
 Redeemed                    (1,563)       (15,465)
                       ------------   ------------
   Net Increase               7,276   $     69,169
                       ============   ============
INTERNATIONAL GROWTH:
 Sold                       180,117   $  1,328,348
 Redeemed                  (190,951)    (1,402,360)
                       ------------   ------------
   Net Increase/
     (Decrease)             (10,834)  $    (74,012)
                       ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
JANUS CAPITAL GROWTH:
 Sold                      13,037,700   $   169,151,951      1,902,713   $  21,806,115      1,426,074   $  16,227,773
 Redeemed                 (15,415,405)     (200,282,240)    (7,283,943)    (82,243,481)    (3,648,810)    (40,928,427)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease            (2,377,705)  $   (31,130,289)    (5,381,230)  $ (60,437,366)    (2,222,736)  $ (24,700,654)
                       ==============   ===============   ============   =============   ============   =============
EQUITY INCOME:
 Sold                       2,525,843   $    32,137,974        920,042   $  11,755,397      1,348,111   $  17,213,125
 Reinvested                    31,662           404,955         46,687         599,487         20,111         258,221
 Redeemed                  (2,719,681)      (34,449,527)    (1,465,056)    (18,712,955)    (1,668,487)    (21,229,068)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease              (162,176)  $    (1,906,598)      (498,327)  $  (6,358,071)      (300,265)  $  (3,757,722)
                       ==============   ===============   ============   =============   ============   =============
TOTAL RETURN BOND:
 Sold                      15,104,111   $   161,322,030      4,322,648   $  45,745,442      3,278,073   $  34,535,648
 Reinvested                   300,001         3,157,133        629,326       6,561,002        241,467       2,517,167
 Redeemed                 (14,841,552)     (158,493,265)    (4,391,227)    (46,374,598)    (2,620,565)    (27,725,687)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               562,560   $     5,985,898        560,747   $   5,931,846        898,975   $   9,327,128
                       ==============   ===============   ============   =============   ============   =============
MONEY MARKET:
 Sold                   1,022,618,991   $ 1,022,618,991     98,968,944   $  98,968,944    169,124,464   $ 169,124,464
 Reinvested                   532,634           532,634        212,415         212,415        100,908         100,908
 Redeemed              (1,056,364,378)   (1,056,364,378)   (98,879,718)    (98,879,718)  (176,670,314)   (176,670,314)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)           (33,212,753)  $   (33,212,753)       301,641   $     301,641     (7,444,942)  $  (7,444,942)
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
JANUS CAPITAL GROWTH:
 Sold                       408,310   $  4,658,514
 Redeemed                  (989,835)   (10,976,945)
                       ------------   ------------
   Net Decrease            (581,525)  $ (6,318,431)
                       ============   ============
EQUITY INCOME:
 Sold                       226,756   $  2,897,195
 Reinvested                  13,901        178,345
 Redeemed                  (317,182)    (4,049,142)
                       ------------   ------------
   Net Decrease             (76,525)  $   (973,602)
                       ============   ============
TOTAL RETURN BOND:
 Sold                       516,539   $  5,464,678
 Reinvested                 112,686      1,175,886
 Redeemed                  (453,435)    (4,784,530)
                       ------------   ------------
   Net Increase             175,790   $  1,856,034
                       ============   ============
MONEY MARKET:
 Sold                    18,426,100   $ 18,426,100
 Reinvested                  47,467         47,467
 Redeemed               (22,905,489)   (22,905,489)
                       ------------   ------------
   Net Increase/
     (Decrease)          (4,431,922)  $ (4,431,922)
                       ============   ============

     Transactions in shares of capital stock, during the period ended October 31, 2001, were as follows:

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
INTERNATIONAL
 SMALL-CAP:
 Sold                      35,701,589   $   443,752,727        981,044   $  12,275,368      9,723,156   $ 121,438,434
 Redeemed                 (36,550,747)     (458,465,480)    (1,580,599)    (18,338,619)   (10,090,447)   (126,867,258)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease              (849,158)  $   (14,712,753)      (599,555)  $  (6,063,251)      (367,291)  $  (5,428,824)
                       ==============   ===============   ============   =============   ============   =============
PBHG
 SMALL-CAP
 GROWTH:
 Sold                       8,908,542   $   112,335,625        612,932   $   7,474,984        309,086   $   3,866,831
 Redeemed                  (9,861,265)     (125,842,202)    (3,105,959)    (37,224,159)    (1,708,268)    (20,980,827)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease              (952,723)  $   (13,506,577)    (2,493,027)  $ (29,749,175)    (1,399,182)  $ (17,113,996)
                       ==============   ===============   ============   =============   ============   =============
SMALL-CAP VALUE:
 Sold                       9,602,067   $   105,712,837      4,384,467   $  47,658,083      2,541,314   $  27,748,815
 Reinvested                    83,311           894,758        143,750       1,523,745         70,002         741,335
 Redeemed                  (8,339,061)      (91,402,507)    (1,583,746)    (16,967,343)    (1,321,760)    (14,246,788)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,346,317   $    15,205,088      2,944,471   $  32,214,485      1,289,556   $  14,243,362
                       ==============   ===============   ============   =============   ============   =============
STRATEGIC BALANCED:
 Sold                       1,403,964   $    17,313,501      1,968,722   $  24,185,762        828,902   $  10,154,290
 Reinvested                    43,182           535,717         61,157         756,581         24,499         303,002
 Redeemed                  (1,085,463)      (13,165,151)    (1,669,488)    (20,188,857)      (859,026)    (10,416,452)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)               361,683   $     4,684,067        360,391   $   4,753,486         (5,625)  $      40,840
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
INTERNATIONAL
 SMALL-CAP:
 Sold                       193,567   $  2,378,994
 Redeemed                  (234,849)    (2,670,409)
                       ------------   ------------
   Net Decrease             (41,282)  $   (291,415)
                       ============   ============
PBHG
 SMALL-CAP
 GROWTH:
 Sold                       145,831   $  1,813,575
 Redeemed                  (457,666)    (5,505,287)
                       ------------   ------------
   Net Decrease            (311,835)  $ (3,691,712)
                       ============   ============
SMALL-CAP VALUE:
 Sold                       732,248   $  8,008,259
 Reinvested                  64,922        688,897
 Redeemed                  (313,259)    (3,363,023)
                       ------------   ------------
   Net Increase             483,911   $  5,334,133
                       ============   ============
STRATEGIC BALANCED:
 Sold                       345,234   $  4,227,964
 Reinvested                  15,920        196,867
 Redeemed                  (302,314)    (3,662,942)
                       ------------   ------------
   Net Increase/
     (Decrease)              58,840   $    761,889
                       ============   ============

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
HIGH YIELD BOND:
 Sold                      11,606,725   $    85,860,857      6,763,714   $  51,485,225      3,395,708   $  25,795,530
 Reinvested                   244,146         1,831,486        599,634       4,490,917        162,222       1,213,822
 Redeemed                 (10,124,239)      (74,866,422)    (5,013,839)    (37,721,171)    (2,750,117)    (20,745,820)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,726,632   $    12,825,921      2,349,509   $  18,254,971        807,813   $   6,263,532
                       ==============   ===============   ============   =============   ============   =============
GROWTH:
 Sold                       7,933,649   $    89,258,832      2,539,315   $  30,193,446      1,366,431   $  15,581,675
 Reinvested                   256,197         3,183,285        595,856       7,281,359        194,517       2,369,124
 Redeemed                  (7,099,132)      (80,171,488)    (2,419,752)    (26,465,084)      (849,059)     (9,441,502)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,090,714   $    12,270,629        715,419   $  11,009,721        711,889   $   8,509,297
                       ==============   ===============   ============   =============   ============   =============
GROWTH AND INCOME:
 Sold                       4,335,312   $    57,936,896      6,802,899   $  89,401,773      3,412,978   $  44,780,574
 Reinvested                   163,673         2,153,907        361,020       4,718,521        162,825       2,126,475
 Redeemed                  (2,644,732)      (34,775,745)    (2,676,932)    (34,421,147)    (1,756,185)    (22,907,130)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,854,253   $    25,315,058      4,486,987   $  59,699,147      1,819,618   $  23,999,919
                       ==============   ===============   ============   =============   ============   =============
OVERSEAS GROWTH:
 Sold                      52,729,870   $   660,314,320        472,697   $   6,203,962      3,950,408   $  52,807,223
 Reinvested                   271,664         3,987,672        400,155       5,830,263        231,899       3,383,296
 Redeemed                 (55,665,285)     (703,599,721)    (3,672,270)    (45,082,395)    (6,226,785)    (81,534,778)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease            (2,663,751)  $   (39,297,729)    (2,799,418)  $ (33,048,170)    (2,044,478)  $ (25,344,259)
                       ==============   ===============   ============   =============   ============   =============
MARSICO CAPITAL
 GROWTH:
 Sold                     115,270,632   $ 1,554,471,733      6,323,299   $  85,199,452      3,880,270   $  51,636,240
 Redeemed                (116,490,823)   (1,575,051,080)    (9,927,552)   (127,308,343)    (5,503,964)    (70,884,991)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease            (1,220,191)  $   (20,579,347)    (3,604,253)  $ (42,108,891)    (1,623,694)  $ (19,248,751)
                       ==============   ===============   ============   =============   ============   =============
NEUBERGER MID-CAP
 GROWTH:
 Sold                      23,436,549   $   417,025,355      4,542,080   $  79,718,252      2,263,195   $  38,364,761
 Redeemed                 (23,718,734)     (424,408,881)    (4,372,407)    (72,647,880)    (2,109,341)    (35,677,607)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase              (282,185)  $    (7,383,526)       169,673   $   7,070,372        153,854   $   2,687,154
                       ==============   ===============   ============   =============   ============   =============
MID-CAP VALUE:
 Sold                       4,701,951   $    69,190,066      5,505,722   $  80,125,886      2,565,558   $  37,172,785
 Reinvested                    11,948           183,085         24,456         371,442         10,490         159,356
 Redeemed                  (3,330,257)      (48,833,832)    (2,156,597)    (30,659,233)    (1,462,266)    (20,718,740)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,383,642   $    20,539,319      3,373,581   $  49,838,095      1,113,782   $  16,613,401
                       ==============   ===============   ============   =============   ============   =============
INTERNATIONAL EQUITY:
 Sold                      47,034,181   $   338,609,500      2,013,379   $  14,851,730     17,150,423   $ 124,044,190
 Redeemed                 (46,197,338)     (333,619,253)      (976,391)     (6,830,296)   (16,639,030)   (120,965,434)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               836,843   $     4,990,247      1,036,988   $   8,021,434        511,393   $   3,078,756
                       ==============   ===============   ============   =============   ============   =============
MANAGED INDEX 500:
 Sold                       3,468,376   $    31,636,213      5,415,978   $  48,898,768      3,084,434   $  27,940,034
 Reinvested                     1,191            11,624          2,008          19,557          1,339          13,001
 Redeemed                  (2,402,936)      (21,973,363)    (2,163,919)    (19,396,788)    (1,771,945)    (16,033,436)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,066,631   $     9,674,474      3,254,067   $  29,521,537      1,313,828   $  11,919,599
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
HIGH YIELD BOND:
 Sold                       692,820   $  5,353,621
 Reinvested                 179,149      1,342,903
 Redeemed                  (862,412)    (6,566,636)
                       ------------   ------------
   Net Increase               9,557   $    129,888
                       ============   ============
GROWTH:
 Sold                       432,476   $  5,087,960
 Reinvested                 184,327      2,246,967
 Redeemed                  (541,478)    (5,944,094)
                       ------------   ------------
   Net Increase              75,325   $  1,390,833
                       ============   ============
GROWTH AND INCOME:
 Sold                       973,804   $ 12,738,293
 Reinvested                 110,736      1,445,108
 Redeemed                  (506,557)    (6,495,376)
                       ------------   ------------
   Net Increase             577,983   $  7,688,025
                       ============   ============
OVERSEAS GROWTH:
 Sold                       194,871   $  2,534,162
 Reinvested                  96,920      1,411,150
 Redeemed                  (633,853)    (7,729,277)
                       ------------   ------------
   Net Decrease            (342,062)  $ (3,783,965)
                       ============   ============
MARSICO CAPITAL
 GROWTH:
 Sold                       843,442   $ 11,187,510
 Redeemed                (1,147,334)   (14,665,677)
                       ------------   ------------
   Net Decrease            (303,892)  $ (3,478,167)
                       ============   ============
NEUBERGER MID-CAP
 GROWTH:
 Sold                       542,908   $  9,712,418
 Redeemed                  (478,557)    (8,133,936)
                       ------------   ------------
   Net Increase              64,351   $  1,578,482
                       ============   ============
MID-CAP VALUE:
 Sold                       727,035   $ 10,541,225
 Reinvested                   4,313         65,385
 Redeemed                  (259,134)    (3,730,282)
                       ------------   ------------
   Net Increase             472,214   $  6,876,328
                       ============   ============
INTERNATIONAL EQUITY:
 Sold                       464,710   $  3,420,005
 Redeemed                  (165,743)    (1,159,867)
                       ------------   ------------
   Net Increase             298,967   $  2,260,138
                       ============   ============
MANAGED INDEX 500:
 Sold                       663,753   $  6,115,840
 Reinvested                     296          2,873
 Redeemed                  (416,386)    (3,738,436)
                       ------------   ------------
   Net Increase             247,663   $  2,380,277
                       ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
GROWTH WITH INCOME:
 Sold                         956,015   $     9,118,933      1,776,554   $  17,028,990        727,156   $   6,863,631
 Redeemed                    (255,851)       (2,375,340)      (752,660)     (6,974,701)      (234,009)     (2,178,271)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               700,164   $     6,743,593      1,023,894   $  10,054,289        493,147   $   4,685,360
                       ==============   ===============   ============   =============   ============   =============
SCUDDER SMALL-CAP
 GROWTH:
 Sold                      23,373,659   $   131,114,491      3,431,657   $  20,002,615      1,984,158   $  11,500,413
 Redeemed                 (21,633,752)     (121,783,783)    (1,842,876)    (10,355,584)    (1,397,425)     (7,822,374)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,739,907   $     9,330,708      1,588,781   $   9,647,031        586,733   $   3,678,039
                       ==============   ===============   ============   =============   ============   =============
ALL-CAP GROWTH:
 Sold                       1,855,861   $    14,326,771      2,035,328   $  15,806,841      2,070,364   $  15,894,820
 Reinvested                     1,262            10,424            266           2,204            252           2,082
 Redeemed                  (1,053,439)       (7,754,844)      (620,772)     (4,297,911)      (842,149)     (5,890,921)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               803,684   $     6,582,351      1,414,822   $  11,511,134      1,228,467   $  10,005,981
                       ==============   ===============   ============   =============   ============   =============
ALL-CAP VALUE:
 Sold                       2,255,100   $    23,412,771      3,525,022   $  36,228,720      2,849,619   $  29,311,216
 Reinvested                     1,153            11,671            912           9,243            673           6,814
   Redeemed                  (598,573)       (6,086,826)      (560,449)     (5,541,903)      (979,520)     (9,971,896)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,657,680   $    17,337,616      2,965,485   $  30,696,060      1,870,772   $  19,346,134
                       ==============   ===============   ============   =============   ============   =============
TECHNOLOGY:
 Sold                       4,279,106   $    21,274,220      4,129,294   $  23,741,984      2,269,258   $  12,643,052
 Reinvested                     1,559            10,364             --              --             --              --
 Redeemed                  (2,294,520)       (9,966,395)    (2,124,389)    (10,439,926)      (859,567)     (3,983,187)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,986,145   $    11,318,189      2,004,905   $  13,302,058      1,409,691   $   8,659,865
                       ==============   ===============   ============   =============   ============   =============
JANUS MID-CAP GROWTH:
 Sold                       2,870,551   $    18,263,406      2,951,510   $  19,813,948      1,230,968   $   8,123,372
 Reinvested                     1,380            10,170            590           4,337            281           2,064
 Redeemed                  (1,691,898)       (9,629,306)    (1,578,025)     (9,831,906)      (516,478)     (3,065,990)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,180,033   $     8,644,270      1,374,075   $   9,986,379        714,771   $   5,059,446
                       ==============   ===============   ============   =============   ============   =============
MANAGED OTC:
 Sold                       5,666,147   $    23,933,808      6,824,260   $  28,792,740      5,683,112   $  24,456,611
 Redeemed                  (3,830,243)      (14,935,732)    (2,862,140)    (11,491,918)    (3,440,985)    (13,693,396)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             1,835,904   $     8,998,076      3,962,120   $  17,300,822      2,242,127   $  10,763,215
                       ==============   ===============   ============   =============   ============   =============
GROWTH + VALUE:
 Sold                         269,486   $     2,768,086        488,149   $   4,990,210        207,881   $   2,133,861
 Redeemed                     (32,385)         (322,685)       (54,967)       (539,844)       (30,243)       (302,677)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               237,101   $     2,445,401        433,182   $   4,450,366        177,638   $   1,831,184
                       ==============   ===============   ============   =============   ============   =============
HEALTH SCIENCES:
 Sold                         493,784   $     5,549,807        650,570   $   7,247,418        326,068   $   3,632,294
 Redeemed                    (144,008)       (1,642,728)       (82,234)       (915,099)       (91,461)     (1,019,874)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               349,776   $     3,907,079        568,336   $   6,332,319        234,607   $   2,612,420
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
GROWTH WITH INCOME:
 Sold                       314,010   $  2,989,679
 Redeemed                  (128,735)    (1,223,788)
                       ------------   ------------
   Net Increase             185,275   $  1,765,891
                       ============   ============
SCUDDER SMALL-CAP
 GROWTH:
 Sold                       472,336   $  2,703,864
 Redeemed                  (179,798)    (1,049,405)
                       ------------   ------------
   Net Increase             292,538   $  1,654,459
                       ============   ============
ALL-CAP GROWTH:
 Sold                       359,478   $  2,723,053
 Reinvested                      34            283
 Redeemed                  (149,823)    (1,069,687)
                       ------------   ------------
   Net Increase             209,689   $  1,653,649
                       ============   ============
ALL-CAP VALUE:
 Sold                       564,970   $  5,812,293
 Reinvested                     179          1,807
   Redeemed                 (93,564)      (949,706)
                       ------------   ------------
   Net Increase             471,585   $  4,864,394
                       ============   ============
TECHNOLOGY:
 Sold                       695,540   $  3,669,706
 Reinvested                      --             --
 Redeemed                  (221,557)      (989,836)
                       ------------   ------------
   Net Increase             473,983   $  2,679,870
                       ============   ============
JANUS MID-CAP GROWTH:
 Sold                       299,584   $  2,115,065
 Reinvested                      51            375
 Redeemed                   (74,880)      (466,079)
                       ------------   ------------
   Net Increase             224,755   $  1,649,361
                       ============   ============
MANAGED OTC:
 Sold                       631,337   $  2,712,064
 Redeemed                  (294,525)    (1,220,872)
                       ------------   ------------
   Net Increase             336,812   $  1,491,192
                       ============   ============
GROWTH + VALUE:
 Sold                       104,764   $  1,070,935
 Redeemed                   (10,307)      (100,961)
                       ------------   ------------
   Net Increase              94,457   $    969,974
                       ============   ============
HEALTH SCIENCES:
 Sold                       166,973   $  1,864,412
 Redeemed                   (16,763)      (188,018)
                       ------------   ------------
   Net Increase             150,210   $  1,676,394
                       ============   ============

                                   CLASS A                          CLASS B                        CLASS C
                       --------------------------------   ----------------------------   ----------------------------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT
                       --------------   ---------------   ------------   -------------   ------------   -------------
CORE VALUE:
   Sold                       196,830   $     2,016,150        470,550   $   4,799,122        339,836   $   3,437,758
   Redeemed                   (25,270)         (251,130)       (73,371)       (744,622)       (27,377)       (281,657)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               171,560   $     1,765,020        397,179   $   4,054,500        312,459   $   3,156,101
                       ==============   ===============   ============   =============   ============   =============
TAX MANAGED:
   Sold                        88,597   $       867,374        157,238   $   1,601,427         96,890   $     955,939
   Redeemed                    (5,725)          (55,637)       (19,466)       (191,235)          (405)         (3,965)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase                82,872   $       811,737        137,772   $   1,410,192         96,485   $     951,974
                       ==============   ===============   ============   =============   ============   =============
INTERNATIONAL GROWTH:
   Sold                    48,230,748   $   438,461,865      1,670,696   $  15,588,055     12,812,191   $ 121,852,496
   Redeemed               (47,708,098)     (435,285,666)    (1,000,818)     (8,794,184)   (12,377,633)   (118,042,334)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               522,650   $     3,176,199        669,878   $   6,793,871        434,558   $   3,810,162
                       ==============   ===============   ============   =============   ============   =============
JANUS CAPITAL GROWTH:
   Sold                    97,656,518   $ 1,670,297,423      7,587,833   $ 117,333,547      3,971,943   $  59,741,547
   Redeemed              (101,074,450)   (1,731,268,850)   (17,241,187)   (242,478,435)    (7,883,339)   (113,829,420)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Decrease            (3,417,932)  $   (60,971,427)    (9,653,354)  $(125,144,888)    (3,911,396)  $ (54,087,873)
                       ==============   ===============   ============   =============   ============   =============
EQUITY INCOME:
   Sold                     3,989,959   $    53,809,897      4,802,718   $  65,920,878      2,740,320   $  37,045,345
   Reinvested                  58,859           811,547         88,271       1,224,884         38,584         534,976
   Redeemed                (3,129,212)      (41,840,393)    (2,898,459)    (38,329,639)    (1,997,474)    (26,283,625)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase               919,606   $    12,781,051      1,992,530   $  28,816,123        781,430   $  11,296,696
                       ==============   ===============   ============   =============   ============   =============
TOTAL RETURN BOND:
 Sold                      37,117,113   $   392,885,903     14,627,431   $ 153,972,533      8,104,139   $  85,145,481
 Reinvested                   228,915         2,424,414        451,818       4,739,581        149,778       1,572,630
 Redeemed                 (32,306,179)     (341,703,919)    (5,347,126)    (56,272,329)    (4,066,342)    (42,576,371)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase             5,039,849   $    53,606,398      9,732,123   $ 102,439,785      4,187,575   $  44,141,740
                       ==============   ===============   ============   =============   ============   =============
MONEY MARKET:
 Sold                   6,021,387,987   $ 6,021,387,987    310,180,347   $ 310,180,347    617,066,751   $ 617,066,751
 Reinvested                 5,285,272         5,285,272      3,343,852       3,343,852      1,901,983       1,901,983
 Redeemed              (5,929,802,469)   (5,929,802,469)  (242,072,907)   (242,072,907)  (575,899,186)   (575,899,186)
                       --------------   ---------------   ------------   -------------   ------------   -------------
   Net Increase/
     (Decrease)            96,870,790   $    96,870,790     71,451,292   $  71,451,292     43,069,548   $  43,069,548
                       ==============   ===============   ============   =============   ============   =============

                                 CLASS X
                       ---------------------------
                          SHARES         AMOUNT
                       ------------   ------------
CORE VALUE:
   Sold                      70,411   $    718,548
   Redeemed                 (17,594)      (178,137)
                       ------------   ------------
   Net Increase              52,817   $    540,411
                       ============   ============
TAX MANAGED:
   Sold                       3,728   $     36,262
   Redeemed                     (29)          (296)
                       ------------   ------------
   Net Increase               3,699   $     35,966
                       ============   ============
INTERNATIONAL GROWTH:
   Sold                     425,418   $  3,971,086
   Redeemed                (271,455)    (2,475,970)
                       ------------   ------------
   Net Increase             153,963   $  1,495,116
                       ============   ============
JANUS CAPITAL GROWTH:
   Sold                   1,032,780   $ 15,421,288
   Redeemed              (2,074,288)   (29,611,846)
                       ------------   ------------
   Net Decrease          (1,041,508)  $(14,190,558)
                       ============   ============
EQUITY INCOME:
   Sold                     703,791   $  9,623,464
   Reinvested                27,158        376,862
   Redeemed                (540,116)    (7,125,009)
                       ------------   ------------
   Net Increase             190,833   $  2,875,317
                       ============   ============
TOTAL RETURN BOND:
 Sold                     1,426,290   $ 15,070,651
 Reinvested                  92,556        970,766
 Redeemed                  (689,132)    (7,235,322)
                       ------------   ------------
   Net Increase             829,714   $  8,806,095
                       ============   ============
MONEY MARKET:
 Sold                    59,612,813   $ 59,612,813
 Reinvested                 871,478        871,478
 Redeemed               (48,230,396)   (48,230,396)
                       ------------   ------------
   Net Increase/
     (Decrease)          12,253,895   $ 12,253,895
                       ============   ============

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 2001, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                    EXPIRING IN
                        -------------------------------------------------------------------
                         2005        2006          2007            2008            2009
                        ------    ----------    -----------    ------------    ------------
International
  Small-Cap             $   --    $       --    $        --    $ 36,534,512    $ 57,123,055
PBHG Small-Cap Growth       --            --             --      32,685,457      85,158,694
Strategic Balanced          --            --             --       1,622,189       8,074,458
High Yield Bond          4,183        17,619        327,379       1,538,529      13,149,572
Growth                      --            --             --              --      49,045,320
Overseas Growth             --     2,242,636      3,428,829       3,770,566     118,198,630
Marsico Capital Growth      --       682,762      7,950,369      43,400,517     137,802,459
Neuberger Mid-Cap
  Growth                    --            --      1,874,798       7,545,394     134,152,765
International Equity        --            --             --       3,689,149      14,623,752
Managed Index 500           --            --             --              --       9,737,483
Growth with Income          --            --             --         900,804       5,991,194
DeAM Small-Cap Growth       --            --             --       6,178,761      30,048,813
All-Cap Growth              --            --             --         209,132       7,393,380
Technology                  --            --             --         195,454      17,178,543
Janus Mid-Cap Growth        --            --             --          17,950      15,446,744
Managed OTC                 --            --             --       1,097,897      13,155,667
Growth + Value              --            --             --              --          73,985
Health Sciences             --            --             --              --          35,228
Tax Managed                 --            --             --              --          41,359
International Growth        --        73,332         49,869       1,639,901      22,928,687
Janus Capital Growth    38,807     4,789,881     52,015,103     304,073,150     384,441,491
Equity Income               --            --             --         885,606      12,892,699

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the period ended April 30, 2002, were as follows:

                                             PURCHASES         SALES
                                            ------------    ------------
International Small-Cap                     $238,207,234    $250,204,520
PBHG Small-Cap Growth                        110,309,303      98,908,689
Small-Cap Value                               43,044,726      22,157,072
Strategic Balanced                            75,017,546      77,192,739
High Yield Bond                               44,665,411      24,187,372
Growth                                        37,749,021      39,427,312
Growth and Income                            144,257,993     113,920,819
Overseas Growth                               60,034,216      85,880,117
Marsico Capital Growth                       304,746,002     354,275,472
Neuberger Mid-Cap Growth                     111,865,871     118,512,453
Mid-Cap Value                                156,470,748     140,069,650
International Equity                          55,543,758      53,829,328
Managed Index 500                             39,909,746       8,606,365
Growth with Income                            22,324,721      19,698,390
DeAM Small-Cap Growth                         88,754,132      85,014,466
All-Cap Growth                                39,944,942      36,940,164
All-Cap Value                                 30,686,372      13,503,552
Technology                                    11,457,959      10,763,459
Janus Mid-Cap Growth                          12,284,737      10,904,112
Managed OTC                                    9,591,241       4,121,851
Growth + Value                                 7,903,121       1,743,461
Health Sciences                               15,423,207      10,015,383
Core Value                                    11,621,229       1,047,661
Tax Managed                                    3,227,535         157,663

     Purchases and sales of U.S. government securities, during the period ended April 30, 2002, were as follows:

                                               PURCHASES        SALES
                                              -----------    -----------
Strategic Balanced                            $31,441,015    $27,361,391
DeAM Small-Cap Growth                          1,604,091       1,081,899
Health Sciences                                  999,046              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At April 30, 2002, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                                                                     NET
                                                 GROSS            GROSS           UNREALIZED
                               AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION
                                  COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                              ------------    ------------    --------------    --------------
International Small-Cap       $ 74,163,505    $ 2,698,435      $ (3,042,540)     $   (344,105)
PBHG Small-Cap Growth          151,239,692     32,990,355       (11,611,555)       21,378,800
Small-Cap Value                204,720,067     40,507,885       (11,676,814)       28,831,071
Strategic Balanced             167,905,529     12,116,099        (9,643,163)        2,472,936
High Yield Bond                177,658,542      5,970,332       (24,171,685)      (18,201,353)
Growth                         118,887,271     11,151,057       (13,393,625)       (2,242,568)
Growth and Income              336,902,854     39,334,083       (32,445,453)        6,888,630
Overseas Growth                218,727,391     29,224,085       (22,451,960)        6,772,125
Marsico Capital Growth         636,469,002    122,573,690       (10,234,135)      112,339,555
Neuberger Mid-Cap Growth       202,933,998     34,692,471       (12,208,491)       22,483,980
Mid-Cap Value                  230,526,575     28,808,998        (3,843,765)       24,965,233
International Equity            45,583,203      3,454,301        (2,508,674)          945,627
Managed Index 500              153,679,452     13,520,025       (21,680,151)       (8,160,126)
Growth with Income              48,507,023      4,041,553        (3,113,431)          928,122
DeAM Small-Cap Growth           52,012,103      6,244,996        (3,937,805)        2,307,191
All-Cap Growth                  35,959,248      2,168,422        (1,814,906)          353,516
All-Cap Value                   98,129,886      8,009,543       (10,435,734)       (2,426,191)
Technology                      35,403,573      1,257,295        (9,290,781)       (8,033,486)
Janus Mid-Cap Growth            23,205,712      1,372,390        (1,662,842)         (290,452)
Managed OTC                     43,373,394      1,049,650       (14,263,823)      (13,214,173)
Growth + Value                  15,687,193        751,909        (1,621,724)         (869,815)
Health Sciences                 18,760,682      1,090,836          (825,368)          265,468
Core Value                      21,650,667      1,592,407        (1,073,319)          519,088
Tax Managed                      6,052,804        271,938          (494,300)         (222,362)

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the Period ended April 30, 2002, were as follows:

                                                                             TECHNOLOGY
                                                                     --------------------------
                                                                     NUMBER OF
                                                                     CONTRACTS         PREMIUM
                                                                     ---------        ---------
            Balance at beginning of period                               469          $ 119,154
            Written                                                    1,690            496,904
            Expired                                                     (243)           (69,003)
            Exercised                                                    (46)           (10,445)
            Closed                                                    (1,566)          (442,508)
                                                                      ------          ---------
            Balance at end of period                                     304          $  94,102
                                                                      ======          =========

8. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The Funds and other affiliated funds participate in a $175 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the period ended April 30, 2002, there were no borrowings under the agreement by the American Skandia Advisor Funds.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

MANAGEMENT OF THE COMPANY

Information concerning the Directors and Officers of the Company is presented below. The address of each Director and Officer is One Corporate Drive, Shelton, Connecticut 06484.

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 John Birch                     Since 4/98          Senior Vice President and Chief Operating
 Vice President (51)                                  Officer -- December 1997 to present
                                                    American Skandia Investment Services, Incorporated

                                                    Executive Vice President and Chief Operating
                                                      Officer -- August 1996 to October 1997
                                                    International Fund Administration
                                                    Bermuda
----------------------------------------------------------------------------------------------------------------
 David E. A. Carson             Since 4/92          Director -- January 2000 to present
 Director (67)
                                                    Chairman -- January 1999 to December 1999
                                                    Chairman and Chief Executive Officer -- January 1998 to
                                                      December 1998
                                                    President, Chairman and Chief Executive Officer -- 1983 to
                                                      December 1997
                                                    People's Bank
----------------------------------------------------------------------------------------------------------------
 Richard G. Davy, Jr.           Since 3/95          Vice President -- June 1997 to present
 Treasurer (53)
                                                    Controller -- September 1994 to June 1997
                                                    American Skandia Investment Services, Incorporated
----------------------------------------------------------------------------------------------------------------
 Wade A. Dokken *               Since 6/01          President, Chairman and Chief Executive Officer -- May 2000
 President, (41)                                      to present
 Chief Executive Officer,
 Chairman and Director

                                                    Executive Vice President and Chief Operating Officer --
                                                      December 1999 to May 2000
                                                    Deputy Chief Executive Officer -- December 1997 to December
                                                      1999
                                                    Executive Vice President and Chief Marketing
                                                      Officer -- March 1995 to December 1997
                                                    American Skandia, Incorporated
----------------------------------------------------------------------------------------------------------------
 Julian A. Lerner               Since 11/96         Retired since 1995
 Director (77)

                                                    Senior Vice President and Portfolio Manager of AIM Charter
                                                      Fund and AIM Summit Fund from 1986 to 1995
----------------------------------------------------------------------------------------------------------------
 Edward P. Macdonald            Since 11/00         Senior Counsel, Counsel and Senior Associate
 Secretary (34)                                       Counsel -- April 1999 to Present
                                                    American Skandia, Incorporated

                                                    Branch Chief, Senior Counsel and Attorney -- October 1994 to
                                                      April 1999
                                                    U.S. Securities and Exchange Commission
----------------------------------------------------------------------------------------------------------------
 Thomas M. O'Brien              Since 4/92          President and Chief Executive Officer -- May 2000 to present
 Director (51)
                                                    Atlantic Bank of New York
                                                    Vice Chairman -- January 1997 to April 2000
                                                    North Fork Bank
----------------------------------------------------------------------------------------------------------------
 John A. Pileski                Since 2/01          Retired since June 2000
 Director (62)

                                                    Tax Partner -- KPMG, LLP -- January 1995 to June 2000
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 F. Don Schwartz                Since 4/92          Management Consultant
 Director (66)                                        April 1985 to present
----------------------------------------------------------------------------------------------------------------

(1) The Directors are responsible for overseeing all 29 Funds in the American Skandia Advisor Funds, Inc. and the 5 Portfolios in the American Skandia Master Trust, as well as the 40 Portfolios included in the American Skandia Trust, all of which are investment companies managed by the Investment Manager.

(2) The term of office for all of the Directors is indefinite, until his successor is elected.

 * Indicates a Director of the Company who is an "interested person" within the meaning set forth in the Investment Company Act of 1940. Mr. Dokken is deemed "interested" by virtue of his serving as an Officer and Director of the Company's Investment Manager.

The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling 1-800-SKANDIA (752-6343).

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 2002
                                  (UNAUDITED)

              ASMT AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                          ASMT MONEY MARKET PORTFOLIO

ASMT AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 93.3%
  AUSTRALIA -- 1.4%
    BHP Billiton Ltd.         47,852   $    277,491
    Brambles Industries
      Ltd.                    52,700        284,664
    Commonwealth Bank of
      Australia               30,200        532,681
                                       ------------
                                          1,094,836
                                       ------------

  BELGIUM -- 0.7%
    Interbrew SA              10,830        322,326
    KBC Bancassurance
      Holding NV               6,600        238,240
                                       ------------
                                            560,566
                                       ------------

  BRAZIL -- 0.4%
    Petroleo Brasileiro
      SA -- Petrobras         14,500        356,313
                                       ------------

  CANADA -- 3.1%
    Alcan, Inc.                7,814        286,227
    Canadian National
      Railway Co. NY Reg.      8,000        382,800
    Canadian Pacific
      Railway Ltd.            16,776        349,780
    Fairmont Hotels &
      Resorts, Inc.            8,488        241,908
    Magna International,
      Inc. Cl-A                4,013        296,521
    Suncor Energy, Inc.       13,800        479,141
    Talisman Energy, Inc.     11,014        470,120
                                       ------------
                                          2,506,497
                                       ------------

  DENMARK -- 1.6%
    D/S 1912 Cl-B                 35        242,647
    Danske Bank AS            39,200        707,920
    Group 4 Falck AS           2,600        305,042
                                       ------------
                                          1,255,609
                                       ------------

  FINLAND -- 1.0%
    Stora Enso Oyj            27,417        348,583
    Tietenator Oyj             6,276        157,212
    UPM-Kymmene Oyj            8,900        311,158
                                       ------------
                                            816,953
                                       ------------

  FRANCE -- 14.0%
    Accor SA                  22,989        929,263
    Altran Technologies SA     7,448        389,248
    Arcelor*                  34,739        478,925
    BNP Paribas SA            26,627      1,391,585
    Bouygues SA               14,246        430,028
    Business Objects SA
      [ADR]*                   4,200        141,414
    Compagnie de Saint-
      Gobain SA                3,800        650,574
    Compagnie Generale des
      Establissements
      Michelin Cl-B           11,100        430,081

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Credit Lyonnaise SA       14,000   $    590,508
    Groupe Danone SA           2,500        331,144
    L'Air Liquide SA           2,356        364,718
    Pernod-Ricard SA           3,600        332,495
    Publicis Groupe SA         7,300        222,988
    Renault SA                16,300        755,670
    Sanofi-Synthelabo SA       6,051        387,392
    Schneider Electric SA      9,000        434,271
    Societe Generale SA
      Cl-A                    13,700        938,196
    Technip-Coflexip SA        2,900        409,213
    TotalFinaELF SA Cl-B       6,400        969,985
    Valeo SA                  13,180        564,116
                                       ------------
                                         11,141,814
                                       ------------
  GERMANY -- 4.1%
    Altana AG                  5,592        316,285
    BASF AG                   13,200        565,566
    Bayer AG                   4,700        154,791
    Bayerische Motoren
      Werke AG                18,520        734,431
    Deutsche Bank AG           5,600        371,386
    Muenchener
      Rueckversicherungs-
      Gesellschaft AG            917        227,236
    SAP AG                     3,800        495,155
    Schering AG                6,100        371,841
                                       ------------
                                          3,236,691
                                       ------------
  HONG KONG -- 0.2%
    Li & Fung Ltd.           116,000        185,918
                                       ------------
  IRELAND -- 2.1%
    Allied Irish Banks PLC    29,807        395,353
    Bank of Ireland           47,100        547,482
    CRH PLC                   36,526        625,338
    Ryanair Holdings PLC
      [ADR]*                   2,802         86,862
                                       ------------
                                          1,655,035
                                       ------------
  ITALY -- 7.3%
    Autostrade SPA           138,600      1,126,494
    Bulgari SPA               31,900        248,062
    Ente Nazionale
      Idrocarburi SPA         73,200      1,124,591
    IntesaBci SPA            106,500        344,511
    Mediaset SPA              79,062        662,537
    Saipem SPA                77,500        504,893
    Snam Rete Gas SPA         85,002        241,268
    Telecom Italia SPA        30,350        162,718
    Unicredito Italiano SPA  296,700      1,376,841
                                       ------------
                                          5,791,915
                                       ------------
  JAPAN -- 10.2%
    Bridgestone Corp.         46,000        648,800
    Canon, Inc.               25,000        957,944
    FANUC Co.                  9,500        526,791
    Hitachi Ltd.              66,000        488,832
    Honda Motor Co. Ltd.      13,100        587,663
    Hoya Corp.                 3,900        290,374

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Ito-Yokado Co. Ltd.        9,000   $    443,691
    Nippon Steel Corp.       156,000        238,131
    Nissan Motor Co. Ltd.    102,000        784,860
    NTT Docomo, Inc.              61        154,400
    NTT Docomo, Inc.
      Warrants                    40        101,869
    Sharp Corp.               47,000        651,923
    SMC Corp.                  5,000        598,909
    Sony Corp.                10,900        585,747
    Tokyo Electron Ltd.        8,400        604,486
    Toyota Motor Corp.        16,900        460,670
                                       ------------
                                          8,125,090
                                       ------------

  KOREA -- 5.7%
    Hyundai Motor Co. Ltd.    13,160        488,142
    Kangwon Land, Inc.         1,787        207,831
    Kookmin Bank               8,439        384,110
    Korea Electric Power
      Corp.                   11,500        217,727
    LG Electronics
      Investments Ltd.         2,130         93,657
    LG Electronics, Inc.*     19,690        776,006
    Samsung Electro-
      Mechanics Co. Ltd.       9,320        548,807
    Samsung Electronics Co.
      Ltd.                     3,800      1,121,750
    Samsung Fire & Marine
      Insurance Co. Ltd.       5,620        380,008
    SK Telecom Co. Ltd.
      [ADR]                   15,000        320,850
                                       ------------
                                          4,538,888
                                       ------------

  MEXICO -- 2.2%
    Cemex SA de CV [ADR]      11,800        374,060
    Fomento Economico
      Mexicano SA de CV
      [ADR]                    8,800        421,080
    Telefonos de Mexico SA
      Cl-L [ADR]              19,230        727,663
    Wal-Mart de Mexico SA
      de CV Cl-V              70,066        234,294
                                       ------------
                                          1,757,097
                                       ------------

  NETHERLANDS -- 4.0%
    ABN AMRO Holding NV       19,000        376,648
    ASM Lithography Holding
      NV NY Reg.*             19,900        444,367
    Gucci Group NV NY Reg.     5,300        513,146
    Heineken NV               15,691        706,935
    ING Groep NV              19,600        517,467
    Koninklijke (Royal) KPN
      NV                      89,368        405,051
    Koninklijke (Royal)
      Philips Electronics
      NV NY Reg.               7,363        228,327
                                       ------------
                                          3,191,941
                                       ------------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  NORWAY -- 0.2%
    Tandberg ASA              12,000   $    144,900
                                       ------------

  RUSSIA -- 1.4%
    Gazprom [ADR]             26,955        431,280
    Lukoil Holdings [ADR]      4,800        341,332
    Surgutneftegaz [ADR]*     18,600        353,121
                                       ------------
                                          1,125,733
                                       ------------
  SINGAPORE -- 0.6%
    Singapore Airlines Ltd.   61,700        476,790
                                       ------------
  SPAIN -- 1.7%
    Altadis SA                29,800        629,410
    Amadeus Global Travel
      Distribution SA Cl-A*   66,895        445,448
    Grupo Ferrovial SA        12,911        312,947
                                       ------------
                                          1,387,805
                                       ------------
  SWEDEN -- 2.9%
    Atlas Copco AB Cl-A       13,114        307,582
    Electrolux AB Cl-B        13,800        229,659
    Nordea AB                 92,191        524,871
    Sandvik AB                 9,763        226,135
    Securitas AB Cl-B         53,095        986,951
                                       ------------
                                          2,275,198
                                       ------------

  SWITZERLAND -- 7.1%
    Adecco SA                 13,262        839,051
    Julius Baer Holdings AG
      Cl-B                       826        266,137
    Logitech International
      SA*                      4,400        204,776
    Nestle SA                  4,151        981,312
    Novartis AG               24,069      1,009,493
    Roche Holding AG           7,308        553,701
    STMicroelectronics NV     11,300        351,283
    Swisscom AG                2,049        611,496
    The Swatch Group AG       12,600        262,093
    UBS AG                    12,045        580,649
                                       ------------
                                          5,659,991
                                       ------------

  TAIWAN -- 1.4%
    Advanced Semiconductor
      Engineering, Inc.*     342,000        325,095
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd.*                   92,000        231,882
    United Microelectronics
      Corp.*                 370,000        564,869
                                       ------------
                                          1,121,846
                                       ------------

  UNITED KINGDOM -- 20.0%
    Amvescap PLC               5,414         56,886
    Barclays PLC              95,504        836,460
    BPB PLC                   38,700        225,590
    British Sky
      Broadcasting Group
      PLC*                    39,800        445,444

ASMT AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Daily Mail & General
      Trust PLC               25,915   $    280,601
    Diageo PLC                89,513      1,188,376
    Dixons Group PLC          59,700        197,709
    Exel PLC                  56,470        724,185
    GKN PLC                  159,700        747,066
    GlaxoSmithKline PLC       15,100        365,287
    Great Universal Stores
      PLC                     58,500        531,973
    Imperial Chemical
      Industries PLC          64,500        299,377
    International Power
      PLC*                    90,789        276,521
    Ladbroke Group PLC       193,300        721,847
    Marks & Spencer PLC      210,608      1,218,467
    Next PLC                  54,418        825,152
    Pearson PLC               31,000        373,157
    Reckitt Benckiser PLC     44,616        789,980
    Reed Elsevier PLC        113,000      1,106,616
    Rentokil Initial PLC     239,707        944,925
    Royal Bank of Scotland
      Group PLC               56,539      1,621,521
    Schroder PLC              11,500        140,943
    Smith and Nephew PLC      73,500        418,271
    South African Breweries
      PLC                     56,141        454,070
    Willis Group Holdings
      Ltd.*                    9,700        283,725
    WPP Group PLC             75,931        805,564
                                       ------------
                                         15,879,713
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $67,551,977)                     74,287,139
                                       ------------
U.S. STOCK -- 0.6%
  OIL & GAS
    Transocean, Inc.
      (Cost $400,817)         13,500        479,250
                                       ------------
TOTAL INVESTMENTS -- 93.9%
  (Cost $67,952,794)                     74,766,389
OTHER ASSETS LESS
  LIABILITIES -- 6.1%                     4,849,948
                                       ------------
NET ASSETS -- 100.0%                   $ 79,616,337
                                       ============

Foreign currency exchange contracts outstanding at April 30, 2002:

SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS      UNREALIZED
MONTH        TYPE      RECEIVE           FOR        AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
05/02        Buy     GBP    11,024   $   16,089    $   16,062      $    27
05/02        Buy     EUR   143,395      129,456       129,184          272
                                     ----------    ----------      -------
                                     $  145,545    $  145,246      $   299
                                     ==========    ==========      =======

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS      UNREALIZED
MONTH        TYPE       DELIVER           FOR        AT VALUE     APPRECIATION
-------------------------------------------------------------------------------
05/02        Sell     AUD    45,687   $   24,877    $   24,531      $   346
05/02        Sell    CHF    242,634      149,833       149,754           79
05/02        Sell    GBP     53,701       78,270        78,259           11
05/02        Sell   JPY  91,949,844      718,687       716,134        2,553
05/02        Sell    SEK  1,445,316      141,200       140,634          566
                                      ----------    ----------      -------
                                      $1,112,867    $1,109,312      $ 3,555
                                      ==========    ==========      =======

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2002. Percentages are based on net assets.

INDUSTRY
-------
Advertising                                   1.3%
Airlines                                      0.7%
Automobile Manufacturers                      4.8%
Automotive Parts                              3.4%
Beverages                                     4.3%
Broadcasting                                  1.4%
Building Materials                            2.4%
Business Services                             5.6%
Chemicals                                     1.7%
Clothing & Apparel                            0.6%
Computer Hardware                             0.3%
Computer Services & Software                  1.0%
Construction                                  1.9%
Consumer Products & Services                  1.0%
Electronic Components & Equipment             4.8%
Entertainment & Leisure                       1.2%
Farming & Agriculture                         0.8%
Financial-Bank & Trust                       15.1%
Financial Services                            0.2%
Food                                          1.6%
Furniture                                     1.0%
Hotels & Motels                               1.5%
Insurance                                     1.8%
Machinery & Equipment                         2.0%
Medical Supplies & Equipment                  0.9%
Metals & Mining                               1.6%
Office Equipment                              1.2%
Oil & Gas                                     6.6%
Paper & Forest Products                       0.8%
Pharmaceuticals                               3.8%
Printing & Publishing                         2.2%
Retail & Merchandising                        5.2%
Semiconductors                                4.6%
Telecommunications                            3.3%
Transportation                                2.7%
                                             -----
TOTAL                                        93.3%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JANUS CAPITAL GROWTH PORTFOLIO

----------------------------------------------------
                            SHARES             VALUE
----------------------------------------------------
COMMON STOCK -- 84.1%
  BEVERAGES -- 7.6%
    Coca-Cola Co.@       1,165,645    $   64,704,954
                                      --------------

  CLOTHING & APPAREL -- 1.7%
    Nike, Inc. Cl-B@       267,165        14,247,909
                                      --------------
  COMPUTER SERVICES & SOFTWARE -- 5.8%
    Microsoft Corp.*@      944,400        49,354,344
                                      --------------

  CONSUMER PRODUCTS & SERVICES -- 1.7%
    3M Co.                  31,435         3,954,523
    Cendant Corp.*@        607,080        10,921,369
                                      --------------
                                          14,875,892
                                      --------------

  ENTERTAINMENT & LEISURE -- 12.6%
    AOL Time Warner,
      Inc.*              2,372,245        45,120,100
    Viacom, Inc. Cl-B*   1,328,819        62,587,375
                                      --------------
                                         107,707,475
                                      --------------
  FINANCIAL -- BANK & TRUST --2.0%
    Bank of America
      Corp.                 62,705         4,544,858
    Wells Fargo & Co.@     239,515        12,251,193
                                      --------------
                                          16,796,051
                                      --------------
  FINANCIAL SERVICES -- 13.9%
    Citigroup, Inc.      1,042,455        45,138,302
    Goldman Sachs
      Group, Inc.@         586,475        46,184,906
    Schwab, (Charles)
      Corp.              2,384,830        27,163,214
                                      --------------
                                         118,486,422
                                      --------------
  FOOD -- 0.7%
    Unilever NV NY Reg.     94,210         6,095,387
                                      --------------

  HEALTHCARE SERVICES -- 5.4%
    Anthem, Inc.*@         203,795        13,898,819
    Wellpoint Health
      Networks, Inc.*      424,630        31,881,220
                                      --------------
                                          45,780,039
                                      --------------

  INSURANCE -- 7.6%
    American
      International
      Group, Inc.          716,035        49,492,339
    Marsh & McLennan
      Companies, Inc.      152,890        15,454,121
                                      --------------
                                          64,946,460
                                      --------------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    St. Jude Medical,
      Inc.*                142,715        11,875,315
                                      --------------

                            SHARES             VALUE
----------------------------------------------------
----------------------------------------------------

  OIL & GAS -- 6.5%
    Exxon Mobil Corp.    1,374,660    $   55,220,092
                                      --------------

  PHARMACEUTICALS -- 5.8%
    Genentech, Inc.*@      555,180        19,708,890
    Lilly, (Eli) & Co.@    287,255        18,973,193
    Pfizer, Inc.           297,349        10,808,636
                                      --------------
                                          49,490,719
                                      --------------

  RETAIL & MERCHANDISING -- 4.9%
    Home Depot, Inc.       905,445        41,985,485
                                      --------------

  SEMICONDUCTORS -- 1.3%
    NVIDIA Corp.*@         314,550        10,949,486
                                      --------------

  TELECOMMUNICATIONS -- 5.2%
    EchoStar
      Communications
      Corp. Cl-A*@         467,065        12,704,168
    Nokia Corp. Cl-A
      [ADR]              1,953,380        31,761,959
                                      --------------
                                          44,466,127
                                      --------------
TOTAL COMMON STOCK
  (Cost $810,607,527)                    716,982,157
                                      --------------
                               PAR
                             (000)
                             -----
CORPORATE OBLIGATIONS -- 0.0%

  HOTELS & MOTELS
    Venetian Casino
      Resort LLC
      12.25%, 11/15/04
  (Cost $275,352)        $     275           293,906
                                      --------------

SHORT-TERM INVESTMENTS -- 15.1%

  COMMERCIAL PAPER -- 1.0%
    Prudential Funding LLC
      1.84%, 05/01/02        8,700         8,700,000
                                      --------------
                            SHARES
                            ------
REGULATED INVESTMENT COMPANIES -- 0.0%
    Temporary
      Investment Cash
      Fund                  91,788            91,788
    Temporary
      Investment Fund       91,788            91,788
                                      --------------
                                             183,576
                                      --------------

ASMT JANUS CAPITAL GROWTH PORTFOLIO

------------------------------------------------------
                                  PAR
                                (000)            VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.1%
    Federal Home Loan Bank
      1.62%, 05/03/02       $  15,000  $    14,998,650
      1.66%, 05/03/02          40,000       39,996,310
      1.63%, 05/10/02          35,000       34,985,738
      1.72%, 05/28/02          10,000        9,987,102
                                       ---------------
                                            99,967,800
                                       ---------------
    Federal National Mortgage Assoc.
      3.41%, 07/12/02           5,000        4,983,100
      3.48%, 07/26/02          15,000       14,939,445
                                       ---------------
                                            19,922,545
                                       ---------------
  TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS                            119,890,345
                                       ---------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $128,692,575)                      128,773,921
                                       ---------------
TOTAL INVESTMENTS -- 99.2%
  (Cost $939,575,454)                      846,049,984
OTHER ASSETS LESS LIABILITIES -- 0.8%        6,831,190
                                       ---------------
NET ASSETS -- 100.0%                   $   852,881,174
                                       ===============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT INVESCO EQUITY INCOME PORTFOLIO

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 79.6%
  ADVERTISING -- 0.9%
    Omnicom Group, Inc.@      30,500    $  2,660,821
                                        ------------

  AUTOMOBILE MANUFACTURERS -- 1.2%
    General Motors
      Corp.@                  59,500       3,816,925
                                        ------------

  BEVERAGES -- 2.5%
    Anheuser-Busch
      Companies, Inc.         84,200       4,462,600
    Coors, (Adolph) Co.
      Cl-B@                   50,000       3,342,500
                                        ------------
                                           7,805,100
                                        ------------

  BROADCASTING -- 0.7%
    Liberty Media Corp.
      Cl-A*                  200,000       2,140,000
                                        ------------

  CHEMICALS -- 2.4%
    Dow Chemical Co.         119,500       3,800,100
    Potash Corp. of
      Saskatchewan, Inc.      56,100       3,597,693
                                        ------------
                                           7,397,793
                                        ------------
  COMPUTER HARDWARE -- 1.0%
    International
      Business Machines
      Corp.@                  37,600       3,149,376
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 1.8%
    Microsoft Corp.*          63,000       3,292,380
    Oracle Corp.*            210,900       2,117,436
                                        ------------
                                           5,409,816
                                        ------------

  CONGLOMERATES -- 2.1%
    Honeywell
      International,
      Inc.                    86,900       3,187,492
    United Technologies
      Corp.                   49,000       3,438,330
                                        ------------
                                           6,625,822
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 3.0%
    3M Co.                    32,400       4,075,920
    Gillette Co.             150,000       5,322,000
                                        ------------
                                           9,397,920
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
    General Electric Co.     220,000       6,941,000
    General Motors Corp.
      Cl-H*                  170,000       2,546,600
                                        ------------
                                           9,487,600
                                        ------------

  ENTERTAINMENT & LEISURE -- 1.0%
    Harrah's
      Entertainment,
      Inc.*@                  60,000       2,949,600
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------

  FINANCIAL -- BANK & TRUST -- 7.5%
    Bank of New York
      Co., Inc.              107,300    $  3,926,107
    Charter One
      Financial, Inc.        104,874       3,710,442
    FleetBoston
      Financial Corp.         90,000       3,177,000
    J.P. Morgan Chase &
      Co.@                   174,000       6,107,400
    Wells Fargo & Co.@       120,000       6,138,000
                                        ------------
                                          23,058,949
                                        ------------

  FINANCIAL SERVICES -- 6.4%
    Citigroup, Inc.          140,000       6,062,000
    Goldman Sachs Group,
      Inc.                     8,900         706,625
    Lehman Brothers
      Holdings, Inc.          81,100       4,784,900
    Merrill Lynch & Co.,
      Inc.@                   62,700       2,629,638
    Morgan Stanley Dean
      Witter & Co.            29,100       1,388,652
    Stilwell Financial,
      Inc.                   200,000       4,272,000
                                        ------------
                                          19,843,815
                                        ------------

  FOOD -- 3.3%
    Heinz, (H.J.) Co.@        92,900       3,900,871
    Kellogg Co.              111,700       4,012,264
    Tasty Baking Co.         140,000       2,363,200
                                        ------------
                                          10,276,335
                                        ------------

  INSURANCE -- 5.1%
    Allmerica Financial
      Corp.                  125,000       6,238,750
    John Hancock
      Financial
      Services, Inc.         110,000       4,246,000
    Travelers Property
      Casualty Corp.*@       274,600       5,104,814
                                        ------------
                                          15,589,564
                                        ------------

  MACHINERY & EQUIPMENT -- 1.5%
    Illinois Tool Works,
      Inc.@                   64,100       4,621,610
                                        ------------

  METALS & MINING -- 1.8%
    Alcoa, Inc.@             118,000       4,015,540
    Phelps Dodge Corp.@       43,100       1,542,980
                                        ------------
                                           5,558,520
                                        ------------

  OIL & GAS -- 8.5%
    Apache Corp.              82,940       4,837,890
    BP PLC [ADR]              80,000       4,064,000
    Exxon Mobil Corp.        170,000       6,828,900
    Royal Dutch
      Petroleum Co. NY
      Reg.                    71,600       3,741,816

ASMT INVESCO EQUITY INCOME PORTFOLIO

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    Schlumberger Ltd.         50,000    $  2,737,500
    Unocal Corp.             110,000       4,090,900
                                        ------------
                                          26,301,006
                                        ------------
  PAPER & FOREST PRODUCTS -- 3.3%
    Bowater, Inc.             85,000       4,052,800
    International Paper
      Co.@                    66,900       2,771,667
    Temple-Inland, Inc.@      64,000       3,388,160
                                        ------------
                                          10,212,627
                                        ------------
  PHARMACEUTICALS -- 6.1%
    Pfizer, Inc.             122,500       4,452,875
    Pharmacia Corp.          102,300       4,217,829
    Schering-Plough
      Corp.                  125,000       3,412,500
    Wyeth                    120,000       6,840,000
                                        ------------
                                          18,923,204
                                        ------------

  PRINTING & PUBLISHING -- 1.6%
    McGraw-Hill Co.,
      Inc.                    75,000       4,799,250
                                        ------------

  RAILROADS -- 1.3%
    Kansas City Southern
      Industries, Inc.*       50,000         800,000
    Norfolk Southern
      Corp.@                 151,000       3,235,930
                                        ------------
                                           4,035,930
                                        ------------

  RETAIL & MERCHANDISING -- 3.2%
    Target Corp.             136,000       5,936,400
    Wal-Mart Stores,
      Inc.                    70,000       3,910,200
                                        ------------
                                           9,846,600
                                        ------------

  SEMICONDUCTORS -- 3.7%
    Intel Corp.              175,900       5,032,499
    Maxim Integrated
      Products, Inc.*         50,000       2,490,000
    Texas Instruments,
      Inc.                   122,000       3,773,460
                                        ------------
                                          11,295,959
                                        ------------

  TELECOMMUNICATIONS -- 4.8%
    AT&T Corp.                89,700       1,176,864
    BellSouth Corp.          100,000       3,035,000
    EchoStar
      Communications
      Corp. Cl-A*@            30,000         816,000
    Nokia Corp. Cl-A
      [ADR]@                 189,300       3,078,018
    Qwest Communications
      International,
      Inc.                   217,959       1,096,334
    SBC Communications,
      Inc.                    97,272       3,021,268
    Verizon
      Communications,
      Inc.                    65,700       2,635,227
                                        ------------
                                          14,858,711
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------

  UTILITIES -- 1.8%
    Dominion Resources,
      Inc.@                   57,600    $  3,825,792
    FPL Group, Inc.@          28,500       1,809,465
                                        ------------
                                           5,635,257
                                        ------------

TOTAL COMMON STOCK
  (Cost $245,594,515)                    245,698,110
                                        ------------
                                 PAR
                               (000)
                               -----
CORPORATE OBLIGATIONS -- 9.3%
  BROADCASTING -- 0.8%
    Chancellor Media
      Corp. Cl-B
      8.125%, 12/15/07    $    1,300       1,345,500
    Chancellor Media
      Corp. L.A. Cl-B
      8.75%, 06/15/07            250         262,188
    Fox Family
      Worldwide, Inc.
      10.25%, 11/01/07
         [STEP]                1,000         963,687
                                        ------------
                                           2,571,375
                                        ------------

  FINANCIAL SERVICES -- 2.0%
    Auburn Hills Trust
      Co.
      12.00%, 05/01/20         1,750       2,470,584
    Ford Motor Credit
      Co.
      7.25%, 10/25/11@         1,025       1,022,893
    Resolution Funding
      Corp.
      6.067%, 04/15/09
         [ZCB]                 4,000       2,775,007
                                        ------------
                                           6,268,484
                                        ------------

  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%, 12/15/09@           250         240,256
                                        ------------

  PAPER & FOREST PRODUCTS -- 0.2%
    Chesapeake Corp.
      7.20%, 03/15/05            500         477,500
                                        ------------

  TELECOMMUNICATIONS -- 1.7%
    Allegiance Telecom,
      Inc. Cl-B
      12.793%, 02/15/08
         [STEP]@               1,194         229,845
    ESAT Telecom Group
      PLC
      11.875%, 12/01/08          750         857,076
    GTE Corp.
      7.90%, 02/01/27            506         499,574
    MetroNet
      Communications
      Corp.
      8.691%, 06/15/08
         [STEP]                4,250         595,000

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    Nextel
      Communications,
      Inc.
      9.50%, 02/01/11     $      400    $    275,000
    Renaissance Media
      Group
      9.587%, 04/15/08
         [STEP]                  598         487,370
    Rogers Cantel, Inc.
      9.75%, 06/01/16            825         746,624
    Sprint Corp.
      7.625%, 01/30/11           675         636,512
    Teleglobe, Inc.
      7.70%, 07/20/29          1,000          95,000
    U.S. West
      Communications
      Corp.
      5.65%, 11/01/04            650         581,679
    VoiceStream Wireless
      Co.
      10.375%, 11/15/09          325         358,313
                                        ------------
                                           5,361,993
                                        ------------

  UTILITIES -- 4.5%
    Appalachian Power
      Co.
      8.00%, 06/01/25            500         495,038
    Arizona Public
      Service Co.
      8.00%, 02/01/25e         1,000       1,012,961
    Cleveland Electric
      Illuminating Co.
      Cl-D
      7.88%, 11/01/17            500         516,027
    Commonwealth Edison
      Co.
      8.00%, 05/15/08            400         446,218
      8.50%, 07/15/22            250         265,672
      8.375%, 02/15/23           828         884,796
    Consumers Energy Co.
      7.375%, 09/15/23           500         475,945
    Duquesne Light Co.
      7.55%, 06/15/25          1,000         977,094
    Gulf Power Co.
      6.875%, 01/01/26           500         483,635
    Indiana Michigan
      Power Co.
      8.50%, 12/15/22          1,000       1,024,856
    Jersey Central Power
      & Light Co.
      7.98%, 02/16/23            500         504,078

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------
    Metropolitan Edison
      Co. Cl-B
      8.15%, 01/30/23     $       75    $     74,872
    New York State
      Electric & Gas
      Corp.
      8.30%, 12/15/22            200         204,099
    Niagara Mohawk Power
      Corp.
      8.50%, 07/01/23            300         306,027
    Potomac Edison Co.
      7.75%, 05/01/25            650         662,150
    Potomac Electric
      Power Co.
      8.50%, 05/15/27          1,000       1,052,175
    Public Service of
      New Mexico
      7.50%, 08/01/18            460         448,874
    Public Service of
      New Mexico Cl-A
      7.10%, 08/01/05          1,000       1,040,698
    TXU Corp.
      7.875%, 04/01/24           500         517,847
      8.50%, 08/01/24            500         525,392
    Union Electric Co.
      8.75%, 12/01/21            750         798,557
      8.25%, 10/15/22          1,000       1,045,817
                                        ------------
                                          13,762,828
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $33,903,824)                      28,682,436
                                        ------------

U.S. TREASURY OBLIGATIONS -- 7.6%
    U.S. Treasury Notes
      6.625%, 05/31/02         1,250       1,255,470
      5.875%, 11/15/04@        3,000       3,166,407
      5.75%, 11/15/05-
         08/15/10             13,250      13,899,591
      5.625%, 05/15/08         4,750       4,971,360
                                        ------------
  (Cost $22,697,558)                      23,292,828
                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
    Federal Home Loan
      Mortgage Corp.
      6.50%, 02/01/30
  (Cost $458,249)                491         497,459
                                        ------------

ASMT INVESCO EQUITY INCOME PORTFOLIO

-------------------------------------------------------
                                  SHARES          VALUE
-------------------------------------------------------
PREFERRED STOCK -- 0.0%
  TELECOMMUNICATIONS
    Global Crossing
      Holdings Ltd. 10.50%
      [PIK]*@
  (Cost $502,500)                  5,263  $          53
                                          -------------
SHORT-TERM INVESTMENTS -- 3.1%
  REGULATED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund                4,747,024      4,747,024
    Temporary Investment
      Fund                     4,747,024      4,747,024
                                          -------------
  (Cost $9,494,048)                           9,494,048
                                          -------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $312,650,694)                       307,664,934
OTHER ASSETS LESS
  LIABILITIES -- 0.2%                           742,247
                                          -------------
NET ASSETS -- 100.0%                      $ 308,407,181
                                          =============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.2%
    Federal Home Loan Bank   $    7,200   $  7,159,061
                                          ------------
      1.90%, 08/28/02
    Federal Home Loan Mortgage Corp.
      1.82%, 07/11/02             3,300      3,287,988
      2.06%, 09/13/02             5,500      5,463,497
      5.50%, 09/15/11             4,000      3,944,340
      6.50%, 12/15/23               257        261,721
      7.00%, 02/15/27             4,303      4,514,666
      7.50%, 07/15/30             2,800      2,974,990
      7.811%, 07/01/30 [VR]         186        194,767
      8.50%, 08/01/24-
         12/01/25                   382        414,518
                                          ------------
                                            21,056,487
                                          ------------

    Federal Housing Authority
      6.68%, 01/01/09               707        694,304
                                          ------------
    Federal National Mortgage Assoc.
      1.75%, 05/08/02 #             330        329,887
      4.66%, 09/01/40 [VR]        3,160      3,213,417
      4.787%, 05/01/36 [VR]      13,295     13,553,987
      4.879%, 01/01/28 [VR]         160        162,875
      5.50%, 01/01/17-
         05/16/17                 5,979      5,940,689
      5.937%, 11/28/11            4,481      4,380,468
      6.00%, 03/01/16-
         06/18/17                35,380     35,825,066
                                          ------------
                                            63,406,389
                                          ------------

    Government National Mortgage Assoc.
      5.50%, 05/20/30 [VR]        1,937      1,969,654
      6.00%, 07/15/29-
         08/15/31                22,521     22,292,118
      6.50%, 05/21/31-
         12/15/31 [TBA]          82,537     83,595,857
      6.75%, 10/16/40             4,987      4,881,393
      6.875%, 02/04/40            4,948      5,014,956
      7.00%, 07/15/31-
         09/15/31                    16         16,912
                                          ------------
                                           117,770,890
                                          ------------

    Student Loan Marketing Assoc.
      2.22%, 07/25/04 [FRN]          22         21,782
                                          ------------
  (Cost $208,429,852)                      210,108,913
                                          ------------

CORPORATE OBLIGATIONS -- 41.7%
  AIRLINES -- 0.5%
    American Airlines, Inc.
      6.978%, 04/01/11 144A         898        918,031
    Continental Airlines,
      Inc.
      6.954%, 02/02/11            1,412      1,253,210
                                          ------------
                                             2,171,241
                                          ------------

                                    PAR
                                  (000)          VALUE
------------------------------------------------------
------------------------------------------------------
  AUTOMOBILE MANUFACTURERS -- 2.7%
    DaimlerChrysler Corp.
      6.59%, 06/18/02        $    2,900   $  2,914,564
      2.18%, 08/23/02 [FRN]         700        699,565
      2.64%, 12/16/02 [FRN]       1,200      1,201,993
      2.36%, 08/01/03 [FRN]       1,300      1,295,912
      2.70%, 08/02/04 [FRN]         200        198,184
      2.341%, 08/16/04
      [FRN]                       5,000      4,934,589
    DaimlerChrysler NA
      Holding Corp.
      7.30%, 01/15/12             1,300      1,350,547
    Ford Motor Co.
      7.45%, 07/16/31               100         94,479
                                          ------------
                                            12,689,833
                                          ------------
  BUSINESS SERVICES -- 0.2%
    Trinom Ltd.
      5.895%, 06/18/04 144A
      [FRN]                       1,000      1,008,440
                                          ------------
  CONGLOMERATES -- 0.2%
    Philip Morris
      Companies, Inc.
      7.625%, 05/15/02            1,000      1,001,647
                                          ------------
  ENTERTAINMENT & LEISURE -- 4.6%
    AOL Time Warner, Inc.
      7.625%, 04/15/31            4,600      4,305,614
      7.70%, 05/01/32             4,400      4,128,375
    Walt Disney Co.
      6.375%, 03/01/12           10,000      9,907,750
      7.00%, 03/01/32             3,000      2,957,679
                                          ------------
                                            21,299,418
                                          ------------
  FINANCIAL -- BANK & TRUST -- 2.9%
    Bank of America Corp.
      2.12%, 08/26/05 [FRN]       4,000      4,002,147
    Bank One Corp.
      5.90%, 11/15/11               900        881,517
    Credit Suisse FB USA,
      Inc.
      6.50%, 01/15/12               800        793,296
    First Union Corp.
      2.251%, 03/31/05
      [FRN]                       1,400      1,404,371
    Inter-American
      Development Bank
      5.375%, 01/18/06            2,200      2,256,298
    Popular North America,
      Inc. CL-D
      6.625%, 01/15/04            3,000      3,099,546
    Wachovia Corp.
      4.95%, 11/01/06             1,100      1,091,232
                                          ------------
                                            13,528,407
                                          ------------

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
FINANCIAL SERVICES -- 10.2%
    Banco Nacional de
      Comercio Exterior
      7.25%, 02/02/04        $    4,500   $  4,736,250
    Bear Stearns Co., Inc.
      2.39%, 12/01/03 [FRN]       2,400      2,403,094
      2.259%, 12/25/31
      [FRN]                       1,000      1,000,511
    CIT Group, Inc.
      2.463%, 04/07/03
      [FRN]                       3,200      3,140,960
    Citigroup, Inc.
      6.00%, 02/21/12               900        891,182
    Ford Motor Credit Co.
      2.017%, 02/13/03
      [FRN]                       7,198      7,138,299
      2.351%, 06/02/03
      [FRN]                       2,300      2,273,417
      2.20%, 06/20/03 [FRN]         600        592,958
      6.70%, 07/16/04 [FRN]       2,000      2,046,940
    Gemstone Investor Ltd.
      7.71%, 10/31/04 144A          900        908,164
    General Motors
      Acceptance Corp.
      2.224%, 07/21/03
      [FRN]                       2,700      2,679,429
      2.54%, 08/04/03 [FRN]         800        794,268
      2.669%, 01/20/04
      [FRN]                       2,800      2,787,453
      2.68%, 05/04/04 [FRN]       6,600      6,571,698
      2.60%, 05/10/04 [FRN]       1,100      1,093,057
      2.299%, 07/21/04
      [FRN]                         400        394,270
      8.00%, 11/01/31             3,100      3,259,399
    Household Finance Corp.
      2.506%, 05/28/04
      [FRN]                       1,300      1,290,154
    Lehman Brothers
      Holdings, Inc.
      2.381%, 09/03/02
      [FRN]                       1,800      1,799,973
    Morgan Stanley Co.
      [TRCRS]
      7.187%, 09/15/11 144A
      [FRN]                         595        598,422
    Morgan Stanley Dean
      Witter & Co.
      2.188%, 03/11/03
      [FRN]                       1,000      1,001,043
                                          ------------
                                            47,400,941
                                          ------------

                                    PAR
                                  (000)          VALUE
------------------------------------------------------
------------------------------------------------------
  FOOD -- 0.2%
    Kroger Co.
      2.771%, 08/16/12
      [FRN]                  $      900   $    900,285
                                          ------------
  HEALTHCARE SERVICES -- 0.9%
    Columbia HCA Healthcare
      Corp.
      6.63%, 07/15/45             4,275      4,290,497
                                          ------------
  OIL & GAS -- 1.4%
    El Paso Corp.
      7.75%, 01/15/32             5,700      5,710,722
    Kerr McGee Corp.
      2.797%, 06/28/04 144A
      [FRN]                         700        699,596
                                          ------------
                                             6,410,318
                                          ------------
  PAPER & FOREST PRODUCTS -- 0.7%
    International Paper Co.
      3.16%, 06/20/04 144A
      [FRN]                       3,300      3,283,500
                                          ------------
  TELECOMMUNICATIONS -- 12.3%
    AT&T Corp.
      3.72%, 04/18/03 144A
      [FRN]                       5,500      5,500,000
    AT&T Wireless Services,
      Inc.
      7.875%, 03/01/11            3,700      3,621,893
    British Telecom PLC
      3.165%, 12/15/03
      [FRN]                       4,000      4,008,796
      8.125%, 12/15/10              400        438,804
    France Telecom
      3.75%, 03/14/03             9,498      9,526,304
      7.75%, 03/01/11               300        305,331
    Qwest Capital Funding
      Corp.
      7.25%, 02/15/11               700        508,690
    Sprint Capital Corp.
      7.625%, 06/10/02           20,065     20,056,051
      8.375%, 03/15/12 144A         500        493,080
      8.75%, 03/15/32 144A        8,900      8,510,447
    Verizon Pennsylvania
      5.65%, 11/15/11             4,500      4,093,182
                                          ------------
                                            57,062,578
                                          ------------
  UTILITIES -- 4.9%
    DTE Energy Co.
      7.11%, 11/15/03 144A
      [FRN]                       3,000      3,045,897
    Entergy Gulf Corp.
      3.211%, 09/01/04 144A
      [FRN]                       5,500      5,507,227
    National Rural
      Utilities
      4.00%, 04/26/04 [FRN]         900        899,118
    Pacific Gas & Electric
      Co.
      7.575%, 10/31/49 144A
      [FRN]                       2,400      2,544,000

                                                   AMERICAN SKANDIA MASTER TRUST

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
    South Point Energy
      8.40%, 05/30/12 144A   $    5,000   $  4,525,000
    Texas Utilities Co.
      2.60%, 06/15/03 144A
      [FRN]                       6,000      6,009,114
                                          ------------
                                            22,530,356
                                          ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $195,431,258)                      193,577,461
                                          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.2%
    Bear Stearns Adjustable
      Rate Mortgage Trust
      Series 2001-10 Cl-6A
      6.125%, 12/25/31 [VR]       1,101      1,099,381
    Bear Stearns Adjustable
      Rate Mortgage Trust
      Series 2001-8 Cl-VIA
      6.709%, 11/25/31 [VR]       1,900      1,908,883
    Bear Stearns Mortgage
      Trust Series 2000-1
      Cl-A1
      7.403%, 12/25/30 [VR]         134        135,643
    Chase Mortgage Finance
      Corp. Series 1999-S8
      Cl-A1
      6.35%, 06/25/29             2,695      2,765,086
    Countrywide Home Loans
      Corp. Series 1998-18
      Cl-2A3
      6.75%, 11/25/28             1,000      1,008,093
    Countrywide Home Loans
      Corp. Series 2000-8
      Cl-A1
      7.75%, 11/30/30                16         15,723
    CS First Boston
      Mortgage Securities
      Corp. Series 2001-S18
      Cl-A2
      2.20%, 08/25/31 [FRN]       3,830      3,819,141
    E-Trade Bank Trust
      Series 2001-01 Cl-A1
      7.218%, 08/31/31 [VR]       3,100      3,099,112
    First Horizon Asset
      Securities, Inc.
      Series 2001-7 Cl-A1
      6.75%, 02/25/31             1,118      1,139,549
    GE Capital Mortgage
      Services, Inc. Series
      1999-11 Cl-A2
      6.00%, 05/25/29             1,603      1,608,758

                                    PAR
                                  (000)          VALUE
------------------------------------------------------
------------------------------------------------------
    General Motors
      Acceptance Corp.
      Series 2001-WT Cl-A2
      2.091%, 09/15/15
      [VR]144A               $    3,000   $  2,700,000
    Morgan Stanley Capital
      I Trust Series
      1997-HF1 Cl-A1
      6.86%, 05/15/06 144A          852        885,160
    Morgan Stanley Dean
      Witter Capital I
      Series 2001-SGMA CL-A
      2.16%, 07/11/11 144A
      [FRN]                       2,472      2,454,795
    Norwest Asset
      Securities Corp.
      Series 1999-18 Cl-A2
      6.00%, 07/25/29             5,200      5,343,442
    Norwest Asset
      Securities Corp.
      Series 1999-25 Cl-A4
      6.50%, 10/25/29             1,945      1,952,149
    PNC Mortgage Securities
      Corp. Series 1998-10
      Cl-1A6
      6.50%, 10/25/28             2,000      2,001,467
    Regal Trust IV Series
      1999-1 Cl-A
      4.574%, 09/29/31 144A
      [FRN]                       6,329      6,262,488
    Residential Asset
      Management Products,
      Inc. Series 2000-RZ2
      Cl-A4
      7.61%, 11/22/30             3,561      3,647,835
    Small Business
      Administration
      Participation
      Certificate Series
      2001-20A Cl-1
      6.29%, 01/01/21             1,331      1,362,570
    Small Business
      Investment Companies
      Series 2000-P10B Cl-1
      7.449%, 08/01/10              584        636,022
    Small Business
      Investment Companies
      Series 2001-P10B Cl-1
      6.344%, 08/01/11            4,361      4,464,669
    Structured Asset
      Securities Corp.
      Series 2001-15A
      Cl-2A1
      6.50%, 09/28/31             1,084      1,098,365
    Structured Asset
      Securities Corp.
      Series 2002-1A Cl-A1
      6.32%, 02/25/32             1,696      1,706,898

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
    Torrens Trust Series
      2000-1GA Cl-A
      2.16%, 07/15/31 144A
      [FRN]                  $    1,229   $  1,230,150
    United Mortgage
      Securities Corp.
      Series 1993-1 Cl-AA
      6.687%, 09/25/33 [VR]         740        752,851
    United Mortgage
      Securities Corp.
      Series 1994-1 Cl-A2
      6.141%, 06/25/32 [VR]       2,321      2,367,508
    Vendee Mortgage Trust
      Series 1994-3A Class
      1-ZB
      6.50%, 09/15/24            15,632     15,203,244
    Wells Fargo Mortgage
      Backed Securities
      Trust Series 2001-25
      Cl-IIA
      6.577%, 10/25/31 [VR]       2,084      2,092,055
    Wells Fargo Mortgage
      Backed Securities
      Trust Series 2001-25
      Cl-IVA
      6.707%, 10/25/31 [VR]       2,634      2,646,848
                                          ------------
  (Cost $75,189,717)                        75,407,885
                                          ------------

ASSET BACKED SECURITIES -- 5.3%
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-1 Cl-A
      2.18%, 06/15/30 [FRN]       1,077      1,078,736
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-2 Cl-A
      2.16%, 07/15/30 [FRN]         634        633,957
    Bayview Financial
      Acquisition Trust
      Series 2001-AA Cl-A
      2.25%, 04/25/31 144A
      [FRN]                         598        597,859
    Bayview Financial
      Acquisition Trust
      Series 2001-BA Cl-A
      2.13%, 07/25/31 144A
      [FRN]                         235        234,957
    Brazo Student Loan
      Finance Corp. Series
      1998-A Cl-A2
      2.71%, 06/01/23 [FRB]       5,000      5,005,870
    Centre RE/Greenwich
      Series 1999-Z Cl-1
      6.715%, 02/01/09 144A       2,862      2,904,786

                                    PAR
                                  (000)          VALUE
------------------------------------------------------
------------------------------------------------------
    Conseco Finance Trust
      Series 2000-C Cl-A
      2.23%, 12/15/29 [FRN]  $    1,595   $  1,600,368
    Conseco Private Label
      Master Trust Series
      2001-A Cl-A
      2.14%, 12/15/08 [FRN]       1,700      1,704,573
    IMC Home Equity Loan
      Trust Series 1998-4
      Cl-A
      2.017%, 08/20/29
      [FRN]                       1,757      1,751,868
    National Premier
      Financial Services
      XII, Inc. Series
      2001-2A Cl-A
      2.38%, 06/01/04 144A
      [FRB]                       3,500      3,500,000
    Premium Asset Trust
      Series 2000-10
      3.838%, 11/27/04 144A
      [VR]                          300        300,722
    Providian Gateway
      Master Trust Series
      2000-B Cl-A
      2.14%, 03/16/09 144A
      [FRN]                       2,000      1,958,438
    U.S. Restaurant
      Properties Funding
      Series 2001-A Cl-A1
      2.33%, 08/26/08 144A
      [VR]                        3,388      3,388,188
                                          ------------
  (Cost $24,521,678)                        24,660,322
                                          ------------

SOVEREIGN ISSUES -- 3.5%
  BRAZIL -- 1.5%
    Republic of Brazil
      3.063%, 04/15/06
      [BRB, FRN]                    704        626,560
      11.00%, 01/11/12            2,500      2,181,250
      8.00%, 04/15/14 [BRB,
      FRB]                        4,433      3,500,800
      12.25%, 03/06/30              500        433,750
                                          ------------
                                             6,742,360
                                          ------------
  MEXICO -- 1.7%
    United Mexican States
      8.75%, 05/30/02             3,000      4,430,050
      9.875%, 02/01/10              200        230,200
      7.50%, 01/14/12               700        711,725
      11.375%, 09/15/16             100        128,550
      8.30%, 08/15/31             2,400      2,456,400
                                          ------------
                                             7,956,925
                                          ------------
  PERU -- 0.1%
    Republic of Peru
      9.125%, 02/21/12 144A         600        580,500
                                          ------------

                                                   AMERICAN SKANDIA MASTER TRUST

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
SOUTH AFRICA -- 0.2%
    Republic of South
      Africa
      9.125%, 05/19/09       $      500   $    557,500
      7.375%, 04/25/12              600        597,900
                                          ------------
                                             1,155,400
                                          ------------

TOTAL SOVEREIGN ISSUES
  (Cost $16,650,989)                        16,435,185
                                          ------------

MUNICIPAL BONDS -- 1.9%
  GEORGIA -- 0.9%
    Georgia St. Series B
      5.00%, 05/01/16             4,100      4,228,986
                                          ------------
  TEXAS -- 1.0%
    Houston Water & Sewer
      System Revenue
      8.51%, 12/01/30 144A
      [VR]                        5,000      4,827,100
                                          ------------

TOTAL MUNICIPAL BONDS
  (Cost $8,843,603)                          9,056,086
                                          ------------

U.S. TREASURY OBLIGATIONS -- 0.3%
    U.S. Treasury
      Inflationary Bonds
      [TIPS]
      3.625%, 07/15/02#             400        450,880
      3.375%, 01/15/07#             700        814,912
                                          ------------
  (Cost $1,233,962)                          1,265,792
                                          ------------
                              NUMBER OF
                              CONTRACTS
                              ---------
OPTIONS -- 0.0%
  PUT OPTIONS
    90 Day Eurodollar
      Futures, Strike Price
      94.25, Expires
      06/17/02*                   4,000          2,500
    Eurodollar Futures,
      Strike Price 92.50,
      Expires 06/17/02*           2,050          1,281
    Eurodollar Futures,
      Strike Price 92.75,
      Expires 06/17/02*           8,000         10,000
                                          ------------
  (Cost $28,826)                                13,781
                                          ------------

                                 SHARES
                                 ------
SHORT-TERM INVESTMENTS -- 5.8%
  REGULATED INVESTMENT COMPANIES -- 0.1%
    Temporary Investment
      Cash Fund                 243,765        243,765
    Temporary Investment
      Fund                      243,765        243,765
                                          ------------
                                               487,530
                                          ------------

                                    PAR
                                  (000)          VALUE
------------------------------------------------------
------------------------------------------------------
                                 SHARES
                                 ------
COMMERCIAL PAPER -- 5.1%
    National Australia
      Funding
      1.75%, 05/16/02        $    1,300   $  1,299,052
    PB Finance
      1.80%, 05/28/02               600        599,190
    Pfizer, Inc.
      1.77%, 05/30/02 ++          2,000      1,997,148
    UBS Finance
      1.76%, 05/02/02            19,600     19,599,042
                                          ------------
  (Cost $23,494,432)                        23,494,432
                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
    Federal Home Loan Bank
      1.745%, 05/08/02#             430        429,847
                                          ------------
  U.S. TREASURY OBLIGATIONS -- 0.5%
    U.S. Treasury Bills
      1.69%, 05/02/02#               40         39,998
      1.694%, 05/02/02#              10         10,000
      1.70%, 05/02/02#              100         99,995
      1.708%, 05/02/02#              50         49,998
      1.725%, 05/02/02#              45         44,998
      1.73%, 05/02/02#              100         99,995
      1.73%, 05/02/02#               30         29,999
      1.732%, 05/02/02#             100         99,995
      1.735%, 05/02/02#              25         24,999
      1.735%, 05/02/02#              30         29,999
      1.74%, 05/02/02#              100         99,995
      1.74%, 05/02/02#              150        149,993
      1.745%, 05/02/02#              15         14,999
      1.745%, 05/02/02#             100         99,995
      1.75%, 05/02/02#               35         34,998
      1.755%, 05/02/02#             350        349,982
      1.755%, 05/02/02#             150        149,993
      1.76%, 05/02/02#              270        269,986
      1.76%, 05/02/02#               45         44,998
      1.745%, 08/15/02               60         59,689
      1.745%, 08/15/02              340        338,236
                                          ------------
  (Cost $3,060,260)                          2,142,840
                                          ------------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $26,554,692)                        26,554,649
                                          ------------
TOTAL INVESTMENTS -- 112.3%
  (Cost $556,884,577)                      521,631,724
                                          ------------

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

------------------------------------------------------
                              NUMBER OF
                              CONTRACTS          VALUE
------------------------------------------------------
WRITTEN OPTIONS -- (0.3)%
  CALL OPTIONS -- (0.1)%
    Swap 3-Month LIBOR &
      Fixed 5.2%, Strike
      Price 5.2%, Expires
      11/02/04*                     800   $   (103,400)
    Swap 3-Month LIBOR &
      Fixed 5.5%, Strike
      Price 5.5%, Expires
      01/07/05*                   1,160       (209,612)
    Swap 3-Month LIBOR &
      Fixed 6% , Strike
      Price 6%, Expires
      10/19/04*                     240        (68,856)
                                          ------------
                                               381,868
                                          ------------
  PUT OPTIONS -- (0.2)%
    90-Day Eurodollar
      Futures, Strike Price
      95.75, Expires
      06/17/02*                   7,770         (4,856)
    Eurodollar Futures,
      Strike Price 96,
      Expires 06/17/02*           2,260         (1,413)
    Eurodollar Futures,
      Strike Price 96,
      Expires 12/16/02*             550        (11,687)
    Eurodollar Futures,
      Strike Price 96.5
      Expires 09/16/02*             400         (1,750)
    Eurodollar Futures,
      Strike Price 96.50,
      Expires 12/16/02*           4,510       (211,406)
    Eurodollar Futures,
      Strike Price 96.75 ,
      Expires 09/16/02*             420         (3,412)
    Eurodollar Futures,
      Strike Price 97,
      Expires 06/17/02*            (400)          (251)
    Eurodollar Futures,
      Strike Price 97.25,
      Expires 09/16/02*          (1,180)       (36,875)
    Swap 3-Month LIBOR &
      Fixed 6%, Strike
      Price 6%, Expires
      10/19/04*                    (240)      (114,422)
    Swap 3-Month LIBOR &
      Fixed 6.7%, Strike
      Price 6.7%, Expires
      11/02/04*                    (800)      (256,728)
    Swap 3-Month LIBOR &
      Fixed 7.0%, Strike
      Price 7.0%, Expires
      01/07/05*                  (1,160)      (324,754)
    U.S. T-Note Futures,
      Strike Price 100,
      Expires 05/25/02*          (3,270)        (5,109)

                              NUMBER OF
                              CONTRACTS          VALUE
------------------------------------------------------
------------------------------------------------------
                              NUMBER OF
    U.S. T-Note Futures,
      Strike Price 107,
      Expires 05/25/02*          (1,250)  $    (31,250)
                                          ------------
                                            (1,003,913)
                                          ------------
TOTAL WRITTEN OPTIONS
  (Cost $(2,762,541))                       (1,385,781)
                                          ------------
                                    PAR
                                  (000)
                                  -----
SALE COMMITMENT -- (7.6)%
  Government National Mortgage Assoc.
      6.50%, 05/21/32 [TBA]
  (Cost $(35,326,680))       $   (3,500)   (35,448,350)
                                          ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (12.0%)                  (55,798,238)
                                          ------------
NET ASSETS -- 100.0%                      $464,447,705
                                          ============

Foreign currency exchange contracts outstanding at April 30, 2002:

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE       RECEIVE           FOR        AT VALUE    APPRECIATION
-----------------------------------------------------------------------------
07/02        Buy    EUR   1,101,000   $  967,889    $  987,586     $19,697
07/02        Buy    JPY 297,923,000    2,279,001     2,327,159      48,158
                                      ----------    ----------     -------
                                      $3,246,890    $3,314,745     $67,855
                                      ==========    ==========     =======

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE       DELIVER           FOR        AT VALUE    DEPRECIATION
-----------------------------------------------------------------------------
05/02        Sell     GBP 3,282,000   $4,671,388    $4,774,582     $103,194
07/02        Sell   JPY 300,782,000    2,278,634     2,349,492       70,858
                                      ----------    ----------     --------
                                      $6,950,022    $7,124,074     $174,052
                                      ==========    ==========     ========

-------------------------------------------------------
# Securities with an aggregate market value of $3,770,443 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2002:

                                              NOTIONAL     UNREALIZED
                            EXPIRATION         AMOUNT    APPRECIATION/
       DESCRIPTION            MONTH            (000)     (DEPRECIATION)
-----------------------------------------------------------------------
Short U.S. Treasury 5 Year
 Note                         06/02           $(7,800)    $  (145,327)
Short U.S. Treasury 10
 Year Note                    06/02           (24,600)       (355,642)
U.S. Treasury 30 Year Bond    06/02            12,800         254,320
Municipal Bond                06/02               400          10,250
Euro Dollar                   09/02      EUR    2,750          12,925
Euro Dollar                   03/03      EUR    4,000          26,600
Euro Dollar                   06/03      EUR    4,000          21,000
Euro Dollar                   09/03      EUR    4,000          16,400
10 Year Euro Bund             06/02      EUR   18,300          (7,415)
Euro-Bobl                     06/02      EUR    6,200         130,780
                                                          -----------
                                                          $   (36,109)
                                                          ===========

                                                   AMERICAN SKANDIA MASTER TRUST

Interest rate swap agreements outstanding at April 30, 2002:

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
      DESCRIPTION           MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            03/17      EUR     500        ($ 1,124)
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            03/17      EUR   3,900         (12,322)
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            03/32      EUR   1,500           3,794
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+                    03/17      GBP     700           2,288
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+                    03/17      GBP     300           1,211
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+                    03/17      GBP   1,700          15,320


                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
      DESCRIPTION           MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+                    03/32      GBP     900         (36,496)
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the three
 month LIBOR-BBA
 floating rate.+            12/03             $400           2,184
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the three
 month LIBOR-BBA
 floating rate.+            06/07            9,400          31,871
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the three
 month LIBOR-BBA
 floating rate.+            06/07           15,100         556,364
                                                          --------
                                                          $563,090
                                                          ========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.
++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, securities amounted to 4.30% of the net assets.

See Notes to Financial Statements.

ASMT MONEY MARKET PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
CERTIFICATES OF DEPOSIT -- 20.6%
    American Express
      Centurion Bank
      1.879%, 10/02/02
      [FRN]!                 $ 5,000    $  5,000,000
    Banque Nationale de
      Paris
      4.18%, 06/28/02          5,000       5,018,409
    Bayerische Hypo-
      Vereinsbank
      1.793%, 06/28/02
      [FRN]!                   5,000       4,999,742
    Canadian Imperial Bank
      1.758%, 09/30/02
      [FRN]!                  23,000      22,995,683
    Commerzbank
      1.894%, 10/29/02
      [FRN]!                  10,000       9,999,754
    Deutsche Zentral Bank
      1.865%, 07/31/02        20,000      20,000,250
    Natexis Banques
      Populaires
      1.91%, 07/08/02         15,000      15,000,000
                                        ------------
  (Cost $83,013,838)                      83,013,838
                                        ------------
TIME DEPOSIT -- 17.9%
    Banque Bruxelles
      Lambert
      1.84%, 07/30/02         14,000      14,000,000
    Danske Corp.
      1.844%, 05/01/02        16,100      16,100,000
    Fortis Funding LLC
      1.92%, 05/01/02         10,000      10,000,000
    Halifax PLC
      1.83%, 05/01/02         16,000      16,000,000
    SouthTrust Bank
      1.82%, 05/01/02         16,000      16,000,000
                                        ------------
  (Cost $72,100,000)                      72,100,000
                                        ------------
CORPORATE OBLIGATIONS -- 8.6%
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    General Electric
      Capital Corp.
      3.815%, 11/18/02         5,000       5,023,500
                                        ------------
  FINANCIAL SERVICES -- 7.4%
    Bank One Corp.
      2.13%, 02/18/03
      [FRN]!                  11,000      11,022,671
    Bear Stearns Co., Inc.
      2.365%, 10/11/02
      [FRN]!                  10,000      10,016,845
    General Electric
      Capital Corp.
      5.35%, 11/18/02          7,500       7,622,919
    Lehman Brothers
      Holdings, Inc.
      2.78%, 07/15/02
      [FRN]!                   1,000       1,001,262
                                        ------------
                                          29,663,697
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $34,687,197)                      34,687,197
                                        ------------

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
    Federal Home Loan Mortgage Corp.
      2.415%, 11/01/02       $ 5,000    $  4,998,639
      5.50%, 11/15/02         20,000      20,030,137
                                        ------------
  (Cost $25,028,776)                      25,028,776
                                        ------------

BANK LOAN OBLIGATIONS -- 6.2%
    Bear Stearns Co., Inc.
      2.03%, 04/03/02          5,000       5,000,000
    Goldman Sachs Group,
      Inc.
      2.036%, 01/03/03 144A   10,000      10,000,000
    Northern Rock PLC
      1.89%, 02/14/03         10,000      10,000,000
                                        ------------
  (Cost $25,000,000)                      25,000,000
                                        ------------

COMMERCIAL PAPER -- 43.7%
  AUTOMOBILE MANUFACTURERS -- 4.5%
    Volkswagen of America,
      Inc.
      1.78%, 05/17/02 ++      18,000      17,985,760
                                        ------------
  FINANCIAL -- BANK & TRUST -- 3.7%
    Commerzbank AG
      1.82%, 05/10/02          5,000       4,997,725
    J.P. Morgan Chase & Co.
      1.83%, 06/12/02         10,000       9,978,650
                                        ------------
                                          14,976,375
                                        ------------
  FINANCIAL SERVICES -- 31.8%
    Alcon Finance PLC
      1.84%, 05/02/02 ++       4,000       3,999,796
    Barclays Funding Corp.
      1.78%, 05/08/02         15,000      14,994,808
    Bayerische Hypo-
      Vereinsbank
      1.80%, 06/18/02         10,000       9,976,000
    Dexia Delaware LLC
      1.76%, 05/23/02         10,000       9,989,244
    Dresdner US Finance,
      Inc.
      1.79%, 05/06/02         15,000      14,996,271
    Fortis Funding LLC
      1.80%, 05/22/02 ++       5,000       4,994,750
    Nationwide Building
      Society
      1.83%, 05/16/02         15,000      14,988,563
    Northern Rock PLC
      2.00%, 10/25/02          5,000       4,950,833
    San Paolo
      2.12%, 10/09/02         13,500      13,372,005
    Stadshypotek Delaware,
      Inc.
      1.81%, 05/21/02 ++      20,000      19,979,889
    USA Capital Corp.
      1.89%, 08/15/02         16,115      16,025,320
                                        ------------
                                         128,267,479
                                        ------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
UTILITIES -- 3.7%
    Comision Fed de
      Electricidad
      1.85%, 05/29/02        $15,000    $ 14,978,417
                                        ------------

TOTAL COMMERCIAL PAPER
  (Cost $176,208,031)                    176,208,031
                                        ------------
                             SHARES
                             ------
REGULATED INVESTMENT COMPANIES -- 3.5%
    Temporary Investment
      Cash Fund              7,020,056     7,020,056
    Temporary Investment
      Fund                   7,020,056     7,020,056
                                        ------------
  (Cost $14,040,112)                      14,040,112
                                        ------------
TOTAL INVESTMENTS -- 106.7%
  (Cost $430,077,954)                    430,077,954
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (6.7%)                       (27,139,251)
                                        ------------
NET ASSETS -- 100.0%                    $402,938,703
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.
++ Security is restricted as to resale and may not be resold except to qualified institutional buyers.
   At the end of the current reporting period, securities amounted to 11.65% of the net assets.

ASMT MONEY MARKET PORTFOLIO

DEFINITION OF ABBREVIATIONS AND ANNOTATIONS
--------------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR    --   American Depositary Receipt
BRB    --   Brady Bond
FRB    --   Floating Rate Bond(1)
FRN    --   Floating Rate Note(1)
PIK    --   Payment in Kind Security
REIT   --   Real Estate Investment Trust
STEP   --   Stepped Coupon Bond(2)
TBA    --   To be Announced Security
TIPS   --   Treasury Inflation Protection Securities
TRCRS  --   Tracer Bond
VR     --   Variable Rate Bond(1)
ZCB    --   Zero Coupon Bond(2)
COUNTRIES/CURRENCIES:
AUD    --   Australia/Australian Dollar
CHF    --   Switzerland/Swiss Franc
EUR    --   Europe/Euro Dollar
GBP    --   United Kingdom/British Pound
JPY    --   Japan/Japanese Yen
SEK    --   Sweden/Swedish Krona

--------------------------------------------------------------------------------
(1) Rates shown for variable and floating rate securities are the coupon rates as of April 30, 2002.
(2) Rates shown are the effective yields at purchase date.

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:
Unless otherwise noted, all stocks are common stock.
* Non-income producing security.
+ Illiquid security.
! Maturity date reflects the next interest rate change date.
144A -- Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@ All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.
 166

                                                   AMERICAN SKANDIA MASTER TRUST

APRIL 30, 2002
(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                              ASMT                                          ASMT
                                            AMERICAN          ASMT           ASMT          PIMCO
                                             CENTURY         JANUS         INVESCO         TOTAL           ASMT
                                          INTERNATIONAL     CAPITAL         EQUITY         RETURN         MONEY
                                             GROWTH          GROWTH         INCOME          BOND          MARKET
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           -----------    ------------   ------------   ------------    -----------
                                           -----------    ------------   ------------   ------------    -----------
ASSETS:
  Investments in Securities at Value (A)   $74,766,389    $846,049,984   $307,664,934   $557,080,074   $430,077,954
  Collateral Received for Securities
    Lent                                            --      93,872,364     63,872,043             --             --
  Cash                                              --               1             --      5,418,756             --
  Foreign Currency (B)                         782,147              --             --      1,854,245             --
  Receivable For:
    Securities Sold                          1,614,166      36,321,498      1,801,326     65,230,348             --
    Dividends and Interest                     296,757         181,143      1,329,433      5,239,419      1,141,815
    Contributions by Feeder Fund             4,364,813         243,130        134,551      2,829,180        230,580
    Futures Variation Margin                        --              --             --          9,872             --
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                  3,555              --             --         67,855             --
  Unrealized Appreciation on Swap
    Agreements                                      --              --             --        613,031             --
  Deferred Organization Costs                      584         152,017         29,329            702         56,350
                                           -----------    ------------   ------------   ------------   ------------
      Total Assets                          81,828,411     976,820,137    374,831,616    638,343,482    431,506,699
                                           -----------    ------------   ------------   ------------   ------------
LIABILITIES:
  Cash Overdraft                               659,386              --        295,176             --         30,992
  Written Options Outstanding, at Value             --              --             --      1,385,781             --
  Sale Commitments, at Value                        --              --             --     35,448,350             --
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                    299              --             --        174,052             --
  Unrealized Depreciation on Swap
    Agreements                                      --              --             --         49,942             --
  Payable Upon Return of Securities Lent            --      93,872,364     63,872,043             --             --
  Payable to Investment Manager                100,890         855,612        198,284        293,027        210,890
  Payable For:
    Securities Purchased                     1,138,880      27,175,022      1,694,728    131,805,360     13,997,253
    Withdrawals by Feeder Funds                105,982       1,966,288        364,204      4,739,265     13,837,620
    Futures Variation Margin                        --              --             --             --             --
    Dividends Accrued                               --              --             --             --        491,241
    Accrued Expenses and Other
      Liabilities                              206,637          69,677             --             --             --
                                           -----------    ------------   ------------   ------------   ------------
      Total Liabilities                      2,212,074     123,938,963     66,424,435    173,895,777     28,567,996
                                           -----------    ------------   ------------   ------------   ------------
NET ASSETS                                 $79,616,337    $852,881,174   $308,407,181   $464,447,705   $402,938,703
                                           ===========    ============   ============   ============   ============
(A) Investments at Cost                    $67,952,794    $939,575,454   $312,650,694   $556,884,577   $430,077,954
                                           ===========    ============   ============   ============   ============
(B) Foreign Currency at Cost               $   782,961    $         --   $         --   $  1,784,917   $         --
                                           ===========    ============   ============   ============   ============
(C) Premiums Received for Written
  Options                                  $        --    $         --   $         --   $  2,762,541   $         --
                                           ===========    ============   ============   ============   ============
(D) Sale Commitments at Cost               $        --    $         --   $         --   $ 35,326,680   $         --
                                           ===========    ============   ============   ============   ============

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                ASMT                                          ASMT
                                              AMERICAN          ASMT           ASMT          PIMCO
                                               CENTURY          JANUS         INVESCO        TOTAL          ASMT
                                            INTERNATIONAL      CAPITAL        EQUITY         RETURN        MONEY
                                               GROWTH          GROWTH         INCOME          BOND         MARKET
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                            -------------   -------------   -----------   ------------   ----------
INVESTMENT INCOME:
  Interest                                  $     25,716    $   1,119,103   $ 2,284,676   $ 10,633,389   $4,631,185
  Dividends                                      969,774        3,854,849     2,182,123             --           --
  Security Lending                                    --          152,729        76,167             --           --
  Foreign Taxes Withheld                        (109,129)         (38,550)      (56,321)        (2,220)        (661)
                                            ------------    -------------   -----------   ------------   ----------
      Total Investment Income                    886,361        5,088,131     4,486,645     10,631,169    4,630,524
                                            ------------    -------------   -----------   ------------   ----------
EXPENSES:
  Advisory Fees                                  370,021        5,221,363     1,213,181      1,467,117    1,048,861
  Shareholder Servicing Fees                       5,942           16,972         5,940          5,922        8,270
  Administration and Accounting Fees               7,543           87,964        35,888         30,020       33,141
  Custodian Fees                                  76,529           53,732        14,847         49,516       29,844
  Audit and Legal Fees                             2,800           38,096        12,053         16,918       15,389
  Organization Costs                               2,581            2,581         2,576          2,576        2,572
  Trustees' Fees                                   1,458           18,134         6,289          8,896        7,599
  Miscellaneous Expenses                           8,852           15,838        12,617         15,859        8,903
                                            ------------    -------------   -----------   ------------   ----------
      Total Expenses                             475,726        5,454,680     1,303,391      1,596,824    1,154,579
                                            ------------    -------------   -----------   ------------   ----------
Net Investment Income (Loss)                     410,635         (366,549)    3,183,254      9,034,345    3,475,945
                                            ------------    -------------   -----------   ------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                (6,875,384)    (109,372,984)   (2,352,732)       836,988          (78)
    Futures Contracts                                 --               --            --       (604,064)          --
    Written Options Contracts                         --               --            --      1,340,611           --
    Swap Agreements                                   --               --            --      3,414,551           --
    Foreign Currency Transactions                (26,893)              --            --        851,934           --
                                            ------------    -------------   -----------   ------------   ----------
  Net Realized Gain (Loss)                    (6,902,277)    (109,372,984)   (2,352,732)     5,840,020          (78)
                                            ------------    -------------   -----------   ------------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                 8,414,370       32,308,475    10,059,822     (4,884,983)          --
    Futures Contracts                                 --               --            --     (2,870,747)          --
    Written Options Contracts                         --               --            --        512,509           --
    Swap Agreements                                   --               --            --     (4,789,769)          --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies            9,991               --            --       (128,856)          --
                                            ------------    -------------   -----------   ------------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation)                             8,424,361       32,308,475    10,059,822    (12,161,846)          --
                                            ------------    -------------   -----------   ------------   ----------
  Net Gain (Loss) on Investments               1,522,084      (77,064,509)    7,707,090     (6,321,826)         (78)
                                            ------------    -------------   -----------   ------------   ----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations               $  1,932,719    $ (77,431,058)  $10,890,344   $  2,712,519   $3,475,867
                                            ============    =============   ===========   ============   ==========

                                                   AMERICAN SKANDIA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       ASMT                                  ASMT
                                                                 AMERICAN CENTURY                            JANUS
                                                               INTERNATIONAL GROWTH                     CAPITAL GROWTH
                                                                     PORTFOLIO                             PORTFOLIO
                                                         ---------------------------------    -----------------------------------
                                                         SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                          APRIL 30, 2002      OCTOBER 31,      APRIL 30, 2002       OCTOBER 31,
                                                           (UNAUDITED)           2001           (UNAUDITED)            2001
                                                         ----------------    -------------    ----------------    ---------------
FROM OPERATIONS:
  Net Investment Income (Loss)                            $      410,635     $     128,721     $     (366,549)    $    11,729,801
  Net Realized Gain (Loss) on Investments                     (6,902,277)      (29,278,531)      (109,372,984)       (387,146,852)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                             8,424,361        (4,491,321)        32,308,475        (621,190,224)
                                                          --------------     -------------     --------------     ---------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                 1,932,719       (33,641,131)       (77,431,058)       (996,607,275)
                                                          --------------     -------------     --------------     ---------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                              124,634,798       580,581,331        222,477,292       1,870,790,767
  Withdrawals by Feeder Funds                               (116,553,322)     (578,713,070)      (351,678,716)     (2,157,365,244)
                                                          --------------     -------------     --------------     ---------------
Net Increase (Decrease) in Net Assets from Capital
  Transactions                                                 8,081,476         1,868,261       (129,201,424)       (286,574,477)
                                                          --------------     -------------     --------------     ---------------
      Total Increase (Decrease) in Net Assets                 10,014,195       (31,772,870)      (206,632,482)     (1,283,181,752)
NET ASSETS:
  Beginning of Period                                         69,602,142       101,375,012      1,059,513,656       2,342,695,408
                                                          --------------     -------------     --------------     ---------------
  End of Period                                           $   79,616,337     $  69,602,142     $  852,881,174     $ 1,059,513,656
                                                          ==============     =============     ==============     ===============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           ASMT                             ASMT
                                          INVESCO                          PIMCO                              ASMT
                                       EQUITY INCOME                 TOTAL RETURN BOND                    MONEY MARKET
                                         PORTFOLIO                       PORTFOLIO                          PORTFOLIO
                               -----------------------------   ------------------------------   ---------------------------------
                                 SIX MONTHS                      SIX MONTHS                       SIX MONTHS
                                   ENDED         YEAR ENDED        ENDED         YEAR ENDED          ENDED          YEAR ENDED
                               APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002    OCTOBER 31,    APRIL 30, 2002      OCTOBER 31,
                                (UNAUDITED)         2001        (UNAUDITED)         2001          (UNAUDITED)          2001
                               --------------   ------------   --------------   -------------   ---------------   ---------------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                      $  3,183,254    $  7,927,073   $   9,034,345    $  16,384,709   $     3,475,945   $    18,689,099
  Net Realized Gain (Loss) on
    Investments                   (2,352,732)    (13,817,701)      5,840,020       10,041,089               (78)           38,659
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                   10,059,822     (49,883,609)    (12,161,846)      16,105,371                --                --
                                ------------    ------------   -------------    -------------   ---------------   ---------------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                      10,890,344     (55,774,237)      2,712,519       42,531,169         3,475,867        18,727,758
                                ------------    ------------   -------------    -------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                         48,431,824     179,532,369     251,130,582      645,379,133     1,314,094,985     7,016,935,038
  Withdrawals by Feeder Funds    (66,492,421)   (139,866,425)   (251,703,560)    (434,506,057)   (1,363,463,950)   (6,839,322,971)
                                ------------    ------------   -------------    -------------   ---------------   ---------------
Net Increase (Decrease) in
  Net Assets from Capital
  Transactions                   (18,060,597)     39,665,944        (572,978)     210,873,076       (49,368,965)      177,612,067
                                ------------    ------------   -------------    -------------   ---------------   ---------------
      Total Increase
        (Decrease) in Net
        Assets                    (7,170,253)    (16,108,293)      2,139,541      253,404,245       (45,893,098)      196,339,825
NET ASSETS:
  Beginning of Period            315,577,434     331,685,727     462,308,164      208,903,919       448,831,801       252,491,976
                                ------------    ------------   -------------    -------------   ---------------   ---------------
  End of Period                 $308,407,181    $315,577,434   $ 464,447,705    $ 462,308,164   $   402,938,703   $   448,831,801
                                ============    ============   =============    =============   ===============   ===============

                                                   AMERICAN SKANDIA MASTER TRUST

SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                               Ratio of Expenses to
                                                                               Average Net Assets(4)
                                                                            ---------------------------
                                                Net Assets at   Portfolio      Net      Expenses Before   Ratio of Net Investment
                                     Period     End of Period   Turnover    Operating      Fees Paid         Income (Loss) to
                                     Ended       (in 000's)       Rate      Expenses     Indirectly**     Average Net Assets (4)
                                    --------    -------------   ---------   ---------   ---------------   -----------------------
ASMT AMERICAN CENTURY
INTERNATIONAL GROWTH PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/02+    $   79,616        140%       1.29%          1.29%                  1.11%
                                    10/31/01         69,602        202%       1.42%          1.42%                  0.14%
                                    10/31/00        101,375        165%       1.34%          1.34%                 (0.45%)
                                    10/31/99         36,579         31%       1.57%          1.58%                  0.20%
                                    10/31/98         15,021         20%       2.60%          2.60%                 (0.67%)
                                    10/31/97(1)       3,497          1%       6.26%          6.26%                 (3.78%)
ASMT JANUS
CAPITAL GROWTH PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/02+    $  852,881         33%       1.04%          1.04%                 (0.07%)
                                    10/31/01      1,059,514         54%       1.05%          1.05%                  0.74%
                                    10/31/00      2,342,695         32%       1.04%          1.04%                  0.22%
                                    10/31/99      1,324,283         47%       1.08%          1.09%                  0.12%
                                    10/31/98        154,238         77%       1.27%          1.27%                  0.17%
                                    10/31/97(1)       7,983         83%       2.79%          2.79%                  0.69%
ASMT INVESCO
EQUITY INCOME PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/02+    $  308,407         18%       0.81%          0.81%                  1.97%
                                    10/31/01        315,577         25%       0.84%          0.84%                  2.27%
                                    10/31/00        331,686         63%       0.85%          0.88%                  2.21%
                                    10/31/99        212,019         66%       0.90%          0.93%                  2.11%
                                    10/31/98         63,450         70%       1.13%          1.13%                  2.11%
                                    10/31/97(2)       6,503         46%       2.66%          2.66%                  2.39%
ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/02+    $  464,448        135%       0.71%          0.71%                  4.00%++
                                    10/31/01        462,308        394%       0.75%          0.75%                  5.08%
                                    10/31/00        208,904        464%       0.79%          0.79%                  6.33%
                                    10/31/99        176,099        145%       0.81%          0.81%                  5.90%
                                    10/31/98         59,375        418%       1.07%          1.07%                  5.05%
                                    10/31/97(2)       5,025         93%       2.22%          2.22%                  3.51%
ASMT
MONEY MARKET PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/02+    $  402,939        N/A        0.55%          0.55%                  1.66%
                                    10/31/01        448,832        N/A        0.57%          0.57%                  4.31%
                                    10/31/00        252,492        N/A        0.59%          0.59%                  5.77%
                                    10/31/99        191,084        N/A        0.63%          0.63%                  4.43%
                                    10/31/98         49,006        N/A        0.72%          0.72%                  4.69%
                                    10/31/97(3)       1,995        N/A        3.91%          3.91%                  1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized for periods less than one year.
 * Includes commissions received by American Skandia Marketing, Incorporated under the Trust's Distribution Plan, as described in Note 3 to the Financial Statements.
 + Unaudited
 ! Without the adoption of the change in amortization method as discussed in
   Note 2 of the Notes to Financial Statements, the Ratio of Net Investment Income would have been 4.34%. Supplemental data for prior periods have not been restated to reflect this change.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

APRIL 30, 2002

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at April 30, 2002, consisted of five diversified portfolios: ASMT American Century International Growth Portfolio ("International Growth"), ASMT Janus Capital Growth Portfolio ("Janus Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT Money Market Portfolio ("Money Market"), ( each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles in the United States, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of April 30, 2002, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued

                                                   AMERICAN SKANDIA MASTER TRUST

on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

     Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

     Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES LOANS -- Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days. At April 30, 2002, the market value of the invested collateral and market value of securities on loan are summarized as follows:

                             INSTITUTIONAL    FLOATING RATE                     TOTAL MARKET   MARKET VALUE
                             MONEY MARKET       NOTES AND                         VALUE OF     OF SECURITIES
                                 TRUST       COMMERCIAL PAPER   TIME DEPOSITS    COLLATERAL       ON LOAN
                             -------------   ----------------   -------------   ------------   -------------
Janus Capital Growth          $58,766,174      $32,177,116       $2,929,074     $93,872,364     $92,191,583
Equity Income                  46,977,696       14,892,708        2,001,639     $63,872,043      60,964,340

     As of April 30, 2002, the yield for Institutional Money Market Trust was 1.99%; maturity dates for floating rate notes and commercial paper ranged from 05/21/02 to 11/14/02 with yields ranging from 2.07% to 4.07%; and the maturity date for the time deposits was 05/01/02 with a yield of 1.81%.

DEFERRED ORGANIZATION EXPENSES -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on

                                                   AMERICAN SKANDIA MASTER TRUST

foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

     Effective November 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the funds amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to November 1, 2001, the Portfolios did not amortize premium for certain fixed income securities. Adopting these accounting principles did not affect the funds' net asset values, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The adoption of this principle was not material to the financial statements of Total Return Bond.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADVISORY FEES -- The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: American Century Investment Management, Inc., for International Growth; Janus Capital Management LLC for Janus Capital Growth; INVESCO Funds Group, Inc. for Equity Income; Pacific Investment Management Company LLC for Total Return Bond; and Wells Capital Management, Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, 0.75%, 0.65%, and 0.50% of the average daily net assets of the International Growth, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Portfolios.

MANAGEMENT OF THE TRUST -- Certain officers and trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested trustees.

DISTRIBUTOR -- On August 2, 1999, the Trust adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permitted ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios. The Supplemental Plan was terminated on June 27, 2001. Commissions received by ASMI under the Supplemental Plan are reflected in the expense ratios, in the Financial Highlights for the years ended 1999 and 2000. From November 1, 2000 to June 27, 2001, ASMI directed no securities transactions to any broker and, consequently, received no commissions from the Non-Feeder Funds and the Portfolios of American Skandia Master Trust.

4. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios are treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios is allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

5. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the period ended April 30, 2002, were as follows:

                                                         PURCHASES          SALES
                                                        ------------    --------------
International Growth                                    $104,718,642     $ 98,778,505
Janus Capital Growth                                    303,112,641       304,228,533
Equity Income                                            53,859,493        68,666,325
Total Return Bond                                       737,391,914       627,874,462

     Purchases and sales of U.S. government securities, during the period ended April 30, 2002, were as follows:

                                                          PURCHASES          SALES
                                                         ------------    --------------
Equity Income                                            $        --      $  3,062,623
Total Return Bond                                         70,800,848        72,467,456

     At April 30, 2002, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                                               NET
                                            GROSS            GROSS          UNREALIZED
                         AGGREGATE        UNREALIZED      UNREALIZED       APPRECIATION
                            COST         APPRECIATION    DEPRECIATION     (DEPRECIATION)
                       --------------    ------------    -------------    --------------
International Growth   $   68,735,755    $ 7,441,288     $   (628,507)     $  6,812,781
Janus Capital Growth      939,575,454     23,234,170     (116,759,640)      (93,525,470)
Equity Income             312,650,694     25,598,200      (30,583,960)       (4,985,760)
Total Return Bond         558,669,494      4,998,048       (4,733,223)         (264,825)
Money Market              430,077,954             --               --                --

6. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the period ended April 30, 2002, were as follows:

                                                                  TOTAL RETURN BOND
                                                             ---------------------------
                                                             NUMBER OF
                                                             CONTRACTS         PREMIUM
                                                             ---------        ----------
          Balance at beginning of period                       2,398          $1,574,736
          Written                                              2,566           2,706,895
          Expired                                             (1,114)           (696,585)
          Exercised                                               --                  --
          Closed                                              (1,209)           (822,505)
                                                              ------          ----------
          Balance at end of period                             2,641          $2,762,541
                                                              ======          ==========

                                                   AMERICAN SKANDIA MASTER TRUST

     At April 30, 2002, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

7. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios and other affiliated funds participate in a $175 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the period ended April 30, 2002, there were no borrowings under the agreement by the American Skandia Master Trust.

MANAGEMENT OF THE COMPANY

     Information concerning the Directors and Officers of the Company is presented below. The address of each Director and Officer is One Corporate Drive, Shelton, Connecticut 06484.

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 John Birch                     Since 4/98          Senior Vice President and Chief Operating
 Vice President (51)                                  Officer -- December 1997 to present
                                                    American Skandia Investment Services, Incorporated

                                                    Executive Vice President and Chief Operating
                                                      Officer -- August 1996 to October 1997
                                                    International Fund Administration Bermuda
----------------------------------------------------------------------------------------------------------------
 David E. A. Carson             Since 4/92          Director -- January 2000 to present
 Director (67)
                                                    Chairman -- January 1999 to December 1999
                                                    Chairman and Chief Executive Officer -- January 1998 to
                                                      December 1998
                                                    President, Chairman and Chief Executive Officer -- 1983 to
                                                      December 1997
                                                    People's Bank
----------------------------------------------------------------------------------------------------------------
 Richard G. Davy, Jr.           Since 3/95          Vice President -- June 1997 to present
 Treasurer (53)
                                                    Controller -- September 1994 to June 1997
                                                    American Skandia Investment Services, Incorporated
----------------------------------------------------------------------------------------------------------------
 Wade A. Dokken*                Since 6/01          President, Chairman and Chief Executive Officer -- May 2000
 President, (41)                                      to present
 Chief Executive Officer,
 Chairman and Director

                                                    Executive Vice President and Chief Operating Officer --
                                                      December 1999 to May 2000
                                                    Deputy Chief Executive Officer -- December 1997 to December
                                                      1999
                                                    Executive Vice President and Chief Marketing
                                                      Officer -- March 1995 to December 1997
                                                    American Skandia, Incorporated
----------------------------------------------------------------------------------------------------------------
 Julian A. Lerner               Since 11/96         Retired since 1995
 Director (77)
                                                    Senior Vice President and Portfolio Manager of AIM Charter
                                                      Fund and AIM Summit Fund from 1986 to 1995
----------------------------------------------------------------------------------------------------------------
 Edward P. Macdonald            Since 11/00         Senior Counsel, Counsel and Senior Associate
 Secretary (34)                                       Counsel -- April 1999 to Present
                                                    American Skandia, Incorporated

                                                    Branch Chief, Senior Counsel and Attorney -- October 1994 to
                                                      April 1999
                                                    U.S. Securities and Exchange Commission
----------------------------------------------------------------------------------------------------------------
 Thomas M. O'Brien              Since 4/92          President and Chief Executive Officer -- May 2000 to present
 Director (51)
                                                    Atlantic Bank of New York

                                                    Vice Chairman -- January 1997 to April 2000
                                                    North Fork Bank
----------------------------------------------------------------------------------------------------------------
 John A. Pileski                Since 2/01          Retired since June 2000
 Director (62)
                                                    Tax Partner -- KPMG, LLP -- January 1995 to June 2000
----------------------------------------------------------------------------------------------------------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 F. Don Schwartz                Since 4/92          Management Consultant
 Director (66)                                        April 1985 to present
----------------------------------------------------------------------------------------------------------------

(1) The Directors are responsible for overseeing all 29 Funds in the American Skandia Advisor Funds, Inc. and the 5 Portfolios in the American Skandia Master Trust, as well as the 40 Portfolios included in the American Skandia Trust, all of which are investment companies managed by the Investment Manager.

(2) The term of office for all of the Directors is indefinite, until his successor is elected.

 * Indicates a Director of the Company who is an "interested person" within the meaning set forth in the Investment Company Act of 1940. Mr. Dokken is deemed "interested" by virtue of his serving as an Officer and Director of the Company's Investment Manager.

     The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling 1-800-SKANDIA (752-6343).

BOARD OF DIRECTORS

David E. A. Carson

Wade A. Dokken

Julian A. Lerner

Thomas M. O'Brien

John A. Pileski

F. Don Schwartz

INVESTMENT MANAGER
American Skandia Investment Services, Incorporated
Shelton, CT 06484

DISTRIBUTOR
American Skandia Marketing, Incorporated
Shelton, CT 06484

TRANSFER AGENT
American Skandia Fund Services, Incorporated
Shelton, CT 06484

SUB-TRANSFER AGENT
Boston Financial Data Services, Inc.
Quincy, MA 02171

ADMINISTRATOR
PFPC Inc.
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

CUSTODIAN
FOR DOMESTIC SECURITIES OF FUNDS AND PORTFOLIOS
INVESTING PRIMARILY IN DOMESTIC SECURITIES:
PFPC Trust Company
Philadelphia, PA 19113

CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND
PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES
AND CUSTODIAN FOR FUNDS AND PORTFOLIOS INVESTING
PRIMARILY IN FOREIGN SECURITIES:
JPMorgan Chase Bank
Brooklyn, NY 11245

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

[GRAPHIC]

Shares of the American Skandia Advisor Funds are:

- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.


The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com

                                                        LIT CODE: (ASAFSEMI0402)

[LOGO] AMERICAN SKANDIA ADVISOR FUNDS
P.O. Box 8012
Boston, MA 02266-8012

   PRESORTED
   STANDARD
 U.S. POSTAGE
     PAID
 SMITHTOWN, NY
PERMIT NO. 700